UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Allspring Funds Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: August 31

Registrant is making a filing for 8 of its series: Allspring Core Plus Bond Fund, Allspring Government Securities Fund, Allspring High Yield Bond Fund, Allspring Managed Account CoreBuilder® Shares—Series CP, Allspring Short Duration Government Bond Fund, Allspring Short-Term Bond Plus Fund, Allspring Short-Term High Income Fund, and Allspring Ultra Short-Term Income Fund.

Date of reporting period: August 31, 2026

ITEM 1. REPORT TO STOCKHOLDERS

Annual Shareholder Report

Core Plus Bond Fund

August 31, 2026

Institutional Class

WIPIX

This annual shareholder report contains important information about Core Plus Bond Fund for the period from September 1, 2025 to August 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$35	0.35%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the 12-month period ended August 31, 2026. Treasury yields were volatile and rose across most maturities. Yields initially declined as the Federal Reserve (Fed) cut its policy rate by 75 basis points (bps; 100 bps equal 1.00%) from September through December 2025. The Fed then held rates steady as resilient growth, elevated inflation, higher energy prices, and concerns about federal borrowing pushed yields higher. Credit spreads remained tight, supported by solid corporate fundamentals and strong investor demand.

Portfolio duration was neutral to the benchmark before we modestly extended after sovereign yields rose in response to the war in Iran. The portfolio sought higher-quality yield through diversified corporate, non-benchmark securitized, and out-of-benchmark plus sector exposures throughout the period. These plus sectors include emerging market debt, U.S. and European high yield bonds, European investment grade bonds, and global government bonds.

Sector allocation, including securitized and plus sector exposures, contributed to performance, as did credit-quality allocation, security selection, and duration. Yield-curve positioning was the primary detractor, particularly an overweight to the 2-year portion of the curve and an underweight to the long end.

Total return based on a $10,000 investment

Table Summary
	Institutional Class	Bloomberg U.S. Aggregate Bond Index
8/31/2016	$10,000	$10,000
9/30/2016	$10,010	$9,994
10/31/2016	$9,958	$9,918
11/30/2016	$9,725	$9,683
12/31/2016	$9,798	$9,697
1/31/2017	$9,861	$9,716
2/28/2017	$9,950	$9,781
3/31/2017	$9,961	$9,776
4/30/2017	$10,052	$9,851
5/31/2017	$10,146	$9,927
6/30/2017	$10,176	$9,917
7/31/2017	$10,230	$9,960
8/31/2017	$10,310	$10,049
9/30/2017	$10,282	$10,001
10/31/2017	$10,303	$10,007
11/30/2017	$10,305	$9,994
12/31/2017	$10,353	$10,040
1/31/2018	$10,282	$9,925
2/28/2018	$10,189	$9,830
3/31/2018	$10,251	$9,894
4/30/2018	$10,179	$9,820
5/31/2018	$10,206	$9,890
6/30/2018	$10,193	$9,878
7/31/2018	$10,236	$9,880
8/31/2018	$10,257	$9,944
9/30/2018	$10,227	$9,880
10/31/2018	$10,137	$9,802
11/30/2018	$10,179	$9,860
12/31/2018	$10,333	$10,041
1/31/2019	$10,503	$10,148
2/28/2019	$10,510	$10,142
3/31/2019	$10,699	$10,337
4/30/2019	$10,717	$10,339
5/31/2019	$10,874	$10,523
6/30/2019	$11,018	$10,655
7/31/2019	$11,060	$10,679
8/31/2019	$11,301	$10,955
9/30/2019	$11,246	$10,897
10/31/2019	$11,278	$10,930
11/30/2019	$11,285	$10,924
12/31/2019	$11,310	$10,917
1/31/2020	$11,521	$11,127
2/29/2020	$11,648	$11,327
3/31/2020	$11,245	$11,260
4/30/2020	$11,592	$11,460
5/31/2020	$11,839	$11,514
6/30/2020	$12,016	$11,586
7/31/2020	$12,325	$11,759
8/31/2020	$12,324	$11,665
9/30/2020	$12,288	$11,658
10/31/2020	$12,246	$11,606
11/30/2020	$12,530	$11,720
12/31/2020	$12,625	$11,736
1/31/2021	$12,567	$11,652
2/28/2021	$12,439	$11,484
3/31/2021	$12,328	$11,340
4/30/2021	$12,451	$11,430
5/31/2021	$12,501	$11,467
6/30/2021	$12,624	$11,548
7/31/2021	$12,730	$11,677
8/31/2021	$12,723	$11,655
9/30/2021	$12,625	$11,554
10/31/2021	$12,631	$11,551
11/30/2021	$12,657	$11,585
12/31/2021	$12,648	$11,555
1/31/2022	$12,408	$11,306
2/28/2022	$12,235	$11,180
3/31/2022	$11,944	$10,869
4/30/2022	$11,467	$10,457
5/31/2022	$11,473	$10,524
6/30/2022	$11,194	$10,359
7/31/2022	$11,469	$10,612
8/31/2022	$11,206	$10,313
9/30/2022	$10,726	$9,867
10/31/2022	$10,564	$9,739
11/30/2022	$10,956	$10,097
12/31/2022	$10,916	$10,052
1/31/2023	$11,325	$10,361
2/28/2023	$11,051	$10,093
3/31/2023	$11,290	$10,350
4/30/2023	$11,355	$10,412
5/31/2023	$11,242	$10,299
6/30/2023	$11,211	$10,262
7/31/2023	$11,235	$10,255
8/31/2023	$11,170	$10,189
9/30/2023	$10,882	$9,931
10/31/2023	$10,696	$9,774
11/30/2023	$11,208	$10,216
12/31/2023	$11,658	$10,608
1/31/2024	$11,666	$10,578
2/29/2024	$11,512	$10,429
3/31/2024	$11,623	$10,525
4/30/2024	$11,341	$10,259
5/31/2024	$11,552	$10,433
6/30/2024	$11,652	$10,532
7/31/2024	$11,923	$10,778
8/31/2024	$12,118	$10,933
9/30/2024	$12,286	$11,079
10/31/2024	$11,981	$10,805
11/30/2024	$12,125	$10,919
12/31/2024	$11,933	$10,740
1/31/2025	$12,021	$10,797
2/28/2025	$12,275	$11,035
3/31/2025	$12,244	$11,039
4/30/2025	$12,248	$11,082
5/31/2025	$12,195	$11,003
6/30/2025	$12,406	$11,172
7/31/2025	$12,382	$11,143
8/31/2025	$12,544	$11,276
9/30/2025	$12,684	$11,399
10/31/2025	$12,768	$11,470
11/30/2025	$12,828	$11,541
12/31/2025	$12,811	$11,524
1/31/2026	$12,867	$11,537
2/28/2026	$13,063	$11,726
3/31/2026	$12,792	$11,519
4/30/2026	$12,837	$11,532
5/31/2026	$12,886	$11,568
6/30/2026	$12,923	$11,596
7/31/2026	$12,747	$11,445
8/31/2026	$12,794	$11,489

Core Plus Bond Fund

Annual Shareholder Report | August 31, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Class	2.00	0.11	2.49
Bloomberg U.S. Aggregate Bond Index	1.89	(0.29)	1.40

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Table Summary
Total net assets	$10,968,413,628
# of portfolio holdings	911
Portfolio turnover rate	129%
Total advisory fees paid	$26,836,690

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Agency securities	31.2
Corporate bonds and notes	23.3
U.S. Treasury securities	9.6
Asset-backed securities	9.0
Yankee corporate bonds and notes	8.9
Non-agency mortgage-backed securities	5.8
Foreign government bonds	5.5
Investment companies	3.3
Foreign corporate bonds and notes	1.8
Yankee government bonds	1.6

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
FNMA, 5.50%, 9‑14‑2056	1.7
U.S. Treasury Bonds, 4.63%, 2‑15‑2046	1.7
U.S. Treasury Bonds, 4.63%, 11‑15‑2045	1.6
GNMA, 5.00%, 11‑20‑2054	1.3
Vanguard Intermediate-Term Corporate Bond ETF	1.1
FNMA, 6.00%, 5‑1‑2055	1.1
FNMA, 6.00%, 9‑14‑2056	1.0
U.S. Treasury Bonds, 4.63%, 5‑15‑2044	0.9
GNMA, 5.50%, 10‑20‑2055	0.8
FNMA, 2.00%, 10‑1‑2051	0.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3165 08-26

Annual Shareholder Report

Core Plus Bond Fund

August 31, 2026

Class R6

STYJX

This annual shareholder report contains important information about Core Plus Bond Fund for the period from September 1, 2025 to August 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$30	0.30%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the 12-month period ended August 31, 2026. Treasury yields were volatile and rose across most maturities. Yields initially declined as the Federal Reserve (Fed) cut its policy rate by 75 basis points (bps; 100 bps equal 1.00%) from September through December 2025. The Fed then held rates steady as resilient growth, elevated inflation, higher energy prices, and concerns about federal borrowing pushed yields higher. Credit spreads remained tight, supported by solid corporate fundamentals and strong investor demand.

Portfolio duration was neutral to the benchmark before we modestly extended after sovereign yields rose in response to the war in Iran. The portfolio sought higher-quality yield through diversified corporate, non-benchmark securitized, and out-of-benchmark plus sector exposures throughout the period. These plus sectors include emerging market debt, U.S. and European high yield bonds, European investment grade bonds, and global government bonds.

Sector allocation, including securitized and plus sector exposures, contributed to performance, as did credit-quality allocation, security selection, and duration. Yield-curve positioning was the primary detractor, particularly an overweight to the 2-year portion of the curve and an underweight to the long end.

Total return based on a $10,000 investment

Table Summary
	Class R6	Bloomberg U.S. Aggregate Bond Index
8/31/2016	$10,000	$10,000
9/30/2016	$10,010	$9,994
10/31/2016	$9,958	$9,918
11/30/2016	$9,726	$9,683
12/31/2016	$9,799	$9,697
1/31/2017	$9,862	$9,716
2/28/2017	$9,952	$9,781
3/31/2017	$9,969	$9,776
4/30/2017	$10,061	$9,851
5/31/2017	$10,155	$9,927
6/30/2017	$10,177	$9,917
7/31/2017	$10,239	$9,960
8/31/2017	$10,321	$10,049
9/30/2017	$10,293	$10,001
10/31/2017	$10,314	$10,007
11/30/2017	$10,309	$9,994
12/31/2017	$10,365	$10,040
1/31/2018	$10,294	$9,925
2/28/2018	$10,194	$9,830
3/31/2018	$10,264	$9,894
4/30/2018	$10,185	$9,820
5/31/2018	$10,220	$9,890
6/30/2018	$10,208	$9,878
7/31/2018	$10,251	$9,880
8/31/2018	$10,273	$9,944
9/30/2018	$10,234	$9,880
10/31/2018	$10,154	$9,802
11/30/2018	$10,188	$9,860
12/31/2018	$10,351	$10,041
1/31/2019	$10,513	$10,148
2/28/2019	$10,528	$10,142
3/31/2019	$10,710	$10,337
4/30/2019	$10,737	$10,339
5/31/2019	$10,885	$10,523
6/30/2019	$11,039	$10,655
7/31/2019	$11,073	$10,679
8/31/2019	$11,314	$10,955
9/30/2019	$11,260	$10,897
10/31/2019	$11,292	$10,930
11/30/2019	$11,300	$10,924
12/31/2019	$11,334	$10,917
1/31/2020	$11,546	$11,127
2/29/2020	$11,665	$11,327
3/31/2020	$11,262	$11,260
4/30/2020	$11,609	$11,460
5/31/2020	$11,866	$11,514
6/30/2020	$12,035	$11,586
7/31/2020	$12,354	$11,759
8/31/2020	$12,344	$11,665
9/30/2020	$12,318	$11,658
10/31/2020	$12,267	$11,606
11/30/2020	$12,552	$11,720
12/31/2020	$12,658	$11,736
1/31/2021	$12,600	$11,652
2/28/2021	$12,472	$11,484
3/31/2021	$12,352	$11,340
4/30/2021	$12,485	$11,430
5/31/2021	$12,527	$11,467
6/30/2021	$12,659	$11,548
7/31/2021	$12,766	$11,677
8/31/2021	$12,760	$11,655
9/30/2021	$12,652	$11,554
10/31/2021	$12,669	$11,551
11/30/2021	$12,695	$11,585
12/31/2021	$12,686	$11,555
1/31/2022	$12,437	$11,306
2/28/2022	$12,273	$11,180
3/31/2022	$11,972	$10,869
4/30/2022	$11,505	$10,457
5/31/2022	$11,511	$10,524
6/30/2022	$11,232	$10,359
7/31/2022	$11,498	$10,612
8/31/2022	$11,236	$10,313
9/30/2022	$10,754	$9,867
10/31/2022	$10,602	$9,739
11/30/2022	$10,995	$10,097
12/31/2022	$10,947	$10,052
1/31/2023	$11,367	$10,361
2/28/2023	$11,092	$10,093
3/31/2023	$11,322	$10,350
4/30/2023	$11,398	$10,412
5/31/2023	$11,286	$10,299
6/30/2023	$11,255	$10,262
7/31/2023	$11,279	$10,255
8/31/2023	$11,205	$10,189
9/30/2023	$10,926	$9,931
10/31/2023	$10,740	$9,774
11/30/2023	$11,254	$10,216
12/31/2023	$11,707	$10,608
1/31/2024	$11,704	$10,578
2/29/2024	$11,550	$10,429
3/31/2024	$11,672	$10,525
4/30/2024	$11,390	$10,259
5/31/2024	$11,592	$10,433
6/30/2024	$11,703	$10,532
7/31/2024	$11,965	$10,778
8/31/2024	$12,161	$10,933
9/30/2024	$12,330	$11,079
10/31/2024	$12,036	$10,805
11/30/2024	$12,169	$10,919
12/31/2024	$11,988	$10,740
1/31/2025	$12,066	$10,797
2/28/2025	$12,321	$11,035
3/31/2025	$12,291	$11,039
4/30/2025	$12,307	$11,082
5/31/2025	$12,254	$11,003
6/30/2025	$12,455	$11,172
7/31/2025	$12,442	$11,143
8/31/2025	$12,606	$11,276
9/30/2025	$12,746	$11,399
10/31/2025	$12,821	$11,470
11/30/2025	$12,892	$11,541
12/31/2025	$12,876	$11,524
1/31/2026	$12,921	$11,537
2/28/2026	$13,118	$11,726
3/31/2026	$12,847	$11,519
4/30/2026	$12,905	$11,532
5/31/2026	$12,954	$11,568
6/30/2026	$12,980	$11,596
7/31/2026	$12,804	$11,445
8/31/2026	$12,864	$11,489

Core Plus Bond Fund

Annual Shareholder Report | August 31, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class R6Footnote Reference*	2.05	0.16	2.55
Bloomberg U.S. Aggregate Bond Index	1.89	(0.29)	1.40

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Footnote	Description
Footnote*	Historical performance shown for the Class R6 shares prior to their inception on October 31, 2016 reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

KEY FUND STATISTICS

Table Summary
Total net assets	$10,968,413,628
# of portfolio holdings	911
Portfolio turnover rate	129%
Total advisory fees paid	$26,836,690

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Agency securities	31.2
Corporate bonds and notes	23.3
U.S. Treasury securities	9.6
Asset-backed securities	9.0
Yankee corporate bonds and notes	8.9
Non-agency mortgage-backed securities	5.8
Foreign government bonds	5.5
Investment companies	3.3
Foreign corporate bonds and notes	1.8
Yankee government bonds	1.6

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
FNMA, 5.50%, 9‑14‑2056	1.7
U.S. Treasury Bonds, 4.63%, 2‑15‑2046	1.7
U.S. Treasury Bonds, 4.63%, 11‑15‑2045	1.6
GNMA, 5.00%, 11‑20‑2054	1.3
Vanguard Intermediate-Term Corporate Bond ETF	1.1
FNMA, 6.00%, 5‑1‑2055	1.1
FNMA, 6.00%, 9‑14‑2056	1.0
U.S. Treasury Bonds, 4.63%, 5‑15‑2044	0.9
GNMA, 5.50%, 10‑20‑2055	0.8
FNMA, 2.00%, 10‑1‑2051	0.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4689 08-26

Annual Shareholder Report

Core Plus Bond Fund

August 31, 2026

Class C

WFIPX

This annual shareholder report contains important information about Core Plus Bond Fund for the period from September 1, 2025 to August 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$143	1.42%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the 12-month period ended August 31, 2026. Treasury yields were volatile and rose across most maturities. Yields initially declined as the Federal Reserve (Fed) cut its policy rate by 75 basis points (bps; 100 bps equal 1.00%) from September through December 2025. The Fed then held rates steady as resilient growth, elevated inflation, higher energy prices, and concerns about federal borrowing pushed yields higher. Credit spreads remained tight, supported by solid corporate fundamentals and strong investor demand.

Portfolio duration was neutral to the benchmark before we modestly extended after sovereign yields rose in response to the war in Iran. The portfolio sought higher-quality yield through diversified corporate, non-benchmark securitized, and out-of-benchmark plus sector exposures throughout the period. These plus sectors include emerging market debt, U.S. and European high yield bonds, European investment grade bonds, and global government bonds.

Sector allocation, including securitized and plus sector exposures, contributed to performance, as did credit-quality allocation, security selection, and duration. Yield-curve positioning was the primary detractor, particularly an overweight to the 2-year portion of the curve and an underweight to the long end.

Total return based on a $10,000 investment

Table Summary
	Class C with Load	Bloomberg U.S. Aggregate Bond Index
8/31/2016	$10,000	$10,000
9/30/2016	$9,994	$9,994
10/31/2016	$9,934	$9,918
11/30/2016	$9,693	$9,683
12/31/2016	$9,758	$9,697
1/31/2017	$9,817	$9,716
2/28/2017	$9,897	$9,781
3/31/2017	$9,899	$9,776
4/30/2017	$9,981	$9,851
5/31/2017	$10,065	$9,927
6/30/2017	$10,077	$9,917
7/31/2017	$10,125	$9,960
8/31/2017	$10,193	$10,049
9/30/2017	$10,164	$10,001
10/31/2017	$10,168	$10,007
11/30/2017	$10,160	$9,994
12/31/2017	$10,203	$10,040
1/31/2018	$10,128	$9,925
2/28/2018	$10,020	$9,830
3/31/2018	$10,073	$9,894
4/30/2018	$9,993	$9,820
5/31/2018	$10,010	$9,890
6/30/2018	$9,987	$9,878
7/31/2018	$10,029	$9,880
8/31/2018	$10,040	$9,944
9/30/2018	$9,993	$9,880
10/31/2018	$9,905	$9,802
11/30/2018	$9,928	$9,860
12/31/2018	$10,074	$10,041
1/31/2019	$10,227	$10,148
2/28/2019	$10,230	$10,142
3/31/2019	$10,398	$10,337
4/30/2019	$10,414	$10,339
5/31/2019	$10,549	$10,523
6/30/2019	$10,688	$10,655
7/31/2019	$10,711	$10,679
8/31/2019	$10,934	$10,955
9/30/2019	$10,872	$10,897
10/31/2019	$10,893	$10,930
11/30/2019	$10,891	$10,924
12/31/2019	$10,908	$10,917
1/31/2020	$11,097	$11,127
2/29/2020	$11,213	$11,327
3/31/2020	$10,814	$11,260
4/30/2020	$11,139	$11,460
5/31/2020	$11,368	$11,514
6/30/2020	$11,518	$11,586
7/31/2020	$11,813	$11,759
8/31/2020	$11,793	$11,665
9/30/2020	$11,757	$11,658
10/31/2020	$11,697	$11,606
11/30/2020	$11,959	$11,720
12/31/2020	$12,041	$11,736
1/31/2021	$11,982	$11,652
2/28/2021	$11,850	$11,484
3/31/2021	$11,725	$11,340
4/30/2021	$11,840	$11,430
5/31/2021	$11,869	$11,467
6/30/2021	$11,975	$11,548
7/31/2021	$12,074	$11,677
8/31/2021	$12,057	$11,655
9/30/2021	$11,944	$11,554
10/31/2021	$11,948	$11,551
11/30/2021	$11,953	$11,585
12/31/2021	$11,936	$11,555
1/31/2022	$11,696	$11,306
2/28/2022	$11,531	$11,180
3/31/2022	$11,237	$10,869
4/30/2022	$10,788	$10,457
5/31/2022	$10,783	$10,524
6/30/2022	$10,510	$10,359
7/31/2022	$10,755	$10,612
8/31/2022	$10,502	$10,313
9/30/2022	$10,042	$9,867
10/31/2022	$9,887	$9,739
11/30/2022	$10,235	$10,097
12/31/2022	$10,184	$10,052
1/31/2023	$10,561	$10,361
2/28/2023	$10,297	$10,093
3/31/2023	$10,509	$10,350
4/30/2023	$10,561	$10,412
5/31/2023	$10,447	$10,299
6/30/2023	$10,418	$10,262
7/31/2023	$10,421	$10,255
8/31/2023	$10,351	$10,189
9/30/2023	$10,074	$9,931
10/31/2023	$9,902	$9,774
11/30/2023	$10,368	$10,216
12/31/2023	$10,771	$10,608
1/31/2024	$10,763	$10,578
2/29/2024	$10,612	$10,429
3/31/2024	$10,705	$10,525
4/30/2024	$10,435	$10,259
5/31/2024	$10,621	$10,433
6/30/2024	$10,704	$10,532
7/31/2024	$10,944	$10,778
8/31/2024	$11,112	$10,933
9/30/2024	$11,264	$11,079
10/31/2024	$10,991	$10,805
11/30/2024	$11,110	$10,919
12/31/2024	$10,941	$10,740
1/31/2025	$11,008	$10,797
2/28/2025	$11,238	$11,035
3/31/2025	$11,207	$11,039
4/30/2025	$11,218	$11,082
5/31/2025	$11,166	$11,003
6/30/2025	$11,357	$11,172
7/31/2025	$11,331	$11,143
8/31/2025	$11,477	$11,276
9/30/2025	$11,601	$11,399
10/31/2025	$11,676	$11,470
11/30/2025	$11,727	$11,541
12/31/2025	$11,709	$11,524
1/31/2026	$11,756	$11,537
2/28/2026	$11,922	$11,726
3/31/2026	$11,682	$11,519
4/30/2026	$11,720	$11,532
5/31/2026	$11,761	$11,568
6/30/2026	$11,792	$11,596
7/31/2026	$11,618	$11,445
8/31/2026	$11,669	$11,489

Core Plus Bond Fund

Annual Shareholder Report | August 31, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class C	0.91	(0.97)	1.56
Class C with Load	(0.09)	(0.97)	1.56
Bloomberg U.S. Aggregate Bond Index	1.89	(0.29)	1.40

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Table Summary
Total net assets	$10,968,413,628
# of portfolio holdings	911
Portfolio turnover rate	129%
Total advisory fees paid	$26,836,690

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Agency securities	31.2
Corporate bonds and notes	23.3
U.S. Treasury securities	9.6
Asset-backed securities	9.0
Yankee corporate bonds and notes	8.9
Non-agency mortgage-backed securities	5.8
Foreign government bonds	5.5
Investment companies	3.3
Foreign corporate bonds and notes	1.8
Yankee government bonds	1.6

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
FNMA, 5.50%, 9‑14‑2056	1.7
U.S. Treasury Bonds, 4.63%, 2‑15‑2046	1.7
U.S. Treasury Bonds, 4.63%, 11‑15‑2045	1.6
GNMA, 5.00%, 11‑20‑2054	1.3
Vanguard Intermediate-Term Corporate Bond ETF	1.1
FNMA, 6.00%, 5‑1‑2055	1.1
FNMA, 6.00%, 9‑14‑2056	1.0
U.S. Treasury Bonds, 4.63%, 5‑15‑2044	0.9
GNMA, 5.50%, 10‑20‑2055	0.8
FNMA, 2.00%, 10‑1‑2051	0.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0559 08-26

Annual Shareholder Report

Core Plus Bond Fund

August 31, 2026

Class A

STYAX

This annual shareholder report contains important information about Core Plus Bond Fund for the period from September 1, 2025 to August 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$67	0.66%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the 12-month period ended August 31, 2026. Treasury yields were volatile and rose across most maturities. Yields initially declined as the Federal Reserve (Fed) cut its policy rate by 75 basis points (bps; 100 bps equal 1.00%) from September through December 2025. The Fed then held rates steady as resilient growth, elevated inflation, higher energy prices, and concerns about federal borrowing pushed yields higher. Credit spreads remained tight, supported by solid corporate fundamentals and strong investor demand.

Portfolio duration was neutral to the benchmark before we modestly extended after sovereign yields rose in response to the war in Iran. The portfolio sought higher-quality yield through diversified corporate, non-benchmark securitized, and out-of-benchmark plus sector exposures throughout the period. These plus sectors include emerging market debt, U.S. and European high yield bonds, European investment grade bonds, and global government bonds.

Sector allocation, including securitized and plus sector exposures, contributed to performance, as did credit-quality allocation, security selection, and duration. Yield-curve positioning was the primary detractor, particularly an overweight to the 2-year portion of the curve and an underweight to the long end.

Total return based on a $10,000 investment

Table Summary
	Class A with Load	Bloomberg U.S. Aggregate Bond Index
8/31/2016	$9,549	$10,000
9/30/2016	$9,556	$9,994
10/31/2016	$9,505	$9,918
11/30/2016	$9,273	$9,683
12/31/2016	$9,345	$9,697
1/31/2017	$9,404	$9,716
2/28/2017	$9,487	$9,781
3/31/2017	$9,494	$9,776
4/30/2017	$9,579	$9,851
5/31/2017	$9,666	$9,927
6/30/2017	$9,691	$9,917
7/31/2017	$9,740	$9,960
8/31/2017	$9,814	$10,049
9/30/2017	$9,786	$10,001
10/31/2017	$9,803	$10,007
11/30/2017	$9,802	$9,994
12/31/2017	$9,844	$10,040
1/31/2018	$9,775	$9,925
2/28/2018	$9,676	$9,830
3/31/2018	$9,740	$9,894
4/30/2018	$9,662	$9,820
5/31/2018	$9,692	$9,890
6/30/2018	$9,677	$9,878
7/31/2018	$9,715	$9,880
8/31/2018	$9,732	$9,944
9/30/2018	$9,701	$9,880
10/31/2018	$9,613	$9,802
11/30/2018	$9,650	$9,860
12/31/2018	$9,793	$10,041
1/31/2019	$9,952	$10,148
2/28/2019	$9,956	$10,142
3/31/2019	$10,125	$10,337
4/30/2019	$10,147	$10,339
5/31/2019	$10,293	$10,523
6/30/2019	$10,427	$10,655
7/31/2019	$10,456	$10,679
8/31/2019	$10,680	$10,955
9/30/2019	$10,625	$10,897
10/31/2019	$10,653	$10,930
11/30/2019	$10,657	$10,924
12/31/2019	$10,685	$10,917
1/31/2020	$10,883	$11,127
2/29/2020	$10,992	$11,327
3/31/2020	$10,608	$11,260
4/30/2020	$10,933	$11,460
5/31/2020	$11,172	$11,514
6/30/2020	$11,328	$11,586
7/31/2020	$11,624	$11,759
8/31/2020	$11,611	$11,665
9/30/2020	$11,583	$11,658
10/31/2020	$11,532	$11,606
11/30/2020	$11,797	$11,720
12/31/2020	$11,892	$11,736
1/31/2021	$11,834	$11,652
2/28/2021	$11,711	$11,484
3/31/2021	$11,594	$11,340
4/30/2021	$11,716	$11,430
5/31/2021	$11,751	$11,467
6/30/2021	$11,872	$11,548
7/31/2021	$11,969	$11,677
8/31/2021	$11,959	$11,655
9/30/2021	$11,855	$11,554
10/31/2021	$11,866	$11,551
11/30/2021	$11,887	$11,585
12/31/2021	$11,873	$11,555
1/31/2022	$11,638	$11,306
2/28/2022	$11,481	$11,180
3/31/2022	$11,205	$10,869
4/30/2022	$10,754	$10,457
5/31/2022	$10,757	$10,524
6/30/2022	$10,492	$10,359
7/31/2022	$10,748	$10,612
8/31/2022	$10,498	$10,313
9/30/2022	$10,045	$9,867
10/31/2022	$9,891	$9,739
11/30/2022	$10,255	$10,097
12/31/2022	$10,214	$10,052
1/31/2023	$10,595	$10,361
2/28/2023	$10,336	$10,093
3/31/2023	$10,547	$10,350
4/30/2023	$10,614	$10,412
5/31/2023	$10,506	$10,299
6/30/2023	$10,474	$10,262
7/31/2023	$10,494	$10,255
8/31/2023	$10,430	$10,189
9/30/2023	$10,158	$9,931
10/31/2023	$9,982	$9,774
11/30/2023	$10,457	$10,216
12/31/2023	$10,873	$10,608
1/31/2024	$10,869	$10,578
2/29/2024	$10,723	$10,429
3/31/2024	$10,833	$10,525
4/30/2024	$10,567	$10,259
5/31/2024	$10,751	$10,433
6/30/2024	$10,852	$10,532
7/31/2024	$11,092	$10,778
8/31/2024	$11,270	$10,933
9/30/2024	$11,424	$11,079
10/31/2024	$11,147	$10,805
11/30/2024	$11,267	$10,919
12/31/2024	$11,096	$10,740
1/31/2025	$11,165	$10,797
2/28/2025	$11,398	$11,035
3/31/2025	$11,367	$11,039
4/30/2025	$11,378	$11,082
5/31/2025	$11,324	$11,003
6/30/2025	$11,518	$11,172
7/31/2025	$11,492	$11,143
8/31/2025	$11,640	$11,276
9/30/2025	$11,766	$11,399
10/31/2025	$11,841	$11,470
11/30/2025	$11,894	$11,541
12/31/2025	$11,875	$11,524
1/31/2026	$11,923	$11,537
2/28/2026	$12,091	$11,726
3/31/2026	$11,848	$11,519
4/30/2026	$11,887	$11,532
5/31/2026	$11,928	$11,568
6/30/2026	$11,960	$11,596
7/31/2026	$11,783	$11,445
8/31/2026	$11,834	$11,489

Core Plus Bond Fund

Annual Shareholder Report | August 31, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A	1.67	(0.21)	2.17
Class A with Load	(2.89)	(1.13)	1.70
Bloomberg U.S. Aggregate Bond Index	1.89	(0.29)	1.40

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Table Summary
Total net assets	$10,968,413,628
# of portfolio holdings	911
Portfolio turnover rate	129%
Total advisory fees paid	$26,836,690

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Agency securities	31.2
Corporate bonds and notes	23.3
U.S. Treasury securities	9.6
Asset-backed securities	9.0
Yankee corporate bonds and notes	8.9
Non-agency mortgage-backed securities	5.8
Foreign government bonds	5.5
Investment companies	3.3
Foreign corporate bonds and notes	1.8
Yankee government bonds	1.6

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
FNMA, 5.50%, 9‑14‑2056	1.7
U.S. Treasury Bonds, 4.63%, 2‑15‑2046	1.7
U.S. Treasury Bonds, 4.63%, 11‑15‑2045	1.6
GNMA, 5.00%, 11‑20‑2054	1.3
Vanguard Intermediate-Term Corporate Bond ETF	1.1
FNMA, 6.00%, 5‑1‑2055	1.1
FNMA, 6.00%, 9‑14‑2056	1.0
U.S. Treasury Bonds, 4.63%, 5‑15‑2044	0.9
GNMA, 5.50%, 10‑20‑2055	0.8
FNMA, 2.00%, 10‑1‑2051	0.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0059 08-26

Annual Shareholder Report

Core Plus Bond Fund

August 31, 2026

Administrator Class

WIPDX

This annual shareholder report contains important information about Core Plus Bond Fund for the period from September 1, 2025 to August 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$61	0.60%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the 12-month period ended August 31, 2026. Treasury yields were volatile and rose across most maturities. Yields initially declined as the Federal Reserve (Fed) cut its policy rate by 75 basis points (bps; 100 bps equal 1.00%) from September through December 2025. The Fed then held rates steady as resilient growth, elevated inflation, higher energy prices, and concerns about federal borrowing pushed yields higher. Credit spreads remained tight, supported by solid corporate fundamentals and strong investor demand.

Portfolio duration was neutral to the benchmark before we modestly extended after sovereign yields rose in response to the war in Iran. The portfolio sought higher-quality yield through diversified corporate, non-benchmark securitized, and out-of-benchmark plus sector exposures throughout the period. These plus sectors include emerging market debt, U.S. and European high yield bonds, European investment grade bonds, and global government bonds.

Sector allocation, including securitized and plus sector exposures, contributed to performance, as did credit-quality allocation, security selection, and duration. Yield-curve positioning was the primary detractor, particularly an overweight to the 2-year portion of the curve and an underweight to the long end.

Total return based on a $10,000 investment

Table Summary
	Administrator Class	Bloomberg U.S. Aggregate Bond Index
8/31/2016	$10,000	$10,000
9/30/2016	$10,009	$9,994
10/31/2016	$9,956	$9,918
11/30/2016	$9,721	$9,683
12/31/2016	$9,790	$9,697
1/31/2017	$9,852	$9,716
2/28/2017	$9,940	$9,781
3/31/2017	$9,949	$9,776
4/30/2017	$10,039	$9,851
5/31/2017	$10,131	$9,927
6/30/2017	$10,159	$9,917
7/31/2017	$10,211	$9,960
8/31/2017	$10,290	$10,049
9/30/2017	$10,260	$10,001
10/31/2017	$10,278	$10,007
11/30/2017	$10,279	$9,994
12/31/2017	$10,324	$10,040
1/31/2018	$10,252	$9,925
2/28/2018	$10,149	$9,830
3/31/2018	$10,217	$9,894
4/30/2018	$10,136	$9,820
5/31/2018	$10,168	$9,890
6/30/2018	$10,154	$9,878
7/31/2018	$10,195	$9,880
8/31/2018	$10,214	$9,944
9/30/2018	$10,182	$9,880
10/31/2018	$10,090	$9,802
11/30/2018	$10,130	$9,860
12/31/2018	$10,281	$10,041
1/31/2019	$10,450	$10,148
2/28/2019	$10,454	$10,142
3/31/2019	$10,633	$10,337
4/30/2019	$10,657	$10,339
5/31/2019	$10,803	$10,523
6/30/2019	$10,953	$10,655
7/31/2019	$10,985	$10,679
8/31/2019	$11,223	$10,955
9/30/2019	$11,166	$10,897
10/31/2019	$11,196	$10,930
11/30/2019	$11,201	$10,924
12/31/2019	$11,231	$10,917
1/31/2020	$11,431	$11,127
2/29/2020	$11,557	$11,327
3/31/2020	$11,153	$11,260
4/30/2020	$11,496	$11,460
5/31/2020	$11,740	$11,514
6/30/2020	$11,914	$11,586
7/31/2020	$12,219	$11,759
8/31/2020	$12,215	$11,665
9/30/2020	$12,178	$11,658
10/31/2020	$12,134	$11,606
11/30/2020	$12,414	$11,720
12/31/2020	$12,507	$11,736
1/31/2021	$12,446	$11,652
2/28/2021	$12,317	$11,484
3/31/2021	$12,205	$11,340
4/30/2021	$12,325	$11,430
5/31/2021	$12,373	$11,467
6/30/2021	$12,493	$11,548
7/31/2021	$12,596	$11,677
8/31/2021	$12,587	$11,655
9/30/2021	$12,487	$11,554
10/31/2021	$12,490	$11,551
11/30/2021	$12,513	$11,585
12/31/2021	$12,501	$11,555
1/31/2022	$12,262	$11,306
2/28/2022	$12,088	$11,180
3/31/2022	$11,797	$10,869
4/30/2022	$11,332	$10,457
5/31/2022	$11,335	$10,524
6/30/2022	$11,056	$10,359
7/31/2022	$11,317	$10,612
8/31/2022	$11,054	$10,313
9/30/2022	$10,577	$9,867
10/31/2022	$10,424	$9,739
11/30/2022	$10,809	$10,097
12/31/2022	$10,757	$10,052
1/31/2023	$11,169	$10,361
2/28/2023	$10,896	$10,093
3/31/2023	$11,119	$10,350
4/30/2023	$11,191	$10,412
5/31/2023	$11,078	$10,299
6/30/2023	$11,044	$10,262
7/31/2023	$11,065	$10,255
8/31/2023	$10,999	$10,189
9/30/2023	$10,711	$9,931
10/31/2023	$10,526	$9,774
11/30/2023	$11,027	$10,216
12/31/2023	$11,467	$10,608
1/31/2024	$11,463	$10,578
2/29/2024	$11,319	$10,429
3/31/2024	$11,426	$10,525
4/30/2024	$11,145	$10,259
5/31/2024	$11,350	$10,433
6/30/2024	$11,447	$10,532
7/31/2024	$11,709	$10,778
8/31/2024	$11,887	$10,933
9/30/2024	$12,050	$11,079
10/31/2024	$11,758	$10,805
11/30/2024	$11,886	$10,919
12/31/2024	$11,705	$10,740
1/31/2025	$11,778	$10,797
2/28/2025	$12,025	$11,035
3/31/2025	$11,993	$11,039
4/30/2025	$12,005	$11,082
5/31/2025	$11,949	$11,003
6/30/2025	$12,155	$11,172
7/31/2025	$12,128	$11,143
8/31/2025	$12,284	$11,276
9/30/2025	$12,418	$11,399
10/31/2025	$12,487	$11,470
11/30/2025	$12,554	$11,541
12/31/2025	$12,535	$11,524
1/31/2026	$12,587	$11,537
2/28/2026	$12,765	$11,726
3/31/2026	$12,508	$11,519
4/30/2026	$12,549	$11,532
5/31/2026	$12,594	$11,568
6/30/2026	$12,628	$11,596
7/31/2026	$12,441	$11,445
8/31/2026	$12,496	$11,489

Core Plus Bond Fund

Annual Shareholder Report | August 31, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Administrator Class	1.73	(0.14)	2.25
Bloomberg U.S. Aggregate Bond Index	1.89	(0.29)	1.40

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Table Summary
Total net assets	$10,968,413,628
# of portfolio holdings	911
Portfolio turnover rate	129%
Total advisory fees paid	$26,836,690

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Agency securities	31.2
Corporate bonds and notes	23.3
U.S. Treasury securities	9.6
Asset-backed securities	9.0
Yankee corporate bonds and notes	8.9
Non-agency mortgage-backed securities	5.8
Foreign government bonds	5.5
Investment companies	3.3
Foreign corporate bonds and notes	1.8
Yankee government bonds	1.6

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
FNMA, 5.50%, 9‑14‑2056	1.7
U.S. Treasury Bonds, 4.63%, 2‑15‑2046	1.7
U.S. Treasury Bonds, 4.63%, 11‑15‑2045	1.6
GNMA, 5.00%, 11‑20‑2054	1.3
Vanguard Intermediate-Term Corporate Bond ETF	1.1
FNMA, 6.00%, 5‑1‑2055	1.1
FNMA, 6.00%, 9‑14‑2056	1.0
U.S. Treasury Bonds, 4.63%, 5‑15‑2044	0.9
GNMA, 5.50%, 10‑20‑2055	0.8
FNMA, 2.00%, 10‑1‑2051	0.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3767 08-26

Annual Shareholder Report

Government Securities Fund

August 31, 2026

Institutional Class

SGVIX

This annual shareholder report contains important information about Government Securities Fund for the period from September 1, 2025 to August 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$48	0.48%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark for the 12-month period ended August 31, 2026. Treasury yields were volatile and rose across most maturities. Yields initially declined as the Federal Reserve (Fed) cut its policy rate by 75 basis points (bps; 100 bps equal 1.00%) from September through December 2025. The Fed then held rates steady as resilient growth, elevated inflation, higher energy prices, and concerns about federal borrowing pushed yields higher. Credit spreads remained tight, supported by solid corporate fundamentals and strong investor demand.

Portfolio duration remained neutral to the benchmark before we modestly extended after sovereign yields rose in response to the war in Iran. The portfolio sought higher-quality yield through a diversified set of securitized exposures throughout the period.

Sector allocation, including securitized exposures, contributed to performance, as did security selection. Yield-curve positioning was the primary detractor, particularly an overweight to the 2-year portion of the curve and an underweight to the long end. Duration also modestly detracted.

Total return based on a $10,000 investment

Table Summary
	Institutional Class	Bloomberg U.S. Aggregate ex Credit Index	Bloomberg U.S. Government Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2016	$10,000	$10,000	$10,000	$10,000
9/30/2016	$10,012	$10,004	$9,988	$9,994
10/31/2016	$9,938	$9,932	$9,882	$9,918
11/30/2016	$9,707	$9,713	$9,627	$9,683
12/31/2016	$9,708	$9,706	$9,616	$9,697
1/31/2017	$9,723	$9,719	$9,639	$9,716
2/28/2017	$9,774	$9,765	$9,685	$9,781
3/31/2017	$9,763	$9,764	$9,682	$9,776
4/30/2017	$9,833	$9,830	$9,748	$9,851
5/31/2017	$9,885	$9,892	$9,810	$9,927
6/30/2017	$9,873	$9,867	$9,795	$9,917
7/31/2017	$9,904	$9,896	$9,812	$9,960
8/31/2017	$9,985	$9,987	$9,916	$10,049
9/30/2017	$9,930	$9,929	$9,833	$10,001
10/31/2017	$9,929	$9,922	$9,821	$10,007
11/30/2017	$9,919	$9,908	$9,808	$9,994
12/31/2017	$9,954	$9,938	$9,837	$10,040
1/31/2018	$9,836	$9,814	$9,706	$9,925
2/28/2018	$9,771	$9,746	$9,635	$9,830
3/31/2018	$9,844	$9,822	$9,724	$9,894
4/30/2018	$9,771	$9,757	$9,646	$9,820
5/31/2018	$9,836	$9,835	$9,732	$9,890
6/30/2018	$9,846	$9,838	$9,734	$9,878
7/31/2018	$9,828	$9,811	$9,694	$9,880
8/31/2018	$9,886	$9,880	$9,767	$9,944
9/30/2018	$9,814	$9,803	$9,678	$9,880
10/31/2018	$9,770	$9,751	$9,633	$9,802
11/30/2018	$9,848	$9,837	$9,718	$9,860
12/31/2018	$10,035	$10,031	$9,924	$10,041
1/31/2019	$10,086	$10,092	$9,971	$10,148
2/28/2019	$10,080	$10,075	$9,945	$10,142
3/31/2019	$10,254	$10,247	$10,133	$10,337
4/30/2019	$10,230	$10,230	$10,106	$10,339
5/31/2019	$10,414	$10,424	$10,341	$10,523
6/30/2019	$10,502	$10,512	$10,435	$10,655
7/31/2019	$10,523	$10,522	$10,424	$10,679
8/31/2019	$10,773	$10,771	$10,774	$10,955
9/30/2019	$10,722	$10,719	$10,684	$10,897
10/31/2019	$10,734	$10,739	$10,692	$10,930
11/30/2019	$10,717	$10,723	$10,661	$10,924
12/31/2019	$10,681	$10,699	$10,602	$10,917
1/31/2020	$10,885	$10,886	$10,858	$11,127
2/29/2020	$11,089	$11,103	$11,142	$11,327
3/31/2020	$11,196	$11,321	$11,458	$11,260
4/30/2020	$11,292	$11,395	$11,531	$11,460
5/31/2020	$11,299	$11,389	$11,503	$11,514
6/30/2020	$11,324	$11,398	$11,514	$11,586
7/31/2020	$11,408	$11,483	$11,643	$11,759
8/31/2020	$11,355	$11,416	$11,519	$11,665
9/30/2020	$11,370	$11,421	$11,535	$11,658
10/31/2020	$11,316	$11,358	$11,430	$11,606
11/30/2020	$11,369	$11,387	$11,469	$11,720
12/31/2020	$11,402	$11,385	$11,444	$11,736
1/31/2021	$11,377	$11,329	$11,338	$11,652
2/28/2021	$11,273	$11,180	$11,138	$11,484
3/31/2021	$11,160	$11,058	$10,970	$11,340
4/30/2021	$11,243	$11,132	$11,051	$11,430
5/31/2021	$11,237	$11,149	$11,088	$11,467
6/30/2021	$11,271	$11,187	$11,157	$11,548
7/31/2021	$11,375	$11,303	$11,306	$11,677
8/31/2021	$11,350	$11,284	$11,287	$11,655
9/30/2021	$11,274	$11,196	$11,167	$11,554
10/31/2021	$11,267	$11,181	$11,158	$11,551
11/30/2021	$11,299	$11,224	$11,241	$11,585
12/31/2021	$11,242	$11,187	$11,184	$11,555
1/31/2022	$11,066	$10,996	$10,974	$11,306
2/28/2022	$10,970	$10,909	$10,902	$11,180
3/31/2022	$10,644	$10,594	$10,565	$10,869
4/30/2022	$10,289	$10,255	$10,243	$10,457
5/31/2022	$10,344	$10,311	$10,263	$10,524
6/30/2022	$10,211	$10,192	$10,173	$10,359
7/31/2022	$10,417	$10,418	$10,334	$10,612
8/31/2022	$10,143	$10,124	$10,080	$10,313
9/30/2022	$9,728	$9,716	$9,736	$9,867
10/31/2022	$9,556	$9,580	$9,602	$9,739
11/30/2022	$9,857	$9,885	$9,856	$10,097
12/31/2022	$9,798	$9,839	$9,806	$10,052
1/31/2023	$10,113	$10,114	$10,049	$10,361
2/28/2023	$9,871	$9,869	$9,817	$10,093
3/31/2023	$10,076	$10,112	$10,098	$10,350
4/30/2023	$10,140	$10,166	$10,152	$10,412
5/31/2023	$10,045	$10,068	$10,036	$10,299
6/30/2023	$9,949	$10,005	$9,962	$10,262
7/31/2023	$9,925	$9,983	$9,928	$10,255
8/31/2023	$9,870	$9,922	$9,878	$10,189
9/30/2023	$9,619	$9,673	$9,664	$9,931
10/31/2023	$9,461	$9,528	$9,550	$9,774
11/30/2023	$9,853	$9,916	$9,878	$10,216
12/31/2023	$10,217	$10,280	$10,207	$10,608
1/31/2024	$10,201	$10,248	$10,179	$10,578
2/29/2024	$10,052	$10,105	$10,047	$10,429
3/31/2024	$10,123	$10,185	$10,111	$10,525
4/30/2024	$9,867	$9,926	$9,879	$10,259
5/31/2024	$10,033	$10,090	$10,022	$10,433
6/30/2024	$10,146	$10,197	$10,122	$10,532
7/31/2024	$10,388	$10,434	$10,342	$10,778
8/31/2024	$10,535	$10,579	$10,474	$10,933
9/30/2024	$10,661	$10,706	$10,599	$11,079
10/31/2024	$10,366	$10,437	$10,349	$10,805
11/30/2024	$10,482	$10,539	$10,429	$10,919
12/31/2024	$10,319	$10,377	$10,270	$10,740
1/31/2025	$10,382	$10,431	$10,324	$10,797
2/28/2025	$10,617	$10,667	$10,545	$11,035
3/31/2025	$10,616	$10,682	$10,569	$11,039
4/30/2025	$10,668	$10,738	$10,636	$11,082
5/31/2025	$10,557	$10,635	$10,528	$11,003
6/30/2025	$10,719	$10,786	$10,659	$11,172
7/31/2025	$10,672	$10,745	$10,618	$11,143
8/31/2025	$10,815	$10,879	$10,730	$11,276
9/30/2025	$10,913	$10,983	$10,820	$11,399
10/31/2025	$10,989	$11,060	$10,887	$11,470
11/30/2025	$11,053	$11,128	$10,954	$11,541
12/31/2025	$11,038	$11,114	$10,919	$11,524
1/31/2026	$11,067	$11,123	$10,909	$11,537
2/28/2026	$11,253	$11,318	$11,106	$11,726
3/31/2026	$11,047	$11,127	$10,914	$11,519
4/30/2026	$11,056	$11,125	$10,906	$11,532
5/31/2026	$11,066	$11,144	$10,919	$11,568
6/30/2026	$11,098	$11,173	$10,949	$11,596
7/31/2026	$10,959	$11,040	$10,828	$11,445
8/31/2026	$11,003	$11,081	$10,862	$11,489

Government Securities Fund

Annual Shareholder Report | August 31, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Class	1.74	(0.62)	0.96
Bloomberg U.S. Aggregate ex Credit Index	1.86	(0.36)	1.03
Bloomberg U.S. Government Bond Index	1.23	(0.77)	0.83
Bloomberg U.S. Aggregate Bond Index	1.89	(0.29)	1.40

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Table Summary
Total net assets	$345,609,060
# of portfolio holdings	280
Portfolio turnover rate	56%
Total advisory fees paid	$1,323,974

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Agency securities	68.5
U.S. Treasury securities	23.6
Non-agency mortgage-backed securities	4.5
Corporate bonds and notes	2.9
Asset-backed securities	0.5

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
FNMA, 2.00%, 2‑1‑2052	4.6
U.S. Treasury Notes, 3.88%, 7‑31‑2030	3.7
U.S. Treasury Notes, 3.38%, 11‑30‑2027	2.6
FNMA, 6.00%, 7‑1‑2055	2.5
Resolution Funding Corp. Principal STRIPS, 0.00%, 1‑15‑2030	2.3
U.S. Treasury Bonds, 4.63%, 2‑15‑2046	2.2
U.S. Treasury Notes, 3.63%, 8‑31‑2027	2.0
FHLMC, 2.50%, 11‑1‑2051	1.7
U.S. Treasury Notes, 4.13%, 5‑31‑2031	1.6
U.S. Treasury Bonds, 4.38%, 8‑15‑2043	1.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3101 08-26

Annual Shareholder Report

Government Securities Fund

August 31, 2026

Class A

SGVDX

This annual shareholder report contains important information about Government Securities Fund for the period from September 1, 2025 to August 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$79	0.78%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark for the 12-month period ended August 31, 2026. Treasury yields were volatile and rose across most maturities. Yields initially declined as the Federal Reserve (Fed) cut its policy rate by 75 basis points (bps; 100 bps equal 1.00%) from September through December 2025. The Fed then held rates steady as resilient growth, elevated inflation, higher energy prices, and concerns about federal borrowing pushed yields higher. Credit spreads remained tight, supported by solid corporate fundamentals and strong investor demand.

Portfolio duration remained neutral to the benchmark before we modestly extended after sovereign yields rose in response to the war in Iran. The portfolio sought higher-quality yield through a diversified set of securitized exposures throughout the period.

Sector allocation, including securitized exposures, contributed to performance, as did security selection. Yield-curve positioning was the primary detractor, particularly an overweight to the 2-year portion of the curve and an underweight to the long end. Duration also modestly detracted.

Total return based on a $10,000 investment

Table Summary
	Class A with Load	Bloomberg U.S. Aggregate ex Credit Index	Bloomberg U.S. Government Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2016	$9,550	$10,000	$10,000	$10,000
9/30/2016	$9,559	$10,004	$9,988	$9,994
10/31/2016	$9,485	$9,932	$9,882	$9,918
11/30/2016	$9,262	$9,713	$9,627	$9,683
12/31/2016	$9,260	$9,706	$9,616	$9,697
1/31/2017	$9,271	$9,719	$9,639	$9,716
2/28/2017	$9,317	$9,765	$9,685	$9,781
3/31/2017	$9,304	$9,764	$9,682	$9,776
4/30/2017	$9,368	$9,830	$9,748	$9,851
5/31/2017	$9,415	$9,892	$9,810	$9,927
6/30/2017	$9,400	$9,867	$9,795	$9,917
7/31/2017	$9,427	$9,896	$9,812	$9,960
8/31/2017	$9,500	$9,987	$9,916	$10,049
9/30/2017	$9,446	$9,929	$9,833	$10,001
10/31/2017	$9,442	$9,922	$9,821	$10,007
11/30/2017	$9,430	$9,908	$9,808	$9,994
12/31/2017	$9,460	$9,938	$9,837	$10,040
1/31/2018	$9,345	$9,814	$9,706	$9,925
2/28/2018	$9,280	$9,746	$9,635	$9,830
3/31/2018	$9,338	$9,822	$9,724	$9,894
4/30/2018	$9,266	$9,757	$9,646	$9,820
5/31/2018	$9,325	$9,835	$9,732	$9,890
6/30/2018	$9,331	$9,838	$9,734	$9,878
7/31/2018	$9,312	$9,811	$9,694	$9,880
8/31/2018	$9,364	$9,880	$9,767	$9,944
9/30/2018	$9,301	$9,803	$9,678	$9,880
10/31/2018	$9,248	$9,751	$9,633	$9,802
11/30/2018	$9,328	$9,837	$9,718	$9,860
12/31/2018	$9,493	$10,031	$9,924	$10,041
1/31/2019	$9,547	$10,092	$9,971	$10,148
2/28/2019	$9,529	$10,075	$9,945	$10,142
3/31/2019	$9,700	$10,247	$10,133	$10,337
4/30/2019	$9,675	$10,230	$10,106	$10,339
5/31/2019	$9,845	$10,424	$10,341	$10,523
6/30/2019	$9,916	$10,512	$10,435	$10,655
7/31/2019	$9,933	$10,522	$10,424	$10,679
8/31/2019	$10,174	$10,771	$10,774	$10,955
9/30/2019	$10,115	$10,719	$10,684	$10,897
10/31/2019	$10,123	$10,739	$10,692	$10,930
11/30/2019	$10,113	$10,723	$10,661	$10,924
12/31/2019	$10,066	$10,699	$10,602	$10,917
1/31/2020	$10,264	$10,886	$10,858	$11,127
2/29/2020	$10,444	$11,103	$11,142	$11,327
3/31/2020	$10,551	$11,321	$11,458	$11,260
4/30/2020	$10,639	$11,395	$11,531	$11,460
5/31/2020	$10,633	$11,389	$11,503	$11,514
6/30/2020	$10,663	$11,398	$11,514	$11,586
7/31/2020	$10,729	$11,483	$11,643	$11,759
8/31/2020	$10,685	$11,416	$11,519	$11,665
9/30/2020	$10,696	$11,421	$11,535	$11,658
10/31/2020	$10,633	$11,358	$11,430	$11,606
11/30/2020	$10,689	$11,387	$11,469	$11,720
12/31/2020	$10,708	$11,385	$11,444	$11,736
1/31/2021	$10,690	$11,329	$11,338	$11,652
2/28/2021	$10,590	$11,180	$11,138	$11,484
3/31/2021	$10,480	$11,058	$10,970	$11,340
4/30/2021	$10,546	$11,132	$11,051	$11,430
5/31/2021	$10,537	$11,149	$11,088	$11,467
6/30/2021	$10,575	$11,187	$11,157	$11,548
7/31/2021	$10,669	$11,303	$11,306	$11,677
8/31/2021	$10,642	$11,284	$11,287	$11,655
9/30/2021	$10,559	$11,196	$11,167	$11,554
10/31/2021	$10,548	$11,181	$11,158	$11,551
11/30/2021	$10,576	$11,224	$11,241	$11,585
12/31/2021	$10,528	$11,187	$11,184	$11,555
1/31/2022	$10,351	$10,996	$10,974	$11,306
2/28/2022	$10,258	$10,909	$10,902	$11,180
3/31/2022	$9,951	$10,594	$10,565	$10,869
4/30/2022	$9,625	$10,255	$10,243	$10,457
5/31/2022	$9,665	$10,311	$10,263	$10,524
6/30/2022	$9,537	$10,192	$10,173	$10,359
7/31/2022	$9,736	$10,418	$10,334	$10,612
8/31/2022	$9,477	$10,124	$10,080	$10,313
9/30/2022	$9,078	$9,716	$9,736	$9,867
10/31/2022	$8,914	$9,580	$9,602	$9,739
11/30/2022	$9,193	$9,885	$9,856	$10,097
12/31/2022	$9,135	$9,839	$9,806	$10,052
1/31/2023	$9,426	$10,114	$10,049	$10,361
2/28/2023	$9,197	$9,869	$9,817	$10,093
3/31/2023	$9,385	$10,112	$10,098	$10,350
4/30/2023	$9,443	$10,166	$10,152	$10,412
5/31/2023	$9,350	$10,068	$10,036	$10,299
6/30/2023	$9,258	$10,005	$9,962	$10,262
7/31/2023	$9,234	$9,983	$9,928	$10,255
8/31/2023	$9,180	$9,922	$9,878	$10,189
9/30/2023	$8,944	$9,673	$9,664	$9,931
10/31/2023	$8,794	$9,528	$9,550	$9,774
11/30/2023	$9,156	$9,916	$9,878	$10,216
12/31/2023	$9,501	$10,280	$10,207	$10,608
1/31/2024	$9,483	$10,248	$10,179	$10,578
2/29/2024	$9,332	$10,105	$10,047	$10,429
3/31/2024	$9,395	$10,185	$10,111	$10,525
4/30/2024	$9,155	$9,926	$9,879	$10,259
5/31/2024	$9,306	$10,090	$10,022	$10,433
6/30/2024	$9,408	$10,197	$10,122	$10,532
7/31/2024	$9,629	$10,434	$10,342	$10,778
8/31/2024	$9,763	$10,579	$10,474	$10,933
9/30/2024	$9,887	$10,706	$10,599	$11,079
10/31/2024	$9,611	$10,437	$10,349	$10,805
11/30/2024	$9,705	$10,539	$10,429	$10,919
12/31/2024	$9,561	$10,377	$10,270	$10,740
1/31/2025	$9,607	$10,431	$10,324	$10,797
2/28/2025	$9,822	$10,667	$10,545	$11,035
3/31/2025	$9,818	$10,682	$10,569	$11,039
4/30/2025	$9,864	$10,738	$10,636	$11,082
5/31/2025	$9,758	$10,635	$10,528	$11,003
6/30/2025	$9,916	$10,786	$10,659	$11,172
7/31/2025	$9,860	$10,745	$10,618	$11,143
8/31/2025	$9,990	$10,879	$10,730	$11,276
9/30/2025	$10,088	$10,983	$10,820	$11,399
10/31/2025	$10,145	$11,060	$10,887	$11,470
11/30/2025	$10,202	$11,128	$10,954	$11,541
12/31/2025	$10,186	$11,114	$10,919	$11,524
1/31/2026	$10,220	$11,123	$10,909	$11,537
2/28/2026	$10,389	$11,318	$11,106	$11,726
3/31/2026	$10,196	$11,127	$10,914	$11,519
4/30/2026	$10,191	$11,125	$10,906	$11,532
5/31/2026	$10,198	$11,144	$10,919	$11,568
6/30/2026	$10,225	$11,173	$10,949	$11,596
7/31/2026	$10,095	$11,040	$10,828	$11,445
8/31/2026	$10,133	$11,081	$10,862	$11,489

Government Securities Fund

Annual Shareholder Report | August 31, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A	1.43	(0.98)	0.59
Class A with Load	(3.13)	(1.88)	0.13
Bloomberg U.S. Aggregate ex Credit Index	1.86	(0.36)	1.03
Bloomberg U.S. Government Bond Index	1.23	(0.77)	0.83
Bloomberg U.S. Aggregate Bond Index	1.89	(0.29)	1.40

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Table Summary
Total net assets	$345,609,060
# of portfolio holdings	280
Portfolio turnover rate	56%
Total advisory fees paid	$1,323,974

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Agency securities	68.5
U.S. Treasury securities	23.6
Non-agency mortgage-backed securities	4.5
Corporate bonds and notes	2.9
Asset-backed securities	0.5

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
FNMA, 2.00%, 2‑1‑2052	4.6
U.S. Treasury Notes, 3.88%, 7‑31‑2030	3.7
U.S. Treasury Notes, 3.38%, 11‑30‑2027	2.6
FNMA, 6.00%, 7‑1‑2055	2.5
Resolution Funding Corp. Principal STRIPS, 0.00%, 1‑15‑2030	2.3
U.S. Treasury Bonds, 4.63%, 2‑15‑2046	2.2
U.S. Treasury Notes, 3.63%, 8‑31‑2027	2.0
FHLMC, 2.50%, 11‑1‑2051	1.7
U.S. Treasury Notes, 4.13%, 5‑31‑2031	1.6
U.S. Treasury Bonds, 4.38%, 8‑15‑2043	1.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3004 08-26

Annual Shareholder Report

High Yield Bond Fund

August 31, 2026

Institutional Class

EKHIX

This annual shareholder report contains important information about High Yield Bond Fund for the period from September 1, 2025 to August 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$54	0.53%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the 12-month period ended August 31, 2026. The three largest sector allocations at period end were technology, health care, and retailers. The biggest contributors to performance on a relative basis for the period were not owning LABL, Inc., Cablevision Lightpath LLC, and Saks Global Enterprises LLC. The biggest detractors from performance were Sabre Global, Inc.(This security was no longer held at the end of the reporting period.), not owning MultiPlan and Cornerstone Building Brands.

The U.S. economy exhibited solid nominal growth, benefiting from artificial intelligence (AI)-related investment tailwinds. Inflation, at least partly driven by geopolitical conflicts, shifted the dynamics of monetary policy over the prior 12 months. Against this backdrop, issuer fundamentals are healthy and the high yield default rate remains subdued. Market technicals are generally supportive and indicate an appetite for yield. Concerns of forthcoming debt issuance tied to AI infrastructure are notable, with spreads near historic tights and rich valuations.

Total return based on a $10,000 investment

Table Summary
	Institutional Class	ICE BofA U.S. High Yield Constrained Index	Bloomberg U.S. Universal Bond Index
8/31/2016	$10,000	$10,000	$10,000
9/30/2016	$10,039	$10,065	$10,002
10/31/2016	$10,018	$10,096	$9,936
11/30/2016	$9,939	$10,056	$9,713
12/31/2016	$10,133	$10,254	$9,742
1/31/2017	$10,202	$10,392	$9,776
2/28/2017	$10,399	$10,554	$9,851
3/31/2017	$10,378	$10,531	$9,848
4/30/2017	$10,541	$10,651	$9,930
5/31/2017	$10,647	$10,745	$10,006
6/30/2017	$10,657	$10,757	$9,998
7/31/2017	$10,791	$10,881	$10,048
8/31/2017	$10,803	$10,878	$10,134
9/30/2017	$10,845	$10,976	$10,099
10/31/2017	$10,887	$11,019	$10,111
11/30/2017	$10,896	$10,989	$10,096
12/31/2017	$10,905	$11,021	$10,140
1/31/2018	$10,913	$11,092	$10,042
2/28/2018	$10,796	$10,989	$9,947
3/31/2018	$10,707	$10,921	$9,997
4/30/2018	$10,716	$10,993	$9,931
5/31/2018	$10,695	$10,992	$9,985
6/30/2018	$10,703	$11,030	$9,970
7/31/2018	$10,843	$11,153	$9,991
8/31/2018	$10,888	$11,234	$10,040
9/30/2018	$10,896	$11,299	$9,997
10/31/2018	$10,605	$11,114	$9,914
11/30/2018	$10,549	$11,013	$9,958
12/31/2018	$10,324	$10,772	$10,114
1/31/2019	$10,772	$11,266	$10,254
2/28/2019	$11,054	$11,456	$10,265
3/31/2019	$11,133	$11,569	$10,450
4/30/2019	$11,279	$11,731	$10,465
5/31/2019	$11,049	$11,581	$10,625
6/30/2019	$11,437	$11,865	$10,775
7/31/2019	$11,446	$11,926	$10,807
8/31/2019	$11,454	$11,973	$11,052
9/30/2019	$11,497	$12,011	$11,004
10/31/2019	$11,540	$12,039	$11,040
11/30/2019	$11,722	$12,072	$11,037
12/31/2019	$11,940	$12,324	$11,054
1/31/2020	$11,947	$12,324	$11,252
2/29/2020	$11,669	$12,133	$11,421
3/31/2020	$10,751	$10,705	$11,198
4/30/2020	$11,116	$11,112	$11,422
5/31/2020	$11,481	$11,617	$11,529
6/30/2020	$11,559	$11,727	$11,625
7/31/2020	$11,997	$12,283	$11,829
8/31/2020	$12,146	$12,406	$11,761
9/30/2020	$12,041	$12,278	$11,740
10/31/2020	$12,045	$12,333	$11,698
11/30/2020	$12,450	$12,827	$11,850
12/31/2020	$12,636	$13,072	$11,891
1/31/2021	$12,602	$13,123	$11,817
2/28/2021	$12,568	$13,168	$11,664
3/31/2021	$12,566	$13,191	$11,528
4/30/2021	$12,678	$13,336	$11,625
5/31/2021	$12,679	$13,374	$11,670
6/30/2021	$12,828	$13,556	$11,755
7/31/2021	$12,941	$13,604	$11,873
8/31/2021	$13,055	$13,679	$11,865
9/30/2021	$12,904	$13,684	$11,763
10/31/2021	$12,867	$13,659	$11,754
11/30/2021	$12,792	$13,517	$11,768
12/31/2021	$13,022	$13,771	$11,760
1/31/2022	$12,647	$13,394	$11,502
2/28/2022	$12,579	$13,274	$11,345
3/31/2022	$12,475	$13,152	$11,041
4/30/2022	$11,986	$12,675	$10,629
5/31/2022	$11,960	$12,705	$10,688
6/30/2022	$11,192	$11,839	$10,474
7/31/2022	$11,793	$12,552	$10,738
8/31/2022	$11,530	$12,252	$10,458
9/30/2022	$11,149	$11,760	$10,008
10/31/2022	$11,481	$12,094	$9,898
11/30/2022	$11,697	$12,319	$10,267
12/31/2022	$11,597	$12,227	$10,232
1/31/2023	$12,056	$12,705	$10,550
2/28/2023	$11,875	$12,542	$10,290
3/31/2023	$11,988	$12,682	$10,532
4/30/2023	$12,059	$12,805	$10,596
5/31/2023	$11,971	$12,683	$10,486
6/30/2023	$12,172	$12,890	$10,470
7/31/2023	$12,372	$13,074	$10,480
8/31/2023	$12,406	$13,113	$10,417
9/30/2023	$12,271	$12,959	$10,169
10/31/2023	$12,095	$12,797	$10,016
11/30/2023	$12,599	$13,381	$10,467
12/31/2023	$12,976	$13,875	$10,864
1/31/2024	$13,011	$13,878	$10,838
2/29/2024	$13,045	$13,919	$10,708
3/31/2024	$13,253	$14,084	$10,813
4/30/2024	$13,151	$13,944	$10,560
5/31/2024	$13,271	$14,102	$10,735
6/30/2024	$13,394	$14,238	$10,834
7/31/2024	$13,654	$14,517	$11,079
8/31/2024	$13,781	$14,748	$11,243
9/30/2024	$13,906	$14,989	$11,397
10/31/2024	$13,899	$14,907	$11,138
11/30/2024	$14,027	$15,077	$11,255
12/31/2024	$14,064	$15,013	$11,085
1/31/2025	$14,242	$15,220	$11,152
2/28/2025	$14,327	$15,319	$11,383
3/31/2025	$14,177	$15,155	$11,380
4/30/2025	$14,168	$15,155	$11,420
5/31/2025	$14,394	$15,410	$11,362
6/30/2025	$14,717	$15,696	$11,539
7/31/2025	$14,754	$15,759	$11,523
8/31/2025	$14,886	$15,951	$11,661
9/30/2025	$15,019	$16,072	$11,785
10/31/2025	$15,006	$16,104	$11,863
11/30/2025	$15,091	$16,184	$11,934
12/31/2025	$15,176	$16,289	$11,926
1/31/2026	$15,262	$16,368	$11,944
2/28/2026	$15,295	$16,395	$12,126
3/31/2026	$15,128	$16,200	$11,909
4/30/2026	$15,364	$16,476	$11,945
5/31/2026	$15,449	$16,557	$11,987
6/30/2026	$15,535	$16,598	$12,018
7/31/2026	$15,466	$16,549	$11,871
8/31/2026	$15,655	$16,713	$11,922

High Yield Bond Fund

Annual Shareholder Report | August 31, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Class	5.17	3.70	4.58
ICE BofA U.S. High Yield Constrained Index	4.78	4.09	5.27
Bloomberg U.S. Universal Bond Index	2.23	0.10	1.77

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Table Summary
Total net assets	$231,644,810
# of portfolio holdings	264
Portfolio turnover rate	46%
Total advisory fees paid	$990,165

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
A/A	0.3
BBB/Baa	6.0
BB/Ba	49.7
B/B	35.3
CCC/Caa and below	7.9
Not rated	0.8
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 8‑15‑2030	1.2
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.38%, 10‑1‑2032	1.1
DaVita, Inc., 6.88%, 9‑1‑2032	1.0
Citigroup, Inc. Series HH, 6.63%, 2‑15‑2031	1.0
TransDigm, Inc., 6.19%, 1‑19‑2032	1.0
LATAM Airlines Group SA, 7.63%, 1‑7‑2031	0.9
Rogers Communications, Inc., 7.13%, 4‑15‑2055	0.9
1261229 BC Ltd., 10.00%, 4‑15‑2032	0.9
Cinemark USA, Inc., 7.00%, 8‑1‑2032	0.8
Beach Acquisition Bidco LLC (PIK at 10.75%), 10.00%, 7‑15‑2033	0.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3180 08-26

Annual Shareholder Report

High Yield Bond Fund

August 31, 2026

Class A

EKHAX

This annual shareholder report contains important information about High Yield Bond Fund for the period from September 1, 2025 to August 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$89	0.87%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the 12-month period ended August 31, 2026. The three largest sector allocations at period end were technology, health care, and retailers. The biggest contributors to performance on a relative basis for the period were not owning LABL, Inc., Cablevision Lightpath LLC, and Saks Global Enterprises LLC. The biggest detractors from performance were Sabre Global, Inc.(This security was no longer held at the end of the reporting period.), not owning MultiPlan and Cornerstone Building Brands.

The U.S. economy exhibited solid nominal growth, benefiting from artificial intelligence (AI)-related investment tailwinds. Inflation, at least partly driven by geopolitical conflicts, shifted the dynamics of monetary policy over the prior 12 months. Against this backdrop, issuer fundamentals are healthy and the high yield default rate remains subdued. Market technicals are generally supportive and indicate an appetite for yield. Concerns of forthcoming debt issuance tied to AI infrastructure are notable, with spreads near historic tights and rich valuations.

Total return based on a $10,000 investment

Table Summary
	Class A with Load	ICE BofA U.S. High Yield Constrained Index	Bloomberg U.S. Universal Bond Index
8/31/2016	$9,539	$10,000	$10,000
9/30/2016	$9,573	$10,065	$10,002
10/31/2016	$9,550	$10,096	$9,936
11/30/2016	$9,471	$10,056	$9,713
12/31/2016	$9,653	$10,254	$9,742
1/31/2017	$9,715	$10,392	$9,776
2/28/2017	$9,899	$10,554	$9,851
3/31/2017	$9,876	$10,531	$9,848
4/30/2017	$10,029	$10,651	$9,930
5/31/2017	$10,096	$10,745	$10,006
6/30/2017	$10,132	$10,757	$9,998
7/31/2017	$10,256	$10,881	$10,048
8/31/2017	$10,234	$10,878	$10,134
9/30/2017	$10,301	$10,976	$10,099
10/31/2017	$10,337	$11,019	$10,111
11/30/2017	$10,342	$10,989	$10,096
12/31/2017	$10,317	$11,021	$10,140
1/31/2018	$10,351	$11,092	$10,042
2/28/2018	$10,237	$10,989	$9,947
3/31/2018	$10,150	$10,921	$9,997
4/30/2018	$10,123	$10,993	$9,931
5/31/2018	$10,131	$10,992	$9,985
6/30/2018	$10,135	$11,030	$9,970
7/31/2018	$10,264	$11,153	$9,991
8/31/2018	$10,303	$11,234	$10,040
9/30/2018	$10,308	$11,299	$9,997
10/31/2018	$10,029	$11,114	$9,914
11/30/2018	$9,973	$11,013	$9,958
12/31/2018	$9,756	$10,772	$10,114
1/31/2019	$10,176	$11,266	$10,254
2/28/2019	$10,408	$11,456	$10,265
3/31/2019	$10,511	$11,569	$10,450
4/30/2019	$10,646	$11,731	$10,465
5/31/2019	$10,392	$11,581	$10,625
6/30/2019	$10,755	$11,865	$10,775
7/31/2019	$10,793	$11,926	$10,807
8/31/2019	$10,796	$11,973	$11,052
9/30/2019	$10,801	$12,011	$11,004
10/31/2019	$10,871	$12,039	$11,040
11/30/2019	$11,005	$12,072	$11,037
12/31/2019	$11,240	$12,324	$11,054
1/31/2020	$11,243	$12,324	$11,252
2/29/2020	$10,977	$12,133	$11,421
3/31/2020	$10,077	$10,705	$11,198
4/30/2020	$10,450	$11,112	$11,422
5/31/2020	$10,757	$11,617	$11,529
6/30/2020	$10,860	$11,727	$11,625
7/31/2020	$11,268	$12,283	$11,829
8/31/2020	$11,370	$12,406	$11,761
9/30/2020	$11,302	$12,278	$11,740
10/31/2020	$11,302	$12,333	$11,698
11/30/2020	$11,678	$12,827	$11,850
12/31/2020	$11,849	$13,072	$11,891
1/31/2021	$11,812	$13,123	$11,817
2/28/2021	$11,777	$13,168	$11,664
3/31/2021	$11,772	$13,191	$11,528
4/30/2021	$11,873	$13,336	$11,625
5/31/2021	$11,834	$13,374	$11,670
6/30/2021	$11,970	$13,556	$11,755
7/31/2021	$12,107	$13,604	$11,873
8/31/2021	$12,174	$13,679	$11,865
9/30/2021	$12,029	$13,684	$11,763
10/31/2021	$12,026	$13,659	$11,754
11/30/2021	$11,916	$13,517	$11,768
12/31/2021	$12,163	$13,771	$11,760
1/31/2022	$11,773	$13,394	$11,502
2/28/2022	$11,706	$13,274	$11,345
3/31/2022	$11,605	$13,152	$11,041
4/30/2022	$11,181	$12,675	$10,629
5/31/2022	$11,117	$12,705	$10,688
6/30/2022	$10,398	$11,839	$10,474
7/31/2022	$10,990	$12,552	$10,738
8/31/2022	$10,742	$12,252	$10,458
9/30/2022	$10,347	$11,760	$10,008
10/31/2022	$10,689	$12,094	$9,898
11/30/2022	$10,850	$12,319	$10,267
12/31/2022	$10,790	$12,227	$10,232
1/31/2023	$11,175	$12,705	$10,550
2/28/2023	$11,042	$12,542	$10,290
3/31/2023	$11,105	$12,682	$10,532
4/30/2023	$11,206	$12,805	$10,596
5/31/2023	$11,119	$12,683	$10,486
6/30/2023	$11,303	$12,890	$10,470
7/31/2023	$11,484	$13,074	$10,480
8/31/2023	$11,512	$13,113	$10,417
9/30/2023	$11,344	$12,959	$10,169
10/31/2023	$11,216	$12,797	$10,016
11/30/2023	$11,640	$13,381	$10,467
12/31/2023	$12,026	$13,875	$10,864
1/31/2024	$12,054	$13,878	$10,838
2/29/2024	$12,081	$13,919	$10,708
3/31/2024	$12,230	$14,084	$10,813
4/30/2024	$12,172	$13,944	$10,560
5/31/2024	$12,279	$14,102	$10,735
6/30/2024	$12,389	$14,238	$10,834
7/31/2024	$12,584	$14,517	$11,079
8/31/2024	$12,739	$14,748	$11,243
9/30/2024	$12,850	$14,989	$11,397
10/31/2024	$12,797	$14,907	$11,138
11/30/2024	$12,954	$15,077	$11,255
12/31/2024	$12,984	$15,013	$11,085
1/31/2025	$13,143	$15,220	$11,152
2/28/2025	$13,218	$15,319	$11,383
3/31/2025	$13,076	$15,155	$11,380
4/30/2025	$13,019	$15,155	$11,420
5/31/2025	$13,268	$15,410	$11,362
6/30/2025	$13,518	$15,696	$11,539
7/31/2025	$13,548	$15,759	$11,523
8/31/2025	$13,711	$15,951	$11,661
9/30/2025	$13,785	$16,072	$11,785
10/31/2025	$13,814	$16,104	$11,863
11/30/2025	$13,888	$16,184	$11,934
12/31/2025	$13,962	$16,289	$11,926
1/31/2026	$14,037	$16,368	$11,944
2/28/2026	$14,064	$16,395	$12,126
3/31/2026	$13,906	$16,200	$11,909
4/30/2026	$14,120	$16,476	$11,945
5/31/2026	$14,193	$16,557	$11,987
6/30/2026	$14,221	$16,598	$12,018
7/31/2026	$14,200	$16,549	$11,871
8/31/2026	$14,322	$16,713	$11,922

High Yield Bond Fund

Annual Shareholder Report | August 31, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A	4.46	3.30	4.15
Class A with Load	(0.11)	2.37	3.66
ICE BofA U.S. High Yield Constrained Index	4.78	4.09	5.27
Bloomberg U.S. Universal Bond Index	2.23	0.10	1.77

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Table Summary
Total net assets	$231,644,810
# of portfolio holdings	264
Portfolio turnover rate	46%
Total advisory fees paid	$990,165

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
A/A	0.3
BBB/Baa	6.0
BB/Ba	49.7
B/B	35.3
CCC/Caa and below	7.9
Not rated	0.8
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 8‑15‑2030	1.2
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.38%, 10‑1‑2032	1.1
DaVita, Inc., 6.88%, 9‑1‑2032	1.0
Citigroup, Inc. Series HH, 6.63%, 2‑15‑2031	1.0
TransDigm, Inc., 6.19%, 1‑19‑2032	1.0
LATAM Airlines Group SA, 7.63%, 1‑7‑2031	0.9
Rogers Communications, Inc., 7.13%, 4‑15‑2055	0.9
1261229 BC Ltd., 10.00%, 4‑15‑2032	0.9
Cinemark USA, Inc., 7.00%, 8‑1‑2032	0.8
Beach Acquisition Bidco LLC (PIK at 10.75%), 10.00%, 7‑15‑2033	0.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4323 08-26

Annual Shareholder Report

Short Duration Government Bond Fund

August 31, 2026

Institutional Class

WSGIX

This annual shareholder report contains important information about Short Duration Government Bond Fund for the period from September 1, 2025 to August 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$43	0.42%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the 12-month period ended August 31, 2026. Over the past 12 months, the Federal Reserve cut rates before stubborn above-target inflation and a strong economy led the market to price in future hikes. Geopolitical turmoil and shifting economic indicators kept rate and spread volatility elevated, creating attractive relative-value trading opportunities.

We added to our overweight in agency mortgages and we increased exposure to seasoned discount shorter-maturity mortgage pools. We reduced positioning in floating- and fixed-rate collateralized mortgage obligations (CMOs) and newer-production adjustable-rate mortgages (ARMs). Our nongovernment exposure declined marginally as reductions in residential and commercial mortgage-backed securities (RMBS and CMBS) slightly exceeded an increase in asset-backed securities (ABS).

Security selection and sector positioning contributed to performance. Adjustable-rate mortgages (ARMs) and collateralized mortgage obligations (CMOs) contributed, as did agency pass-throughs. ABS, non-agencies, and CMBS also contributed. There were no notable detractors from relative performance during the period.

Total return based on a $10,000 investment

Table Summary
	Institutional Class	Bloomberg U.S. 1-3 Year Government Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2016	$10,000	$10,000	$10,000
9/30/2016	$10,027	$10,012	$9,994
10/31/2016	$10,024	$10,006	$9,918
11/30/2016	$9,970	$9,964	$9,683
12/31/2016	$9,975	$9,967	$9,697
1/31/2017	$9,991	$9,981	$9,716
2/28/2017	$10,006	$9,991	$9,781
3/31/2017	$10,011	$9,995	$9,776
4/30/2017	$10,036	$10,010	$9,851
5/31/2017	$10,052	$10,023	$9,927
6/30/2017	$10,037	$10,015	$9,917
7/31/2017	$10,064	$10,036	$9,960
8/31/2017	$10,081	$10,056	$10,049
9/30/2017	$10,078	$10,039	$10,001
10/31/2017	$10,075	$10,033	$10,007
11/30/2017	$10,052	$10,011	$9,994
12/31/2017	$10,052	$10,012	$10,040
1/31/2018	$10,020	$9,982	$9,925
2/28/2018	$10,018	$9,977	$9,830
3/31/2018	$10,038	$9,997	$9,894
4/30/2018	$10,016	$9,980	$9,820
5/31/2018	$10,026	$10,017	$9,890
6/30/2018	$10,037	$10,018	$9,878
7/31/2018	$10,038	$10,017	$9,880
8/31/2018	$10,061	$10,050	$9,944
9/30/2018	$10,054	$10,038	$9,880
10/31/2018	$10,057	$10,053	$9,802
11/30/2018	$10,092	$10,089	$9,860
12/31/2018	$10,159	$10,170	$10,041
1/31/2019	$10,195	$10,197	$10,148
2/28/2019	$10,199	$10,207	$10,142
3/31/2019	$10,267	$10,271	$10,337
4/30/2019	$10,291	$10,291	$10,339
5/31/2019	$10,369	$10,367	$10,523
6/30/2019	$10,414	$10,421	$10,655
7/31/2019	$10,416	$10,409	$10,679
8/31/2019	$10,493	$10,493	$10,955
9/30/2019	$10,484	$10,482	$10,897
10/31/2019	$10,519	$10,516	$10,930
11/30/2019	$10,508	$10,513	$10,924
12/31/2019	$10,522	$10,535	$10,917
1/31/2020	$10,598	$10,593	$11,127
2/29/2020	$10,708	$10,687	$11,327
3/31/2020	$10,720	$10,822	$11,260
4/30/2020	$10,809	$10,837	$11,460
5/31/2020	$10,841	$10,846	$11,514
6/30/2020	$10,863	$10,850	$11,586
7/31/2020	$10,861	$10,860	$11,759
8/31/2020	$10,890	$10,858	$11,665
9/30/2020	$10,895	$10,861	$11,658
10/31/2020	$10,899	$10,857	$11,606
11/30/2020	$10,901	$10,861	$11,720
12/31/2020	$10,914	$10,866	$11,736
1/31/2021	$10,926	$10,870	$11,652
2/28/2021	$10,915	$10,864	$11,484
3/31/2021	$10,915	$10,861	$11,340
4/30/2021	$10,915	$10,865	$11,430
5/31/2021	$10,904	$10,875	$11,467
6/30/2021	$10,870	$10,857	$11,548
7/31/2021	$10,881	$10,876	$11,677
8/31/2021	$10,869	$10,875	$11,655
9/30/2021	$10,869	$10,864	$11,554
10/31/2021	$10,835	$10,829	$11,551
11/30/2021	$10,803	$10,824	$11,585
12/31/2021	$10,781	$10,801	$11,555
1/31/2022	$10,703	$10,726	$11,306
2/28/2022	$10,637	$10,681	$11,180
3/31/2022	$10,470	$10,531	$10,869
4/30/2022	$10,384	$10,481	$10,457
5/31/2022	$10,423	$10,543	$10,524
6/30/2022	$10,340	$10,477	$10,359
7/31/2022	$10,384	$10,520	$10,612
8/31/2022	$10,304	$10,437	$10,313
9/30/2022	$10,122	$10,315	$9,867
10/31/2022	$10,053	$10,304	$9,739
11/30/2022	$10,146	$10,372	$10,097
12/31/2022	$10,171	$10,390	$10,052
1/31/2023	$10,289	$10,467	$10,361
2/28/2023	$10,212	$10,386	$10,093
3/31/2023	$10,308	$10,555	$10,350
4/30/2023	$10,350	$10,584	$10,412
5/31/2023	$10,311	$10,547	$10,299
6/30/2023	$10,261	$10,494	$10,262
7/31/2023	$10,294	$10,530	$10,255
8/31/2023	$10,332	$10,572	$10,189
9/30/2023	$10,312	$10,569	$9,931
10/31/2023	$10,329	$10,606	$9,774
11/30/2023	$10,488	$10,716	$10,216
12/31/2023	$10,638	$10,839	$10,608
1/31/2024	$10,692	$10,878	$10,578
2/29/2024	$10,662	$10,832	$10,429
3/31/2024	$10,715	$10,870	$10,525
4/30/2024	$10,686	$10,829	$10,259
5/31/2024	$10,755	$10,905	$10,433
6/30/2024	$10,836	$10,969	$10,532
7/31/2024	$10,954	$11,096	$10,778
8/31/2024	$11,061	$11,196	$10,933
9/30/2024	$11,165	$11,286	$11,079
10/31/2024	$11,095	$11,219	$10,805
11/30/2024	$11,125	$11,251	$10,919
12/31/2024	$11,144	$11,276	$10,740
1/31/2025	$11,198	$11,326	$10,797
2/28/2025	$11,290	$11,406	$11,035
3/31/2025	$11,347	$11,459	$11,039
4/30/2025	$11,428	$11,552	$11,082
5/31/2025	$11,406	$11,526	$11,003
6/30/2025	$11,487	$11,596	$11,172
7/31/2025	$11,490	$11,589	$11,143
8/31/2025	$11,583	$11,690	$11,276
9/30/2025	$11,625	$11,726	$11,399
10/31/2025	$11,666	$11,765	$11,470
11/30/2025	$11,732	$11,820	$11,541
12/31/2025	$11,772	$11,859	$11,524
1/31/2026	$11,822	$11,881	$11,537
2/28/2026	$11,885	$11,946	$11,726
3/31/2026	$11,830	$11,891	$11,519
4/30/2026	$11,853	$11,914	$11,532
5/31/2026	$11,862	$11,929	$11,568
6/30/2026	$11,884	$11,935	$11,596
7/31/2026	$11,906	$11,953	$11,445
8/31/2026	$11,942	$11,982	$11,489

Short Duration Government Bond Fund

Annual Shareholder Report | August 31, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Class	3.10	1.90	1.79
Bloomberg U.S. 1-3 Year Government Bond Index	2.49	1.96	1.82
Bloomberg U.S. Aggregate Bond Index	1.89	(0.29)	1.40

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Table Summary
Total net assets	$213,832,465
# of portfolio holdings	69
Portfolio turnover rate	203%
Total advisory fees paid	$569,633

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Agency securities	88.2
Asset-backed securities	6.1
U.S. Treasury securities	5.1
Non-agency mortgage-backed securities	0.6

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
FNMA, 3.42%, 7‑1‑2049	6.2
FHLMC, 5.05%, 8‑1‑2055	5.7
U.S. Treasury Notes, 4.25%, 8‑15‑2029	5.0
FNMA, 1.50%, 2‑1‑2032	4.7
FHLMC, 3.01%, 11‑1‑2048	4.0
FNMA, 2.50%, 3‑1‑2035	3.6
FNMA, 3.00%, 3‑1‑2040	3.1
FHLMC, 2.50%, 6‑1‑2028	3.0
FHLMC Series 470 Class FA, 4.04%, 8‑25‑2029	2.8
GNMA Series 2022-189 Class DC, 2.50%, 10‑20‑2051	2.5

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3145 08-26

Annual Shareholder Report

Short Duration Government Bond Fund

August 31, 2026

Class R6

MSDRX

This annual shareholder report contains important information about Short Duration Government Bond Fund for the period from September 1, 2025 to August 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$38	0.37%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the 12-month period ended August 31, 2026. Over the past 12 months, the Federal Reserve cut rates before stubborn above-target inflation and a strong economy led the market to price in future hikes. Geopolitical turmoil and shifting economic indicators kept rate and spread volatility elevated, creating attractive relative-value trading opportunities.

We added to our overweight in agency mortgages and we increased exposure to seasoned discount shorter-maturity mortgage pools. We reduced positioning in floating- and fixed-rate collateralized mortgage obligations (CMOs) and newer-production adjustable-rate mortgages (ARMs). Our nongovernment exposure declined marginally as reductions in residential and commercial mortgage-backed securities (RMBS and CMBS) slightly exceeded an increase in asset-backed securities (ABS).

Security selection and sector positioning contributed to performance. Adjustable-rate mortgages (ARMs) and collateralized mortgage obligations (CMOs) contributed, as did agency pass-throughs. ABS, non-agencies, and CMBS also contributed. There were no notable detractors from relative performance during the period.

Total return based on a $10,000 investment

Table Summary
	Class R6	Bloomberg U.S. 1-3 Year Government Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2016	$10,000	$10,000	$10,000
9/30/2016	$10,028	$10,012	$9,994
10/31/2016	$10,035	$10,006	$9,918
11/30/2016	$9,981	$9,964	$9,683
12/31/2016	$9,987	$9,967	$9,697
1/31/2017	$9,993	$9,981	$9,716
2/28/2017	$10,019	$9,991	$9,781
3/31/2017	$10,024	$9,995	$9,776
4/30/2017	$10,049	$10,010	$9,851
5/31/2017	$10,066	$10,023	$9,927
6/30/2017	$10,052	$10,015	$9,917
7/31/2017	$10,079	$10,036	$9,960
8/31/2017	$10,096	$10,056	$10,049
9/30/2017	$10,094	$10,039	$10,001
10/31/2017	$10,081	$10,033	$10,007
11/30/2017	$10,069	$10,011	$9,994
12/31/2017	$10,069	$10,012	$10,040
1/31/2018	$10,037	$9,982	$9,925
2/28/2018	$10,036	$9,977	$9,830
3/31/2018	$10,056	$9,997	$9,894
4/30/2018	$10,035	$9,980	$9,820
5/31/2018	$10,046	$10,017	$9,890
6/30/2018	$10,057	$10,018	$9,878
7/31/2018	$10,059	$10,017	$9,880
8/31/2018	$10,082	$10,050	$9,944
9/30/2018	$10,075	$10,038	$9,880
10/31/2018	$10,079	$10,053	$9,802
11/30/2018	$10,114	$10,089	$9,860
12/31/2018	$10,182	$10,170	$10,041
1/31/2019	$10,219	$10,197	$10,148
2/28/2019	$10,223	$10,207	$10,142
3/31/2019	$10,292	$10,271	$10,337
4/30/2019	$10,316	$10,291	$10,339
5/31/2019	$10,394	$10,367	$10,523
6/30/2019	$10,440	$10,421	$10,655
7/31/2019	$10,442	$10,409	$10,679
8/31/2019	$10,520	$10,493	$10,955
9/30/2019	$10,522	$10,482	$10,897
10/31/2019	$10,546	$10,516	$10,930
11/30/2019	$10,536	$10,513	$10,924
12/31/2019	$10,562	$10,535	$10,917
1/31/2020	$10,628	$10,593	$11,127
2/29/2020	$10,738	$10,687	$11,327
3/31/2020	$10,751	$10,822	$11,260
4/30/2020	$10,839	$10,837	$11,460
5/31/2020	$10,873	$10,846	$11,514
6/30/2020	$10,895	$10,850	$11,586
7/31/2020	$10,893	$10,860	$11,759
8/31/2020	$10,923	$10,858	$11,665
9/30/2020	$10,928	$10,861	$11,658
10/31/2020	$10,933	$10,857	$11,606
11/30/2020	$10,936	$10,861	$11,720
12/31/2020	$10,949	$10,866	$11,736
1/31/2021	$10,962	$10,870	$11,652
2/28/2021	$10,951	$10,864	$11,484
3/31/2021	$10,952	$10,861	$11,340
4/30/2021	$10,952	$10,865	$11,430
5/31/2021	$10,941	$10,875	$11,467
6/30/2021	$10,908	$10,857	$11,548
7/31/2021	$10,919	$10,876	$11,677
8/31/2021	$10,908	$10,875	$11,655
9/30/2021	$10,908	$10,864	$11,554
10/31/2021	$10,875	$10,829	$11,551
11/30/2021	$10,843	$10,824	$11,585
12/31/2021	$10,822	$10,801	$11,555
1/31/2022	$10,744	$10,726	$11,306
2/28/2022	$10,667	$10,681	$11,180
3/31/2022	$10,512	$10,531	$10,869
4/30/2022	$10,414	$10,481	$10,457
5/31/2022	$10,466	$10,543	$10,524
6/30/2022	$10,382	$10,477	$10,359
7/31/2022	$10,416	$10,520	$10,612
8/31/2022	$10,336	$10,437	$10,313
9/30/2022	$10,165	$10,315	$9,867
10/31/2022	$10,085	$10,304	$9,739
11/30/2022	$10,190	$10,372	$10,097
12/31/2022	$10,216	$10,390	$10,052
1/31/2023	$10,335	$10,467	$10,361
2/28/2023	$10,246	$10,386	$10,093
3/31/2023	$10,355	$10,555	$10,350
4/30/2023	$10,397	$10,584	$10,412
5/31/2023	$10,359	$10,547	$10,299
6/30/2023	$10,309	$10,494	$10,262
7/31/2023	$10,343	$10,530	$10,255
8/31/2023	$10,381	$10,572	$10,189
9/30/2023	$10,362	$10,569	$9,931
10/31/2023	$10,379	$10,606	$9,774
11/30/2023	$10,540	$10,716	$10,216
12/31/2023	$10,691	$10,839	$10,608
1/31/2024	$10,745	$10,878	$10,578
2/29/2024	$10,715	$10,832	$10,429
3/31/2024	$10,770	$10,870	$10,525
4/30/2024	$10,728	$10,829	$10,259
5/31/2024	$10,811	$10,905	$10,433
6/30/2024	$10,893	$10,969	$10,532
7/31/2024	$11,012	$11,096	$10,778
8/31/2024	$11,106	$11,196	$10,933
9/30/2024	$11,223	$11,286	$11,079
10/31/2024	$11,155	$11,219	$10,805
11/30/2024	$11,185	$11,251	$10,919
12/31/2024	$11,204	$11,276	$10,740
1/31/2025	$11,260	$11,326	$10,797
2/28/2025	$11,352	$11,406	$11,035
3/31/2025	$11,409	$11,459	$11,039
4/30/2025	$11,491	$11,552	$11,082
5/31/2025	$11,471	$11,526	$11,003
6/30/2025	$11,552	$11,596	$11,172
7/31/2025	$11,556	$11,589	$11,143
8/31/2025	$11,650	$11,690	$11,276
9/30/2025	$11,692	$11,726	$11,399
10/31/2025	$11,734	$11,765	$11,470
11/30/2025	$11,801	$11,820	$11,541
12/31/2025	$11,841	$11,859	$11,524
1/31/2026	$11,893	$11,881	$11,537
2/28/2026	$11,956	$11,946	$11,726
3/31/2026	$11,888	$11,891	$11,519
4/30/2026	$11,925	$11,914	$11,532
5/31/2026	$11,935	$11,929	$11,568
6/30/2026	$11,958	$11,935	$11,596
7/31/2026	$11,980	$11,953	$11,445
8/31/2026	$12,017	$11,982	$11,489

Short Duration Government Bond Fund

Annual Shareholder Report | August 31, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class R6	3.15	1.96	1.85
Bloomberg U.S. 1-3 Year Government Bond Index	2.49	1.96	1.82
Bloomberg U.S. Aggregate Bond Index	1.89	(0.29)	1.40

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Table Summary
Total net assets	$213,832,465
# of portfolio holdings	69
Portfolio turnover rate	203%
Total advisory fees paid	$569,633

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Agency securities	88.2
Asset-backed securities	6.1
U.S. Treasury securities	5.1
Non-agency mortgage-backed securities	0.6

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
FNMA, 3.42%, 7‑1‑2049	6.2
FHLMC, 5.05%, 8‑1‑2055	5.7
U.S. Treasury Notes, 4.25%, 8‑15‑2029	5.0
FNMA, 1.50%, 2‑1‑2032	4.7
FHLMC, 3.01%, 11‑1‑2048	4.0
FNMA, 2.50%, 3‑1‑2035	3.6
FNMA, 3.00%, 3‑1‑2040	3.1
FHLMC, 2.50%, 6‑1‑2028	3.0
FHLMC Series 470 Class FA, 4.04%, 8‑25‑2029	2.8
GNMA Series 2022-189 Class DC, 2.50%, 10‑20‑2051	2.5

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4656 08-26

Annual Shareholder Report

Short Duration Government Bond Fund

August 31, 2026

Class A

MSDAX

This annual shareholder report contains important information about Short Duration Government Bond Fund for the period from September 1, 2025 to August 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$77	0.76%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the 12-month period ended August 31, 2026. Over the past 12 months, the Federal Reserve cut rates before stubborn above-target inflation and a strong economy led the market to price in future hikes. Geopolitical turmoil and shifting economic indicators kept rate and spread volatility elevated, creating attractive relative-value trading opportunities.

We added to our overweight in agency mortgages and we increased exposure to seasoned discount shorter-maturity mortgage pools. We reduced positioning in floating- and fixed-rate collateralized mortgage obligations (CMOs) and newer-production adjustable-rate mortgages (ARMs). Our nongovernment exposure declined marginally as reductions in residential and commercial mortgage-backed securities (RMBS and CMBS) slightly exceeded an increase in asset-backed securities (ABS).

Security selection and sector positioning contributed to performance. Adjustable-rate mortgages (ARMs) and collateralized mortgage obligations (CMOs) contributed, as did agency pass-throughs. ABS, non-agencies, and CMBS also contributed. There were no notable detractors from relative performance during the period.

Total return based on a $10,000 investment

Table Summary
	Class A with Load	Bloomberg U.S. 1-3 Year Government Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2016	$9,800	$10,000	$10,000
9/30/2016	$9,824	$10,012	$9,994
10/31/2016	$9,827	$10,006	$9,918
11/30/2016	$9,771	$9,964	$9,683
12/31/2016	$9,774	$9,967	$9,697
1/31/2017	$9,776	$9,981	$9,716
2/28/2017	$9,798	$9,991	$9,781
3/31/2017	$9,800	$9,995	$9,776
4/30/2017	$9,822	$10,010	$9,851
5/31/2017	$9,834	$10,023	$9,927
6/30/2017	$9,817	$10,015	$9,917
7/31/2017	$9,830	$10,036	$9,960
8/31/2017	$9,844	$10,056	$10,049
9/30/2017	$9,838	$10,039	$10,001
10/31/2017	$9,832	$10,033	$10,007
11/30/2017	$9,807	$10,011	$9,994
12/31/2017	$9,813	$10,012	$10,040
1/31/2018	$9,769	$9,982	$9,925
2/28/2018	$9,764	$9,977	$9,830
3/31/2018	$9,781	$9,997	$9,894
4/30/2018	$9,757	$9,980	$9,820
5/31/2018	$9,774	$10,017	$9,890
6/30/2018	$9,771	$10,018	$9,878
7/31/2018	$9,769	$10,017	$9,880
8/31/2018	$9,789	$10,050	$9,944
9/30/2018	$9,779	$10,038	$9,880
10/31/2018	$9,779	$10,053	$9,802
11/30/2018	$9,820	$10,089	$9,860
12/31/2018	$9,872	$10,170	$10,041
1/31/2019	$9,904	$10,197	$10,148
2/28/2019	$9,905	$10,207	$10,142
3/31/2019	$9,979	$10,271	$10,337
4/30/2019	$9,989	$10,291	$10,339
5/31/2019	$10,061	$10,367	$10,523
6/30/2019	$10,102	$10,421	$10,655
7/31/2019	$10,101	$10,409	$10,679
8/31/2019	$10,173	$10,493	$10,955
9/30/2019	$10,171	$10,482	$10,897
10/31/2019	$10,191	$10,516	$10,930
11/30/2019	$10,188	$10,513	$10,924
12/31/2019	$10,199	$10,535	$10,917
1/31/2020	$10,270	$10,593	$11,127
2/29/2020	$10,363	$10,687	$11,327
3/31/2020	$10,382	$10,822	$11,260
4/30/2020	$10,454	$10,837	$11,460
5/31/2020	$10,482	$10,846	$11,514
6/30/2020	$10,500	$10,850	$11,586
7/31/2020	$10,506	$10,860	$11,759
8/31/2020	$10,520	$10,858	$11,665
9/30/2020	$10,521	$10,861	$11,658
10/31/2020	$10,522	$10,857	$11,606
11/30/2020	$10,532	$10,861	$11,720
12/31/2020	$10,542	$10,866	$11,736
1/31/2021	$10,539	$10,870	$11,652
2/28/2021	$10,526	$10,864	$11,484
3/31/2021	$10,522	$10,861	$11,340
4/30/2021	$10,519	$10,865	$11,430
5/31/2021	$10,505	$10,875	$11,467
6/30/2021	$10,480	$10,857	$11,548
7/31/2021	$10,477	$10,876	$11,677
8/31/2021	$10,473	$10,875	$11,655
9/30/2021	$10,469	$10,864	$11,554
10/31/2021	$10,423	$10,829	$11,551
11/30/2021	$10,399	$10,824	$11,585
12/31/2021	$10,365	$10,801	$11,555
1/31/2022	$10,297	$10,726	$11,306
2/28/2022	$10,219	$10,681	$11,180
3/31/2022	$10,067	$10,531	$10,869
4/30/2022	$9,970	$10,481	$10,457
5/31/2022	$10,016	$10,543	$10,524
6/30/2022	$9,932	$10,477	$10,359
7/31/2022	$9,961	$10,520	$10,612
8/31/2022	$9,881	$10,437	$10,313
9/30/2022	$9,703	$10,315	$9,867
10/31/2022	$9,634	$10,304	$9,739
11/30/2022	$9,731	$10,372	$10,097
12/31/2022	$9,753	$10,390	$10,052
1/31/2023	$9,862	$10,467	$10,361
2/28/2023	$9,775	$10,386	$10,093
3/31/2023	$9,875	$10,555	$10,350
4/30/2023	$9,912	$10,584	$10,412
5/31/2023	$9,871	$10,547	$10,299
6/30/2023	$9,821	$10,494	$10,262
7/31/2023	$9,850	$10,530	$10,255
8/31/2023	$9,883	$10,572	$10,189
9/30/2023	$9,861	$10,569	$9,931
10/31/2023	$9,874	$10,606	$9,774
11/30/2023	$10,024	$10,716	$10,216
12/31/2023	$10,164	$10,839	$10,608
1/31/2024	$10,213	$10,878	$10,578
2/29/2024	$10,181	$10,832	$10,429
3/31/2024	$10,229	$10,870	$10,525
4/30/2024	$10,186	$10,829	$10,259
5/31/2024	$10,261	$10,905	$10,433
6/30/2024	$10,336	$10,969	$10,532
7/31/2024	$10,445	$11,096	$10,778
8/31/2024	$10,532	$11,196	$10,933
9/30/2024	$10,640	$11,286	$11,079
10/31/2024	$10,571	$11,219	$10,805
11/30/2024	$10,596	$11,251	$10,919
12/31/2024	$10,610	$11,276	$10,740
1/31/2025	$10,659	$11,326	$10,797
2/28/2025	$10,744	$11,406	$11,035
3/31/2025	$10,795	$11,459	$11,039
4/30/2025	$10,869	$11,552	$11,082
5/31/2025	$10,846	$11,526	$11,003
6/30/2025	$10,919	$11,596	$11,172
7/31/2025	$10,919	$11,589	$11,143
8/31/2025	$11,004	$11,690	$11,276
9/30/2025	$11,041	$11,726	$11,399
10/31/2025	$11,076	$11,765	$11,470
11/30/2025	$11,136	$11,820	$11,541
12/31/2025	$11,170	$11,859	$11,524
1/31/2026	$11,215	$11,881	$11,537
2/28/2026	$11,272	$11,946	$11,726
3/31/2026	$11,204	$11,891	$11,519
4/30/2026	$11,235	$11,914	$11,532
5/31/2026	$11,240	$11,929	$11,568
6/30/2026	$11,257	$11,935	$11,596
7/31/2026	$11,263	$11,953	$11,445
8/31/2026	$11,306	$11,982	$11,489

Short Duration Government Bond Fund

Annual Shareholder Report | August 31, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A	2.74	1.54	1.44
Class A with Load	0.69	1.13	1.24
Bloomberg U.S. 1-3 Year Government Bond Index	2.49	1.96	1.82
Bloomberg U.S. Aggregate Bond Index	1.89	(0.29)	1.40

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Table Summary
Total net assets	$213,832,465
# of portfolio holdings	69
Portfolio turnover rate	203%
Total advisory fees paid	$569,633

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Agency securities	88.2
Asset-backed securities	6.1
U.S. Treasury securities	5.1
Non-agency mortgage-backed securities	0.6

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
FNMA, 3.42%, 7‑1‑2049	6.2
FHLMC, 5.05%, 8‑1‑2055	5.7
U.S. Treasury Notes, 4.25%, 8‑15‑2029	5.0
FNMA, 1.50%, 2‑1‑2032	4.7
FHLMC, 3.01%, 11‑1‑2048	4.0
FNMA, 2.50%, 3‑1‑2035	3.6
FNMA, 3.00%, 3‑1‑2040	3.1
FHLMC, 2.50%, 6‑1‑2028	3.0
FHLMC Series 470 Class FA, 4.04%, 8‑25‑2029	2.8
GNMA Series 2022-189 Class DC, 2.50%, 10‑20‑2051	2.5

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0932 08-26

Annual Shareholder Report

Short-Term Bond Plus Fund

August 31, 2026

Institutional Class

SSHIX

This annual shareholder report contains important information about Short-Term Bond Plus Fund for the period from September 1, 2025 to August 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$29	0.29%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the 12-month period ended August 31, 2026. Treasury yields were volatile and rose across most maturities. Yields initially declined as the Federal Reserve (Fed) cut its policy rate by 75 basis points (bps; 100 bps equal 1.00%) from September through December 2025. The Fed then held rates steady as resilient growth, elevated inflation, higher energy prices, and concerns about federal borrowing pushed yields higher. Credit spreads remained tight, supported by solid corporate fundamentals and strong investor demand.

Portfolio duration remained near the Fund’s strategic neutral—which is longer than the benchmark—before we modestly extended after sovereign yields rose in response to the war in Iran. The portfolio sought higher-quality yield through diversified corporate, non-benchmark securitized, and out-of-benchmark plus sector exposures.

Sector allocation, including securitized and diversified plus sector exposure, contributed to performance, as did credit-quality allocation, security selection, and duration. Plus sector exposure includes a mix of emerging market debt, high yield bonds, European investment grade bonds, and global government bonds. Yield-curve positioning detracted, particularly an underweight to the 1-year portion of the curve.

Total return based on a $10,000 investment

Table Summary
	Institutional Class	Bloomberg U.S. 1-3 Year Government/Credit Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2016	$10,000	$10,000	$10,000
9/30/2016	$10,013	$10,011	$9,994
10/31/2016	$10,015	$10,008	$9,918
11/30/2016	$9,982	$9,966	$9,683
12/31/2016	$9,995	$9,973	$9,697
1/31/2017	$10,020	$9,991	$9,716
2/28/2017	$10,046	$10,008	$9,781
3/31/2017	$10,048	$10,013	$9,776
4/30/2017	$10,073	$10,031	$9,851
5/31/2017	$10,098	$10,048	$9,927
6/30/2017	$10,099	$10,044	$9,917
7/31/2017	$10,123	$10,070	$9,960
8/31/2017	$10,149	$10,090	$10,049
9/30/2017	$10,141	$10,078	$10,001
10/31/2017	$10,143	$10,075	$10,007
11/30/2017	$10,123	$10,054	$9,994
12/31/2017	$10,126	$10,057	$10,040
1/31/2018	$10,118	$10,030	$9,925
2/28/2018	$10,111	$10,021	$9,830
3/31/2018	$10,116	$10,037	$9,894
4/30/2018	$10,122	$10,026	$9,820
5/31/2018	$10,152	$10,064	$9,890
6/30/2018	$10,147	$10,065	$9,878
7/31/2018	$10,165	$10,070	$9,880
8/31/2018	$10,196	$10,106	$9,944
9/30/2018	$10,204	$10,098	$9,880
10/31/2018	$10,201	$10,109	$9,802
11/30/2018	$10,222	$10,139	$9,860
12/31/2018	$10,267	$10,218	$10,041
1/31/2019	$10,349	$10,258	$10,148
2/28/2019	$10,385	$10,273	$10,142
3/31/2019	$10,456	$10,341	$10,337
4/30/2019	$10,491	$10,364	$10,339
5/31/2019	$10,551	$10,436	$10,523
6/30/2019	$10,610	$10,494	$10,655
7/31/2019	$10,622	$10,488	$10,679
8/31/2019	$10,694	$10,572	$10,955
9/30/2019	$10,705	$10,567	$10,897
10/31/2019	$10,739	$10,604	$10,930
11/30/2019	$10,737	$10,603	$10,924
12/31/2019	$10,759	$10,629	$10,917
1/31/2020	$10,830	$10,688	$11,127
2/29/2020	$10,901	$10,775	$11,327
3/31/2020	$10,629	$10,809	$11,260
4/30/2020	$10,846	$10,877	$11,460
5/31/2020	$11,003	$10,913	$11,514
6/30/2020	$11,109	$10,935	$11,586
7/31/2020	$11,215	$10,956	$11,759
8/31/2020	$11,252	$10,960	$11,665
9/30/2020	$11,257	$10,961	$11,658
10/31/2020	$11,273	$10,963	$11,606
11/30/2020	$11,367	$10,974	$11,720
12/31/2020	$11,416	$10,984	$11,736
1/31/2021	$11,434	$10,987	$11,652
2/28/2021	$11,438	$10,984	$11,484
3/31/2021	$11,425	$10,979	$11,340
4/30/2021	$11,463	$10,987	$11,430
5/31/2021	$11,478	$11,001	$11,467
6/30/2021	$11,481	$10,984	$11,548
7/31/2021	$11,483	$11,002	$11,677
8/31/2021	$11,492	$11,003	$11,655
9/30/2021	$11,481	$10,994	$11,554
10/31/2021	$11,451	$10,957	$11,551
11/30/2021	$11,436	$10,948	$11,585
12/31/2021	$11,434	$10,932	$11,555
1/31/2022	$11,363	$10,853	$11,306
2/28/2022	$11,291	$10,806	$11,180
3/31/2022	$11,138	$10,660	$10,869
4/30/2022	$11,049	$10,602	$10,457
5/31/2022	$11,076	$10,667	$10,524
6/30/2022	$10,937	$10,592	$10,359
7/31/2022	$11,021	$10,648	$10,612
8/31/2022	$10,952	$10,565	$10,313
9/30/2022	$10,783	$10,436	$9,867
10/31/2022	$10,740	$10,423	$9,739
11/30/2022	$10,862	$10,509	$10,097
12/31/2022	$10,903	$10,529	$10,052
1/31/2023	$11,051	$10,613	$10,361
2/28/2023	$10,972	$10,534	$10,093
3/31/2023	$11,115	$10,688	$10,350
4/30/2023	$11,173	$10,724	$10,412
5/31/2023	$11,141	$10,691	$10,299
6/30/2023	$11,110	$10,648	$10,262
7/31/2023	$11,178	$10,692	$10,255
8/31/2023	$11,221	$10,730	$10,189
9/30/2023	$11,210	$10,725	$9,931
10/31/2023	$11,219	$10,759	$9,774
11/30/2023	$11,397	$10,884	$10,216
12/31/2023	$11,577	$11,014	$10,608
1/31/2024	$11,645	$11,057	$10,578
2/29/2024	$11,615	$11,017	$10,429
3/31/2024	$11,672	$11,061	$10,525
4/30/2024	$11,642	$11,024	$10,259
5/31/2024	$11,746	$11,104	$10,433
6/30/2024	$11,812	$11,166	$10,532
7/31/2024	$11,953	$11,298	$10,778
8/31/2024	$12,058	$11,401	$10,933
9/30/2024	$12,171	$11,496	$11,079
10/31/2024	$12,108	$11,431	$10,805
11/30/2024	$12,181	$11,469	$10,919
12/31/2024	$12,203	$11,494	$10,740
1/31/2025	$12,265	$11,546	$10,797
2/28/2025	$12,368	$11,627	$11,035
3/31/2025	$12,410	$11,681	$11,039
4/30/2025	$12,469	$11,769	$11,082
5/31/2025	$12,492	$11,754	$11,003
6/30/2025	$12,594	$11,829	$11,172
7/31/2025	$12,617	$11,827	$11,143
8/31/2025	$12,740	$11,930	$11,276
9/30/2025	$12,774	$11,970	$11,399
10/31/2025	$12,825	$12,010	$11,470
11/30/2025	$12,869	$12,067	$11,541
12/31/2025	$12,929	$12,108	$11,524
1/31/2026	$12,983	$12,137	$11,537
2/28/2026	$13,046	$12,199	$11,726
3/31/2026	$12,956	$12,143	$11,519
4/30/2026	$13,025	$12,172	$11,532
5/31/2026	$13,070	$12,191	$11,568
6/30/2026	$13,086	$12,201	$11,596
7/31/2026	$13,091	$12,219	$11,445
8/31/2026	$13,134	$12,251	$11,489

Short-Term Bond Plus Fund

Annual Shareholder Report | August 31, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Class	3.10	2.71	2.76
Bloomberg U.S. 1-3 Year Government/Credit Bond Index	2.69	2.17	2.05
Bloomberg U.S. Aggregate Bond Index	1.89	(0.29)	1.40

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Table Summary
Total net assets	$794,748,352
# of portfolio holdings	394
Portfolio turnover rate	113%
Total advisory fees paid	$1,272,201

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Corporate bonds and notes	33.4
U.S. Treasury securities	13.6
Asset-backed securities	13.2
Agency securities	13.2
Yankee corporate bonds and notes	11.5
Non-agency mortgage-backed securities	9.3
Foreign government bonds	2.9
Yankee government bonds	1.5
Foreign corporate bonds and notes	0.8
Investment companies	0.6

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
U.S. Treasury Notes, 3.63%, 8‑31‑2027	3.9
U.S. Treasury Notes, 3.50%, 2‑15‑2029	3.0
U.S. Treasury Notes, 3.75%, 8‑15‑2027	2.7
U.S. Treasury Notes, 3.50%, 1‑31‑2028	2.0
GNMA, 5.50%, 10‑20‑2055	1.9
FNMA, 6.00%, 5‑1‑2055	1.3
GNMA, 6.00%, 5‑20‑2056	1.1
GNMA, 5.50%, 6‑20‑2054	0.8
FNMA, 6.00%, 9‑14‑2056	0.8
FHLMC, 5.00%, 2‑1‑2056	0.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3102 08-26

Annual Shareholder Report

Short-Term Bond Plus Fund

August 31, 2026

Class R6

SSTYX

This annual shareholder report contains important information about Short-Term Bond Plus Fund for the period from September 1, 2025 to August 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$24	0.24%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the 12-month period ended August 31, 2026. Treasury yields were volatile and rose across most maturities. Yields initially declined as the Federal Reserve (Fed) cut its policy rate by 75 basis points (bps; 100 bps equal 1.00%) from September through December 2025. The Fed then held rates steady as resilient growth, elevated inflation, higher energy prices, and concerns about federal borrowing pushed yields higher. Credit spreads remained tight, supported by solid corporate fundamentals and strong investor demand.

Portfolio duration remained near the Fund’s strategic neutral—which is longer than the benchmark—before we modestly extended after sovereign yields rose in response to the war in Iran. The portfolio sought higher-quality yield through diversified corporate, non-benchmark securitized, and out-of-benchmark plus sector exposures.

Sector allocation, including securitized and diversified plus sector exposure, contributed to performance, as did credit-quality allocation, security selection, and duration. Plus sector exposure includes a mix of emerging market debt, high yield bonds, European investment grade bonds, and global government bonds. Yield-curve positioning detracted, particularly an underweight to the 1-year portion of the curve.

Total return based on a $10,000 investment

Table Summary
	Class R6	Bloomberg U.S. 1-3 Year Government/Credit Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2016	$10,000	$10,000	$10,000
9/30/2016	$10,013	$10,011	$9,994
10/31/2016	$10,015	$10,008	$9,918
11/30/2016	$9,982	$9,966	$9,683
12/31/2016	$9,995	$9,973	$9,697
1/31/2017	$10,020	$9,991	$9,716
2/28/2017	$10,046	$10,008	$9,781
3/31/2017	$10,048	$10,013	$9,776
4/30/2017	$10,073	$10,031	$9,851
5/31/2017	$10,098	$10,048	$9,927
6/30/2017	$10,099	$10,044	$9,917
7/31/2017	$10,123	$10,070	$9,960
8/31/2017	$10,149	$10,090	$10,049
9/30/2017	$10,141	$10,078	$10,001
10/31/2017	$10,143	$10,075	$10,007
11/30/2017	$10,123	$10,054	$9,994
12/31/2017	$10,126	$10,057	$10,040
1/31/2018	$10,118	$10,030	$9,925
2/28/2018	$10,111	$10,021	$9,830
3/31/2018	$10,116	$10,037	$9,894
4/30/2018	$10,122	$10,026	$9,820
5/31/2018	$10,152	$10,064	$9,890
6/30/2018	$10,147	$10,065	$9,878
7/31/2018	$10,165	$10,070	$9,880
8/31/2018	$10,208	$10,106	$9,944
9/30/2018	$10,205	$10,098	$9,880
10/31/2018	$10,202	$10,109	$9,802
11/30/2018	$10,212	$10,139	$9,860
12/31/2018	$10,270	$10,218	$10,041
1/31/2019	$10,340	$10,258	$10,148
2/28/2019	$10,376	$10,273	$10,142
3/31/2019	$10,448	$10,341	$10,337
4/30/2019	$10,484	$10,364	$10,339
5/31/2019	$10,543	$10,436	$10,523
6/30/2019	$10,603	$10,494	$10,655
7/31/2019	$10,615	$10,488	$10,679
8/31/2019	$10,687	$10,572	$10,955
9/30/2019	$10,699	$10,567	$10,897
10/31/2019	$10,734	$10,604	$10,930
11/30/2019	$10,732	$10,603	$10,924
12/31/2019	$10,767	$10,629	$10,917
1/31/2020	$10,826	$10,688	$11,127
2/29/2020	$10,897	$10,775	$11,327
3/31/2020	$10,625	$10,809	$11,260
4/30/2020	$10,843	$10,877	$11,460
5/31/2020	$11,000	$10,913	$11,514
6/30/2020	$11,108	$10,935	$11,586
7/31/2020	$11,214	$10,956	$11,759
8/31/2020	$11,252	$10,960	$11,665
9/30/2020	$11,257	$10,961	$11,658
10/31/2020	$11,273	$10,963	$11,606
11/30/2020	$11,368	$10,974	$11,720
12/31/2020	$11,417	$10,984	$11,736
1/31/2021	$11,435	$10,987	$11,652
2/28/2021	$11,440	$10,984	$11,484
3/31/2021	$11,441	$10,979	$11,340
4/30/2021	$11,466	$10,987	$11,430
5/31/2021	$11,481	$11,001	$11,467
6/30/2021	$11,485	$10,984	$11,548
7/31/2021	$11,487	$11,002	$11,677
8/31/2021	$11,497	$11,003	$11,655
9/30/2021	$11,499	$10,994	$11,554
10/31/2021	$11,457	$10,957	$11,551
11/30/2021	$11,455	$10,948	$11,585
12/31/2021	$11,454	$10,932	$11,555
1/31/2022	$11,371	$10,853	$11,306
2/28/2022	$11,298	$10,806	$11,180
3/31/2022	$11,146	$10,660	$10,869
4/30/2022	$11,056	$10,602	$10,457
5/31/2022	$11,085	$10,667	$10,524
6/30/2022	$10,959	$10,592	$10,359
7/31/2022	$11,030	$10,648	$10,612
8/31/2022	$10,962	$10,565	$10,313
9/30/2022	$10,792	$10,436	$9,867
10/31/2022	$10,763	$10,423	$9,739
11/30/2022	$10,873	$10,509	$10,097
12/31/2022	$10,914	$10,529	$10,052
1/31/2023	$11,076	$10,613	$10,361
2/28/2023	$10,984	$10,534	$10,093
3/31/2023	$11,128	$10,688	$10,350
4/30/2023	$11,186	$10,724	$10,412
5/31/2023	$11,155	$10,691	$10,299
6/30/2023	$11,125	$10,648	$10,262
7/31/2023	$11,193	$10,692	$10,255
8/31/2023	$11,249	$10,730	$10,189
9/30/2023	$11,226	$10,725	$9,931
10/31/2023	$11,249	$10,759	$9,774
11/30/2023	$11,428	$10,884	$10,216
12/31/2023	$11,596	$11,014	$10,608
1/31/2024	$11,664	$11,057	$10,578
2/29/2024	$11,634	$11,017	$10,429
3/31/2024	$11,706	$11,061	$10,525
4/30/2024	$11,662	$11,024	$10,259
5/31/2024	$11,781	$11,104	$10,433
6/30/2024	$11,833	$11,166	$10,532
7/31/2024	$11,976	$11,298	$10,778
8/31/2024	$12,096	$11,401	$10,933
9/30/2024	$12,209	$11,496	$11,079
10/31/2024	$12,132	$11,431	$10,805
11/30/2024	$12,206	$11,469	$10,919
12/31/2024	$12,229	$11,494	$10,740
1/31/2025	$12,306	$11,546	$10,797
2/28/2025	$12,395	$11,627	$11,035
3/31/2025	$12,438	$11,681	$11,039
4/30/2025	$12,497	$11,769	$11,082
5/31/2025	$12,521	$11,754	$11,003
6/30/2025	$12,625	$11,829	$11,172
7/31/2025	$12,648	$11,827	$11,143
8/31/2025	$12,772	$11,930	$11,276
9/30/2025	$12,821	$11,970	$11,399
10/31/2025	$12,858	$12,010	$11,470
11/30/2025	$12,918	$12,067	$11,541
12/31/2025	$12,978	$12,108	$11,524
1/31/2026	$13,034	$12,137	$11,537
2/28/2026	$13,082	$12,199	$11,726
3/31/2026	$13,008	$12,143	$11,519
4/30/2026	$13,063	$12,172	$11,532
5/31/2026	$13,108	$12,191	$11,568
6/30/2026	$13,125	$12,201	$11,596
7/31/2026	$13,146	$12,219	$11,445
8/31/2026	$13,190	$12,251	$11,489

Short-Term Bond Plus Fund

Annual Shareholder Report | August 31, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class R6Footnote Reference*	3.27	2.79	2.81
Bloomberg U.S. 1-3 Year Government/Credit Bond Index	2.69	2.17	2.05
Bloomberg U.S. Aggregate Bond Index	1.89	(0.29)	1.40

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Footnote	Description
Footnote*	Historical performance shown for the Class R6 shares prior to their inception on July 31, 2018 reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

KEY FUND STATISTICS

Table Summary
Total net assets	$794,748,352
# of portfolio holdings	394
Portfolio turnover rate	113%
Total advisory fees paid	$1,272,201

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Corporate bonds and notes	33.4
U.S. Treasury securities	13.6
Asset-backed securities	13.2
Agency securities	13.2
Yankee corporate bonds and notes	11.5
Non-agency mortgage-backed securities	9.3
Foreign government bonds	2.9
Yankee government bonds	1.5
Foreign corporate bonds and notes	0.8
Investment companies	0.6

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
U.S. Treasury Notes, 3.63%, 8‑31‑2027	3.9
U.S. Treasury Notes, 3.50%, 2‑15‑2029	3.0
U.S. Treasury Notes, 3.75%, 8‑15‑2027	2.7
U.S. Treasury Notes, 3.50%, 1‑31‑2028	2.0
GNMA, 5.50%, 10‑20‑2055	1.9
FNMA, 6.00%, 5‑1‑2055	1.3
GNMA, 6.00%, 5‑20‑2056	1.1
GNMA, 5.50%, 6‑20‑2054	0.8
FNMA, 6.00%, 9‑14‑2056	0.8
FHLMC, 5.00%, 2‑1‑2056	0.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4812 08-26

Annual Shareholder Report

Short-Term Bond Plus Fund

August 31, 2026

Class A

SSTVX

This annual shareholder report contains important information about Short-Term Bond Plus Fund for the period from September 1, 2025 to August 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$52	0.51%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the 12-month period ended August 31, 2026. Treasury yields were volatile and rose across most maturities. Yields initially declined as the Federal Reserve (Fed) cut its policy rate by 75 basis points (bps; 100 bps equal 1.00%) from September through December 2025. The Fed then held rates steady as resilient growth, elevated inflation, higher energy prices, and concerns about federal borrowing pushed yields higher. Credit spreads remained tight, supported by solid corporate fundamentals and strong investor demand.

Portfolio duration remained near the Fund’s strategic neutral—which is longer than the benchmark—before we modestly extended after sovereign yields rose in response to the war in Iran. The portfolio sought higher-quality yield through diversified corporate, non-benchmark securitized, and out-of-benchmark plus sector exposures.

Sector allocation, including securitized and diversified plus sector exposure, contributed to performance, as did credit-quality allocation, security selection, and duration. Plus sector exposure includes a mix of emerging market debt, high yield bonds, European investment grade bonds, and global government bonds. Yield-curve positioning detracted, particularly an underweight to the 1-year portion of the curve.

Total return based on a $10,000 investment

Table Summary
	Class A with Load	Bloomberg U.S. 1-3 Year Government/Credit Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2016	$9,800	$10,000	$10,000
9/30/2016	$9,811	$10,011	$9,994
10/31/2016	$9,811	$10,008	$9,918
11/30/2016	$9,777	$9,966	$9,683
12/31/2016	$9,798	$9,973	$9,697
1/31/2017	$9,809	$9,991	$9,716
2/28/2017	$9,834	$10,008	$9,781
3/31/2017	$9,844	$10,013	$9,776
4/30/2017	$9,856	$10,031	$9,851
5/31/2017	$9,889	$10,048	$9,927
6/30/2017	$9,889	$10,044	$9,917
7/31/2017	$9,910	$10,070	$9,960
8/31/2017	$9,922	$10,090	$10,049
9/30/2017	$9,923	$10,078	$10,001
10/31/2017	$9,924	$10,075	$10,007
11/30/2017	$9,902	$10,054	$9,994
12/31/2017	$9,903	$10,057	$10,040
1/31/2018	$9,881	$10,030	$9,925
2/28/2018	$9,872	$10,021	$9,830
3/31/2018	$9,875	$10,037	$9,894
4/30/2018	$9,879	$10,026	$9,820
5/31/2018	$9,917	$10,064	$9,890
6/30/2018	$9,910	$10,065	$9,878
7/31/2018	$9,926	$10,070	$9,880
8/31/2018	$9,954	$10,106	$9,944
9/30/2018	$9,959	$10,098	$9,880
10/31/2018	$9,954	$10,109	$9,802
11/30/2018	$9,972	$10,139	$9,860
12/31/2018	$10,014	$10,218	$10,041
1/31/2019	$10,080	$10,258	$10,148
2/28/2019	$10,113	$10,273	$10,142
3/31/2019	$10,191	$10,341	$10,337
4/30/2019	$10,224	$10,364	$10,339
5/31/2019	$10,279	$10,436	$10,523
6/30/2019	$10,335	$10,494	$10,655
7/31/2019	$10,332	$10,488	$10,679
8/31/2019	$10,411	$10,572	$10,955
9/30/2019	$10,408	$10,567	$10,897
10/31/2019	$10,439	$10,604	$10,930
11/30/2019	$10,447	$10,603	$10,924
12/31/2019	$10,466	$10,629	$10,917
1/31/2020	$10,532	$10,688	$11,127
2/29/2020	$10,599	$10,775	$11,327
3/31/2020	$10,320	$10,809	$11,260
4/30/2020	$10,541	$10,877	$11,460
5/31/2020	$10,679	$10,913	$11,514
6/30/2020	$10,792	$10,935	$11,586
7/31/2020	$10,880	$10,956	$11,759
8/31/2020	$10,928	$10,960	$11,665
9/30/2020	$10,918	$10,961	$11,658
10/31/2020	$10,943	$10,963	$11,606
11/30/2020	$11,021	$10,974	$11,720
12/31/2020	$11,077	$10,984	$11,736
1/31/2021	$11,092	$10,987	$11,652
2/28/2021	$11,094	$10,984	$11,484
3/31/2021	$11,080	$10,979	$11,340
4/30/2021	$11,101	$10,987	$11,430
5/31/2021	$11,126	$11,001	$11,467
6/30/2021	$11,115	$10,984	$11,548
7/31/2021	$11,126	$11,002	$11,677
8/31/2021	$11,120	$11,003	$11,655
9/30/2021	$11,119	$10,994	$11,554
10/31/2021	$11,088	$10,957	$11,551
11/30/2021	$11,071	$10,948	$11,585
12/31/2021	$11,065	$10,932	$11,555
1/31/2022	$10,996	$10,853	$11,306
2/28/2022	$10,911	$10,806	$11,180
3/31/2022	$10,773	$10,660	$10,869
4/30/2022	$10,685	$10,602	$10,457
5/31/2022	$10,697	$10,667	$10,524
6/30/2022	$10,572	$10,592	$10,359
7/31/2022	$10,638	$10,648	$10,612
8/31/2022	$10,582	$10,565	$10,313
9/30/2022	$10,416	$10,436	$9,867
10/31/2022	$10,373	$10,423	$9,739
11/30/2022	$10,488	$10,509	$10,097
12/31/2022	$10,524	$10,529	$10,052
1/31/2023	$10,666	$10,613	$10,361
2/28/2023	$10,587	$10,534	$10,093
3/31/2023	$10,710	$10,688	$10,350
4/30/2023	$10,763	$10,724	$10,412
5/31/2023	$10,730	$10,691	$10,299
6/30/2023	$10,697	$10,648	$10,262
7/31/2023	$10,772	$10,692	$10,255
8/31/2023	$10,811	$10,730	$10,189
9/30/2023	$10,797	$10,725	$9,931
10/31/2023	$10,803	$10,759	$9,774
11/30/2023	$10,972	$10,884	$10,216
12/31/2023	$11,141	$11,014	$10,608
1/31/2024	$11,205	$11,057	$10,578
2/29/2024	$11,173	$11,017	$10,429
3/31/2024	$11,225	$11,061	$10,525
4/30/2024	$11,193	$11,024	$10,259
5/31/2024	$11,290	$11,104	$10,433
6/30/2024	$11,350	$11,166	$10,532
7/31/2024	$11,470	$11,298	$10,778
8/31/2024	$11,580	$11,401	$10,933
9/30/2024	$11,686	$11,496	$11,079
10/31/2024	$11,622	$11,431	$10,805
11/30/2024	$11,675	$11,469	$10,919
12/31/2024	$11,694	$11,494	$10,740
1/31/2025	$11,763	$11,546	$10,797
2/28/2025	$11,859	$11,627	$11,035
3/31/2025	$11,896	$11,681	$11,039
4/30/2025	$11,936	$11,769	$11,082
5/31/2025	$11,968	$11,754	$11,003
6/30/2025	$12,064	$11,829	$11,172
7/31/2025	$12,082	$11,827	$11,143
8/31/2025	$12,196	$11,930	$11,276
9/30/2025	$12,225	$11,970	$11,399
10/31/2025	$12,271	$12,010	$11,470
11/30/2025	$12,324	$12,067	$11,541
12/31/2025	$12,377	$12,108	$11,524
1/31/2026	$12,427	$12,137	$11,537
2/28/2026	$12,483	$12,199	$11,726
3/31/2026	$12,394	$12,143	$11,519
4/30/2026	$12,457	$12,172	$11,532
5/31/2026	$12,496	$12,191	$11,568
6/30/2026	$12,509	$12,201	$11,596
7/31/2026	$12,510	$12,219	$11,445
8/31/2026	$12,548	$12,251	$11,489

Short-Term Bond Plus Fund

Annual Shareholder Report | August 31, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A	2.89	2.45	2.50
Class A with Load	0.83	2.03	2.30
Bloomberg U.S. 1-3 Year Government/Credit Bond Index	2.69	2.17	2.05
Bloomberg U.S. Aggregate Bond Index	1.89	(0.29)	1.40

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Table Summary
Total net assets	$794,748,352
# of portfolio holdings	394
Portfolio turnover rate	113%
Total advisory fees paid	$1,272,201

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Corporate bonds and notes	33.4
U.S. Treasury securities	13.6
Asset-backed securities	13.2
Agency securities	13.2
Yankee corporate bonds and notes	11.5
Non-agency mortgage-backed securities	9.3
Foreign government bonds	2.9
Yankee government bonds	1.5
Foreign corporate bonds and notes	0.8
Investment companies	0.6

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
U.S. Treasury Notes, 3.63%, 8‑31‑2027	3.9
U.S. Treasury Notes, 3.50%, 2‑15‑2029	3.0
U.S. Treasury Notes, 3.75%, 8‑15‑2027	2.7
U.S. Treasury Notes, 3.50%, 1‑31‑2028	2.0
GNMA, 5.50%, 10‑20‑2055	1.9
FNMA, 6.00%, 5‑1‑2055	1.3
GNMA, 6.00%, 5‑20‑2056	1.1
GNMA, 5.50%, 6‑20‑2054	0.8
FNMA, 6.00%, 9‑14‑2056	0.8
FHLMC, 5.00%, 2‑1‑2056	0.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3005 08-26

Annual Shareholder Report

August 31, 2026

Short-Term High Income Fund

Institutional Class

STYIX

This annual shareholder report contains important information about Short-Term High Income Fund for the period from September 1, 2025 to August 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$51	0.50%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Fund underperformed  its benchmark for the 12-month period ended August 31, 2026. The three largest sector allocations at period end were finance companies, midstream oil and gas companies, and retailers.  The biggest contributors to performance on a relative basis for the period were Paramount (This security was no longer held at the end of the reporting period.),  Warner Brothers Discovery, and Carvana Co. The biggest detractors from performance were Cloud Software Group LLC, Venture Global LNG, Inc., and Navient Corp.

The U.S. economy exhibited solid nominal growth, benefiting from artificial intelligence (AI)-related investment tailwinds. Inflation, at least partly driven by geopolitical conflicts, shifted the dynamics of monetary policy over the prior 12 months. Against this backdrop, issuer fundamentals are healthy and the high yield default rate remains subdued. Market technicals are generally supportive and indicate an appetite for yield. Concerns of forthcoming debt issuance tied to AI infrastructure are notable, with spreads near historic tights and rich valuations.

Total return based on a $10,000 investment

Table Summary
	Institutional Class	ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index	Bloomberg U.S. Universal Bond Index
8/31/2016	$10,000	$10,000	$10,000
9/30/2016	$10,028	$10,036	$10,002
10/31/2016	$10,030	$10,055	$9,936
11/30/2016	$10,033	$10,046	$9,713
12/31/2016	$10,098	$10,124	$9,742
1/31/2017	$10,112	$10,162	$9,776
2/28/2017	$10,152	$10,215	$9,851
3/31/2017	$10,152	$10,224	$9,848
4/30/2017	$10,202	$10,297	$9,930
5/31/2017	$10,228	$10,350	$10,006
6/30/2017	$10,241	$10,370	$9,998
7/31/2017	$10,281	$10,417	$10,048
8/31/2017	$10,283	$10,441	$10,134
9/30/2017	$10,310	$10,489	$10,099
10/31/2017	$10,337	$10,502	$10,111
11/30/2017	$10,338	$10,490	$10,096
12/31/2017	$10,352	$10,492	$10,140
1/31/2018	$10,380	$10,507	$10,042
2/28/2018	$10,370	$10,475	$9,947
3/31/2018	$10,372	$10,468	$9,997
4/30/2018	$10,414	$10,518	$9,931
5/31/2018	$10,417	$10,543	$9,985
6/30/2018	$10,421	$10,551	$9,970
7/31/2018	$10,477	$10,621	$9,991
8/31/2018	$10,521	$10,676	$10,040
9/30/2018	$10,564	$10,716	$9,997
10/31/2018	$10,555	$10,686	$9,914
11/30/2018	$10,547	$10,703	$9,958
12/31/2018	$10,446	$10,632	$10,114
1/31/2019	$10,652	$10,862	$10,254
2/28/2019	$10,738	$10,962	$10,265
3/31/2019	$10,784	$11,033	$10,450
4/30/2019	$10,844	$11,094	$10,465
5/31/2019	$10,824	$11,074	$10,625
6/30/2019	$10,911	$11,225	$10,775
7/31/2019	$10,957	$11,274	$10,807
8/31/2019	$11,004	$11,368	$11,052
9/30/2019	$11,036	$11,389	$11,004
10/31/2019	$11,083	$11,429	$11,040
11/30/2019	$11,115	$11,490	$11,037
12/31/2019	$11,173	$11,556	$11,054
1/31/2020	$11,176	$11,571	$11,252
2/29/2020	$11,083	$11,426	$11,421
3/31/2020	$10,519	$10,657	$11,198
4/30/2020	$10,789	$11,021	$11,422
5/31/2020	$11,074	$11,313	$11,529
6/30/2020	$11,095	$11,437	$11,625
7/31/2020	$11,357	$11,771	$11,829
8/31/2020	$11,450	$11,846	$11,761
9/30/2020	$11,404	$11,763	$11,740
10/31/2020	$11,427	$11,821	$11,698
11/30/2020	$11,693	$12,071	$11,850
12/31/2020	$11,815	$12,185	$11,891
1/31/2021	$11,838	$12,200	$11,817
2/28/2021	$11,878	$12,224	$11,664
3/31/2021	$11,918	$12,289	$11,528
4/30/2021	$11,986	$12,371	$11,625
5/31/2021	$12,040	$12,402	$11,670
6/30/2021	$12,109	$12,467	$11,755
7/31/2021	$12,090	$12,478	$11,873
8/31/2021	$12,144	$12,525	$11,865
9/30/2021	$12,169	$12,516	$11,763
10/31/2021	$12,195	$12,535	$11,754
11/30/2021	$12,131	$12,468	$11,768
12/31/2021	$12,262	$12,580	$11,760
1/31/2022	$12,153	$12,387	$11,502
2/28/2022	$12,150	$12,326	$11,345
3/31/2022	$12,116	$12,241	$11,041
4/30/2022	$11,976	$12,064	$10,629
5/31/2022	$11,989	$12,178	$10,688
6/30/2022	$11,546	$11,794	$10,474
7/31/2022	$11,956	$12,168	$10,738
8/31/2022	$11,847	$12,049	$10,458
9/30/2022	$11,708	$11,872	$10,008
10/31/2022	$11,923	$12,074	$9,898
11/30/2022	$12,048	$12,213	$10,267
12/31/2022	$12,053	$12,193	$10,232
1/31/2023	$12,262	$12,421	$10,550
2/28/2023	$12,208	$12,383	$10,290
3/31/2023	$12,299	$12,467	$10,532
4/30/2023	$12,388	$12,557	$10,596
5/31/2023	$12,354	$12,514	$10,486
6/30/2023	$12,479	$12,627	$10,470
7/31/2023	$12,589	$12,755	$10,480
8/31/2023	$12,636	$12,792	$10,417
9/30/2023	$12,619	$12,762	$10,169
10/31/2023	$12,555	$12,744	$10,016
11/30/2023	$12,768	$13,060	$10,467
12/31/2023	$12,966	$13,273	$10,864
1/31/2024	$12,998	$13,314	$10,838
2/29/2024	$13,047	$13,357	$10,708
3/31/2024	$13,146	$13,459	$10,813
4/30/2024	$13,146	$13,447	$10,560
5/31/2024	$13,265	$13,558	$10,735
6/30/2024	$13,369	$13,651	$10,834
7/31/2024	$13,508	$13,812	$11,079
8/31/2024	$13,648	$13,931	$11,243
9/30/2024	$13,735	$14,055	$11,397
10/31/2024	$13,716	$14,048	$11,138
11/30/2024	$13,838	$14,160	$11,255
12/31/2024	$13,838	$14,161	$11,085
1/31/2025	$13,961	$14,304	$11,152
2/28/2025	$14,030	$14,371	$11,383
3/31/2025	$13,977	$14,361	$11,380
4/30/2025	$14,011	$14,405	$11,420
5/31/2025	$14,153	$14,569	$11,362
6/30/2025	$14,314	$14,718	$11,539
7/31/2025	$14,366	$14,751	$11,523
8/31/2025	$14,474	$14,872	$11,661
9/30/2025	$14,545	$14,948	$11,785
10/31/2025	$14,597	$15,017	$11,863
11/30/2025	$14,685	$15,109	$11,934
12/31/2025	$14,775	$15,184	$11,926
1/31/2026	$14,827	$15,244	$11,944
2/28/2026	$14,859	$15,281	$12,126
3/31/2026	$14,798	$15,213	$11,909
4/30/2026	$14,926	$15,362	$11,945
5/31/2026	$15,016	$15,447	$11,987
6/30/2026	$15,049	$15,480	$12,018
7/31/2026	$15,082	$15,498	$11,871
8/31/2026	$15,192	$15,620	$11,922

Short-Term High Income Fund

Annual Shareholder Report | August 31, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Class	4.96	4.58	4.27
ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index	5.03	4.51	4.56
Bloomberg U.S. Universal Bond Index	2.23	0.10	1.77

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Table Summary
Total net assets	$2,536,439,583
# of portfolio holdings	189
Portfolio turnover rate	45%
Total advisory fees paid	$9,931,874

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	0.2
AA/Aa	1.7
BBB/Baa	5.9
BB/Ba	59.8
B/B	32.1
CCC/Caa and below	0.2
Not rated	0.1
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Discovery Global Holdings, Inc., 4.05%, 3‑15‑2029	1.5
GEO Group, Inc., 8.63%, 4‑15‑2029	1.4
Wayfair LLC, 7.25%, 10‑31‑2029	1.3
Cloud Software Group LLC, 6.50%, 3‑31‑2029	1.3
OneMain Finance Corp., 5.38%, 11‑15‑2029	1.2
SS&C Technologies, Inc., 5.50%, 9‑30‑2027	1.2
Advance Auto Parts, Inc., 7.00%, 8‑1‑2030	1.2
Churchill Downs, Inc., 5.50%, 4‑1‑2027	1.2
Kinetik Holdings LP, 6.63%, 12‑15‑2028	1.2
FTAI Aviation Investors LLC, 5.50%, 5‑1‑2028	1.2

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	30.2
1-3 years	57.8
3-5 years	10.4
5-10 years	1.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3170 08-26

Annual Shareholder Report

August 31, 2026

Short-Term High Income Fund

Class C

WFHYX

This annual shareholder report contains important information about Short-Term High Income Fund for the period from September 1, 2025 to August 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$159	1.56%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Fund underperformed  its benchmark for the 12-month period ended August 31, 2026. The three largest sector allocations at period end were finance companies, midstream oil and gas companies, and retailers.  The biggest contributors to performance on a relative basis for the period were Paramount (This security was no longer held at the end of the reporting period.),  Warner Brothers Discovery, and Carvana Co. The biggest detractors from performance were Cloud Software Group LLC, Venture Global LNG, Inc., and Navient Corp.

The U.S. economy exhibited solid nominal growth, benefiting from artificial intelligence (AI)-related investment tailwinds. Inflation, at least partly driven by geopolitical conflicts, shifted the dynamics of monetary policy over the prior 12 months. Against this backdrop, issuer fundamentals are healthy and the high yield default rate remains subdued. Market technicals are generally supportive and indicate an appetite for yield. Concerns of forthcoming debt issuance tied to AI infrastructure are notable, with spreads near historic tights and rich valuations.

Total return based on a $10,000 investment

Table Summary
	Class C with Load	ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index	Bloomberg U.S. Universal Bond Index
8/31/2016	$10,000	$10,000	$10,000
9/30/2016	$10,031	$10,036	$10,002
10/31/2016	$10,025	$10,055	$9,936
11/30/2016	$10,007	$10,046	$9,713
12/31/2016	$10,062	$10,124	$9,742
1/31/2017	$10,067	$10,162	$9,776
2/28/2017	$10,099	$10,215	$9,851
3/31/2017	$10,102	$10,224	$9,848
4/30/2017	$10,130	$10,297	$9,930
5/31/2017	$10,147	$10,350	$10,006
6/30/2017	$10,152	$10,370	$9,998
7/31/2017	$10,182	$10,417	$10,048
8/31/2017	$10,175	$10,441	$10,134
9/30/2017	$10,206	$10,489	$10,099
10/31/2017	$10,210	$10,502	$10,111
11/30/2017	$10,203	$10,490	$10,096
12/31/2017	$10,207	$10,492	$10,140
1/31/2018	$10,226	$10,507	$10,042
2/28/2018	$10,207	$10,475	$9,947
3/31/2018	$10,213	$10,468	$9,997
4/30/2018	$10,233	$10,518	$9,931
5/31/2018	$10,239	$10,543	$9,985
6/30/2018	$10,234	$10,551	$9,970
7/31/2018	$10,280	$10,621	$9,991
8/31/2018	$10,314	$10,676	$10,040
9/30/2018	$10,334	$10,716	$9,997
10/31/2018	$10,316	$10,686	$9,914
11/30/2018	$10,299	$10,703	$9,958
12/31/2018	$10,191	$10,632	$10,114
1/31/2019	$10,396	$10,862	$10,254
2/28/2019	$10,471	$10,962	$10,265
3/31/2019	$10,494	$11,033	$10,450
4/30/2019	$10,556	$11,094	$10,465
5/31/2019	$10,527	$11,074	$10,625
6/30/2019	$10,603	$11,225	$10,775
7/31/2019	$10,625	$11,274	$10,807
8/31/2019	$10,674	$11,368	$11,052
9/30/2019	$10,696	$11,389	$11,004
10/31/2019	$10,718	$11,429	$11,040
11/30/2019	$10,739	$11,490	$11,037
12/31/2019	$10,786	$11,556	$11,054
1/31/2020	$10,793	$11,571	$11,252
2/29/2020	$10,681	$11,426	$11,421
3/31/2020	$10,128	$10,657	$11,198
4/30/2020	$10,379	$11,021	$11,422
5/31/2020	$10,658	$11,313	$11,529
6/30/2020	$10,655	$11,437	$11,625
7/31/2020	$10,910	$11,771	$11,829
8/31/2020	$10,976	$11,846	$11,761
9/30/2020	$10,936	$11,763	$11,740
10/31/2020	$10,935	$11,821	$11,698
11/30/2020	$11,179	$12,071	$11,850
12/31/2020	$11,286	$12,185	$11,891
1/31/2021	$11,311	$12,200	$11,817
2/28/2021	$11,326	$12,224	$11,664
3/31/2021	$11,368	$12,289	$11,528
4/30/2021	$11,423	$12,371	$11,625
5/31/2021	$11,450	$12,402	$11,670
6/30/2021	$11,506	$12,467	$11,755
7/31/2021	$11,491	$12,478	$11,873
8/31/2021	$11,532	$12,525	$11,865
9/30/2021	$11,546	$12,516	$11,763
10/31/2021	$11,560	$12,535	$11,754
11/30/2021	$11,476	$12,468	$11,768
12/31/2021	$11,589	$12,580	$11,760
1/31/2022	$11,490	$12,387	$11,502
2/28/2022	$11,464	$12,326	$11,345
3/31/2022	$11,422	$12,241	$11,041
4/30/2022	$11,280	$12,064	$10,629
5/31/2022	$11,282	$12,178	$10,688
6/30/2022	$10,870	$11,794	$10,474
7/31/2022	$11,245	$12,168	$10,738
8/31/2022	$11,119	$12,049	$10,458
9/30/2022	$10,979	$11,872	$10,008
10/31/2022	$11,170	$12,074	$9,898
11/30/2022	$11,292	$12,213	$10,267
12/31/2022	$11,273	$12,193	$10,232
1/31/2023	$11,457	$12,421	$10,550
2/28/2023	$11,413	$12,383	$10,290
3/31/2023	$11,487	$12,467	$10,532
4/30/2023	$11,545	$12,557	$10,596
5/31/2023	$11,503	$12,514	$10,486
6/30/2023	$11,610	$12,627	$10,470
7/31/2023	$11,702	$12,755	$10,480
8/31/2023	$11,750	$12,792	$10,417
9/30/2023	$11,709	$12,762	$10,169
10/31/2023	$11,639	$12,744	$10,016
11/30/2023	$11,827	$13,060	$10,467
12/31/2023	$12,014	$13,273	$10,864
1/31/2024	$12,033	$13,314	$10,838
2/29/2024	$12,053	$13,357	$10,708
3/31/2024	$12,149	$13,459	$10,813
4/30/2024	$12,123	$13,447	$10,560
5/31/2024	$12,222	$13,558	$10,735
6/30/2024	$12,307	$13,651	$10,834
7/31/2024	$12,424	$13,812	$11,079
8/31/2024	$12,541	$13,931	$11,243
9/30/2024	$12,618	$14,055	$11,397
10/31/2024	$12,613	$14,048	$11,138
11/30/2024	$12,706	$14,160	$11,255
12/31/2024	$12,703	$14,161	$11,085
1/31/2025	$12,812	$14,304	$11,152
2/28/2025	$12,873	$14,371	$11,383
3/31/2025	$12,838	$14,361	$11,380
4/30/2025	$12,850	$14,405	$11,420
5/31/2025	$12,977	$14,569	$11,362
6/30/2025	$13,121	$14,718	$11,539
7/31/2025	$13,166	$14,751	$11,523
8/31/2025	$13,261	$14,872	$11,661
9/30/2025	$13,323	$14,948	$11,785
10/31/2025	$13,367	$15,017	$11,863
11/30/2025	$13,444	$15,109	$11,934
12/31/2025	$13,523	$15,184	$11,926
1/31/2026	$13,567	$15,244	$11,944
2/28/2026	$13,593	$15,281	$12,126
3/31/2026	$13,534	$15,213	$11,909
4/30/2026	$13,648	$15,362	$11,945
5/31/2026	$13,726	$15,447	$11,987
6/30/2026	$13,753	$15,480	$12,018
7/31/2026	$13,780	$15,498	$11,871
8/31/2026	$13,876	$15,620	$11,922

Short-Term High Income Fund

Annual Shareholder Report | August 31, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class C	3.86	3.46	3.33
Class C with Load	2.86	3.46	3.33
ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index	5.03	4.51	4.56
Bloomberg U.S. Universal Bond Index	2.23	0.10	1.77

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Table Summary
Total net assets	$2,536,439,583
# of portfolio holdings	189
Portfolio turnover rate	45%
Total advisory fees paid	$9,931,874

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	0.2
AA/Aa	1.7
BBB/Baa	5.9
BB/Ba	59.8
B/B	32.1
CCC/Caa and below	0.2
Not rated	0.1
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Discovery Global Holdings, Inc., 4.05%, 3‑15‑2029	1.5
GEO Group, Inc., 8.63%, 4‑15‑2029	1.4
Wayfair LLC, 7.25%, 10‑31‑2029	1.3
Cloud Software Group LLC, 6.50%, 3‑31‑2029	1.3
OneMain Finance Corp., 5.38%, 11‑15‑2029	1.2
SS&C Technologies, Inc., 5.50%, 9‑30‑2027	1.2
Advance Auto Parts, Inc., 7.00%, 8‑1‑2030	1.2
Churchill Downs, Inc., 5.50%, 4‑1‑2027	1.2
Kinetik Holdings LP, 6.63%, 12‑15‑2028	1.2
FTAI Aviation Investors LLC, 5.50%, 5‑1‑2028	1.2

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	30.2
1-3 years	57.8
3-5 years	10.4
5-10 years	1.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3541 08-26

Annual Shareholder Report

August 31, 2026

Short-Term High Income Fund

Class A

SSTHX

This annual shareholder report contains important information about Short-Term High Income Fund for the period from September 1, 2025 to August 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$83	0.81%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Fund underperformed  its benchmark for the 12-month period ended August 31, 2026. The three largest sector allocations at period end were finance companies, midstream oil and gas companies, and retailers.  The biggest contributors to performance on a relative basis for the period were Paramount (This security was no longer held at the end of the reporting period.),  Warner Brothers Discovery, and Carvana Co. The biggest detractors from performance were Cloud Software Group LLC, Venture Global LNG, Inc., and Navient Corp.

The U.S. economy exhibited solid nominal growth, benefiting from artificial intelligence (AI)-related investment tailwinds. Inflation, at least partly driven by geopolitical conflicts, shifted the dynamics of monetary policy over the prior 12 months. Against this backdrop, issuer fundamentals are healthy and the high yield default rate remains subdued. Market technicals are generally supportive and indicate an appetite for yield. Concerns of forthcoming debt issuance tied to AI infrastructure are notable, with spreads near historic tights and rich valuations.

Total return based on a $10,000 investment

Table Summary
	Class A with Load	ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index	Bloomberg U.S. Universal Bond Index
8/31/2016	$9,700	$10,000	$10,000
9/30/2016	$9,724	$10,036	$10,002
10/31/2016	$9,736	$10,055	$9,936
11/30/2016	$9,725	$10,046	$9,713
12/31/2016	$9,785	$10,124	$9,742
1/31/2017	$9,796	$10,162	$9,776
2/28/2017	$9,832	$10,215	$9,851
3/31/2017	$9,830	$10,224	$9,848
4/30/2017	$9,875	$10,297	$9,930
5/31/2017	$9,898	$10,350	$10,006
6/30/2017	$9,909	$10,370	$9,998
7/31/2017	$9,944	$10,417	$10,048
8/31/2017	$9,944	$10,441	$10,134
9/30/2017	$9,968	$10,489	$10,099
10/31/2017	$9,991	$10,502	$10,111
11/30/2017	$9,989	$10,490	$10,096
12/31/2017	$10,000	$10,492	$10,140
1/31/2018	$10,025	$10,507	$10,042
2/28/2018	$10,012	$10,475	$9,947
3/31/2018	$10,012	$10,468	$9,997
4/30/2018	$10,050	$10,518	$9,931
5/31/2018	$10,063	$10,543	$9,985
6/30/2018	$10,051	$10,551	$9,970
7/31/2018	$10,103	$10,621	$9,991
8/31/2018	$10,142	$10,676	$10,040
9/30/2018	$10,182	$10,716	$9,997
10/31/2018	$10,170	$10,686	$9,914
11/30/2018	$10,159	$10,703	$9,958
12/31/2018	$10,060	$10,632	$10,114
1/31/2019	$10,255	$10,862	$10,254
2/28/2019	$10,348	$10,962	$10,265
3/31/2019	$10,377	$11,033	$10,450
4/30/2019	$10,433	$11,094	$10,465
5/31/2019	$10,423	$11,074	$10,625
6/30/2019	$10,492	$11,225	$10,775
7/31/2019	$10,533	$11,274	$10,807
8/31/2019	$10,575	$11,368	$11,052
9/30/2019	$10,604	$11,389	$11,004
10/31/2019	$10,646	$11,429	$11,040
11/30/2019	$10,674	$11,490	$11,037
12/31/2019	$10,727	$11,556	$11,054
1/31/2020	$10,727	$11,571	$11,252
2/29/2020	$10,635	$11,426	$11,421
3/31/2020	$10,092	$10,657	$11,198
4/30/2020	$10,348	$11,021	$11,422
5/31/2020	$10,619	$11,313	$11,529
6/30/2020	$10,636	$11,437	$11,625
7/31/2020	$10,898	$11,771	$11,829
8/31/2020	$10,971	$11,846	$11,761
9/30/2020	$10,924	$11,763	$11,740
10/31/2020	$10,943	$11,821	$11,698
11/30/2020	$11,195	$12,071	$11,850
12/31/2020	$11,309	$12,185	$11,891
1/31/2021	$11,342	$12,200	$11,817
2/28/2021	$11,363	$12,224	$11,664
3/31/2021	$11,399	$12,289	$11,528
4/30/2021	$11,475	$12,371	$11,625
5/31/2021	$11,510	$12,402	$11,670
6/30/2021	$11,573	$12,467	$11,755
7/31/2021	$11,565	$12,478	$11,873
8/31/2021	$11,600	$12,525	$11,865
9/30/2021	$11,621	$12,516	$11,763
10/31/2021	$11,643	$12,535	$11,754
11/30/2021	$11,579	$12,468	$11,768
12/31/2021	$11,701	$12,580	$11,760
1/31/2022	$11,594	$12,387	$11,502
2/28/2022	$11,588	$12,326	$11,345
3/31/2022	$11,553	$12,241	$11,041
4/30/2022	$11,418	$12,064	$10,629
5/31/2022	$11,426	$12,178	$10,688
6/30/2022	$11,017	$11,794	$10,474
7/31/2022	$11,404	$12,168	$10,738
8/31/2022	$11,283	$12,049	$10,458
9/30/2022	$11,148	$11,872	$10,008
10/31/2022	$11,349	$12,074	$9,898
11/30/2022	$11,465	$12,213	$10,267
12/31/2022	$11,468	$12,193	$10,232
1/31/2023	$11,663	$12,421	$10,550
2/28/2023	$11,609	$12,383	$10,290
3/31/2023	$11,692	$12,467	$10,532
4/30/2023	$11,774	$12,557	$10,596
5/31/2023	$11,738	$12,514	$10,486
6/30/2023	$11,854	$12,627	$10,470
7/31/2023	$11,956	$12,755	$10,480
8/31/2023	$11,997	$12,792	$10,417
9/30/2023	$11,978	$12,762	$10,169
10/31/2023	$11,914	$12,744	$10,016
11/30/2023	$12,114	$13,060	$10,467
12/31/2023	$12,314	$13,273	$10,864
1/31/2024	$12,341	$13,314	$10,838
2/29/2024	$12,368	$13,357	$10,708
3/31/2024	$12,475	$13,459	$10,813
4/30/2024	$12,456	$13,447	$10,560
5/31/2024	$12,565	$13,558	$10,735
6/30/2024	$12,660	$13,651	$10,834
7/31/2024	$12,788	$13,812	$11,079
8/31/2024	$12,918	$13,931	$11,243
9/30/2024	$12,997	$14,055	$11,397
10/31/2024	$12,992	$14,048	$11,138
11/30/2024	$13,088	$14,160	$11,255
12/31/2024	$13,085	$14,161	$11,085
1/31/2025	$13,197	$14,304	$11,152
2/28/2025	$13,260	$14,371	$11,383
3/31/2025	$13,224	$14,361	$11,380
4/30/2025	$13,236	$14,405	$11,420
5/31/2025	$13,367	$14,569	$11,362
6/30/2025	$13,515	$14,718	$11,539
7/31/2025	$13,561	$14,751	$11,523
8/31/2025	$13,660	$14,872	$11,661
9/30/2025	$13,723	$14,948	$11,785
10/31/2025	$13,768	$15,017	$11,863
11/30/2025	$13,848	$15,109	$11,934
12/31/2025	$13,929	$15,184	$11,926
1/31/2026	$13,974	$15,244	$11,944
2/28/2026	$14,002	$15,281	$12,126
3/31/2026	$13,941	$15,213	$11,909
4/30/2026	$14,057	$15,362	$11,945
5/31/2026	$14,139	$15,447	$11,987
6/30/2026	$14,166	$15,480	$12,018
7/31/2026	$14,194	$15,498	$11,871
8/31/2026	$14,293	$15,620	$11,922

Short-Term High Income Fund

Annual Shareholder Report | August 31, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A	4.64	4.26	3.95
Class A with Load	1.50	3.63	3.64
ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index	5.03	4.51	4.56
Bloomberg U.S. Universal Bond Index	2.23	0.10	1.77

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Table Summary
Total net assets	$2,536,439,583
# of portfolio holdings	189
Portfolio turnover rate	45%
Total advisory fees paid	$9,931,874

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	0.2
AA/Aa	1.7
BBB/Baa	5.9
BB/Ba	59.8
B/B	32.1
CCC/Caa and below	0.2
Not rated	0.1
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Discovery Global Holdings, Inc., 4.05%, 3‑15‑2029	1.5
GEO Group, Inc., 8.63%, 4‑15‑2029	1.4
Wayfair LLC, 7.25%, 10‑31‑2029	1.3
Cloud Software Group LLC, 6.50%, 3‑31‑2029	1.3
OneMain Finance Corp., 5.38%, 11‑15‑2029	1.2
SS&C Technologies, Inc., 5.50%, 9‑30‑2027	1.2
Advance Auto Parts, Inc., 7.00%, 8‑1‑2030	1.2
Churchill Downs, Inc., 5.50%, 4‑1‑2027	1.2
Kinetik Holdings LP, 6.63%, 12‑15‑2028	1.2
FTAI Aviation Investors LLC, 5.50%, 5‑1‑2028	1.2

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	30.2
1-3 years	57.8
3-5 years	10.4
5-10 years	1.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3017 08-26

Annual Shareholder Report

Ultra Short-Term Income Fund

August 31, 2026

Institutional Class

SADIX

This annual shareholder report contains important information about Ultra Short-Term Income Fund for the period from September 1, 2025 to August 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$26	0.25%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the 12-month period ended August 31, 2026. Treasury yields were volatile and rose across most maturities. Yields initially declined as the Federal Reserve (Fed) cut its policy rate by 75 basis points (bps; 100 bps equal 1.00%) from September through December 2025. The Fed then held rates steady as resilient growth, elevated inflation, higher energy prices, and concerns about federal borrowing pushed yields higher. Credit spreads remained tight, supported by solid corporate fundamentals and strong investor demand.

Portfolio duration remained near the Fund’s strategic neutral—which is longer than the benchmark—before we modestly extended after sovereign yields rose in response to the war in Iran. The portfolio sought higher-quality yield through diversified corporate and non-benchmark securitized exposures throughout the period.

Sector allocation, including securitized exposure, contributed to performance, as did credit-quality allocation and security selection. Yield-curve positioning was the primary detractor, particularly an overweight to portions of the curve beyond 1 year. Duration also detracted.

Total return based on a $10,000 investment

Table Summary
	Institutional Class	Bloomberg Short-Term Government/Corporate Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2016	$10,000	$10,000	$10,000
9/30/2016	$10,012	$10,006	$9,994
10/31/2016	$10,023	$10,014	$9,918
11/30/2016	$10,011	$10,014	$9,683
12/31/2016	$10,023	$10,020	$9,697
1/31/2017	$10,047	$10,033	$9,716
2/28/2017	$10,059	$10,040	$9,781
3/31/2017	$10,059	$10,040	$9,776
4/30/2017	$10,072	$10,049	$9,851
5/31/2017	$10,095	$10,055	$9,927
6/30/2017	$10,108	$10,063	$9,917
7/31/2017	$10,120	$10,076	$9,960
8/31/2017	$10,133	$10,087	$10,049
9/30/2017	$10,146	$10,096	$10,001
10/31/2017	$10,159	$10,104	$10,007
11/30/2017	$10,160	$10,110	$9,994
12/31/2017	$10,174	$10,119	$10,040
1/31/2018	$10,177	$10,131	$9,925
2/28/2018	$10,181	$10,136	$9,830
3/31/2018	$10,184	$10,151	$9,894
4/30/2018	$10,213	$10,167	$9,820
5/31/2018	$10,218	$10,185	$9,890
6/30/2018	$10,235	$10,202	$9,878
7/31/2018	$10,265	$10,221	$9,880
8/31/2018	$10,294	$10,242	$9,944
9/30/2018	$10,324	$10,256	$9,880
10/31/2018	$10,331	$10,274	$9,802
11/30/2018	$10,337	$10,295	$9,860
12/31/2018	$10,346	$10,320	$10,041
1/31/2019	$10,416	$10,349	$10,148
2/28/2019	$10,450	$10,371	$10,142
3/31/2019	$10,496	$10,398	$10,337
4/30/2019	$10,519	$10,419	$10,339
5/31/2019	$10,541	$10,446	$10,523
6/30/2019	$10,588	$10,479	$10,655
7/31/2019	$10,609	$10,494	$10,679
8/31/2019	$10,644	$10,524	$10,955
9/30/2019	$10,665	$10,541	$10,897
10/31/2019	$10,699	$10,569	$10,930
11/30/2019	$10,707	$10,581	$10,924
12/31/2019	$10,741	$10,598	$10,917
1/31/2020	$10,774	$10,618	$11,127
2/29/2020	$10,782	$10,647	$11,327
3/31/2020	$10,500	$10,682	$11,260
4/30/2020	$10,684	$10,704	$11,460
5/31/2020	$10,792	$10,715	$11,514
6/30/2020	$10,861	$10,722	$11,586
7/31/2020	$10,916	$10,727	$11,759
8/31/2020	$10,945	$10,730	$11,665
9/30/2020	$10,958	$10,732	$11,658
10/31/2020	$10,971	$10,733	$11,606
11/30/2020	$11,009	$10,737	$11,720
12/31/2020	$11,033	$10,737	$11,736
1/31/2021	$11,043	$10,741	$11,652
2/28/2021	$11,041	$10,743	$11,484
3/31/2021	$11,037	$10,745	$11,340
4/30/2021	$11,060	$10,746	$11,430
5/31/2021	$11,070	$10,749	$11,467
6/30/2021	$11,078	$10,749	$11,548
7/31/2021	$11,072	$10,750	$11,677
8/31/2021	$11,079	$10,752	$11,655
9/30/2021	$11,086	$10,752	$11,554
10/31/2021	$11,079	$10,751	$11,551
11/30/2021	$11,073	$10,750	$11,585
12/31/2021	$11,067	$10,748	$11,555
1/31/2022	$11,048	$10,739	$11,306
2/28/2022	$11,017	$10,733	$11,180
3/31/2022	$10,962	$10,721	$10,869
4/30/2022	$10,934	$10,716	$10,457
5/31/2022	$10,933	$10,733	$10,524
6/30/2022	$10,881	$10,709	$10,359
7/31/2022	$10,933	$10,725	$10,612
8/31/2022	$10,937	$10,733	$10,313
9/30/2022	$10,890	$10,726	$9,867
10/31/2022	$10,884	$10,740	$9,739
11/30/2022	$10,959	$10,778	$10,097
12/31/2022	$11,023	$10,822	$10,052
1/31/2023	$11,140	$10,864	$10,361
2/28/2023	$11,153	$10,889	$10,093
3/31/2023	$11,181	$10,950	$10,350
4/30/2023	$11,237	$10,985	$10,412
5/31/2023	$11,282	$11,015	$10,299
6/30/2023	$11,327	$11,059	$10,262
7/31/2023	$11,400	$11,109	$10,255
8/31/2023	$11,458	$11,159	$10,189
9/30/2023	$11,503	$11,206	$9,931
10/31/2023	$11,539	$11,257	$9,774
11/30/2023	$11,642	$11,319	$10,216
12/31/2023	$11,750	$11,383	$10,608
1/31/2024	$11,831	$11,432	$10,578
2/29/2024	$11,872	$11,468	$10,429
3/31/2024	$11,941	$11,518	$10,525
4/30/2024	$11,971	$11,559	$10,259
5/31/2024	$12,043	$11,616	$10,433
6/30/2024	$12,101	$11,665	$10,532
7/31/2024	$12,189	$11,731	$10,778
8/31/2024	$12,265	$11,795	$10,933
9/30/2024	$12,353	$11,859	$11,079
10/31/2024	$12,372	$11,892	$10,805
11/30/2024	$12,446	$11,937	$10,919
12/31/2024	$12,494	$11,988	$10,740
1/31/2025	$12,556	$12,033	$10,797
2/28/2025	$12,616	$12,076	$11,035
3/31/2025	$12,663	$12,122	$11,039
4/30/2025	$12,696	$12,166	$11,082
5/31/2025	$12,758	$12,200	$11,003
6/30/2025	$12,821	$12,247	$11,172
7/31/2025	$12,869	$12,284	$11,143
8/31/2025	$12,946	$12,342	$11,276
9/30/2025	$12,994	$12,392	$11,399
10/31/2025	$13,042	$12,433	$11,470
11/30/2025	$13,089	$12,475	$11,541
12/31/2025	$13,152	$12,522	$11,524
1/31/2026	$13,213	$12,559	$11,537
2/28/2026	$13,240	$12,595	$11,726
3/31/2026	$13,240	$12,622	$11,519
4/30/2026	$13,300	$12,664	$11,532
5/31/2026	$13,363	$12,703	$11,568
6/30/2026	$13,380	$12,733	$11,596
7/31/2026	$13,427	$12,776	$11,445
8/31/2026	$13,475	$12,819	$11,489

Ultra Short-Term Income Fund

Annual Shareholder Report | August 31, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Institutional Class	4.09	3.99	3.03
Bloomberg Short-Term Government/Corporate Bond Index	3.86	3.58	2.51
Bloomberg U.S. Aggregate Bond Index	1.89	(0.29)	1.40

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Table Summary
Total net assets	$1,792,459,591
# of portfolio holdings	701
Portfolio turnover rate	65%
Total advisory fees paid	$2,397,445

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Corporate bonds and notes	37.5
Asset-backed securities	28.8
Yankee corporate bonds and notes	10.9
Non-agency mortgage-backed securities	9.8
U.S. Treasury securities	4.9
Agency securities	4.3
Investment companies	3.0
Yankee government bonds	0.7
Municipal obligations	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
U.S. Treasury Notes, 3.75%, 4‑30‑2027	2.1
U.S. Treasury Notes, 4.00%, 5‑31‑2028	1.9
State Street SPDR Portfolio Short Term Corporate Bond ETF	1.6
Centerpoint Energy Restoration Bond Co. III LLC Series A-1, 3.90%, 12‑15‑2031	1.1
Santander Drive Auto Receivables Trust Series 2026-1 Class B, 4.07%, 4‑15‑2032	0.9
iShares 0-5 Year High Yield Corporate Bond ETF	0.8
OneMain Financial Issuance Trust Series 2021-1A Class A1, 1.55%, 6‑16‑2036	0.6
Redaptive Equipment Issuer LLC Series 2026-EQ1A Class A, 5.48%, 7‑25‑2034	0.6
Carvana Auto Receivables Trust Series 2026-P1 Class A3, 4.26%, 2‑10‑2031	0.6
FCCU Auto Receivables Trust Series 2026-1A Class A3, 4.01%, 4‑15‑2031	0.5

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3104 08-26

Annual Shareholder Report

Ultra Short-Term Income Fund

August 31, 2026

Class A2

WUSNX

This annual shareholder report contains important information about Ultra Short-Term Income Fund for the period from September 1, 2025 to August 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A2	$41	0.40%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the 12-month period ended August 31, 2026. Treasury yields were volatile and rose across most maturities. Yields initially declined as the Federal Reserve (Fed) cut its policy rate by 75 basis points (bps; 100 bps equal 1.00%) from September through December 2025. The Fed then held rates steady as resilient growth, elevated inflation, higher energy prices, and concerns about federal borrowing pushed yields higher. Credit spreads remained tight, supported by solid corporate fundamentals and strong investor demand.

Portfolio duration remained near the Fund’s strategic neutral—which is longer than the benchmark—before we modestly extended after sovereign yields rose in response to the war in Iran. The portfolio sought higher-quality yield through diversified corporate and non-benchmark securitized exposures throughout the period.

Sector allocation, including securitized exposure, contributed to performance, as did credit-quality allocation and security selection. Yield-curve positioning was the primary detractor, particularly an overweight to portions of the curve beyond 1 year. Duration also detracted.

Total return based on a $10,000 investment

Table Summary
	Class A2	Bloomberg Short-Term Government/Corporate Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2016	$10,000	$10,000	$10,000
9/30/2016	$10,009	$10,006	$9,994
10/31/2016	$10,017	$10,014	$9,918
11/30/2016	$10,014	$10,014	$9,683
12/31/2016	$10,012	$10,020	$9,697
1/31/2017	$10,032	$10,033	$9,716
2/28/2017	$10,042	$10,040	$9,781
3/31/2017	$10,051	$10,040	$9,776
4/30/2017	$10,060	$10,049	$9,851
5/31/2017	$10,069	$10,055	$9,927
6/30/2017	$10,078	$10,063	$9,917
7/31/2017	$10,088	$10,076	$9,960
8/31/2017	$10,097	$10,087	$10,049
9/30/2017	$10,108	$10,096	$10,001
10/31/2017	$10,118	$10,104	$10,007
11/30/2017	$10,116	$10,110	$9,994
12/31/2017	$10,127	$10,119	$10,040
1/31/2018	$10,138	$10,131	$9,925
2/28/2018	$10,128	$10,136	$9,830
3/31/2018	$10,140	$10,151	$9,894
4/30/2018	$10,154	$10,167	$9,820
5/31/2018	$10,168	$10,185	$9,890
6/30/2018	$10,182	$10,202	$9,878
7/31/2018	$10,208	$10,221	$9,880
8/31/2018	$10,222	$10,242	$9,944
9/30/2018	$10,249	$10,256	$9,880
10/31/2018	$10,253	$10,274	$9,802
11/30/2018	$10,269	$10,295	$9,860
12/31/2018	$10,274	$10,320	$10,041
1/31/2019	$10,328	$10,349	$10,148
2/28/2019	$10,371	$10,371	$10,142
3/31/2019	$10,402	$10,398	$10,337
4/30/2019	$10,433	$10,419	$10,339
5/31/2019	$10,453	$10,446	$10,523
6/30/2019	$10,483	$10,479	$10,655
7/31/2019	$10,514	$10,494	$10,679
8/31/2019	$10,532	$10,524	$10,955
9/30/2019	$10,563	$10,541	$10,897
10/31/2019	$10,581	$10,569	$10,930
11/30/2019	$10,599	$10,581	$10,924
12/31/2019	$10,616	$10,598	$10,917
1/31/2020	$10,646	$10,618	$11,127
2/29/2020	$10,664	$10,647	$11,327
3/31/2020	$10,370	$10,682	$11,260
4/30/2020	$10,548	$10,704	$11,460
5/31/2020	$10,663	$10,715	$11,514
6/30/2020	$10,729	$10,722	$11,586
7/31/2020	$10,768	$10,727	$11,759
8/31/2020	$10,794	$10,730	$11,665
9/30/2020	$10,805	$10,732	$11,658
10/31/2020	$10,815	$10,733	$11,606
11/30/2020	$10,850	$10,737	$11,720
12/31/2020	$10,859	$10,737	$11,736
1/31/2021	$10,867	$10,741	$11,652
2/28/2021	$10,875	$10,743	$11,484
3/31/2021	$10,869	$10,745	$11,340
4/30/2021	$10,890	$10,746	$11,430
5/31/2021	$10,897	$10,749	$11,467
6/30/2021	$10,903	$10,749	$11,548
7/31/2021	$10,895	$10,750	$11,677
8/31/2021	$10,899	$10,752	$11,655
9/30/2021	$10,903	$10,752	$11,554
10/31/2021	$10,895	$10,751	$11,551
11/30/2021	$10,886	$10,750	$11,585
12/31/2021	$10,878	$10,748	$11,555
1/31/2022	$10,856	$10,739	$11,306
2/28/2022	$10,824	$10,733	$11,180
3/31/2022	$10,768	$10,721	$10,869
4/30/2022	$10,739	$10,716	$10,457
5/31/2022	$10,736	$10,733	$10,524
6/30/2022	$10,684	$10,709	$10,359
7/31/2022	$10,734	$10,725	$10,612
8/31/2022	$10,737	$10,733	$10,313
9/30/2022	$10,689	$10,726	$9,867
10/31/2022	$10,682	$10,740	$9,739
11/30/2022	$10,754	$10,778	$10,097
12/31/2022	$10,815	$10,822	$10,052
1/31/2023	$10,929	$10,864	$10,361
2/28/2023	$10,941	$10,889	$10,093
3/31/2023	$10,967	$10,950	$10,350
4/30/2023	$11,020	$10,985	$10,412
5/31/2023	$11,062	$11,015	$10,299
6/30/2023	$11,106	$11,059	$10,262
7/31/2023	$11,176	$11,109	$10,255
8/31/2023	$11,231	$11,159	$10,189
9/30/2023	$11,274	$11,206	$9,931
10/31/2023	$11,307	$11,257	$9,774
11/30/2023	$11,408	$11,319	$10,216
12/31/2023	$11,511	$11,383	$10,608
1/31/2024	$11,590	$11,432	$10,578
2/29/2024	$11,628	$11,468	$10,429
3/31/2024	$11,695	$11,518	$10,525
4/30/2024	$11,722	$11,559	$10,259
5/31/2024	$11,792	$11,616	$10,433
6/30/2024	$11,847	$11,665	$10,532
7/31/2024	$11,932	$11,731	$10,778
8/31/2024	$12,004	$11,795	$10,933
9/30/2024	$12,089	$11,859	$11,079
10/31/2024	$12,106	$11,892	$10,805
11/30/2024	$12,177	$11,937	$10,919
12/31/2024	$12,223	$11,988	$10,740
1/31/2025	$12,281	$12,033	$10,797
2/28/2025	$12,339	$12,076	$11,035
3/31/2025	$12,370	$12,122	$11,039
4/30/2025	$12,414	$12,166	$11,082
5/31/2025	$12,473	$12,200	$11,003
6/30/2025	$12,533	$12,247	$11,172
7/31/2025	$12,578	$12,284	$11,143
8/31/2025	$12,652	$12,342	$11,276
9/30/2025	$12,697	$12,392	$11,399
10/31/2025	$12,743	$12,433	$11,470
11/30/2025	$12,788	$12,475	$11,541
12/31/2025	$12,847	$12,522	$11,524
1/31/2026	$12,905	$12,559	$11,537
2/28/2026	$12,930	$12,595	$11,726
3/31/2026	$12,928	$12,622	$11,519
4/30/2026	$12,985	$12,664	$11,532
5/31/2026	$13,045	$12,703	$11,568
6/30/2026	$13,060	$12,733	$11,596
7/31/2026	$13,104	$12,776	$11,445
8/31/2026	$13,150	$12,819	$11,489

Ultra Short-Term Income Fund

Annual Shareholder Report | August 31, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A2Footnote Reference*	3.93	3.83	2.78
Bloomberg Short-Term Government/Corporate Bond Index	3.86	3.58	2.51
Bloomberg U.S. Aggregate Bond Index	1.89	(0.29)	1.40

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Footnote	Description
Footnote*	Historical performance for the Class A2 shares prior to their inception on May 29, 2020 reflects the performance of the Class A shares, and includes the higher expenses applicable to the Class A shares. If these expenses had not been included, returns for the Class A2 shares would be higher.

KEY FUND STATISTICS

Table Summary
Total net assets	$1,792,459,591
# of portfolio holdings	701
Portfolio turnover rate	65%
Total advisory fees paid	$2,397,445

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Corporate bonds and notes	37.5
Asset-backed securities	28.8
Yankee corporate bonds and notes	10.9
Non-agency mortgage-backed securities	9.8
U.S. Treasury securities	4.9
Agency securities	4.3
Investment companies	3.0
Yankee government bonds	0.7
Municipal obligations	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
U.S. Treasury Notes, 3.75%, 4‑30‑2027	2.1
U.S. Treasury Notes, 4.00%, 5‑31‑2028	1.9
State Street SPDR Portfolio Short Term Corporate Bond ETF	1.6
Centerpoint Energy Restoration Bond Co. III LLC Series A-1, 3.90%, 12‑15‑2031	1.1
Santander Drive Auto Receivables Trust Series 2026-1 Class B, 4.07%, 4‑15‑2032	0.9
iShares 0-5 Year High Yield Corporate Bond ETF	0.8
OneMain Financial Issuance Trust Series 2021-1A Class A1, 1.55%, 6‑16‑2036	0.6
Redaptive Equipment Issuer LLC Series 2026-EQ1A Class A, 5.48%, 7‑25‑2034	0.6
Carvana Auto Receivables Trust Series 2026-P1 Class A3, 4.26%, 2‑10‑2031	0.6
FCCU Auto Receivables Trust Series 2026-1A Class A3, 4.01%, 4‑15‑2031	0.5

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR5101 08-26

Annual Shareholder Report

Ultra Short-Term Income Fund

August 31, 2026

Class A

SADAX

This annual shareholder report contains important information about Ultra Short-Term Income Fund for the period from September 1, 2025 to August 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$45	0.44%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the 12-month period ended August 31, 2026. Treasury yields were volatile and rose across most maturities. Yields initially declined as the Federal Reserve (Fed) cut its policy rate by 75 basis points (bps; 100 bps equal 1.00%) from September through December 2025. The Fed then held rates steady as resilient growth, elevated inflation, higher energy prices, and concerns about federal borrowing pushed yields higher. Credit spreads remained tight, supported by solid corporate fundamentals and strong investor demand.

Portfolio duration remained near the Fund’s strategic neutral—which is longer than the benchmark—before we modestly extended after sovereign yields rose in response to the war in Iran. The portfolio sought higher-quality yield through diversified corporate and non-benchmark securitized exposures throughout the period.

Sector allocation, including securitized exposure, contributed to performance, as did credit-quality allocation and security selection. Yield-curve positioning was the primary detractor, particularly an overweight to portions of the curve beyond 1 year. Duration also detracted.

Total return based on a $10,000 investment

Table Summary
	Class A with Load	Bloomberg Short-Term Government/Corporate Bond Index	Bloomberg U.S. Aggregate Bond Index
8/31/2016	$9,800	$10,000	$10,000
9/30/2016	$9,809	$10,006	$9,994
10/31/2016	$9,817	$10,014	$9,918
11/30/2016	$9,814	$10,014	$9,683
12/31/2016	$9,811	$10,020	$9,697
1/31/2017	$9,831	$10,033	$9,716
2/28/2017	$9,841	$10,040	$9,781
3/31/2017	$9,850	$10,040	$9,776
4/30/2017	$9,859	$10,049	$9,851
5/31/2017	$9,868	$10,055	$9,927
6/30/2017	$9,877	$10,063	$9,917
7/31/2017	$9,886	$10,076	$9,960
8/31/2017	$9,895	$10,087	$10,049
9/30/2017	$9,906	$10,096	$10,001
10/31/2017	$9,915	$10,104	$10,007
11/30/2017	$9,914	$10,110	$9,994
12/31/2017	$9,924	$10,119	$10,040
1/31/2018	$9,936	$10,131	$9,925
2/28/2018	$9,925	$10,136	$9,830
3/31/2018	$9,937	$10,151	$9,894
4/30/2018	$9,951	$10,167	$9,820
5/31/2018	$9,964	$10,185	$9,890
6/30/2018	$9,978	$10,202	$9,878
7/31/2018	$10,004	$10,221	$9,880
8/31/2018	$10,018	$10,242	$9,944
9/30/2018	$10,044	$10,256	$9,880
10/31/2018	$10,048	$10,274	$9,802
11/30/2018	$10,063	$10,295	$9,860
12/31/2018	$10,068	$10,320	$10,041
1/31/2019	$10,121	$10,349	$10,148
2/28/2019	$10,164	$10,371	$10,142
3/31/2019	$10,194	$10,398	$10,337
4/30/2019	$10,225	$10,419	$10,339
5/31/2019	$10,244	$10,446	$10,523
6/30/2019	$10,274	$10,479	$10,655
7/31/2019	$10,304	$10,494	$10,679
8/31/2019	$10,322	$10,524	$10,955
9/30/2019	$10,352	$10,541	$10,897
10/31/2019	$10,369	$10,569	$10,930
11/30/2019	$10,387	$10,581	$10,924
12/31/2019	$10,404	$10,598	$10,917
1/31/2020	$10,433	$10,618	$11,127
2/29/2020	$10,451	$10,647	$11,327
3/31/2020	$10,162	$10,682	$11,260
4/30/2020	$10,337	$10,704	$11,460
5/31/2020	$10,451	$10,715	$11,514
6/30/2020	$10,516	$10,722	$11,586
7/31/2020	$10,567	$10,727	$11,759
8/31/2020	$10,592	$10,730	$11,665
9/30/2020	$10,591	$10,732	$11,658
10/31/2020	$10,602	$10,733	$11,606
11/30/2020	$10,636	$10,737	$11,720
12/31/2020	$10,657	$10,737	$11,736
1/31/2021	$10,665	$10,741	$11,652
2/28/2021	$10,673	$10,743	$11,484
3/31/2021	$10,668	$10,745	$11,340
4/30/2021	$10,688	$10,746	$11,430
5/31/2021	$10,695	$10,749	$11,467
6/30/2021	$10,688	$10,749	$11,548
7/31/2021	$10,693	$10,750	$11,677
8/31/2021	$10,697	$10,752	$11,655
9/30/2021	$10,701	$10,752	$11,554
10/31/2021	$10,693	$10,751	$11,551
11/30/2021	$10,672	$10,750	$11,585
12/31/2021	$10,677	$10,748	$11,555
1/31/2022	$10,643	$10,739	$11,306
2/28/2022	$10,612	$10,733	$11,180
3/31/2022	$10,557	$10,721	$10,869
4/30/2022	$10,528	$10,716	$10,457
5/31/2022	$10,537	$10,733	$10,524
6/30/2022	$10,473	$10,709	$10,359
7/31/2022	$10,521	$10,725	$10,612
8/31/2022	$10,535	$10,733	$10,313
9/30/2022	$10,488	$10,726	$9,867
10/31/2022	$10,468	$10,740	$9,739
11/30/2022	$10,550	$10,778	$10,097
12/31/2022	$10,596	$10,822	$10,052
1/31/2023	$10,707	$10,864	$10,361
2/28/2023	$10,730	$10,889	$10,093
3/31/2023	$10,742	$10,950	$10,350
4/30/2023	$10,806	$10,985	$10,412
5/31/2023	$10,834	$11,015	$10,299
6/30/2023	$10,876	$11,059	$10,262
7/31/2023	$10,956	$11,109	$10,255
8/31/2023	$11,010	$11,159	$10,189
9/30/2023	$11,038	$11,206	$9,931
10/31/2023	$11,082	$11,257	$9,774
11/30/2023	$11,180	$11,319	$10,216
12/31/2023	$11,267	$11,383	$10,608
1/31/2024	$11,356	$11,432	$10,578
2/29/2024	$11,380	$11,468	$10,429
3/31/2024	$11,444	$11,518	$10,525
4/30/2024	$11,470	$11,559	$10,259
5/31/2024	$11,550	$11,616	$10,433
6/30/2024	$11,603	$11,665	$10,532
7/31/2024	$11,685	$11,731	$10,778
8/31/2024	$11,755	$11,795	$10,933
9/30/2024	$11,837	$11,859	$11,079
10/31/2024	$11,853	$11,892	$10,805
11/30/2024	$11,908	$11,937	$10,919
12/31/2024	$11,965	$11,988	$10,740
1/31/2025	$12,022	$12,033	$10,797
2/28/2025	$12,077	$12,076	$11,035
3/31/2025	$12,107	$12,122	$11,039
4/30/2025	$12,150	$12,166	$11,082
5/31/2025	$12,207	$12,200	$11,003
6/30/2025	$12,264	$12,247	$11,172
7/31/2025	$12,309	$12,284	$11,143
8/31/2025	$12,380	$12,342	$11,276
9/30/2025	$12,424	$12,392	$11,399
10/31/2025	$12,468	$12,433	$11,470
11/30/2025	$12,512	$12,475	$11,541
12/31/2025	$12,555	$12,522	$11,524
1/31/2026	$12,611	$12,559	$11,537
2/28/2026	$12,650	$12,595	$11,726
3/31/2026	$12,648	$12,622	$11,519
4/30/2026	$12,703	$12,664	$11,532
5/31/2026	$12,746	$12,703	$11,568
6/30/2026	$12,775	$12,733	$11,596
7/31/2026	$12,818	$12,776	$11,445
8/31/2026	$12,847	$12,819	$11,489

Ultra Short-Term Income Fund

Annual Shareholder Report | August 31, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A	3.77	3.73	2.74
Class A with Load	1.70	3.31	2.54
Bloomberg Short-Term Government/Corporate Bond Index	3.86	3.58	2.51
Bloomberg U.S. Aggregate Bond Index	1.89	(0.29)	1.40

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Table Summary
Total net assets	$1,792,459,591
# of portfolio holdings	701
Portfolio turnover rate	65%
Total advisory fees paid	$2,397,445

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Corporate bonds and notes	37.5
Asset-backed securities	28.8
Yankee corporate bonds and notes	10.9
Non-agency mortgage-backed securities	9.8
U.S. Treasury securities	4.9
Agency securities	4.3
Investment companies	3.0
Yankee government bonds	0.7
Municipal obligations	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
U.S. Treasury Notes, 3.75%, 4‑30‑2027	2.1
U.S. Treasury Notes, 4.00%, 5‑31‑2028	1.9
State Street SPDR Portfolio Short Term Corporate Bond ETF	1.6
Centerpoint Energy Restoration Bond Co. III LLC Series A-1, 3.90%, 12‑15‑2031	1.1
Santander Drive Auto Receivables Trust Series 2026-1 Class B, 4.07%, 4‑15‑2032	0.9
iShares 0-5 Year High Yield Corporate Bond ETF	0.8
OneMain Financial Issuance Trust Series 2021-1A Class A1, 1.55%, 6‑16‑2036	0.6
Redaptive Equipment Issuer LLC Series 2026-EQ1A Class A, 5.48%, 7‑25‑2034	0.6
Carvana Auto Receivables Trust Series 2026-P1 Class A3, 4.26%, 2‑10‑2031	0.6
FCCU Auto Receivables Trust Series 2026-1A Class A3, 4.01%, 4‑15‑2031	0.5

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3006 08-26

Annual Shareholder Report

Managed Account CoreBuilder® Shares - Series CP

August 31, 2026

WFCPX

This annual shareholder report contains important information about Managed Account CoreBuilder® Shares - Series CP for the period from September 1, 2025 to August 31, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-866-701-2575.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Managed Account CoreBuilder® Shares - Series CP	$0	0.00%

The manager has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund. This commitment has an indefinite term. Without this commitment, the costs shown above would have been higher. See the prospectus for expenses excluded from this commitment.

How did the Fund perform last year and what affected its performance?

The Fund outperformed its benchmark for the 12-month period ended August 31, 2026. Treasury yields were volatile and rose across most maturities for the 12-month period that ended August 31, 2026. Yields initially declined as the Federal Reserve (Fed) cut its policy rate by 75 basis points (bps; 100 bps equal 1.00%) from September through December 2025. The Fed then held rates steady as resilient growth, elevated inflation, higher energy prices, and concerns about federal borrowing pushed yields higher. Credit spreads remained tight, supported by solid corporate fundamentals and strong investor demand.

The no-fee CoreBuilder® Shares - Series CP mutual fund is used along with individual bonds to create the Core Plus SMA strategy.

Within the Fund, top contributions to performance came from sector allocation—primarily out-of-benchmark sectors, including U.S. and European high yield bonds and European investment-grade bonds. Non-U.S.-dollar exposure to emerging and developed market government bonds also contributed. Credit-quality allocations, security selection, and duration contributed. Yield-curve positioning detracted from performance.

Total return based on a $10,000 investment

Table Summary
	Managed Account CoreBuilder® Shares - Series CP	Bloomberg U.S. Aggregate Bond Index
6/2/2021	$10,000	$10,000
6/30/2021	$10,050	$10,077
7/31/2021	$10,130	$10,190
8/31/2021	$10,135	$10,171
9/30/2021	$10,070	$10,083
10/31/2021	$10,087	$10,080
11/30/2021	$10,080	$10,110
12/31/2021	$10,110	$10,084
1/31/2022	$9,922	$9,866
2/28/2022	$9,800	$9,756
3/31/2022	$9,616	$9,485
4/30/2022	$9,244	$9,125
5/31/2022	$9,220	$9,184
6/30/2022	$8,958	$9,040
7/31/2022	$9,159	$9,261
8/31/2022	$8,960	$8,999
9/30/2022	$8,601	$8,611
10/31/2022	$8,507	$8,499
11/30/2022	$8,793	$8,812
12/31/2022	$8,774	$8,772
1/31/2023	$9,122	$9,042
2/28/2023	$8,907	$8,808
3/31/2023	$9,107	$9,032
4/30/2023	$9,156	$9,086
5/31/2023	$9,057	$8,987
6/30/2023	$9,036	$8,955
7/31/2023	$9,074	$8,949
8/31/2023	$9,045	$8,892
9/30/2023	$8,828	$8,666
10/31/2023	$8,696	$8,529
11/30/2023	$9,101	$8,916
12/31/2023	$9,476	$9,257
1/31/2024	$9,495	$9,231
2/29/2024	$9,381	$9,101
3/31/2024	$9,486	$9,185
4/30/2024	$9,297	$8,953
5/31/2024	$9,442	$9,105
6/30/2024	$9,515	$9,191
7/31/2024	$9,713	$9,406
8/31/2024	$9,862	$9,541
9/30/2024	$10,000	$9,669
10/31/2024	$9,809	$9,429
11/30/2024	$9,911	$9,528
12/31/2024	$9,805	$9,373
1/31/2025	$9,885	$9,422
2/28/2025	$10,063	$9,630
3/31/2025	$10,037	$9,633
4/30/2025	$10,054	$9,671
5/31/2025	$10,037	$9,602
6/30/2025	$10,186	$9,749
7/31/2025	$10,190	$9,724
8/31/2025	$10,327	$9,840
9/30/2025	$10,414	$9,947
10/31/2025	$10,471	$10,010
11/30/2025	$10,515	$10,072
12/31/2025	$10,521	$10,057
1/31/2026	$10,575	$10,068
2/28/2026	$10,711	$10,232
3/31/2026	$10,502	$10,052
4/30/2026	$10,560	$10,063
5/31/2026	$10,604	$10,095
6/30/2026	$10,629	$10,119
7/31/2026	$10,517	$9,987
8/31/2026	$10,566	$10,026

Managed Account CoreBuilder® Shares - Series CP

Annual Shareholder Report | August 31, 2026

AVERAGE ANNUAL TOTAL RETURNS (%)

Table Summary
AATR	1 Year	5 Years	Since Inception (6/2/21)
Managed Account CoreBuilder® Shares - Series CP	2.32	0.84	1.06
Bloomberg U.S. Aggregate Bond Index	1.89	(0.29)	0.05

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Table Summary
Total net assets	$1,249,108,197
# of portfolio holdings	568
Portfolio turnover rate	249%
Total advisory fees paid	$0

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	15.2
AA/Aa	24.8
A/A	19.2
BBB/Baa	17.6
BB/Ba	11.6
B/B	4.8
CCC/Caa and below	0.1
Not rated	6.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM  INVESTMENTS)

Table Summary
0-1 year	7.7
1-3 years	23.2
3-5 years	25.8
5-10 years	29.9
10-20 years	8.3
20-30 years	4.5
30+ years	0.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4903 08-26

ITEM 2. CODE OF ETHICS

(a) As of the end of the period covered by the report, Allspring Funds Trust has adopted a code of ethics that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(c) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) above.

(d) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Allspring Funds Trust has determined that Jane A. Freeman is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Freeman is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a), (b), (c), (d) The following table presents aggregate fees billed in each of the last two fiscal years for services rendered to the registrant by the registrant’s principal accountant. These fees were billed to the registrant and were approved by the registrant’s audit committee.

	Fiscal year ended August 31, 2026	Fiscal year ended August 31, 2025
Audit fees	$505,400	$533,800
Audit-related fees(1)	—	3,900
Tax fees (2)	—	23,370
All other fees	—	—

	$505,400	$561,070

(1)	Consent fees for merger of Allspring Adjustable Rate Government Fund into Allspring Ultra Short-Term Income Fund on July 25, 2025.
(2)	Tax fees consist of fees for tax compliance, tax advice, tax planning and excise tax.

(e)(1) The Chair of the Audit Committees is authorized to pre-approve: (1) audit services for the mutual funds of Allspring Funds Trust; (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chair, Management shall prepare a brief description of the proposed services.

If the Chair approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2) Not applicable.

(f) Not applicable.

(g) Not applicable.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b) Not applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Allspring High Yield Bond Fund
Long Form Financial Statements
Annual Report
August 31, 2026

Allspring High Yield Bond Fund | 1

Portfolio of investments—August 31, 2026
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Asset-backed securities: 0.29%
Uniti Fiber ABS Issuer LLC Series 2025-1A Class B144A	6.37%	4-20-2055	$680,000	$682,201
Total asset-backed securities (Cost $680,000)				682,201

	Shares
Common stocks: 0.83%
Energy: 0.63%
Oil, gas & consumable fuels: 0.63%
Enviva, Inc. (Acquired 12-06-2024, cost $450,230)†˃	82,510	1,464,553
Health care: 0.20%
Health care providers & services: 0.20%
Modivcare Topco LLC†	94,448	448,628
Total common stocks (Cost $764,487)		1,913,181

			Principal
Corporate bonds and notes: 76.36%
Basic materials: 3.49%
Chemicals: 2.50%
Celanese U.S. Holdings LLC	7.38	7-15-2032	$475,000	497,605
Celanese U.S. Holdings LLC	7.70	11-15-2033	1,200,000	1,281,348
Chemours Co.144A	7.88	3-15-2034	915,000	894,696
Chemours Co.144A	8.00	1-15-2033	1,155,000	1,140,320
FMC Corp.	5.65	5-18-2033	645,000	591,252
FMC Corp.144A	8.00	6-1-2031	165,000	171,174
SCIH Salt Holdings, Inc.144A	6.63	8-15-2031	875,000	883,864
SCIH Salt Holdings, Inc.144A	8.00	8-15-2032	330,000	333,878
				5,794,137
Forest products & paper: 0.25%
Magnera Corp.144A	4.75	11-15-2029	610,000	574,553
Iron/steel: 0.74%
Cleveland-Cliffs, Inc.144A	7.00	3-15-2032	1,700,000	1,718,241
Communications: 12.52%
Advertising: 1.33%
Clear Channel Outdoor Holdings, Inc.144A	7.13	2-15-2031	1,460,000	1,503,931
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	4.63	3-15-2030	500,000	484,630
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	7.38	2-15-2031	1,050,000	1,089,848
				3,078,409
Internet: 2.21%
AP Core Holdings II LLC144A	11.00	5-15-2031	575,000	604,848
Arches Buyer, Inc.144A	6.13	12-1-2028	605,000	598,224
Arches Buyer, Inc.144A	9.00	8-15-2031	990,000	1,033,332
Match Group Holdings II LLC144A	5.63	2-15-2029	525,000	524,149
Match Group Holdings II LLC144A	6.13	9-15-2033	655,000	645,051
The accompanying notes are an integral part of these financial statements.
2 | Allspring High Yield Bond Fund

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Internet(continued)
Wayfair LLC144A	6.75%	11-15-2032	$1,115,000	$1,147,625
Wayfair LLC144A	7.13	5-31-2034	545,000	565,007
				5,118,236
Media: 4.43%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	1,665,000	1,388,410
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.50	8-15-2030	3,000,000	2,791,680
CCO Holdings LLC/CCO Holdings Capital Corp.	4.50	5-1-2032	130,000	114,158
DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc.144A	9.25	6-1-2032	485,000	506,311
Discovery Global Holdings, Inc.	4.05	3-15-2029	770,000	762,431
Discovery Global Holdings, Inc.	4.28	3-15-2032	435,000	398,056
Discovery Global Holdings, Inc.	5.05	3-15-2042	625,000	456,013
EchoStar Corp. (PIK at 6.75%)¥	6.75	11-30-2030	1,003,950	1,018,116
Gray Media, Inc.144A	9.63	7-15-2032	720,000	738,943
Paramount Global	4.20	5-19-2032	640,000	557,299
Sirius XM Radio LLC144A	4.13	7-1-2030	1,625,000	1,529,531
				10,260,948
Telecommunications: 4.55%
APLD ComputeCo 2 LLC144A	6.75	3-15-2031	580,000	557,769
Black Pearl Compute LLC144A	6.13	2-15-2031	570,000	570,695
Core Scientific Finance I LLC144A	7.75	5-15-2031	910,000	882,773
Edged Compute LLC144A	7.50	4-30-2031	595,000	564,459
Galaxy Helios Data Centers II LLC144A	9.88	8-1-2031	900,000	892,062
Level 3 Financing, Inc.144A	6.88	6-30-2033	830,000	843,404
Level 3 Financing, Inc.144A	8.50	1-15-2036	865,000	903,873
PR RNO Property Owner 1 LLC144A	6.50	5-1-2031	1,175,000	1,088,590
QTS Central Issuer LLC/QTS TRS Central Issuer LLC144A	6.63	9-1-2031	285,000	280,907
Sopaipilla Investor LLC144A	7.53	11-30-2048	575,000	588,444
SV RNO Property Owner 1 LLC144A	5.88	3-1-2031	1,055,000	968,089
Verizon Communications, Inc. (5 Year Treasury Constant Maturity+2.30%)±	6.75	2-15-2057	870,000	868,069
Windstream Services LLC/Windstream Escrow Finance Corp.144A	8.25	10-1-2031	1,040,000	1,086,738
WULF Compute LLC144A	7.75	10-15-2030	435,000	452,204
				10,548,076
Consumer, cyclical: 14.30%
Apparel: 0.80%
Beach Acquisition Bidco LLC (PIK at 10.75%)144A¥	10.00	7-15-2033	1,735,806	1,863,857
Auto manufacturers: 0.09%
Nissan Motor Acceptance Co. LLC144A	7.05	9-15-2028	210,000	214,261
Auto parts & equipment: 2.02%
Adient Global Holdings Ltd.144A	7.50	2-15-2033	1,035,000	1,071,815
Adient Global Holdings Ltd.144A	8.25	4-15-2031	190,000	197,965
American Axle & Manufacturing, Inc.144A	7.75	10-15-2033	1,695,000	1,702,322
Goodyear Tire & Rubber Co.	8.88	7-15-2032	545,000	555,895
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Bond Fund | 3

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Auto parts & equipment(continued)
ZF North America Capital, Inc.144A	6.88%	4-23-2032	$680,000	$681,183
ZF North America Capital, Inc.144A	7.50	3-24-2031	460,000	471,656
				4,680,836
Distribution/wholesale: 0.40%
Veritiv Operating Co.144A	10.50	11-30-2030	885,000	924,586
Entertainment: 2.24%
Churchill Downs, Inc.144A	6.75	5-1-2031	1,085,000	1,102,479
Cinemark USA, Inc.144A	7.00	8-1-2032	1,875,000	1,931,437
Six Flags Entertainment Corp.144A	7.25	5-15-2031	240,000	236,902
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC144A	8.63	1-15-2032	1,060,000	1,074,480
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co.144A	6.63	5-1-2032	830,000	839,960
				5,185,258
Home builders: 1.08%
Ashton Woods USA LLC/Ashton Woods Finance Co.144A	6.88	8-1-2033	1,055,000	1,058,924
Century Communities, Inc.144A	6.63	9-15-2033	595,000	602,295
K Hovnanian Enterprises, Inc.144A	8.38	10-1-2033	815,000	833,892
				2,495,111
Housewares: 1.18%
American Greetings Corp.144A	8.88	1-15-2032	960,000	953,875
Newell Brands, Inc.144A	6.25	8-15-2031	125,000	125,321
Newell Brands, Inc.	6.38	5-15-2030	810,000	821,397
Newell Brands, Inc.144A	8.50	6-1-2028	800,000	834,152
				2,734,745
Leisure time: 1.91%
Carnival Corp. Ltd.144A	5.75	8-1-2032	1,075,000	1,065,045
Carnival Corp. Ltd.144A	6.13	2-15-2033	1,175,000	1,177,456
NCL Corp. Ltd.144A	6.25	9-15-2033	1,000,000	935,050
NCL Corp. Ltd.144A	6.75	2-1-2032	510,000	496,220
NCL Corp. Ltd.144A	7.75	2-15-2029	450,000	467,942
Viking Cruises Ltd.144A	5.88	10-15-2033	280,000	277,477
				4,419,190
Lodging: 0.39%
Genting New York LLC/GENNY Capital, Inc.144A	7.25	10-1-2029	875,000	898,345
Retail: 4.19%
Advance Auto Parts, Inc.144A	7.38	8-1-2033	1,075,000	1,102,122
Carvana Co.144A	9.00	6-1-2031	595,000	656,600
FirstCash, Inc.144A	6.88	3-1-2032	1,500,000	1,531,035
Lithia Motors, Inc.144A	4.38	1-15-2031	300,000	285,795
Macy’s Retail Holdings LLC144A	6.13	3-15-2032	805,000	805,853
Michaels Cos., Inc.144A	8.50	3-15-2033	610,000	604,126
The accompanying notes are an integral part of these financial statements.
4 | Allspring High Yield Bond Fund

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Retail(continued)
Michaels Cos., Inc.144A	11.00%	3-15-2034	$1,225,000	$1,188,581
PetSmart LLC/PetSmart Finance Corp.144A	7.50	9-15-2032	990,000	999,167
PetSmart LLC/PetSmart Finance Corp.144A	10.00	9-15-2033	1,240,000	1,237,855
QXO Building Products, Inc.144A	6.88	7-15-2034	495,000	500,589
Victra Holdings LLC/Victra Finance Corp.144A	8.75	9-15-2029	780,000	799,742
				9,711,465
Consumer, non-cyclical: 11.05%
Commercial services: 3.84%
ADT Security Corp.144A	5.88	10-15-2033	405,000	395,989
Allied Universal Holdco LLC144A	7.88	2-15-2031	865,000	899,340
Block, Inc.	6.50	5-15-2032	1,000,000	1,015,400
CoreCivic, Inc.	8.25	4-15-2029	700,000	726,110
GEO Group, Inc.	8.63	4-15-2029	660,000	686,440
GEO Group, Inc.	10.25	4-15-2031	735,000	790,919
Herc Holdings, Inc.144A	7.00	6-15-2030	1,150,000	1,190,135
Herc Holdings, Inc.144A	7.25	6-15-2033	995,000	1,029,447
Service Corp. International	5.75	10-15-2032	700,000	699,440
Sotheby’s/BidFair Holdings, Inc.144A	5.88	6-1-2029	1,495,000	1,454,515
				8,887,735
Food: 0.81%
Lamb Weston Holdings, Inc.144A	4.38	1-31-2032	770,000	724,185
Performance Food Group, Inc.144A	6.13	9-15-2032	475,000	476,634
TreeHouse Foods, Inc.144A	7.75	2-11-2033	680,000	687,840
				1,888,659
Healthcare-services: 5.29%
CHS/Community Health Systems, Inc.144A	5.25	5-15-2030	625,000	583,063
CHS/Community Health Systems, Inc.144A	6.00	1-15-2029	730,000	721,364
CHS/Community Health Systems, Inc.144A	6.88	4-15-2029	630,000	603,899
CHS/Community Health Systems, Inc.144A	10.88	1-15-2032	259,000	274,872
Concentra Health Services, Inc.144A	6.88	7-15-2032	1,450,000	1,501,475
DaVita, Inc.144A	6.88	9-1-2032	2,335,000	2,391,157
LifePoint Health, Inc.144A	7.00	5-1-2034	335,000	314,907
Molina Healthcare, Inc.144A	6.25	1-15-2033	1,170,000	1,163,155
Pediatrix Medical Group, Inc.144A	5.38	2-15-2030	960,000	953,981
Radiology Partners, Inc.144A	8.50	7-15-2032	840,000	860,966
Star Parent, Inc.144A	9.00	10-1-2030	1,150,000	1,207,546
Surgery Center Holdings, Inc.144A	7.25	4-15-2032	795,000	800,207
Tenet Healthcare Corp.	6.75	5-15-2031	850,000	868,020
				12,244,612
Pharmaceuticals: 1.11%
AdaptHealth LLC144A	5.13	3-1-2030	1,625,000	1,522,284
Endo Finance Holdings LP144A	8.50	4-15-2031	1,000,000	1,053,830
				2,576,114
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Bond Fund | 5

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Energy: 7.85%
Energy-alternate sources: 0.00%
Enviva Partners LP/Enviva Partners Finance Corp.144A♦†	6.50%	1-15-2026	$3,940,000	$0
Oil & gas: 1.61%
California Resources Corp.144A	7.00	1-15-2034	685,000	684,616
California Resources Corp.144A	7.25	1-15-2035	820,000	822,165
Caturus Energy LLC144A	8.50	2-15-2030	275,000	286,476
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.00	2-1-2031	505,000	498,582
Nabors Industries, Inc.144A	9.13	1-31-2030	774,000	812,003
SM Energy Co.144A	9.63	6-15-2033	575,000	633,788
				3,737,630
Oil & gas services: 1.68%
Archrock Partners LP/Archrock Partners Finance Corp.144A	6.63	9-1-2032	855,000	870,723
Bristow Group, Inc.144A	6.75	2-1-2033	955,000	961,885
Oceaneering International, Inc.144A	6.88	7-15-2034	1,040,000	1,072,022
SESI LLC144A	7.88	9-30-2030	950,000	974,339
				3,878,969
Pipelines: 4.56%
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	5.50	6-15-2031	375,000	366,904
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	7.50	12-15-2033	1,480,000	1,551,247
Excelerate Energy LP144A	8.00	5-15-2030	965,000	1,015,267
Harvest Midstream I LP144A	6.75	5-15-2034	735,000	745,613
Harvest Midstream I LP144A	7.50	5-15-2032	335,000	347,150
Hess Midstream Operations LP144A	5.50	10-15-2030	200,000	199,382
Prairie Acquiror LP144A	9.00	8-1-2029	850,000	879,623
Rockies Express Pipeline LLC144A	6.75	3-15-2033	400,000	408,016
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	1,350,000	1,348,097
Venture Global LNG, Inc.144A	8.38	6-1-2031	850,000	884,136
Venture Global LNG, Inc.144A	9.88	2-1-2032	765,000	815,069
Venture Global LNG, Inc. (5 Year Treasury Constant Maturity+5.44%)144Aʊ±	9.00	9-30-2029	665,000	673,399
Venture Global Plaquemines LNG LLC144A	7.50	5-1-2033	1,220,000	1,324,664
				10,558,567
Financial: 13.80%
Banks: 1.52%
Citigroup, Inc. Series HH (5 Year Treasury Constant Maturity+3.00%)ʊ±	6.63	2-15-2031	2,330,000	2,357,378
PNC Financial Services Group, Inc. Series U (5 Year Treasury Constant Maturity+3.00%)ʊ±	6.00	5-15-2027	1,165,000	1,166,887
				3,524,265
Diversified financial services: 5.13%
EZCORP, Inc.144A	7.38	4-1-2032	680,000	708,628
First Eagle Holdings, Inc.144A	7.25	8-15-2032	580,000	592,650
Global Aircraft Leasing Co. Ltd.144A	8.75	9-1-2027	1,270,000	1,292,022
The accompanying notes are an integral part of these financial statements.
6 | Allspring High Yield Bond Fund

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Diversified financial services(continued)
HA Sustainable Infrastructure Capital, Inc. (5 Year Treasury Constant Maturity+4.30%)±	8.00%	6-1-2056	$565,000	$592,736
Jefferson Capital Holdings LLC144A	8.25	5-15-2030	390,000	408,400
Jefferson Capital Holdings LLC144A	9.50	2-15-2029	670,000	699,326
OneMain Finance Corp.	7.13	9-15-2032	1,165,000	1,182,079
OneMain Finance Corp.	7.88	3-15-2030	1,280,000	1,327,066
PRA Group, Inc.144A	5.00	10-1-2029	765,000	735,127
Provident Funding Associates LP/PFG Finance Corp.144A	9.75	9-15-2029	775,000	809,363
Rocket Cos., Inc.144A	6.13	8-1-2030	450,000	456,034
Rocket Cos., Inc.144A	7.13	2-1-2032	1,050,000	1,084,387
United Wholesale Mortgage LLC144A	5.50	4-15-2029	1,600,000	1,507,792
United Wholesale Mortgage LLC144A	6.25	3-15-2031	355,000	316,979
WS Escrow LLC144A	7.75	6-1-2033	165,000	171,813
				11,884,402
Insurance: 3.64%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer144A	7.38	10-1-2032	2,620,000	2,653,536
AmWINS Group, Inc.144A	6.38	2-15-2029	735,000	741,777
Asurion LLC/Asurion Co-Issuer, Inc.144A	8.00	12-31-2032	340,000	338,273
Asurion LLC/Asurion Co-Issuer, Inc.144A	8.38	2-1-2034	930,000	838,311
Athene Holding Ltd. (5 Year Treasury Constant Maturity+2.58%)±	6.88	6-28-2055	585,000	547,542
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance144A	7.13	5-15-2031	560,000	569,744
Broadstreet Partners Group LLC144A	5.88	4-15-2029	1,180,000	1,159,810
Global Atlantic Fin Co. (5 Year Treasury Constant Maturity+3.55%)144A±	7.25	3-1-2056	575,000	554,358
HUB International Ltd.144A	7.38	1-31-2032	1,000,000	1,026,260
				8,429,611
REITs: 3.51%
Blackstone Mortgage Trust, Inc.144A	7.75	12-1-2029	745,000	771,902
Brandywine Operating Partnership LP	6.13	1-15-2031	410,000	398,303
Brandywine Operating Partnership LP	8.88	4-12-2029	535,000	565,094
Iron Mountain, Inc.144A	4.50	2-15-2031	1,775,000	1,688,344
Iron Mountain, Inc.144A	5.25	7-15-2030	360,000	353,261
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer144A	7.00	2-1-2030	845,000	864,612
RHP Hotel Properties LP/RHP Finance Corp.144A	5.75	3-15-2034	850,000	837,658
RHP Hotel Properties LP/RHP Finance Corp.144A	6.50	6-15-2033	890,000	907,382
Starwood Property Trust, Inc.144A	6.50	7-1-2030	1,100,000	1,119,206
Vornado Realty LP	5.75	2-1-2033	625,000	622,750
				8,128,512
Industrial: 4.80%
Building materials: 2.08%
Builders FirstSource, Inc.144A	6.75	5-15-2035	1,285,000	1,284,036
EMRLD Borrower LP/Emerald Co-Issuer, Inc.144A	6.63	12-15-2030	1,275,000	1,301,418
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Bond Fund | 7

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Building materials(continued)
Quikrete Holdings, Inc.144A	6.75%	3-1-2033	$1,255,000	$1,273,473
Standard Building Solutions, Inc.144A	6.25	8-1-2033	955,000	948,277
				4,807,204
Electrical components & equipment: 0.90%
Energizer Holdings, Inc.144A	4.38	3-31-2029	1,095,000	1,061,789
WESCO Distribution, Inc.144A	6.63	3-15-2032	1,000,000	1,024,220
				2,086,009
Electronics: 0.14%
Sensata Technologies, Inc.144A	6.63	7-15-2032	320,000	327,462
Packaging & containers: 0.92%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	4.00	9-1-2029	380,000	364,234
Clydesdale Acquisition Holdings, Inc.144A	8.75	4-15-2030	1,335,000	1,318,646
Sword Purchaser LLC144A	8.25	4-15-2033	445,000	460,344
				2,143,224
Transportation: 0.20%
Genesee & Wyoming, Inc.144A	6.25	4-15-2032	470,000	474,418
Trucking & leasing: 0.56%
FTAI Aviation Investors LLC144A	7.00	5-1-2031	1,100,000	1,133,121
FTAI Aviation Investors LLC144A	7.00	6-15-2032	150,000	153,915
				1,287,036
Technology: 5.16%
Computers: 0.45%
Diebold Nixdorf, Inc.144A	7.75	3-31-2030	1,005,000	1,048,376
Office/business equipment: 0.47%
Zebra Technologies Corp.144A	6.50	6-1-2032	1,060,000	1,079,409
Semiconductors: 0.30%
Entegris, Inc.144A	5.95	6-15-2030	690,000	695,982
Software: 3.94%
AthenaHealth Group, Inc.144A	6.50	2-15-2030	860,000	840,521
AthenaHealth Group, Inc.144A	7.50	2-15-2032	835,000	861,152
Cloud Software Group LLC144A	8.25	6-30-2032	1,350,000	1,323,405
Cloud Software Group LLC144A	9.00	9-30-2029	1,085,000	1,087,441
CoreWeave, Inc.144A	9.00	2-1-2031	1,020,000	915,195
CoreWeave, Inc.144A	9.75	10-1-2031	925,000	826,811
Ellucian Holdings, Inc.144A	6.50	12-1-2029	505,000	497,940
Oak-Eagle AcquireCo, Inc.144A	7.25	7-1-2033	460,000	478,469
Oak-Eagle AcquireCo, Inc.144A	8.75	7-1-2034	495,000	525,636
Rocket Software, Inc.144A	6.50	2-15-2029	245,000	240,193
The accompanying notes are an integral part of these financial statements.
8 | Allspring High Yield Bond Fund

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Software(continued)
Rocket Software, Inc.144A	9.00%	11-28-2028	$1,100,000	$1,123,056
SS&C Technologies, Inc.144A	6.50	6-1-2032	400,000	405,332
				9,125,151
Utilities: 3.39%
Electric: 3.39%
Duke Energy Corp. (5 Year Treasury Constant Maturity+2.59%)±	6.45	9-1-2054	1,100,000	1,121,802
Edison International (5 Year Treasury Constant Maturity+3.86%)±	8.13	6-15-2053	795,000	804,906
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%)±	7.63	12-15-2054	1,295,000	1,337,670
NextEra Energy Capital Holdings, Inc. Series BB (5 Year Treasury Constant Maturity+1.77%)±	6.20	10-1-2056	1,705,000	1,662,477
PacifiCorp (5 Year Treasury Constant Maturity+3.29%)±	7.13	8-15-2056	935,000	923,649
PG&E Corp. (5 Year Treasury Constant Maturity+3.88%)±	7.38	3-15-2055	1,150,000	1,155,842
Vistra Corp. Series C (5 Year Treasury Constant Maturity+5.05%)144Aʊ±	8.88	1-15-2029	800,000	851,984
				7,858,330
Total corporate bonds and notes (Cost $174,975,831)				176,891,931
Loans: 6.05%
Basic materials: 0.10%
Chemicals: 0.10%
Chemours Co. (U.S. SOFR 1 Month+3.50%)±	7.19	10-15-2032	234,411	234,997
Communications: 0.72%
Media: 0.51%
DIRECTV Financing LLC (U.S. SOFR 3 Month+4.50%)±	8.32	8-2-2029	860,165	866,616
EW Scripps Co. (U.S. SOFR 1 Month+5.75%)±	9.52	6-30-2028	309,863	309,862
				1,176,478
Telecommunications: 0.21%
Connect Finco Sarl (U.S. SOFR 1 Month+4.50%)±	8.19	9-27-2029	475,139	478,109
Consumer, cyclical: 1.26%
Airlines: 0.19%
Vista Management Holding, Inc. (U.S. SOFR 3 Month+3.75%)±	7.48	4-1-2031	439,581	441,230
Housewares: 0.11%
American Greetings Corp. (U.S. SOFR 1 Month+5.00%)±	8.69	1-8-2032	250,000	249,375
Retail: 0.96%
Carvana Co. (U.S. SOFR 1 Month+2.25%)±	5.94	8-15-2033	495,000	492,114
Great Outdoors Group LLC (U.S. SOFR 1 Month+3.25%)±	6.94	1-23-2032	495,000	497,475
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+4.25%)±	7.98	2-3-2031	648,375	647,565
Tory Burch LLC (U.S. SOFR 1 Month+4.00%)±	7.69	4-30-2031	585,000	588,656
				2,225,810
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Bond Fund | 9

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Consumer, non-cyclical: 0.98%
Food: 0.29%
TreeHouse Foods, Inc. (U.S. SOFR 1 Month+3.75%)±	7.44%	2-11-2033	$685,000	$687,569
Healthcare-products: 0.20%
Bausch & Lomb Corp. (U.S. SOFR 1 Month+3.75%)±	7.44	1-15-2031	456,556	459,409
Healthcare-services: 0.49%
Modivcare Buyer LLC (U.S. SOFR 3 Month+5.00%)±	8.73	12-30-2032	707,736	598,037
Star Parent, Inc. (U.S. SOFR 3 Month+3.50%)±	7.23	9-27-2030	530,666	533,983
				1,132,020
Energy: 0.19%
Pipelines: 0.19%
Prairie Acquiror LP (U.S. SOFR 1 Month+3.25%)±	6.94	8-1-2029	439,959	442,709
Financial: 0.18%
Insurance: 0.18%
Asurion LLC (U.S. SOFR 3 Month+4.25%)±	8.07	9-19-2030	422,391	418,696
Industrial: 2.22%
Aerospace/defense: 0.99%
TransDigm, Inc. (U.S. SOFR 1 Month+2.50%)±	6.19	1-19-2032	2,290,000	2,298,587
Machinery-diversified: 0.35%
TK Elevator Midco GmbH (U.S. SOFR 6 Month+2.75%)±	6.70	4-30-2030	798,000	801,990
Metal fabricate/hardware: 0.36%
Worthington Steel, Inc. (U.S. SOFR 1 Month+4.00%)±	7.69	6-1-2033	817,857	823,991
Packaging & containers: 0.52%
Mauser Packaging Solutions Holding Co. (U.S. SOFR 1 Month+3.50%)±	7.21	4-15-2030	593,513	592,771
Owens-Illinois, Inc. (U.S. SOFR 1 Month+3.00%)±	6.69	9-30-2032	621,875	617,211
				1,209,982
Technology: 0.40%
Computers: 0.27%
McAfee Corp. (U.S. SOFR 1 Month+3.00%)±	6.69	3-1-2029	669,800	633,798
Software: 0.13%
Rocket Software, Inc. (U.S. SOFR 1 Month+3.75%)±	7.44	11-28-2028	298,180	295,943
Total loans (Cost $14,094,614)				14,010,693
Yankee corporate bonds and notes: 11.72%
Communications: 2.82%
Internet: 0.36%
Rakuten Group, Inc.144A	9.75	4-15-2029	770,000	838,692
The accompanying notes are an integral part of these financial statements.
10 | Allspring High Yield Bond Fund

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Media: 0.57%
Virgin Media Secured Finance PLC144A	4.50%	8-15-2030	$830,000	$688,427
VZ Secured Financing BV144A	5.00	1-15-2032	760,000	641,068
				1,329,495
Telecommunications: 1.89%
Rogers Communications, Inc. (5 Year Treasury Constant Maturity+2.62%)±	7.13	4-15-2055	2,050,000	2,062,259
Telecom Italia Capital SA	7.20	7-18-2036	930,000	1,018,815
TELUS Corp. (5 Year Treasury Constant Maturity+2.52%)±	6.63	6-9-2056	225,000	216,907
TELUS Corp. (5 Year Treasury Constant Maturity+2.77%)±	6.63	10-15-2055	1,085,000	1,074,551
				4,372,532
Consumer, cyclical: 1.55%
Airlines: 0.92%
LATAM Airlines Group SA144A	7.63	1-7-2031	2,075,000	2,137,063
Auto manufacturers: 0.36%
Nissan Motor Co. Ltd.144A	8.13	7-17-2035	795,000	844,274
Entertainment: 0.27%
Banijay Entertainment SAS144A	8.13	5-1-2029	600,000	615,876
Consumer, non-cyclical: 2.75%
Cosmetics/Personal Care: 0.97%
Opal Bidco SAS144A	6.50	3-31-2032	925,000	934,694
Perrigo Finance Unlimited Co.	6.13	9-30-2032	1,325,000	1,298,646
				2,233,340
Food: 0.25%
Froneri Lux Finco Sarl144A	6.00	8-1-2032	590,000	581,368
Healthcare-products: 0.47%
Bausch & Lomb Corp.144A	8.38	10-1-2028	1,060,000	1,087,390
Pharmaceuticals: 1.06%
1261229 BC Ltd.144A	10.00	4-15-2032	1,985,000	2,061,919
Bausch Health Cos., Inc.144A	6.25	2-15-2029	485,000	400,945
				2,462,864
Energy: 0.26%
Oil & gas: 0.26%
Saturn Oil & Gas, Inc.144A	8.50	7-30-2031	580,000	602,144
Financial: 2.75%
Banks: 2.28%
Banco del Estado de Chile (5 Year Treasury Constant Maturity+3.23%)144Aʊ±	7.95	5-2-2029	735,000	767,421
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.07%)144Aʊ±	8.38	5-20-2031	1,105,000	1,132,791
BNP Paribas SA (5 Year Treasury Constant Maturity+2.85%)144Aʊ±	6.88	12-15-2033	790,000	773,773
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Bond Fund | 11

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Banks(continued)
BNP Paribas SA (5 Year Treasury Constant Maturity+3.73%)144Aʊ±	8.00%	8-22-2031	$965,000	$1,015,923
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+3.24%)144Aʊ±	6.63	1-8-2031	1,180,000	1,178,171
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+4.16%)144Aʊ±	7.75	4-12-2031	400,000	419,060
				5,287,139
Diversified financial services: 0.47%
goeasy Ltd.144A	7.63	7-1-2029	1,135,000	1,086,831
Industrial: 1.06%
Packaging & containers: 1.06%
Ardagh Group SA (PIK at 5.00%)144A¥	11.00	12-1-2030	753,763	723,726
Trivium Packaging Finance BV144A	8.25	7-15-2030	711,000	753,013
Trivium Packaging Finance BV144A	12.25	1-15-2031	875,000	969,605
				2,446,344
Technology: 0.16%
Semiconductors: 0.16%
Kioxia Holdings Corp.144A	6.63	7-24-2033	360,000	372,060
Utilities: 0.37%
Electric: 0.37%
Algonquin Power & Utilities Corp. (5 Year Treasury Constant Maturity+3.25%)±	4.75	1-18-2082	700,000	694,708
Empresa Distribuidora Y Comercializadora Norte144A	9.50	4-28-2033	165,000	162,566
				857,274
Total yankee corporate bonds and notes (Cost $26,892,313)				27,154,686

		Yield	Shares
Short-term investments: 3.36%
Investment companies: 3.36%
Allspring Government Money Market Fund Select Class♠∞		3.60	7,775,228	7,775,228
Total short-term investments (Cost $7,775,228)				7,775,228
Total investments in securities (Cost $225,182,473)	98.61%			228,427,920
Other assets and liabilities, net	1.39			3,216,890
Total net assets	100.00%			$231,644,810

The accompanying notes are an integral part of these financial statements.
12 | Allspring High Yield Bond Fund

Portfolio of investments—August 31, 2026

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
˃
Restricted security as to resale, excluding Rule 144A securities. The Fund held a restricted security with current value of $1,464,553 (original cost of $450,230), representing 0.63% of its net assets as of period end.

¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$952,419	$86,064,844	$(79,242,035)	$0	$0	$7,775,228	7,775,228	$157,305
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Bond Fund | 13

Statement of assets and liabilities—August 31, 2026
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $217,407,245)	$220,652,692
Investments in affiliated securities, at value (cost $7,775,228)	7,775,228
Cash	691
Receivable for interest	3,879,769
Receivable for investments sold	848,607
Receivable for Fund shares sold	8,631
Prepaid expenses and other assets	24,811
Total assets	233,190,429
Liabilities
Payable for investments purchased	997,620
Payable for Fund shares redeemed	322,824
Management fee payable	80,573
Dividends payable	69,788
Shareholder servicing fees payable	32,762
Administration fees payable	23,596
Trustees’ fees and expenses payable	139
Accrued expenses and other liabilities	18,317
Total liabilities	1,545,619
Total net assets	$231,644,810
Net assets consist of
Paid-in capital	$313,190,772
Total distributable loss	(81,545,962)
Total net assets	$231,644,810
Computation of net asset value and offering price per share
Net assets–Class A	$154,281,839
Shares outstanding–Class A1	51,376,111
Net asset value per share–Class A	$3.00
Maximum offering price per share – Class A2	$3.14
Net assets–Institutional Class	$77,362,971
Shares outstanding–Institutional Class[1]	25,732,911
Net asset value per share–Institutional Class	$3.01
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
14 | Allspring High Yield Bond Fund

Statement of operations—year ended August 31, 2026
Statement of operations
Investment income
Interest	$16,699,658
Income from affiliated securities	157,305
Dividends	1,169
Total investment income	16,858,132
Expenses
Management fee	1,290,667
Administration fees
Class A	234,442
Class C	596 [1]
Administrator Class	438 [2]
Institutional Class	60,601
Shareholder servicing fees
Class A	394,607
Class C	987 [1]
Administrator Class	1,096 [2]
Distribution fee
Class C	2,961 [1]
Custody and accounting fees	16,849
Professional fees	66,844
Registration fees	80,601
Shareholder report expenses	29,266
Trustees’ fees and expenses	10,188
Other fees and expenses	20,124
Total expenses	2,210,267
Less: Fee waivers and/or expense reimbursements
Fund-level	(300,502)
Class A	(74,629)
Institutional Class	(49,901)
Net expenses	1,785,235
Net investment income	15,072,897
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(1,465,652)
Net change in unrealized gains (losses) on investments	(2,548,623)
Net realized and unrealized gains (losses) on investments	(4,014,275)
Net increase in net assets resulting from operations	$11,058,622
1 For the period from September 1, 2025 to November 14, 2025. Effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares and are no longer offered by the Fund.
2 For the period from September 1, 2025 to September 12, 2025. Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Bond Fund | 15

Statement of changes in net assets
Statement of changes in net assets
	Year ended August 31, 2026		Year ended August 31, 2025
Operations
Net investment income		$15,072,897		$18,154,147
Net realized losses on investments		(1,465,652)		(1,748,931)
Net change in unrealized gains (losses) on investments		(2,548,623)		2,863,432
Net increase in net assets resulting from operations		11,058,622		19,268,648
Distributions to shareholders from
Net investment income and net realized gains
Class A		(10,047,541)		(11,135,759)
Class C		(22,490)[1]		(107,905)
Administrator Class		(29,181)[2]		(850,817)
Institutional Class		(5,071,949)		(6,262,361)
Total distributions to shareholders		(15,171,161)		(18,356,842)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	4,258,150	12,902,892	3,661,423	11,061,218
Class C	19,481 [1]	60,000 [1]	270,122	822,127
Administrator Class	481 [2]	1,475 [2]	120,880	367,357
Institutional Class	2,511,124	7,604,410	3,166,584	9,582,564
		20,568,777		21,833,266
Reinvestment of distributions
Class A	3,076,163	9,314,924	3,365,340	10,198,651
Class C	5,915 [1]	18,131 [1]	35,368	107,502
Administrator Class	0 [2]	0 [2]	259,408	786,981
Institutional Class	1,648,159	4,993,664	2,047,055	6,208,716
		14,326,719		17,301,850
Payment for shares redeemed
Class A	(9,825,935)	(29,772,175)	(10,208,451)	(30,885,255)
Class C	(43,092)[1]	(132,232)[1]	(162,288)	(492,273)
Administrator Class	(9,721)[2]	(29,786)[2]	(546,750)	(1,652,503)
Institutional Class	(3,551,979)	(10,772,273)	(16,477,716)	(49,849,600)
		(40,706,466)		(82,879,631)
1 For the period from September 1, 2025 to November 14, 2025
2 For the period from September 1, 2025 to September 12, 2025
The accompanying notes are an integral part of these financial statements.
16 | Allspring High Yield Bond Fund

Statement of changes in net assets
Statement of changes in net assets
	Year ended August 31, 2026		Year ended August 31, 2025
	Shares		Shares
Share conversions
Class A	614,549 [3]	$1,865,280 [3]	0	$0
Class C	(612,411)[3]	(1,865,280)[3]	0	0
Administrator Class	(4,012,154)[4]	(12,328,549)[4]	0	0
Institutional Class	4,012,416 [4]	12,328,549 [4]	0	0
		0		0
Net decrease in net assets resulting from capital share transactions		(5,810,970)		(43,744,515)
Total decrease in net assets		(9,923,509)		(42,832,709)
Net assets
Beginning of period		241,568,319		284,401,028
End of period		$231,644,810		$241,568,319
3 Effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares and are no longer offered by the Fund.
4 Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Bond Fund | 17

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Class A	2026	2025	2024	2023	2022
Net asset value, beginning of period	$3.06	$3.04	$2.94	$2.92	$3.45
Net investment income	0.19 [1]	0.20 [1]	0.20 [1]	0.18 [1]	0.13
Net realized and unrealized gains (losses) on investments	(0.06)	0.02	0.10	0.02	(0.53)
Total from investment operations	0.13	0.22	0.30	0.20	(0.40)
Distributions to shareholders from
Net investment income	(0.19)	(0.20)	(0.20)	(0.18)	(0.13)
Net asset value, end of period	$3.00	$3.06	$3.04	$2.94	$2.92
Total return[2]	4.46%	7.63%	10.66%	7.17%	(11.76)%
Ratios to average net assets (annualized)
Gross expenses	1.04%	1.05%	1.02%	1.03%	1.01%
Net expenses	0.87%	0.89%	0.92%	0.93%	0.92%
Net investment income	6.32%	6.68%	6.67%	6.13%	4.08%
Supplemental data
Portfolio turnover rate	46%	62%	65%	53%	138%
Net assets, end of period (000s omitted)	$154,282	$162,735	$171,590	$175,674	$186,532

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
18 | Allspring High Yield Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Institutional Class	2026	2025	2024	2023	2022
Net asset value, beginning of period	$3.06	$3.04	$2.94	$2.92	$3.46
Net investment income	0.20 [1]	0.21 [1]	0.21 [1]	0.19 [1]	0.14
Net realized and unrealized gains (losses) on investments	(0.05)	0.02	0.10	0.02	(0.54)
Total from investment operations	0.15	0.23	0.31	0.21	(0.40)
Distributions to shareholders from
Net investment income	(0.20)	(0.21)	(0.21)	(0.19)	(0.14)
Net asset value, end of period	$3.01	$3.06	$3.04	$2.94	$2.92
Total return[2]	5.17%	8.02%	11.09%	7.59%	(11.68)%
Ratios to average net assets (annualized)
Gross expenses	0.73%	0.73%	0.70%	0.70%	0.68%
Net expenses	0.53%	0.53%	0.53%	0.53%	0.53%
Net investment income	6.65%	7.07%	7.06%	6.53%	4.50%
Supplemental data
Portfolio turnover rate	46%	62%	65%	53%	138%
Net assets, end of period (000s omitted)	$77,363	$64,597	$98,576	$100,281	$98,975

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Bond Fund | 19

Notes to financial statements
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring High Yield Bond Fund (the “Fund”) which is a diversified series of the Trust.
Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares in a tax-free conversion. Shareholders of Administrator Class received Institutional Class shares at a value equal to the value of their Administrator Class shares immediately prior to the conversion. Administrator Class shares are no longer offered by the Fund. Additionally, effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares in a tax-free conversion. Shareholders of Class C received Class A shares at a value equal to the value of their Class C shares immediately prior to the conversion. Class C shares are no longer offered by the Fund.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of assets and liabilities.
20 | Allspring High Yield Bond Fund

Notes to financial statements
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased.  If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of August 31, 2026, the aggregate cost of all investments for federal income tax purposes was $225,415,376 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$4,930,769
Gross unrealized losses	(1,918,225)
Net unrealized gains	$3,012,544
As of August 31, 2026, the Fund had capital loss carryforwards which consist of $37,161,609 in short-term capital losses and $47,358,777 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring High Yield Bond Fund | 21

Notes to financial statements
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Asset-backed securities	$0	$682,201	$0	$682,201
Common stocks
Energy	0	1,464,553	0	1,464,553
Health care	0	448,628	0	448,628
Corporate bonds and notes	0	176,891,931	0	176,891,931
Loans	0	14,010,693	0	14,010,693
Yankee corporate bonds and notes	0	27,154,686	0	27,154,686
Short-term investments
Investment companies	7,775,228	0	0	7,775,228
Total assets	$7,775,228	$220,652,692	$0	$228,427,920
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At August 31, 2026, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.550%
Next $500 million	0.525
Next $2 billion	0.500
Next $2 billion	0.475
Next $5 billion	0.440
Over $10 billion	0.430
For the year ended August 31, 2026, the management fee was equivalent to an annual rate of 0.55% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.14%
Class C	0.15
Administrator Class	0.10
Institutional Class	0.08
Prior to July 1, 2026, the class-level administration fee for Class A was 0.15% of its average daily net assets.
22 | Allspring High Yield Bond Fund

Notes to financial statements
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through December 31, 2026 (December 31, 2027 for Class A) to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of August 31, 2026, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.90%
Institutional Class	0.53
Prior to July 1, 2026, the Fund’s expenses were capped at 0.92% for Class A.
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended August 31, 2026, Allspring Funds Distributor received $2,058 from the sale of Class A shares and $15 in contingent deferred sales charges from redemptions of Class A shares. No contingent deferred sales charges were incurred by Class C shares for the year ended August 31, 2026.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended August 31, 2026.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended August 31, 2026 were $105,103,223 and $108,690,651, respectively.
6.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds, is a party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended August 31, 2026, there were no borrowings by the Fund under the agreement.
7.DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended August 31
	2026	2025
Ordinary income	$15,171,161	$18,356,842
Allspring High Yield Bond Fund | 23

Notes to financial statements
As of August 31, 2026, the components of distributable loss on a tax basis were as follows:

Undistributed ordinary income	Unrealized gains	Capital loss carryforward	Total
$46,620	$3,012,544	$(84,520,386)	$(81,461,222)
Temporary differences between book-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
8.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
24 | Allspring High Yield Bond Fund

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring High Yield Bond Fund (the Fund), a series of Allspring Funds Trust, including the portfolio of investments, as of August 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian, transfer agents, agent banks and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
October 23, 2026
Allspring High Yield Bond Fund | 25

Other information (unaudited)
Other information
Tax information
For the fiscal year ended August 31, 2026, $12,324,053 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

26 | Allspring High Yield Bond Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring High Yield Bond Fund | 27

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 18-20, 2026 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring High Yield Bond Fund (the “Fund”):  (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2026, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2026. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above conferred with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, recent changes in such senior management, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates, including the Sub-Adviser.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Adviser’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

28 | Allspring High Yield Bond Fund

Other information (unaudited)
and as the Fund’s valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2025. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Institutional Class) was higher than or in range of the average investment performance of the Universe for the one- and three-year periods under review, and lower than the average investment performance of the Universe for the five- and ten-year periods under review. The Board also noted that the investment performance of the Fund was lower than the investment performance of its benchmark index, the ICE BofA U.S. High Yield Constrained Index, for all periods under review. The Board also took into consideration that the Fund experienced a portfolio manager change in 2025.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising the expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class. The Board also noted management’s proposal to reduce the expense cap for Class A shares of the Fund and noted management’s proposal to reduce the class-level administrative services fee paid under the Fund’s Class-Level Administration Agreement applicable to Class A shares, which are expected to reduce the Fund’s net operating expense ratio for such share class.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not the class level.
Among other information reviewed by the Board was a comparison of the Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were equal to or in range of the sum of the average rates for the expense Groups for each share class. The Board also noted management’s proposal to reduce the expense cap for Class A shares of the Fund and noted management’s proposal to reduce the class-level administrative services fee paid under the Fund’s Class-Level Administration Agreement applicable to Class A shares, which are expected to reduce the Fund’s net operating expense ratio for such share class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Allspring Global Investments profitability analysis.

Allspring High Yield Bond Fund | 29

Other information (unaudited)
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of a fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to the Fund and shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

30 | Allspring High Yield Bond Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR4323 08-26

Allspring Government Securities Fund
Long Form Financial Statements
Annual Report
August 31, 2026

Allspring Government Securities Fund | 1

Portfolio of investments—August 31, 2026
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 62.99%
FHLMC	2.50%	9-1-2050	$946,762	$774,757
FHLMC	2.50	6-1-2051	2,150,629	1,759,377
FHLMC	2.50	11-1-2051	6,939,072	5,772,118
FHLMC	2.50	12-1-2051	1,714,269	1,401,284
FHLMC	3.00	6-1-2050	322,125	280,208
FHLMC	3.00	7-1-2050	996,273	866,632
FHLMC	3.00	8-1-2050	468,762	407,693
FHLMC	3.50	8-1-2045	908,257	826,847
FHLMC	3.50	11-1-2045	1,615,673	1,470,854
FHLMC	3.50	12-1-2045	1,478,135	1,345,645
FHLMC	4.00	6-1-2037	2,703,385	2,609,816
FHLMC	4.00	11-1-2042	3,590,723	3,415,815
FHLMC	4.00	6-1-2044	837,275	788,732
FHLMC	4.00	5-1-2049	499,212	462,920
FHLMC	4.00	9-1-2049	190,260	176,401
FHLMC	4.50	3-1-2042	70,896	69,135
FHLMC	4.50	9-1-2044	1,013,372	980,751
FHLMC	4.50	9-1-2049	2,267,625	2,163,484
FHLMC	5.00	8-1-2040	268,865	268,307
FHLMC	5.00	7-1-2052	1,714,415	1,669,918
FHLMC	5.00	9-1-2052	1,897,171	1,845,479
FHLMC	5.50	7-1-2035	692,188	700,892
FHLMC	5.50	12-1-2038	456,881	465,838
FHLMC	5.50	3-1-2053	1,039,615	1,036,655
FHLMC	6.00	10-1-2032	5,354	5,458
FHLMC	6.00	1-1-2053	1,701,911	1,731,092
FHLMC	6.50	9-1-2028	1,315	1,330
FHLMC	6.50	7-1-2055	1,752,386	1,805,786
FHLMC	7.00	4-1-2029	168	172
FHLMC	7.00	5-1-2029	913	931
FHLMC	7.00	4-1-2032	18,713	19,614
FHLMC	7.50	11-1-2031	30,981	31,987
FHLMC	7.50	4-1-2032	35,217	36,671
FHLMC	8.00	11-1-2026	32	32
FHLMC	8.00	11-1-2028	25	25
FHLMC Multifamily Structured Pass-Through Certificates Series K075 Class A2±±	3.65	2-25-2028	4,368,346	4,310,550
FHLMC Multifamily Structured Pass-Through Certificates Series K153 Class A3±±	3.12	10-25-2031	160,000	148,063
FHLMC Multifamily Structured Pass-Through Certificates Series KF80 Class AS (30 Day Average U.S. SOFR+0.51%)±	4.13	6-25-2030	427,366	427,129
FHLMC Multifamily Structured Pass-Through Certificates Series KIR2 Class A1	2.75	3-25-2027	496,663	493,315
FHLMC Multifamily Structured Pass-Through Certificates Series KW03 Class A1	2.62	12-25-2026	32,175	32,175
FHLMC Structured Pass-Through Certificates Series T-35 Class A (30 Day Average U.S. SOFR+0.39%)±	4.04	9-25-2031	79,281	79,022
FHLMC Structured Pass-Through Certificates Series T-42 Class A6	9.50	2-25-2042	362,307	400,076
The accompanying notes are an integral part of these financial statements.
2 | Allspring Government Securities Fund

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC Structured Pass-Through Certificates Series T-55 Class 2A1±±	3.45%	3-25-2043	$108,012	$94,645
FHLMC Structured Pass-Through Certificates Series T-56 Class A4	6.00	5-25-2043	2,224,357	2,200,690
FHLMC Structured Pass-Through Certificates Series T-57 Class 2A1±±	4.92	7-25-2043	903,768	879,251
FHLMC Structured Pass-Through Certificates Series T-57 Class 1A1	6.50	7-25-2043	466,809	475,726
FHLMC Structured Pass-Through Certificates Series T-62 Class 1A1 (12 Month Treasury Average+1.20%)±	4.91	10-25-2044	296,062	284,180
FHLMC Structured Pass-Through Certificates Series T-67 Class 1A1C±±	3.76	3-25-2036	349,240	329,217
FHLMC Structured Pass-Through Certificates Series T-67 Class 2A1C±±	3.76	3-25-2036	545,828	496,879
FHLMC Whole Loan Securities Trust Series 2015-SC01 Class 1A	3.50	5-25-2045	207,423	190,490
FHLMC (11th District COFI+1.25%)±	4.38	7-1-2032	63,913	62,595
FHLMC (30 Day Average U.S. SOFR+0.26%)±	3.87	7-1-2031	2,981,937	2,981,937
FHLMC (RFUCCT1Y+1.64%)±	6.09	7-1-2038	293,416	301,952
FHLMC (RFUCCT1Y+1.66%)±	6.21	6-1-2043	424,339	439,971
FHLMC (RFUCCT1Y+1.91%)±	6.66	9-1-2031	18,813	19,108
FHLMC Series 2733 Class FB (30 Day Average U.S. SOFR+0.71%)±	4.35	10-15-2033	88,858	89,384
FHLMC Series 3070 Class FT (30 Day Average U.S. SOFR+0.46%)±	4.10	11-15-2035	123,183	122,921
FHLMC Series 3830 Class FD (30 Day Average U.S. SOFR+0.47%)±	4.11	3-15-2041	57,741	57,449
FHLMC Series 4057 Class FN (30 Day Average U.S. SOFR+0.46%)±	4.10	12-15-2041	64,140	64,268
FHLMC Series 4159 Class AF (30 Day Average U.S. SOFR+1.29%)±	4.93	12-15-2036	67,586	68,944
FHLMC Series 4218 Class DF (30 Day Average U.S. SOFR+0.36%)±	4.00	7-15-2042	116,636	116,049
FHLMC Series 4620 Class AF (30 Day Average U.S. SOFR+0.55%)±	4.19	11-15-2042	842,237	835,700
FHLMC Series 5198 Class FB (30 Day Average U.S. SOFR+0.25%)±	3.88	6-15-2049	748,874	729,204
FHLMC Series 5400 Class EA	5.50	2-25-2050	1,409,587	1,413,732
FHLMC Series 5510 Class GA	5.50	9-25-2051	744,779	748,156
FNMA	1.38	7-1-2030	3,609,517	3,206,303
FNMA	1.65	6-1-2030	1,276,299	1,146,669
FNMA	1.65	7-1-2030	2,265,559	2,024,483
FNMA	1.66	7-1-2032	3,718,082	3,154,013
FNMA	1.97	5-1-2030	4,028,091	3,669,525
FNMA	2.00	2-1-2052	20,303,436	16,002,202
FNMA	2.35	2-1-2032	2,104,654	1,870,005
FNMA	2.50	9-1-2050	289,054	239,104
FNMA	2.50	12-1-2050	1,018,714	833,183
FNMA	2.50	7-1-2051	1,502,375	1,226,588
FNMA	2.50	1-1-2052	2,395,194	1,971,759
FNMA	2.51	9-1-2031	4,710,965	4,258,948
FNMA	2.65	2-1-2032	4,710,173	4,247,594
FNMA	2.75	9-1-2031	836,296	760,842
FNMA	2.86	7-1-2029	914,168	869,751
FNMA	3.00	5-1-2027	15,873	15,769
FNMA	3.00	6-1-2034	1,097,346	1,043,240
FNMA	3.00	4-1-2045	23,126	20,414
FNMA	3.00	11-1-2045	1,977,027	1,745,195
FNMA	3.00	12-1-2045	4,567,399	4,031,813
The accompanying notes are an integral part of these financial statements.
Allspring Government Securities Fund | 3

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA	3.00%	12-1-2046	$181,947	$159,549
FNMA	3.00	8-1-2050	23,548	20,464
FNMA	3.48	3-1-2029	812,989	790,148
FNMA	3.50	4-1-2034	424,283	413,142
FNMA	3.50	2-1-2043	12,160	11,228
FNMA	3.50	2-1-2045	226,943	207,948
FNMA	3.50	4-1-2045	1,192,901	1,084,496
FNMA	3.50	8-1-2045	100,859	91,694
FNMA	3.50	12-1-2045	428,354	389,427
FNMA	3.50	2-1-2046	411,148	373,785
FNMA	3.86	3-1-2029	738,984	724,755
FNMA	4.00	8-1-2037	1,163,113	1,122,856
FNMA	4.00	4-1-2046	3,316,937	3,095,417
FNMA	4.00	3-1-2047	739,600	684,450
FNMA	4.00	9-1-2048	55,804	51,824
FNMA	4.38	7-1-2032	1,031,000	1,003,592
FNMA	4.50	10-1-2046	67,940	65,354
FNMA	4.50	9-1-2049	508,792	485,426
FNMA	4.94	10-1-2032	1,556,047	1,551,184
FNMA	4.99	7-1-2029	2,770,000	2,784,740
FNMA	5.00	3-1-2034	95,028	95,003
FNMA	5.00	8-1-2040	1,611,195	1,605,739
FNMA	5.00	10-1-2040	99,896	99,678
FNMA	5.00	1-1-2042	121,153	120,743
FNMA	5.00	12-1-2048	128,386	126,398
FNMA	5.05	11-1-2030	1,568,778	1,560,947
FNMA	5.16	10-1-2031	2,760,000	2,789,065
FNMA	5.50	9-1-2033	551,108	557,315
FNMA	5.50	8-1-2035	192,814	195,766
FNMA	5.50	1-1-2037	131,008	133,014
FNMA	5.50	4-1-2040	345,727	351,020
FNMA	5.50	2-1-2053	3,879,983	3,872,757
FNMA	6.00	1-1-2028	32,935	33,048
FNMA	6.00	2-1-2035	162,711	165,080
FNMA	6.00	11-1-2037	108,728	112,069
FNMA	6.00	7-1-2038	40,792	42,163
FNMA	6.00	7-1-2055	8,403,786	8,538,577
FNMA	6.50	3-1-2028	1,330	1,331
FNMA	6.50	12-1-2029	16,829	17,042
FNMA	6.50	11-1-2031	2,642	2,673
FNMA	6.50	7-1-2036	90,333	94,364
FNMA	6.50	11-1-2054	1,708,325	1,763,285
FNMA	6.50	8-1-2055	1,167,827	1,203,134
FNMA	7.00	1-1-2032	770	810
FNMA	7.00	2-1-2032	12,373	12,986
FNMA	7.00	10-1-2032	35,362	37,166
FNMA	7.00	2-1-2034	887	935
FNMA	7.00	4-1-2034	15,244	15,951
The accompanying notes are an integral part of these financial statements.
4 | Allspring Government Securities Fund

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA	7.50%	9-1-2031	$14,953	$15,618
FNMA	7.50	2-1-2032	7,675	7,980
FNMA	7.50	10-1-2037	179,136	190,923
FNMA	8.00	2-1-2030	5,198	5,212
FNMA	8.00	7-1-2031	8,449	8,478
FNMA	8.50	12-1-2026	536	535
FNMA (1 Year Treasury Constant Maturity+2.19%)±	5.94	12-1-2040	25,492	26,160
FNMA (1 Year Treasury Constant Maturity+2.20%)±	5.83	12-1-2034	105,017	107,024
FNMA (1 Year Treasury Constant Maturity+2.22%)±	5.84	6-1-2032	20,535	20,831
FNMA (1 Year Treasury Constant Maturity+2.22%)±	5.87	9-1-2035	58,470	59,714
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.09	11-1-2031	28,243	28,655
FNMA (1 Year Treasury Constant Maturity+2.25%)±	6.08	9-1-2031	8,625	8,725
FNMA (1 Year Treasury Constant Maturity+2.33%)±	5.85	12-1-2040	4,413	4,472
FNMA (11th District COFI+1.25%)±	4.18	9-1-2027	7,488	7,429
FNMA (11th District COFI+1.26%)±	4.28	5-1-2036	57,405	56,187
FNMA (11th District COFI+1.27%)±	4.04	5-1-2036	103,669	101,063
FNMA (RFUCCT1Y+1.61%)±	5.74	5-1-2046	291,479	300,179
FNMA (RFUCCT1Y+1.62%)±	2.37	8-1-2050	1,024,559	958,723
FNMA (RFUCCT1Y+1.73%)±	6.48	9-1-2036	56,385	57,880
FNMA (RFUCCT1Y+1.77%)±	6.25	7-1-2044	38,841	40,277
FNMA (RFUCCT1Y+1.81%)±	6.39	8-1-2036	306,068	314,107
FNMA Series 2000-T6 Class A2	9.50	11-25-2040	231,760	230,958
FNMA Series 2001-T10 Class A3	9.50	12-25-2041	221,071	241,906
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	59,546	63,912
FNMA Series 2002-5 Class F (30 Day Average U.S. SOFR+0.46%)±	4.11	2-25-2032	157	157
FNMA Series 2002-T1 Class A3	7.50	11-25-2031	78,957	81,713
FNMA Series 2002-T12 Class A5±±	5.29	10-25-2041	335,734	323,092
FNMA Series 2002-T16 Class A1	6.50	7-25-2042	629,609	649,928
FNMA Series 2002-T19 Class A1	6.50	7-25-2042	1,454,479	1,482,641
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	197,993	200,871
FNMA Series 2003-T2 Class A1 (30 Day Average U.S. SOFR+0.39%)±	4.01	3-25-2033	367,409	364,026
FNMA Series 2003-W1 Class 1A1±±	4.64	12-25-2042	255,473	239,091
FNMA Series 2003-W11 Class A1±±	6.87	6-25-2033	20,288	20,485
FNMA Series 2003-W3 Class 1A4±±	4.81	8-25-2042	809,799	786,383
FNMA Series 2003-W5 Class A (U.S. SOFR 1 Month+0.11%)±	3.87	4-25-2033	110,852	109,407
FNMA Series 2003-W6 Class 6A±±	4.76	8-25-2042	238,277	232,932
FNMA Series 2003-W6 Class PT4±±	7.91	10-25-2042	451,734	486,061
FNMA Series 2003-W8 Class PT1±±	7.10	12-25-2042	147,272	148,092
FNMA Series 2003-W9 Class A (30 Day Average U.S. SOFR+0.23%)±	3.88	6-25-2033	29,295	28,186
FNMA Series 2004-T1 Class 1A2	6.50	1-25-2044	128,452	130,572
FNMA Series 2004-W1 Class 2A2	7.00	12-25-2033	337,968	346,552
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	113,227	115,855
FNMA Series 2006-50 Class BF (30 Day Average U.S. SOFR+0.51%)±	4.16	6-25-2036	217,403	216,911
FNMA Series 2007-101 Class A2 (30 Day Average U.S. SOFR+0.36%)±	4.42	6-27-2036	32,164	32,417
FNMA Series 2007-W10 Class 2A±±	6.11	8-25-2047	57,429	57,861
FNMA Series 2008-17 Class DP	4.75	2-25-2038	28,045	27,967
The accompanying notes are an integral part of these financial statements.
Allspring Government Securities Fund | 5

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA Series 2010-136 Class FA (30 Day Average U.S. SOFR+0.61%)±	4.26%	12-25-2040	$333,091	$331,822
FNMA Series 2011-110 Class FE (30 Day Average U.S. SOFR+0.51%)±	4.16	4-25-2041	10,753	10,749
FNMA Series 2011-128 Class FK (30 Day Average U.S. SOFR+0.46%)±	4.11	7-25-2041	27,806	27,778
FNMA Series 2013-114 Class LM	4.00	3-25-2042	510,704	486,063
FNMA Series 2014-17 Class FE (30 Day Average U.S. SOFR+0.66%)±	4.31	4-25-2044	720,987	719,614
FNMA Series 2014-20 Class TM±±	4.50	4-25-2044	200,816	30,543
FNMA Series 2017-M2 Class A2±±	2.96	2-25-2027	4,297,402	4,270,908
FNMA Series 2018-M1 Class A2±±	3.08	12-25-2027	504,890	496,460
FNMA Series 2018-M13 Class A2±±	3.89	9-25-2030	300,454	290,614
FNMA Series 2019-M5 Class A2	3.27	2-25-2029	4,522,600	4,390,370
GNMA	2.00	3-20-2052	2,839,897	2,278,717
GNMA	2.50	9-20-2051	1,181,818	988,741
GNMA	2.50	3-20-2052	3,536,184	2,959,271
GNMA	2.50	4-20-2052	2,371,150	1,984,307
GNMA	3.00	11-20-2045	2,107,013	1,869,705
GNMA	3.00	4-20-2051	1,595,380	1,389,879
GNMA	3.50	12-20-2047	1,871,268	1,687,727
GNMA	3.50	7-20-2051	1,571,643	1,411,830
GNMA	4.00	12-20-2047	1,268,777	1,180,230
GNMA	4.25	6-20-2036	133,630	129,941
GNMA	4.50	8-20-2049	268,375	256,544
GNMA	4.50	9-20-2052	809,362	770,436
GNMA	4.50	3-20-2053	1,073,494	1,019,986
GNMA	5.00	7-20-2040	271,474	270,445
GNMA	5.00	9-20-2052	1,435,302	1,400,497
GNMA	5.00	6-20-2053	2,169,870	2,117,904
GNMA	5.00	11-20-2054	3,965,413	3,862,232
GNMA	5.50	4-20-2053	1,739,834	1,742,155
GNMA	5.50	1-20-2055	3,549,742	3,536,529
GNMA	5.50	10-20-2055	4,312,873	4,287,799
GNMA	6.00	8-20-2034	8,861	9,114
GNMA	6.00	9-20-2054	1,093,037	1,111,176
GNMA	6.00	5-20-2056	3,499,291	3,551,661
GNMA	6.50	5-15-2031	349	355
GNMA	6.50	9-20-2033	8,048	8,337
GNMA	7.00	4-15-2031	27	27
GNMA	7.00	8-15-2031	9,718	9,935
GNMA	7.00	3-15-2032	7,604	7,710
GNMA Series 2005-23 Class IOƒ±±	0.00	6-17-2045	107,343	0
GNMA Series 2006-32 Class XMƒ±±	0.14	11-16-2045	714,448	1,977
GNMA Series 2008-22 Class XMƒ±±	1.38	2-16-2050	2,589,503	22,110
GNMA Series 2012-H12 Class HD	2.00	5-20-2062	16,733	14,977
GNMA Series 2018-H01 Class BF (U.S. SOFR 1 Month+0.51%)±	4.18	1-20-2068	542,939	542,091
GNMA Series 2019-H06 Class HIƒ±±	1.77	4-20-2069	229,968	844
GNMA Series 2023-64 Class MD	5.50	12-20-2049	1,740,120	1,754,317
The accompanying notes are an integral part of these financial statements.
6 | Allspring Government Securities Fund

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
GNMA Series 2024-4 Class EA	5.00%	1-20-2052	$921,262	$923,416
Resolution Funding Corp. Principal STRIPS¤	0.00	1-15-2030	9,300,000	7,987,026
TVA Principal STRIPS¤	0.00	6-15-2035	2,448,000	1,557,320
Total agency securities (Cost $231,285,312)				217,722,709
Asset-backed securities: 0.45%
Navient Student Loan Trust Series 2019-2A Class A2 (30 Day Average U.S. SOFR+1.11%)144A±	4.76	2-27-2068	1,533,744	1,544,372
Total asset-backed securities (Cost $1,533,744)				1,544,372
Corporate bonds and notes: 2.71%
Consumer, non-cyclical: 0.67%
Commercial services: 0.67%
Rockefeller Foundation Series 2020	2.49	10-1-2050	4,000,000	2,320,120
Financial: 1.13%
REITs: 1.13%
American Tower Trust #1144A	3.65	3-23-2028	4,000,000	3,914,267
Government securities: 0.14%
Multi-national: 0.14%
International Bank for Reconstruction & Development Series C¤	0.00	3-11-2031	615,000	494,694
Utilities: 0.77%
Electric: 0.77%
CenterPoint Energy Restoration Bond Co. III LLC Series A-1	3.90	12-15-2031	2,685,000	2,641,261
Total corporate bonds and notes (Cost $11,249,389)				9,370,342
Non-agency mortgage-backed securities: 4.18%
Angel Oak Mortgage Trust Series 2020-4 Class A1144A±±	1.47	6-25-2065	140,865	136,560
Angel Oak Mortgage Trust Series 2024-1 Class A2	5.21	8-25-2068	1,206,895	1,202,935
Arroyo Mortgage Trust Series 2019-1 Class A1144A±±	3.81	1-25-2049	383,275	375,000
Benchmark Mortgage Trust Series 2018-B1 Class A4	3.40	1-15-2051	21,406	20,974
Benchmark Mortgage Trust Series 2019-B9 Class A5	4.02	3-15-2052	784,571	762,770
BRAVO Residential Funding Trust Series 2020-RPL1 Class A1144A±±	2.50	5-26-2059	177,475	176,365
BX Trust Series 2019-OC11 Class A144A	3.20	12-9-2041	3,030,000	2,845,282
CD Mortgage Trust Series 2017-CD6 Class A5	3.46	11-13-2050	2,340,000	2,306,675
GCAT Trust Series 2022-HX1 Class A1144A±±	2.89	12-27-2066	538,094	489,417
Legacy Mortgage Asset Trust Series 2020-RPL1 Class A1144A±±	3.00	9-25-2059	1,321,924	1,257,388
New Residential Mortgage Loan Trust Series 2020-NQM2 Class A1144A±±	1.65	5-24-2060	87,556	86,137
Starwood Mortgage Residential Trust Series 2021-6 Class A1144A±±	1.92	11-25-2066	2,526,509	2,136,198
UBS Commercial Mortgage Trust Series 2017-C5 Class A5	3.47	11-15-2050	2,581,000	2,533,006
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02	4-25-2064	132,610	126,429
Total non-agency mortgage-backed securities (Cost $15,355,502)				14,455,136
The accompanying notes are an integral part of these financial statements.
Allspring Government Securities Fund | 7

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities: 21.67%
U.S. Treasury Bonds	4.38%	8-15-2043	$5,139,000	$4,671,672
U.S. Treasury Bonds	4.63	11-15-2045	550,000	509,180
U.S. Treasury Bonds	4.63	2-15-2046	8,127,000	7,518,745
U.S. Treasury Bonds	4.63	5-15-2054	1,550,000	1,405,656
U.S. Treasury Bonds	4.63	11-15-2055	2,995,000	2,716,091
U.S. Treasury Bonds	4.75	11-15-2043	1,130,000	1,074,030
U.S. Treasury Bonds	4.75	11-15-2053	2,440,000	2,256,237
U.S. Treasury Bonds	4.75	5-15-2055	2,754,000	2,548,311
U.S. Treasury Bonds	4.75	8-15-2055	1,147,000	1,061,333
U.S. Treasury Bonds	5.00	5-15-2045	1,973,000	1,919,359
U.S. Treasury Notes	3.38	11-30-2027	9,076,000	8,976,377
U.S. Treasury Notes	3.50	10-31-2027	2,920,000	2,894,450
U.S. Treasury Notes	3.63	8-31-2027	6,870,000	6,830,820
U.S. Treasury Notes	3.75	1-31-2031	1,644,000	1,596,221
U.S. Treasury Notes	3.88	7-31-2030	12,960,000	12,690,675
U.S. Treasury Notes	4.13	5-31-2031	5,503,000	5,417,875
U.S. Treasury Notes	4.38	5-15-2036	1,190,000	1,156,531
U.S. Treasury Notes	4.63	8-15-2036	1,742,000	1,725,397
U.S. Treasury Principal STRIPS¤	0.00	5-15-2039	7,980,000	4,306,370
U.S. Treasury STRIPS¤	0.00	5-15-2040	7,275,000	3,607,768
Total U.S. Treasury securities (Cost $80,970,706)				74,883,098

	Yield	Shares
Short-term investments: 7.38%
Investment companies: 3.20%
Allspring Government Money Market Fund Select Class♠∞	3.60	11,048,031	11,048,031

				Principal
U.S. Treasury securities: 4.18%
U.S. Treasury Bills☼		3.54	9-24-2026	$7,000,000	6,983,702
U.S. Treasury Bills☼		3.58	10-13-2026	7,500,000	7,467,653
					14,451,355
Total short-term investments (Cost $25,499,614)					25,499,386
Total investments in securities (Cost $365,894,267)	99.38%				343,475,043
Other assets and liabilities, net	0.62				2,134,017
Total net assets	100.00%				$345,609,060

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

ƒ
Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
☼	Zero coupon security. The rate represents the current yield to maturity.

The accompanying notes are an integral part of these financial statements.
8 | Allspring Government Securities Fund

Portfolio of investments—August 31, 2026

Abbreviations:
COFI	Cost of Funds Index
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real estate investment trust
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
SOFR	Secured Overnight Financing Rate
STRIPS	Separate trading of registered interest and principal of securities
TVA	Tennessee Valley Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$13,228,375	$177,060,378	$(179,240,722)	$0	$0	$11,048,031	11,048,031	$420,628
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	307	12-21-2026	$33,308,708	$33,050,469	$0	$(258,239)
Ultra U.S. Treasury Bond	101	12-21-2026	11,242,460	11,113,156	0	(129,304)
2-Year U.S. Treasury Notes	188	12-31-2026	38,685,707	38,584,063	0	(101,644)
Short
Ultra 10-Year U.S. Treasury Notes	(102)	12-21-2026	(11,267,595)	(11,161,031)	106,564	0
5-Year U.S. Treasury Notes	(20)	12-31-2026	(2,127,032)	(2,114,063)	12,969	0
					$119,533	$(489,187)
The accompanying notes are an integral part of these financial statements.
Allspring Government Securities Fund | 9

Statement of assets and liabilities—August 31, 2026
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $354,846,236)	$332,427,012
Investments in affiliated securities, at value (cost $11,048,031)	11,048,031
Cash at broker segregated for futures contracts	2,666,000
Receivable for interest	1,357,887
Receivable for Fund shares sold	155,713
Principal paydown receivable	39,938
Receivable for daily variation margin on open futures contracts	35,500
Prepaid expenses and other assets	38,030
Total assets	347,768,111
Liabilities
Cash due to broker	796,875
Overdraft due to custodian bank	405,708
Dividends payable	365,741
Payable for Fund shares redeemed	270,774
Payable for daily variation margin on open futures contracts	136,516
Management fee payable	107,313
Administration fees payable	29,013
Shareholder servicing fees payable	22,557
Trustees’ fees and expenses payable	153
Accrued expenses and other liabilities	24,401
Total liabilities	2,159,051
Total net assets	$345,609,060
Net assets consist of
Paid-in capital	$446,233,423
Total distributable loss	(100,624,363)
Total net assets	$345,609,060
Computation of net asset value and offering price per share
Net assets–Class A	$106,667,704
Shares outstanding–Class A1	11,089,576
Net asset value per share–Class A	$9.62
Maximum offering price per share – Class A2	$10.07
Net assets–Institutional Class	$238,941,356
Shares outstanding–Institutional Class[1]	24,848,670
Net asset value per share–Institutional Class	$9.62
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Government Securities Fund

Statement of operations—year ended August 31, 2026
Statement of operations
Investment income
Interest	$13,583,599
Income from affiliated securities	420,628
Total investment income	14,004,227
Expenses
Management fee	1,616,335
Administration fees
Class A	172,572
Class C	336 [1]
Administrator Class	2,003 [2]
Institutional Class	192,426
Shareholder servicing fees
Class A	288,006
Class C	558 [1]
Administrator Class	4,929 [2]
Distribution fee
Class C	1,668 [1]
Custody and accounting fees	18,573
Professional fees	84,405
Registration fees	82,873
Shareholder report expenses	39,654
Trustees’ fees and expenses	11,080
Other fees and expenses	22,649
Total expenses	2,538,067
Less: Fee waivers and/or expense reimbursements
Fund-level	(292,361)
Class A	(64,314)
Institutional Class	(102,110)
Net expenses	2,079,282
Net investment income	11,924,945
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	437,584
Futures contracts	(1,469,982)
Net realized losses on investments	(1,032,398)
Net change in unrealized gains (losses) on
Unaffiliated securities	(4,293,303)
Futures contracts	(512,039)
Net change in unrealized gains (losses) on investments	(4,805,342)
Net realized and unrealized gains (losses) on investments	(5,837,740)
Net increase in net assets resulting from operations	$6,087,205
1 For the period from September 1, 2025 to November 14, 2025. Effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares and are no longer offered by the Fund.
2 For the period from September 1, 2025 to September 12, 2025. Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring Government Securities Fund | 11

Statement of changes in net assets
Statement of changes in net assets
	Year ended August 31, 2026		Year ended August 31, 2025
Operations
Net investment income		$11,924,945		$13,421,647
Net realized losses on investments		(1,032,398)		(9,716,557)
Net change in unrealized gains (losses) on investments		(4,805,342)		4,833,758
Net increase in net assets resulting from operations		6,087,205		8,538,848
Distributions to shareholders from
Net investment income and net realized gains
Class A		(3,568,696)		(4,064,222)
Class C		(5,301)[1]		(28,200)
Administrator Class		(68,538)[2]		(1,898,277)
Institutional Class		(8,111,366)		(7,494,872)
Total distributions to shareholders		(11,753,901)		(13,485,571)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	851,591	8,359,246	1,401,008	13,576,674
Class C	39 [1]	379 [1]	47,076	456,890
Administrator Class	26,400 [2]	259,933 [2]	1,170,373	11,350,693
Institutional Class	6,468,344	63,534,773	9,863,068	95,248,853
		72,154,331		120,633,110
Reinvestment of distributions
Class A	325,519	3,193,553	363,604	3,533,230
Class C	350 [1]	3,454 [1]	2,139	20,771
Administrator Class	0 [2]	0 [2]	192,084	1,865,350
Institutional Class	437,059	4,286,212	401,116	3,895,273
		7,483,219		9,314,624
Payment for shares redeemed
Class A	(3,089,604)	(30,389,780)	(4,091,533)	(39,871,703)
Class C	(1,031)[1]	(10,214)[1]	(54,247)	(526,384)
Administrator Class	(327,021)[2]	(3,233,456)[2]	(1,827,475)	(17,686,542)
Institutional Class	(7,439,885)	(73,141,893)	(16,398,918)	(158,124,195)
		(106,775,343)		(216,208,824)
1 For the period from September 1, 2025 to November 14, 2025
2 For the period from September 1, 2025 to September 12, 2025
The accompanying notes are an integral part of these financial statements.
12 | Allspring Government Securities Fund

Statement of changes in net assets
Statement of changes in net assets
	Year ended August 31, 2026		Year ended August 31, 2025
	Shares		Shares
Share conversions
Class A	108,434 [3]	$1,068,710 [3]	0	$0
Class C	(108,430)[3]	(1,068,710)[3]	0	0
Administrator Class	(5,462,529)[4]	(54,009,113)[4]	0	0
Institutional Class	5,461,810 [4]	54,009,113 [4]	0	0
		0		0
Net decrease in net assets resulting from capital share transactions		(27,137,793)		(86,261,090)
Total decrease in net assets		(32,804,489)		(91,207,813)
Net assets
Beginning of period		378,413,549		469,621,362
End of period		$345,609,060		$378,413,549
3 Effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares and are no longer offered by the Fund.
4 Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring Government Securities Fund | 13

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Class A	2026	2025	2024	2023	2022
Net asset value, beginning of period	$9.78	$9.86	$9.56	$10.11	$11.49
Net investment income	0.31 [1]	0.30 [1]	0.29 [1]	0.24 [1]	0.14
Net realized and unrealized gains (losses) on investments	(0.17)	(0.08)	0.30	(0.56)	(1.39)
Total from investment operations	0.14	0.22	0.59	(0.32)	(1.25)
Distributions to shareholders from
Net investment income	(0.30)	(0.30)	(0.29)	(0.23)	(0.13)
Net asset value, end of period	$9.62	$9.78	$9.86	$9.56	$10.11
Total return[2]	1.43%	2.32%	6.35%	(3.14)%	(10.95)%
Ratios to average net assets (annualized)
Gross expenses	0.92%	0.93%	0.90%	0.91%	0.89%
Net expenses	0.78%	0.81%	0.84%	0.85%	0.84%
Net investment income	3.12%	3.10%	3.02%	2.42%	1.28%
Supplemental data
Portfolio turnover rate	56%	103%	77%	152%	309%
Net assets, end of period (000s omitted)	$106,668	$126,146	$150,148	$165,441	$196,839

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
14 | Allspring Government Securities Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Institutional Class	2026	2025	2024	2023	2022
Net asset value, beginning of period	$9.78	$9.86	$9.56	$10.10	$11.48
Net investment income	0.33 [1]	0.33 [1]	0.32 [1]	0.28 [1]	0.17
Net realized and unrealized gains (losses) on investments	(0.16)	(0.08)	0.31	(0.55)	(1.38)
Total from investment operations	0.17	0.25	0.63	(0.27)	(1.21)
Distributions to shareholders from
Net investment income	(0.33)	(0.33)	(0.33)	(0.27)	(0.17)
Net asset value, end of period	$9.62	$9.78	$9.86	$9.56	$10.10
Total return[2]	1.74%	2.66%	6.73%	(2.69)%	(10.63)%
Ratios to average net assets (annualized)
Gross expenses	0.60%	0.61%	0.59%	0.58%	0.56%
Net expenses	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income	3.42%	3.43%	3.38%	2.83%	1.66%
Supplemental data
Portfolio turnover rate	56%	103%	77%	152%	309%
Net assets, end of period (000s omitted)	$238,941	$194,841	$256,937	$316,449	$255,952

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Government Securities Fund | 15

Notes to financial statements
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Government Securities Fund (the “Fund”) which is a diversified series of the Trust.
Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares in a tax-free conversion. Shareholders of Administrator Class received Institutional Class shares at a value equal to the value of their Administrator Class shares immediately prior to the conversion. Administrator Class shares are no longer offered by the Fund. Additionally, effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares in a tax-free conversion. Shareholders of Class C received Class A shares at a value equal to the value of their Class C shares immediately prior to the conversion. Class C shares are no longer offered by the Fund.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of assets and liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of operations.
16 | Allspring Government Securities Fund

Notes to financial statements
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through To Be Announced (TBA) mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of August 31, 2026, the aggregate cost of all investments for federal income tax purposes was $368,359,842 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$434,270
Gross unrealized losses	(25,688,723)
Net unrealized losses	$(25,254,453)
As of August 31, 2026, the Fund had capital loss carryforwards which consist of $34,101,517 in short-term capital losses and $41,153,683 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
Allspring Government Securities Fund | 17

Notes to financial statements
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$217,722,709	$0	$217,722,709
Asset-backed securities	0	1,544,372	0	1,544,372
Corporate bonds and notes	0	9,370,342	0	9,370,342
Non-agency mortgage-backed securities	0	14,455,136	0	14,455,136
U.S. Treasury securities	66,968,960	7,914,138	0	74,883,098
Short-term investments
Investment companies	11,048,031	0	0	11,048,031
U.S. Treasury securities	14,451,355	0	0	14,451,355
	92,468,346	251,006,697	0	343,475,043
Futures contracts	119,533	0	0	119,533
Total assets	$92,587,879	$251,006,697	$0	$343,594,576
Liabilities
Futures contracts	$489,187	$0	$0	$489,187
Total liabilities	$489,187	$0	$0	$489,187
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. For futures contracts, the current day’s variation margin is reported on the Statement of assets and liabilities. All other assets and liabilities are reported at their fair value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At August 31, 2026, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds
18 | Allspring Government Securities Fund

Notes to financial statements
Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.450%
Next $500 million	0.425
Next $2 billion	0.400
Next $2 billion	0.375
Next $5 billion	0.340
Over $10 billion	0.320
For the year ended August 31, 2026, the management fee was equivalent to an annual rate of 0.45% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.14%
Class C	0.15
Administrator Class	0.10
Institutional Class	0.08
Prior to July 1, 2026, the class-level administration fee for Class A was 0.15% of its average daily net assets.
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through December 31, 2026 (December 31, 2027 for Class A) to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of August 31, 2026, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.82%
Institutional Class	0.48
Prior to July 1, 2026, the Fund’s expenses were capped at 0.84% for Class A.
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended August 31, 2026, Allspring Funds Distributor received $878 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the year ended August 31, 2026.
Allspring Government Securities Fund | 19

Notes to financial statements
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended August 31, 2026.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the year ended August 31, 2026 were as follows:
Purchases at cost		Sales Proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$187,320,888	$2,684,962	$187,373,453	$1,019,318
6.DERIVATIVE TRANSACTIONS
During the year ended August 31, 2026, the Fund entered into futures contracts to manage duration and yield curve exposures. The Fund had an average notional amount of $90,582,792 in long futures contracts and $4,369,482 in short futures contracts during the year ended August 31, 2026.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds, is a party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended August 31, 2026, there were no borrowings by the Fund under the agreement.
8.DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended August 31
	2026	2025
Ordinary income	$11,753,901	$13,485,571
As of August 31, 2026, the components of distributable loss on a tax basis were as follows:

Undistributed ordinary income	Unrealized losses	Capital loss carryforward	Total
$260,878	$(25,254,453)	$(75,255,200)	$(100,248,775)
Temporary differences between book-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
9.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without
20 | Allspring Government Securities Fund

Notes to financial statements
the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
Allspring Government Securities Fund | 21

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Government Securities Fund (the Fund), a series of Allspring Funds Trust, including the portfolio of investments, as of August 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian, transfer agent and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
October 23, 2026
22 | Allspring Government Securities Fund

Other information (unaudited)
Other information
Tax information
For the fiscal year ended August 31, 2026, $11,795,117 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For the fiscal year ended August 31, 2026, 26% of the ordinary income distributed was derived from interest on U.S. government securities.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Government Securities Fund | 23

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

24 | Allspring Government Securities Fund

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 18-20, 2026 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Government Securities Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2026, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2026. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above conferred with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, recent changes in such senior management, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates, including the Sub-Adviser.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Adviser’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring Government Securities Fund | 25

Other information (unaudited)
and as the Fund’s valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2025. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Institutional Class) was higher than the average investment performance of the Universe for the three-, five-, and ten-year periods under review, and lower than the average investment performance of the Universe for the one-year period under review. The Board also noted that the investment performance of the Fund was in range of the investment performance of its benchmark index, the Bloomberg U.S. Aggregate ex Credit Index, for all periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising the expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than or equal to the median net operating expense ratios of the expense Groups for each share class. The Board also noted management’s proposal to reduce the expense cap for Class A shares of the Fund and noted management’s proposal to reduce the class-level administrative services fee paid under the Fund’s Class-Level Administration Agreement applicable to Class A shares, which are expected to reduce the Fund’s net operating expense ratio for such share class.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not the class level.
Among other information reviewed by the Board was a comparison of the Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were equal to or in range of the sum of the average rates for the expense Groups for each share class. The Board also took into consideration management’s proposal to revise the management fee schedule for the Fund, which would add an additional breakpoint to the fee schedule. The Board also noted management’s proposal to reduce the expense cap for Class A shares of the Fund and noted management’s proposal to reduce the class-level administrative services fee paid under the Fund’s Class-Level Administration Agreement applicable to Class A shares, which are expected to reduce the Fund’s net operating expense ratio for such share class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

26 | Allspring Government Securities Fund

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of a fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to the Fund and shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring Government Securities Fund | 27

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR3004 08-26

Allspring Core Plus Bond Fund
Long Form Financial Statements
Annual Report
August 31, 2026

Allspring Core Plus Bond Fund | 1

Portfolio of investments—August 31, 2026
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 30.01%
FHLMC	2.00%	10-1-2051	$36,189,839	$28,498,852
FHLMC	2.00	1-1-2052	32,736,294	25,738,944
FHLMC	2.00	3-1-2052	22,289,944	17,523,504
FHLMC	2.00	6-1-2052	7,341,024	5,765,387
FHLMC	2.50	9-1-2050	8,553,166	6,999,256
FHLMC	2.50	12-1-2050	23,373,812	19,116,905
FHLMC	2.50	6-1-2051	96,539,505	78,976,596
FHLMC	2.50	11-1-2051	7,908,738	6,578,714
FHLMC	2.50	4-1-2052	25,604,810	21,062,572
FHLMC	3.00	9-1-2034	186,046	176,519
FHLMC	3.00	6-1-2050	392,332	341,279
FHLMC	3.00	7-1-2050	1,213,808	1,055,859
FHLMC	3.00	8-1-2050	1,724,473	1,490,932
FHLMC	3.00	11-1-2050	22,779,906	19,471,540
FHLMC	3.00	3-1-2052	203,914	175,505
FHLMC	3.00	5-1-2052	16,862,015	14,491,523
FHLMC	3.00	6-1-2052	429,502	367,437
FHLMC	3.00	6-1-2053	14,187,088	12,130,876
FHLMC	3.50	7-1-2038	9,930,928	9,356,930
FHLMC	3.50	12-1-2045	746,717	679,787
FHLMC	3.50	5-1-2052	79,690	71,069
FHLMC	4.00	6-1-2037	1,835,770	1,772,231
FHLMC	4.00	4-1-2038	10,377,583	9,998,587
FHLMC	4.00	6-1-2044	444,902	419,107
FHLMC	4.00	5-1-2049	755,481	700,559
FHLMC	4.00	6-1-2052	4,666,921	4,286,236
FHLMC	4.00	8-1-2052	6,480,538	5,950,754
FHLMC	4.00	11-1-2053	17,734,047	16,259,768
FHLMC	4.00	5-1-2054	12,551,503	11,482,272
FHLMC	4.50	5-1-2053	11,178,182	10,565,536
FHLMC	5.00	6-1-2036	50,707	50,678
FHLMC	5.00	8-1-2040	57,541	57,422
FHLMC	5.00	7-1-2052	16,328,350	15,904,547
FHLMC	5.00	11-1-2052	14,382,784	14,009,590
FHLMC	5.00	5-1-2053	10,256,916	9,955,524
FHLMC	5.00	12-1-2053	9,362,763	9,092,650
FHLMC	5.00	12-1-2054	16,308,829	15,802,564
FHLMC	5.00	2-1-2056	83,765,549	80,858,775
FHLMC	5.00	5-1-2056	86,177,429	83,177,266
FHLMC	5.50	8-1-2038	14,314	14,594
FHLMC	5.50	12-1-2038	114,143	116,380
FHLMC	5.50	6-1-2040	195,388	199,274
FHLMC	5.50	11-1-2052	83,976	83,978
FHLMC	5.50	3-1-2053	55,729,816	55,571,192
FHLMC	5.50	9-1-2053	17,346,678	17,240,788
FHLMC	5.50	1-1-2054	48,203,862	47,983,032
FHLMC	5.50	2-1-2055	14,579,870	14,487,319
FHLMC	5.50	9-1-2055	45,771,857	45,339,024
The accompanying notes are an integral part of these financial statements.
2 | Allspring Core Plus Bond Fund

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC	6.00%	5-1-2054	$21,845,347	$22,181,927
FHLMC	6.00	7-1-2054	187,431	189,980
FHLMC	6.00	9-1-2054	8,860,984	8,996,511
FHLMC	6.00	12-1-2055	32,159,449	32,650,079
FHLMC	6.50	7-1-2055	37,775,826	38,926,951
FHLMC	8.00	2-1-2030	17	18
FHLMC Structured Pass-Through Certificates Series T-42 Class A5	7.50	2-25-2042	642,338	679,322
FHLMC Structured Pass-Through Certificates Series T-57 Class 2A1±±	4.92	7-25-2043	20,383	19,830
FHLMC Structured Pass-Through Certificates Series T-59 Class 2A1±±	4.21	10-25-2043	87,424	84,966
FHLMC Whole Loan Securities Trust Series 2015-SC01 Class 1A	3.50	5-25-2045	79,918	73,394
FHLMC (RFUCCT1Y+1.33%)±	5.58	1-1-2036	2,010	2,026
FNMA	2.00	4-1-2051	20,723,232	16,164,758
FNMA	2.00	5-1-2051	64,355,956	50,724,044
FNMA	2.00	8-1-2051	9,685,564	7,627,208
FNMA	2.00	10-1-2051	110,041,744	86,678,671
FNMA	2.00	12-1-2051	8,755,812	6,882,834
FNMA	2.00	1-1-2052	21,407,454	16,820,667
FNMA	2.00	2-1-2052	29,413,975	23,142,469
FNMA	2.00	6-1-2052	2,421,061	1,901,418
FNMA	2.50	12-1-2050	15,983,427	13,072,479
FNMA	2.50	12-1-2051	30,868,728	25,245,629
FNMA	2.50	1-1-2052	8,777,466	7,225,740
FNMA	2.50	2-1-2052	14,696,181	12,018,531
FNMA	2.50	3-1-2052	13,906,333	11,440,456
FNMA	3.00	11-1-2045	399,124	352,322
FNMA	3.00	12-1-2045	1,015,746	896,637
FNMA	3.00	12-1-2046	554,889	486,580
FNMA	3.00	8-1-2050	1,436,984	1,239,363
FNMA	3.00	10-1-2051	17,770,800	15,296,908
FNMA	3.00	11-1-2051	30,198,258	25,934,347
FNMA	3.00	1-1-2052	6,482,391	5,535,937
FNMA	3.00	2-1-2052	6,121,239	5,269,572
FNMA	3.00	6-1-2052	17,589,042	15,024,380
FNMA	3.00	8-1-2052	19,537,289	16,707,984
FNMA%%	3.00	9-14-2056	10,650,000	9,076,143
FNMA	3.50	12-1-2037	10,761,231	10,139,242
FNMA	3.50	10-1-2043	426,104	391,993
FNMA	3.50	4-1-2045	59,574	54,160
FNMA	3.50	8-1-2045	885,870	805,366
FNMA	3.50	3-1-2048	1,908,345	1,720,846
FNMA	3.50	6-1-2052	43,573,727	38,764,500
FNMA	3.50	8-1-2052	8,391,622	7,450,295
FNMA	3.50	9-1-2052	17,937,887	15,956,657
FNMA	3.62	3-1-2029	413,714	403,361
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 3

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA	4.00%	8-1-2037	$3,748,083	$3,618,355
FNMA	4.00	9-1-2037	3,593,386	3,468,901
FNMA	4.00	1-1-2038	3,356,460	3,240,287
FNMA	4.00	11-1-2039	6,149,135	5,914,075
FNMA	4.00	2-1-2046	108,477	101,841
FNMA	4.00	4-1-2046	607,168	566,619
FNMA	4.00	6-1-2048	628,460	583,641
FNMA	4.00	2-1-2050	841,818	780,500
FNMA	4.00	10-1-2052	41,807,791	38,411,521
FNMA	4.00	6-1-2053	22,086,019	20,283,043
FNMA	4.00	9-1-2053	10,939,354	10,032,193
FNMA	4.50	11-1-2048	560,795	537,563
FNMA	4.50	6-1-2052	34,040,924	32,260,491
FNMA	4.50	9-1-2052	30,163,501	28,582,005
FNMA	4.50	4-1-2053	28,300,845	26,747,119
FNMA	5.00	2-1-2036	5,794	5,783
FNMA%%	5.00	9-15-2039	3,685,000	3,666,074
FNMA	5.00	6-1-2040	16,993	16,936
FNMA	5.00	8-1-2040	422,958	421,526
FNMA	5.00	3-1-2053	5,090,617	4,941,033
FNMA	5.00	11-1-2054	26,823,459	25,980,004
FNMA	5.00	11-1-2055	22,903,332	22,108,556
FNMA	5.00	4-1-2056	35,645,350	34,497,254
FNMA	5.00	7-1-2056	20,948,936	20,219,624
FNMA	5.50	8-1-2034	21,568	21,889
FNMA	5.50	2-1-2035	6,285	6,379
FNMA	5.50	8-1-2038	132,928	134,768
FNMA	5.50	2-1-2053	31,876,977	31,817,611
FNMA	5.50	6-1-2053	9,854,757	9,820,639
FNMA	5.50	1-1-2054	12,281,637	12,229,643
FNMA	5.50	12-1-2054	16,776,680	16,672,774
FNMA	5.50	1-1-2055	72,641,739	72,186,225
FNMA	5.50	12-1-2055	9,991,949	9,897,462
FNMA	5.50	1-1-2056	14,535,693	14,398,238
FNMA%%	5.50	9-14-2056	193,050,000	191,036,875
FNMA	6.00	10-1-2037	147,827	152,794
FNMA	6.00	11-1-2037	8,424	8,683
FNMA	6.00	6-1-2054	10,577,070	10,743,944
FNMA	6.00	5-1-2055	116,970,967	118,302,760
FNMA	6.00	9-1-2055	14,229,775	14,393,891
FNMA%%	6.00	9-14-2056	107,560,000	108,732,404
FNMA	6.50	7-1-2036	5,284	5,519
FNMA	6.50	11-1-2036	969	1,012
FNMA	6.50	11-1-2054	36,927,748	38,115,775
FNMA	6.50	8-1-2055	39,917,562	41,124,406
FNMA	7.00	7-1-2036	4,032	4,265
FNMA	7.00	11-1-2037	653	693
FNMA (1 Year Treasury Constant Maturity+2.24%)±	5.91	11-1-2038	5,749	5,939
The accompanying notes are an integral part of these financial statements.
4 | Allspring Core Plus Bond Fund

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA (1 Year Treasury Constant Maturity+2.30%)±	6.04%	8-1-2036	$114,886	$118,293
FNMA (RFUCCT1Y+1.61%)±	5.74	5-1-2046	77,811	80,133
FNMA (RFUCCT1Y+1.61%)±	5.86	3-1-2046	122,035	125,546
FNMA (RFUCCT1Y+1.73%)±	6.48	9-1-2036	2,070	2,125
FNMA (RFUCCT1Y+1.81%)±	6.39	8-1-2036	11,707	12,014
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	2,769	2,884
FNMA Series 2003-W14 Class 2A±±	4.89	1-25-2043	77,181	74,303
FNMA Series 2003-W8 Class 4A±±	4.84	11-25-2042	39,424	38,059
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	452,121	466,287
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	89,122	91,191
FNMA Series 2005-W4 Class 3A±±	5.43	6-25-2045	15,655	15,985
GNMA	2.00	1-20-2052	11,950,383	9,589,355
GNMA	2.00	3-20-2052	27,408,393	21,992,334
GNMA	2.50	8-20-2051	66,321,672	55,486,530
GNMA	2.50	9-20-2051	15,018,276	12,564,702
GNMA	2.50	12-20-2051	10,130,338	8,475,319
GNMA	2.50	1-20-2052	16,552,484	13,848,262
GNMA	2.50	3-20-2052	11,880,218	9,942,011
GNMA	2.50	4-20-2052	16,119,029	13,489,278
GNMA	2.50	5-20-2052	26,190,330	21,917,489
GNMA	3.00	11-20-2045	823,767	730,988
GNMA	3.00	4-20-2051	3,710,241	3,232,324
GNMA	3.00	3-20-2052	327,572	285,295
GNMA	3.00	4-20-2052	8,774,600	7,642,136
GNMA	3.00	5-20-2052	51,364,853	44,699,494
GNMA	3.00	6-20-2052	4,647,478	4,047,666
GNMA	3.50	9-20-2047	459,489	414,421
GNMA	3.50	12-20-2047	986,782	889,995
GNMA	3.50	4-20-2052	11,602,906	10,381,428
GNMA	3.50	5-20-2052	4,302,611	3,841,797
GNMA	3.50	8-20-2052	10,408,392	9,293,642
GNMA	3.50	9-20-2052	16,141,372	14,423,132
GNMA	3.50	5-20-2056	9,327,884	8,152,662
GNMA	4.00	12-20-2047	531,466	494,375
GNMA	4.00	11-20-2052	10,670,843	9,819,220
GNMA	4.50	8-20-2049	170,546	163,028
GNMA	4.50	7-20-2052	8,590,907	8,170,646
GNMA	4.50	9-20-2052	5,630,342	5,359,552
GNMA	4.50	3-20-2053	14,095,607	13,393,017
GNMA	4.50	11-20-2054	8,198,232	7,732,596
GNMA	4.50	4-20-2055	10,236,881	9,597,129
GNMA	4.50	7-20-2055	11,206,882	10,506,510
GNMA%%	4.50	9-21-2056	47,550,000	44,507,133
GNMA	5.00	7-20-2040	138,375	137,851
GNMA	5.00	9-20-2052	6,579,586	6,420,036
GNMA	5.00	4-20-2053	3,935,501	3,842,746
GNMA	5.00	6-20-2053	12,237,318	11,944,247
GNMA	5.00	8-20-2053	6,596,667	6,437,848
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 5

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
GNMA	5.00%	4-20-2054	$10,670,070	$10,399,151
GNMA	5.00	10-20-2054	13,539,565	13,171,719
GNMA	5.00	11-20-2054	149,324,866	145,439,423
GNMA	5.00	4-20-2056	86,851,865	84,179,632
GNMA	5.50	12-20-2052	9,709,600	9,735,060
GNMA	5.50	4-20-2053	11,184,646	11,199,569
GNMA	5.50	8-20-2054	13,159,412	13,138,282
GNMA	5.50	9-20-2054	49,768,381	49,647,706
GNMA	5.50	12-20-2054	61,124,157	60,952,528
GNMA	5.50	10-20-2055	90,702,538	90,175,227
GNMA%%	5.50	9-21-2056	24,210,000	24,031,015
GNMA	6.00	8-20-2054	35,382,365	35,969,532
GNMA	6.00	9-20-2054	36,075,094	36,673,757
GNMA	6.00	5-20-2056	19,062,708	19,348,000
GNMA	7.50	12-15-2029	73	74
GNMA Series 2008-22 Class XMƒ±±	1.38	2-16-2050	189,267	1,616
Total agency securities (Cost $3,358,948,621)				3,291,460,971
Asset-backed securities: 8.60%
ACHM Mortgage Trust Series 2024-HE1 Class A144A	6.55	5-25-2039	2,686,687	2,728,402
ACHM Trust Series 2023-HE2 Class A144A±±	7.50	10-25-2038	6,739,411	6,865,909
ACHM Trust Series 2024-HE2 Class A144A	5.35	10-25-2039	3,754,381	3,732,897
ACHM Trust Series 2025-HE1 Class A144A±±	5.92	3-25-2055	11,392,661	11,390,543
ACREC LLC Series 2025-FL3 Class A (U.S. SOFR 1 Month+1.31%)144A±	4.95	8-18-2042	9,300,000	9,291,276
Affirm Asset Securitization Trust Series 2024-B Class A144A	4.62	9-15-2029	2,500,000	2,500,408
Aligned Data Centers Issuer LLC Series 2026-1A Class A2I144A	5.91	6-15-2056	5,610,000	5,566,234
ALLO Issuer LLC Series 2024-1A Class A2144A	5.94	7-20-2054	7,595,000	7,622,901
Aqua Finance Issuer Trust Series 2026-A Class A144A	4.76	4-17-2051	6,326,824	6,230,703
Aqua Finance Trust Series 2021-A Class A144A	1.54	7-17-2046	1,294,062	1,177,753
Avant Loans Funding Trust Series 2024-REV1 Class B144A	6.17	10-15-2033	1,240,000	1,246,707
Avis Budget Rental Car Funding AESOP LLC Series 2024-3A Class A144A	5.23	12-20-2030	1,000,000	1,004,371
Avis Budget Rental Car Funding AESOP LLC Series 2025-4A Class A144A	4.40	2-20-2032	24,480,000	23,713,209
Bastion Funding I LLC Series 2023-1A Class A2144A	7.12	4-25-2038	6,858,913	6,881,438
Bayfront IABS VIII Pte. Ltd. Series 8A Class B (U.S. SOFR+1.80%)144A±	5.44	7-11-2047	15,610,000	15,599,440
BHG Owner Loan Trust Series 2026-1CON Class B144A	5.30	6-17-2037	9,815,000	9,736,870
BHG Securitization Trust Series 2021-A Class B144A	2.79	11-17-2033	6,275,892	6,186,056
BHG Securitization Trust Series 2025-1CON Class B144A	5.26	4-17-2036	3,919,015	3,891,848
Blue Bridge Funding LLC Series 2023-1A Class A144A	7.37	11-15-2030	137,387	137,584
Blue Bridge Funding LLC Series 2023-1A Class B144A	9.48	11-15-2030	1,168,000	1,177,628
Bojangles Issuer LLC Series 2024-1A Class A2144A	6.58	11-20-2054	19,056,000	19,248,293
The accompanying notes are an integral part of these financial statements.
6 | Allspring Core Plus Bond Fund

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Cajun Global LLC Series 2025-2A Class A2144A	5.91%	11-20-2055	$6,200,000	$6,140,945
Camber Credit Auto Trust Series 2026-1A Class A144A	5.63	12-15-2031	4,994,894	4,958,725
CCAS LLC Series 2024-1A Class A144A	7.12	6-16-2031	18,589,000	18,688,219
CenterSquare Issuer LLC Series 2024-1A Class A2144A	5.20	10-26-2054	4,885,000	4,721,999
CenterSquare Issuer LLC Series 2025-1A Class A2144A	5.50	3-26-2055	18,370,000	17,819,063
ClickLease Equipment Receivables Trust Series 2024-1 Class C144A	8.40	2-15-2030	210,525	211,111
Cloud Capital Holdco LP Series 2024-1A Class A2144A	5.78	11-22-2049	3,290,000	3,261,484
Cogent IPv4 LLC Series 2024-1A Class A2144A	7.92	5-25-2054	13,920,000	14,204,413
Cogent IPv4 LLC Series 2025-1A Class A2144A	6.65	4-25-2055	21,950,000	21,976,194
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC Series 2025-1A Class A2144A	6.00	5-20-2055	2,820,000	2,842,081
CoreVest American Finance Trust Series 2021-3 Class B144A	2.49	10-15-2054	355,000	352,940
Crockett Partners Equipment Co. IIA LLC Series 2024-1C Class A144A	6.05	1-20-2031	9,311,970	9,334,631
DataBank Issuer LLC Series 2024-1A Class A2144A	5.30	1-26-2054	17,250,000	17,020,709
DataBank Issuer LLC Series 2026-1A Class A2144A	5.81	2-25-2056	18,730,000	18,482,682
DI Issuer LLC Series 2024-1A Class A2144A	5.81	9-15-2054	14,733,359	14,453,973
Diversified ABS X LLC Series 2025-1A Class A1144A	5.95	2-28-2045	3,828,649	3,805,233
Driven Brands Funding LLC Series 2021-1A Class A2144A	2.79	10-20-2051	3,707,078	3,460,018
ECMC Group Student Loan Trust Series 2020-3A Class A1B (30 Day Average U.S. SOFR+1.11%)144A±	4.76	1-27-2070	1,733,689	1,731,381
EdgeConneX Data Centers Issuer LLC Series 2024-1 Class A2144A	6.00	7-27-2054	11,927,189	11,778,800
Edsouth Indenture No. 9 LLC Series 2015-1 Class A (30 Day Average U.S. SOFR+0.91%)144A±	4.56	10-25-2056	457,729	452,499
Enterprise Fleet Financing LLC Series 2023-2 Class A3144A	5.50	4-22-2030	7,185,000	7,218,196
FCR Issuer LLC Series 2026-FL1 Class B (U.S. SOFR 1 Month+2.00%)144A±	5.74	8-19-2043	2,000,000	2,002,346
FIGRE Trust Series 2023-HE1 Class A144A	5.85	3-25-2053	6,740,186	6,773,538
FIGRE Trust Series 2023-HE2 Class A144A±±	6.51	5-25-2053	5,021,219	5,069,312
FIGRE Trust Series 2023-HE3 Class A144A±±	6.44	11-25-2053	1,827,701	1,843,811
FIGRE Trust Series 2024-HE2 Class A144A±±	6.38	5-25-2054	4,322,190	4,378,065
FIGRE Trust Series 2024-HE5 Class A144A±±	5.44	10-25-2054	3,541,494	3,517,014
FIGRE Trust Series 2025-HE1 Class A144A±±	5.83	1-25-2055	2,353,034	2,351,709
FirstKey Homes Trust Series 2021-SFR2 Class B144A	1.61	9-17-2038	8,675,000	8,636,621
Five Guys Holdings, Inc. Series 2023-1A Class A2144A	7.55	1-26-2054	3,122,450	3,164,456
Flexential Issuer LLC Series 2025-1A Class A2144A	6.03	10-25-2060	8,050,000	7,905,657
FREED Mortgage Trust Series 2022-HE1 Class A144A±±	7.00	10-25-2037	3,376,982	3,399,901
FREED Mortgage Trust Series 2022-HE1 Class B144A±±	7.00	10-25-2037	6,890,597	6,946,637
FS Rialto Issuer LLC Series 2026-FL11 Class AS (U.S. SOFR 1 Month+1.65%)144A±	5.30	1-19-2044	23,520,000	23,514,607
FS Rialto Issuer Ltd. Series 2021-FL3 Class B (U.S. SOFR 1 Month+2.41%)144A±	6.05	11-16-2036	3,000,000	3,000,293
Gracie Point International Funding LLC Series 2025-1A Class A (30 Day Average U.S. SOFR+1.50%)144A±	5.12	8-15-2028	1,350,000	1,351,143
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 7

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
GS REFT Issuer Ltd. Series 2026-FL1 Class A (U.S. SOFR 1 Month+1.50%)144A±	5.15%	10-19-2043	$3,975,000	$3,982,270
Hertz Vehicle Financing III LLC Series 2023-2A Class A144A	5.57	9-25-2029	3,695,000	3,710,241
Hertz Vehicle Financing III LLC Series 2023-4A Class A144A	6.15	3-25-2030	10,700,000	10,829,681
Hipgnosis Music Assets LP Series 2022-1 Class A144A	5.00	5-16-2062	15,171,882	15,114,738
Hyundai Auto Receivables Trust Series 2026-A Class C	4.31	6-15-2033	5,135,000	5,001,661
ICG U.S. CLO Ltd. Series 2014-1A Class BR3 (U.S. SOFR 3 Month+1.75%)144A±	5.48	10-20-2034	4,400,000	4,398,680
INCREF LLC Series 2026-FL2 Class B (U.S. SOFR 1 Month+1.95%)144A±	5.60	12-19-2043	14,100,000	14,113,203
Jack in the Box Funding LLC Series 2022-1A Class A2II144A	4.14	2-26-2052	4,732,000	3,962,153
JBHP ABS I LLC	5.39	12-15-2041	3,632,968	3,585,141
Jersey Mike’s Funding LLC Series 2024-1A Class A2144A	5.64	2-15-2055	9,022,600	8,980,409
Jimmy Johns Funding LLC Series 2026-1A Class A2144A	5.69	4-30-2056	7,995,000	7,905,597
Jonah Energy ABS I LLC Series 2022-1 Class A1144A	7.20	12-10-2037	4,536,049	4,575,204
Kinetic ABS Issuer LLC Series 2026-2A Class A2144A	5.83	6-25-2058	8,085,000	8,013,903
Lafayette Federal Credit Union Asset Trust Series 2026- HI1A Class A2144A	5.38	1-25-2046	11,063,934	10,850,930
Lyra Music Assets Delaware LP Series 2024-2A Class A2144A	5.76	12-22-2064	9,247,971	9,257,243
MF1 Ltd. Series 2022-FL8 Class C (U.S. SOFR 1 Month+2.20%)144A±	5.85	2-19-2037	8,750,000	8,728,126
Monroe Capital ABS Funding II Ltd. Series 2023-1A Class A1R144A	6.77	7-22-2034	1,193,287	1,194,368
Navient Private Education Refinance Loan Trust Series 2021-EA Class A144A	0.97	12-16-2069	3,090,485	2,745,167
NBC Funding LLC Series 2024-1A Class A2144A	6.75	7-30-2054	21,922,500	22,204,275
Neighborly Issuer LLC Series 2021-1A Class A2144A	3.58	4-30-2051	7,580,000	7,288,526
New Economy Assets - Phase 1 Sponsor LLC Series 2021-1 Class B1144A	2.41	10-20-2061	3,750,000	2,179,219
NextGear Floorplan Master Owner Trust Series 2024-2A Class A2144A	4.42	9-15-2029	13,650,000	13,624,187
NMABS Issuer I LLC Series 2025-1A Class B144A	5.33	11-22-2055	5,699,294	5,617,881
NMEF Funding LLC Series 2026-A Class C144A	4.71	2-15-2034	3,905,000	3,801,934
Oak Street Investment Grade Net Lease Fund Series 2020-1A Class A5144A	3.39	11-20-2050	5,348,250	3,647,107
Oak Street Investment Grade Net Lease Fund Series 2020-1A Class B1144A	5.11	11-20-2050	3,325,000	2,051,277
Oak Street Investment Grade Net Lease Fund Series 2021-1A Class A3144A	2.80	1-20-2051	4,881,906	2,963,713
OneMain Direct Auto Receivables Trust Series 2025-1A Class A144A	5.36	4-16-2035	6,500,000	6,553,937
OneMain Financial Issuance Trust Series 2020-2A Class A144A	1.75	9-14-2035	407,211	403,408
The accompanying notes are an integral part of these financial statements.
8 | Allspring Core Plus Bond Fund

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
OWN Equipment Fund I LLC Series 2024-2M Class A144A	5.70%	12-20-2032	$15,757,921	$15,616,641
OWN Equipment Fund II LLC Series 2025-1M Class A144A	5.48	9-26-2033	923,816	908,577
OWN Equipment Fund III LLC Series 2025-2M Class A144A	5.42	3-27-2034	14,134,378	13,848,113
Oxford Finance Credit Fund III LP Series 2024-A Class A2144A	6.68	1-14-2032	5,877,096	5,905,266
Pagaya AI Debt Grantor Trust Series 2025-6 Class B144A	4.88	4-15-2033	10,739,010	10,647,440
Pagaya AI Debt Grantor Trust Series 2025-7 Class B144A	5.06	5-15-2033	4,244,243	4,213,619
Pagaya Point of Sale Holdings Grantor Trust Series 2025-1 Class A144A	5.72	1-20-2034	4,000,000	4,015,405
PFS Financing Corp. Series 2024-B Class A144A	4.95	2-15-2029	1,575,000	1,579,261
Planet Fitness Master Issuer LLC Series 2024-1A Class A2I144A	5.77	6-5-2054	22,769,437	22,919,268
Prestige Auto Receivables Trust Series 2024-2A Class B144A	4.56	2-15-2029	1,172,475	1,171,894
Prosper Credit Card Issuer LLC Series 2026-1A Class A144A	5.34	7-15-2036	5,505,000	5,493,823
PureWest ABS Issuer LLC	5.69	4-5-2040	3,185,382	3,143,078
RCKT Mortgage Trust Series 2023-CES3 Class A1A144A±±	7.11	11-25-2043	8,485,883	8,490,858
RCKT Mortgage Trust Series 2024-CES2 Class A1A144A±±	6.14	4-25-2044	2,806,570	2,811,499
RCKT Mortgage Trust Series 2025-CES1 Class A1A144A±±	5.65	1-25-2045	289,987	289,972
Retained Vantage Data Centers Issuer LLC Series 2023-1A Class A2A144A	5.00	9-15-2048	16,130,000	15,889,914
Retained Vantage Data Centers Issuer LLC Series 2024-1A Class A2144A	4.99	9-15-2049	22,900,000	22,320,392
Sabey Data Center Issuer LLC Series 2026-1 Class A2144A	5.48	1-20-2051	15,750,000	15,371,672
Saluda Grade Alternative Mortgage Trust Series 2023- FIG3 Class A144A±±	7.07	8-25-2053	5,876,360	5,969,739
Saluda Grade Alternative Mortgage Trust Series 2023- FIG4 Class A144A±±	6.72	11-25-2053	5,729,803	5,792,972
ScaleLogix ABS U.S. Issuer LLC Series 2025-1A Class A2144A	5.67	7-25-2055	1,400,000	1,378,013
SEB Funding LLC Series 2024-1A Class A2144A	7.39	4-30-2054	5,654,141	5,712,862
Service Experts Issuer LLC Series 2021-1A Class B144A	3.28	2-2-2032	6,445,000	6,283,107
Service Experts Issuer LLC Series 2024-1A Class A144A	6.39	11-20-2035	6,916,655	6,991,782
Service Experts Issuer LLC Series 2025-1A Class A144A	5.38	1-20-2037	4,102,943	4,012,282
ServiceMaster Funding LLC Series 2020-1 Class A2II144A	3.34	1-30-2051	2,746,181	2,436,727
SESAC Finance LLC Series 2024-1 Class A2144A	6.42	1-25-2054	2,291,250	2,274,026
SESAC Finance LLC Series 2025-1 Class A2144A	5.50	7-25-2055	5,000,000	4,855,942
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 9

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
SLM Student Loan Trust Series 2003-10A Class A4 (90 Day Average U.S. SOFR+0.93%)144A±	4.57%	12-17-2068	$2,140,185	$2,136,354
Sotheby’s ArtFi Master Trust Series 2026-1A Class B144A	4.90	6-20-2033	4,940,000	4,898,022
SpringCastle America Funding LLC Series 2020-AA Class A144A	1.97	9-25-2037	888,813	839,027
Stack Infrastructure Issuer LLC Series 2024-1A Class A2144A	5.90	3-25-2049	1,500,000	1,506,512
Subway Funding LLC Series 2024-3A Class A2I144A	5.25	7-30-2054	3,458,400	3,372,725
Subway Funding LLC Series 2024-3A Class A23144A	5.91	7-30-2054	2,161,500	2,058,893
Switch ABS Issuer LLC Series 2024-1A Class A2144A	6.28	3-25-2054	4,890,000	4,920,734
Switch ABS Issuer LLC Series 2024-2A Class A2144A	5.44	6-25-2054	13,115,000	12,930,651
Switch ABS Issuer LLC Series 2025-2A Class A22144A	5.37	10-25-2055	20,265,000	19,773,030
Taco Bell Funding LLC Series 2021-1A Class A23144A	2.54	8-25-2051	491,250	425,829
TierPoint Issuer LLC Series 2025-1A Class A2144A	6.15	4-26-2055	1,300,000	1,289,704
Towd Point Mortgage Trust Series 2024-CES1 Class A2144A±±	6.44	1-25-2064	2,769,000	2,769,772
Towd Point Mortgage Trust Series 2025-FIX1 Class A1144A±±	4.97	9-25-2065	15,295,684	15,119,940
TRTX Issuer Ltd. Series 2025-FL6 Class A (U.S. SOFR 1 Month+1.54%)144A±	5.18	9-18-2042	10,000,000	10,022,641
TSC SPV Funding LLC Series 2024-1A Class A2144A	6.29	8-20-2054	7,049,437	7,056,970
Uniti Fiber ABS Issuer LLC Series 2025-1A Class A2144A	5.88	4-20-2055	3,610,000	3,632,173
Venture 44 CLO Ltd. Series 2021-44A Class A1NR (U.S. SOFR 3 Month+1.14%)144A±	4.87	10-20-2034	4,650,000	4,646,554
Venture XXX CLO Ltd. Series 2017-30A Class B (U.S. SOFR 3 Month+1.86%)144A±	5.61	1-15-2031	250,000	250,427
Vital Care Issuer LLC Series 2025-1A Class A2144A	6.74	1-30-2056	6,134,175	6,127,001
Wingstop Funding LLC Series 2024-1A Class A2144A	5.86	12-5-2054	3,800,000	3,827,215
Zaxby’s Funding LLC Series 2021-1A Class A2144A	3.24	7-30-2051	4,674,000	4,461,971
Zayo Issuer LLC Series 2025-2A Class A2144A	5.95	6-20-2055	3,640,000	3,661,637
Zayo Issuer LLC Series 2025-3A Class A2144A	5.57	10-20-2055	18,210,000	17,717,224
Total asset-backed securities (Cost $955,853,575)				943,774,205

	Shares
Common stocks: 0.02%
Financials: 0.00%
Financial services: 0.00%
Unifin Financiera SAB de CV♦†	305,668	0
Health care: 0.02%
Health care providers & services: 0.02%
Modivcare Topco LLC†	413,952	1,966,272
Total common stocks (Cost $1,377,343)		1,966,272
The accompanying notes are an integral part of these financial statements.
10 | Allspring Core Plus Bond Fund

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 22.42%
Basic materials: 0.25%
Chemicals: 0.22%
Celanese U.S. Holdings LLC	7.70%	11-15-2033	$15,085,000	$16,107,612
Chemours Co.144A	8.00	1-15-2033	6,195,000	6,116,262
Westlake Corp.	1.63	7-17-2029	1,679,000	1,840,579
				24,064,453
Iron/steel: 0.03%
Cleveland-Cliffs, Inc.144A	4.88	3-1-2031	3,545,000	3,288,449
Communications: 3.68%
Internet: 0.87%
Alphabet, Inc.	5.45	8-15-2036	12,695,000	12,599,534
Alphabet, Inc.	6.38	8-15-2056	8,405,000	8,459,885
Amazon.com, Inc.	4.88	3-13-2036	1,060,000	1,007,965
Amazon.com, Inc.	5.30	7-9-2036	12,200,000	11,945,386
Amazon.com, Inc.	5.80	3-13-2056	14,330,000	13,218,852
Booking Holdings, Inc.	4.13	5-12-2033	3,927,000	4,579,331
Meta Platforms, Inc.	5.25	5-15-2036	13,995,000	13,448,495
Meta Platforms, Inc.	5.63	11-15-2055	32,890,000	27,464,465
Wayfair LLC144A	6.75	11-15-2032	3,100,000	3,190,706
				95,914,619
Media: 1.16%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	30,480,000	25,416,662
Charter Communications Operating LLC/Charter Communications Operating Capital	2.80	4-1-2031	19,800,000	17,358,462
Charter Communications Operating LLC/Charter Communications Operating Capital	3.85	4-1-2061	6,000,000	3,359,820
Charter Communications Operating LLC/Charter Communications Operating Capital	3.90	6-1-2052	5,420,000	3,295,414
Comcast Corp.	2.94	11-1-2056	7,000,000	3,571,260
Comcast Corp.	5.50	5-15-2064	9,770,000	7,932,654
Discovery Global Holdings, Inc.	4.28	3-15-2032	8,925,000	8,167,000
News Corp.144A	3.88	5-15-2029	26,740,000	25,836,455
News Corp.144A	5.13	2-15-2032	5,405,000	5,248,741
Space Exploration Technologies Corp.144A	5.88	7-15-2036	18,075,000	17,011,829
Time Warner Cable LLC	5.50	9-1-2041	12,015,000	10,002,848
				127,201,145
Telecommunications: 1.65%
APLD ComputeCo 2 LLC144A	6.75	3-15-2031	10,000,000	9,616,700
AT&T, Inc.	3.55	9-15-2055	19,995,000	12,106,773
AT&T, Inc.	5.25	10-30-2036	11,570,000	11,073,300
AT&T, Inc.	5.70	11-1-2054	21,295,000	18,644,837
AT&T, Inc.	6.20	10-30-2056	14,145,000	13,273,668
Beacon Point DC LLC144A	6.13	11-30-2042	12,470,000	11,821,061
HUT 8 DC LLC144A	6.19	11-15-2042	8,965,000	8,706,718
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 11

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Telecommunications(continued)
Level 3 Financing, Inc.144A	7.00%	3-31-2034	$14,325,000	$14,653,043
Sopaipilla Investor LLC144A	7.53	11-30-2048	10,550,000	10,796,659
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC144A	5.15	3-20-2028	5,694,500	5,695,183
SV RNO Property Owner 1 LLC144A	5.88	3-1-2031	17,955,000	16,475,867
Verizon Communications, Inc.	5.00	1-15-2036	25,050,000	23,771,448
Verizon Communications, Inc. (5 Year Treasury Constant Maturity+2.04%)±	6.20	5-14-2056	5,365,000	5,166,710
Verizon Communications, Inc. (5 Year Treasury Constant Maturity+2.30%)±	6.75	2-15-2057	12,100,000	12,073,138
WULF Compute LLC144A	7.75	10-15-2030	6,980,000	7,256,059
				181,131,164
Consumer, cyclical: 2.25%
Airlines: 0.48%
American Airlines Pass-Through Trust Series 2015-1 Class A	3.38	5-1-2027	16,598,066	16,397,893
Delta Air Lines Pass-Through Trust Series 2020-AA Class AA	2.00	6-10-2028	2,516,853	2,436,817
Delta Air Lines, Inc./SkyMiles IP Ltd.144A	4.75	10-20-2028	25,905,000	25,859,148
United Airlines Pass-Through Trust Series 2023-1 Class A	5.80	1-15-2036	7,621,485	7,760,426
				52,454,284
Auto manufacturers: 0.68%
Ford Motor Credit Co. LLC	4.00	11-13-2030	17,500,000	16,367,925
Ford Motor Credit Co. LLC	5.13	11-5-2026	12,630,000	12,641,114
Ford Motor Credit Co. LLC	6.11	8-15-2033	15,350,000	15,334,036
Hyundai Capital America144A	4.50	9-18-2030	12,595,000	12,245,237
Hyundai Capital America144A	5.30	3-19-2027	3,965,000	3,982,129
Hyundai Capital America144A	5.80	4-1-2030	13,590,000	13,834,892
				74,405,333
Auto parts & equipment: 0.05%
Adient Global Holdings Ltd.144A	7.50	2-15-2033	5,870,000	6,078,796
Entertainment: 0.01%
Cinemark USA, Inc.144A	5.25	7-15-2028	700,000	698,348
Home builders: 0.20%
Century Communities, Inc.144A	6.63	9-15-2033	21,490,000	21,753,467
Housewares: 0.01%
Newell Brands, Inc.	6.38	5-15-2030	1,055,000	1,069,844
Leisure time: 0.29%
Carnival Corp. Ltd.144A	6.13	2-15-2033	32,365,000	32,432,643
Retail: 0.32%
Macy’s Retail Holdings LLC144A	5.88	3-15-2030	3,288,000	3,277,412
The accompanying notes are an integral part of these financial statements.
12 | Allspring Core Plus Bond Fund

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Retail(continued)
Macy’s Retail Holdings LLC144A	6.13%	3-15-2032	$2,145,000	$2,147,274
PetSmart LLC/PetSmart Finance Corp.144A	7.50	9-15-2032	13,180,000	13,302,047
QXO Building Products, Inc.144A	6.88	7-15-2034	16,175,000	16,357,616
				35,084,349
Toys/games/hobbies: 0.21%
Mattel, Inc.	5.45	11-1-2041	8,147,000	7,242,113
Mattel, Inc.144A	5.88	12-15-2027	16,020,000	16,024,485
				23,266,598
Consumer, non-cyclical: 2.38%
Agriculture: 0.04%
BAT Capital Corp.	4.76	9-6-2049	5,825,000	4,681,611
Reynolds American, Inc.	7.00	8-4-2041	285,000	302,744
				4,984,355
Commercial services: 0.86%
Block, Inc.144A	6.00	8-15-2033	6,840,000	6,829,877
Block, Inc.	6.50	5-15-2032	5,595,000	5,681,163
GEO Group, Inc.	8.63	4-15-2029	2,190,000	2,277,731
GEO Group, Inc.	10.25	4-15-2031	1,135,000	1,221,351
Global Payments, Inc.	4.88	11-15-2030	25,550,000	24,864,749
Global Payments, Inc.	5.20	11-15-2032	17,545,000	16,944,084
Global Payments, Inc.	5.95	8-15-2052	8,960,000	8,181,376
Mobility Global, Inc.144A	5.45	6-15-2031	9,285,000	9,249,717
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.	5.50	5-15-2033	10,000,000	11,365,761
Toll Road Investors Partnership II LP Series 1999-B (NPFGC Insured)144A¤	0.00	2-15-2027	1,050,000	1,018,740
Toll Road Investors Partnership II LP Series 1999-B (NPFGC Insured)144A¤	0.00	2-15-2028	1,150,000	1,031,412
Upbound Group, Inc.144A	6.38	2-15-2029	5,750,000	5,727,288
				94,393,249
Cosmetics/Personal Care: 0.07%
Haleon U.S. Capital LLC	5.38	8-21-2036	7,515,000	7,473,592
Food: 0.12%
Mars, Inc.144A	5.70	5-1-2055	13,470,000	12,716,892
Healthcare-products: 0.61%
Abbott Laboratories	4.65	3-15-2036	18,415,000	17,455,947
Abbott Laboratories	5.50	3-15-2056	23,450,000	21,960,690
Danaher Corp.	2.50	3-30-2030	1,221,000	1,370,584
Medline Borrower LP144A	3.88	4-1-2029	22,077,000	21,371,861
VSP Optical Group, Inc.144A	5.40	6-1-2033	4,885,000	4,828,432
				66,987,514
Healthcare-services: 0.28%
DaVita, Inc.144A	6.75	7-15-2033	9,775,000	10,002,562
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 13

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Healthcare-services(continued)
UnitedHealth Group, Inc.	4.75%	5-15-2052	$1,675,000	$1,374,388
UnitedHealth Group, Inc.	5.05	4-15-2053	10,975,000	9,398,551
UnitedHealth Group, Inc.	5.63	7-15-2054	10,790,000	10,017,652
				30,793,153
Pharmaceuticals: 0.40%
AbbVie, Inc.	6.00	9-15-2056	5,510,000	5,479,420
Bayer U.S. Finance LLC144A	5.13	7-20-2031	5,815,000	5,765,107
Bayer U.S. Finance LLC144A	5.63	7-20-2036	8,100,000	7,939,296
Eli Lilly & Co.	5.65	10-15-2065	11,415,000	10,762,176
EMD Finance LLC144A	4.63	10-15-2032	14,150,000	13,692,247
				43,638,246
Energy: 1.18%
Energy-alternate sources: 0.01%
TerraForm Power Operating LLC144A	4.75	1-15-2030	925,000	888,379
Oil & gas: 0.05%
APA Corp.	5.25	2-1-2042	5,921,000	5,113,316
Oil & gas services: 0.45%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.	5.00	6-15-2036	40,220,000	38,632,114
Schlumberger Holdings Corp.144A	4.85	5-15-2033	11,430,000	11,226,089
				49,858,203
Pipelines: 0.67%
Energy Transfer LP	5.95	5-15-2054	11,015,000	10,226,987
Energy Transfer LP (5 Year Treasury Constant Maturity+4.02%)±	8.00	5-15-2054	3,575,000	3,747,244
Harvest Midstream I LP144A	6.75	5-15-2034	15,155,000	15,373,838
Harvest Midstream I LP144A	7.50	5-15-2032	1,415,000	1,466,322
MPLX LP	5.30	4-1-2036	10,845,000	10,489,501
Prairie Acquiror LP144A	9.00	8-1-2029	5,050,000	5,225,992
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	12,345,000	12,327,594
Venture Global LNG, Inc.144A	9.50	2-1-2029	10,520,000	11,314,891
Venture Global LNG, Inc. (5 Year Treasury Constant Maturity+5.44%)144Aʊ±	9.00	9-30-2029	2,920,000	2,956,880
				73,129,249
Financial: 8.73%
Banks: 3.51%
Bank of America Corp. (5 Year Treasury Constant Maturity+1.20%)±	2.48	9-21-2036	13,045,000	11,257,444
Bank of America Corp. (U.S. SOFR+1.57%)±	5.49	4-23-2037	9,905,000	9,613,001
Bank of America Corp. (U.S. SOFR+1.74%)±	5.52	10-25-2035	20,055,000	19,754,576
Bank of America Corp. (U.S. SOFR+1.91%)±	5.43	8-15-2035	6,770,000	6,653,082
Bank of America Corp. (U.S. SOFR 3 Month+1.84%)±	3.82	1-20-2028	6,200,000	6,183,322
The accompanying notes are an integral part of these financial statements.
14 | Allspring Core Plus Bond Fund

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Bank of America Corp. Series OO (5 Year Treasury Constant Maturity+2.68%)ʊ±	6.63%	5-1-2030	$11,100,000	$11,374,170
Citibank NA (U.S. SOFR+0.91%)±	4.85	6-18-2032	12,145,000	11,970,962
Citigroup, Inc. Series HH (5 Year Treasury Constant Maturity+3.00%)ʊ±	6.63	2-15-2031	21,600,000	21,853,800
Goldman Sachs Group, Inc. (U.S. SOFR+0.96%)±	4.52	1-21-2032	14,520,000	14,070,025
Goldman Sachs Group, Inc. (U.S. SOFR+0.99%)±	4.59	4-20-2030	16,524,000	16,346,037
Goldman Sachs Group, Inc. (U.S. SOFR+1.03%)±	4.97	6-3-2032	29,765,000	29,321,799
Goldman Sachs Group, Inc. (U.S. SOFR+1.25%)±	2.38	7-21-2032	20,275,000	17,700,886
Goldman Sachs Group, Inc. (U.S. SOFR+1.31%)±	5.43	6-3-2037	6,500,000	6,332,170
Goldman Sachs Group, Inc. (U.S. SOFR+1.82%)±	6.22	7-21-2057	9,450,000	9,346,900
JPMorgan Chase & Co. (U.S. SOFR+0.85%)±	4.86	7-23-2030	13,165,000	13,125,242
JPMorgan Chase & Co. (U.S. SOFR+1.02%)±	2.07	6-1-2029	16,465,000	15,721,111
JPMorgan Chase & Co. (U.S. SOFR+1.26%)±	5.15	4-23-2037	48,725,000	47,150,695
JPMorgan Chase & Co. (U.S. SOFR+1.45%)±	5.30	7-24-2029	5,170,000	5,219,218
Morgan Stanley Private Bank NA (U.S. SOFR+1.08%)±	4.73	7-18-2031	25,015,000	24,645,278
Morgan Stanley (U.S. SOFR+1.20%)±	2.51	10-20-2032	14,615,000	12,789,148
Morgan Stanley (U.S. SOFR+1.22%)±	5.04	7-19-2030	8,750,000	8,762,688
Morgan Stanley (U.S. SOFR+1.59%)±	5.16	4-20-2029	8,265,000	8,316,822
Morgan Stanley (U.S. SOFR+1.71%)±	5.52	11-19-2055	12,570,000	11,514,623
Morgan Stanley (U.S. SOFR+1.73%)±	5.12	2-1-2029	10,725,000	10,783,237
Morgan Stanley (U.S. SOFR+1.76%)±	5.66	4-17-2036	4,120,000	4,132,030
Morgan Stanley (U.S. SOFR+1.83%)±	6.41	11-1-2029	14,845,000	15,297,179
Pinnacle Financial Partners, Inc. (U.S. SOFR+1.70%)±	5.60	5-19-2032	5,995,000	5,922,341
Wells Fargo & Co. (U.S. SOFR 3 Month+4.50%)±	5.01	4-4-2051	11,530,000	9,896,775
				385,054,561
Diversified financial services: 1.52%
Aircastle Ltd.144A	5.95	2-15-2029	7,925,000	8,074,386
Ares Finance Co. II LLC144A	3.25	6-15-2030	13,170,000	12,233,481
Capital One Financial Corp. (U.S. SOFR+1.51%)±	5.40	1-30-2037	29,900,000	28,802,072
Citadel Finance LLC144A	5.15	2-14-2031	9,040,000	8,767,806
Citadel Finance LLC144A	5.90	2-10-2030	16,720,000	16,771,330
Computershare U.S., Inc.	1.13	10-7-2031	4,548,000	4,572,834
Equitable America Global Funding144A	4.95	6-9-2030	28,225,000	27,918,194
Franklin Templeton, Inc.	5.50	8-10-2036	13,590,000	13,318,744
HA Sustainable Infrastructure Capital, Inc.144A	5.95	7-15-2033	10,285,000	10,159,832
Intercontinental Exchange, Inc.	4.90	9-1-2031	9,585,000	9,545,414
Intercontinental Exchange, Inc.	5.40	9-1-2036	7,155,000	7,113,143
LSEG U.S. Fin Corp.144A	5.25	3-23-2036	9,865,000	9,582,960
PRA Group, Inc.144A	5.00	10-1-2029	3,420,000	3,286,449
TPG Operating Group II LP	5.88	3-5-2034	5,818,000	5,850,581
United Wholesale Mortgage LLC144A	5.50	4-15-2029	1,025,000	965,929
				166,963,155
Insurance: 2.58%
Aspen Insurance Holdings Ltd.	5.75	7-1-2030	13,337,000	13,567,330
Asurion LLC/Asurion Co-Issuer, Inc.144A	8.00	12-31-2032	15,195,000	15,117,809
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 15

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Insurance(continued)
Athene Global Funding144A	5.03%	7-17-2030	$16,815,000	$16,537,216
Athene Global Funding144A	5.54	8-22-2035	14,055,000	13,492,800
Cincinnati Financial Corp.	6.13	11-1-2034	10,825,000	11,056,547
Corebridge Global Funding144A	4.55	1-9-2031	19,090,000	18,569,607
Global Atlantic Fin Co. (5 Year Treasury Constant Maturity+3.55%)144A±	7.25	3-1-2056	9,940,000	9,583,154
Guardian Life Insurance Co. of America144A	4.85	1-24-2077	13,670,000	10,792,738
Jackson Financial, Inc.	6.15	1-15-2037	9,000,000	8,804,880
Lincoln Financial Global Funding144A	4.95	5-21-2031	7,380,000	7,266,938
Lincoln Financial Global Funding144A	5.25	8-13-2031	12,775,000	12,680,209
MetLife, Inc. (5 Year Treasury Constant Maturity+1.82%)±	5.85	3-15-2056	13,755,000	13,338,774
New York Life Insurance Co.144A	3.75	5-15-2050	6,500,000	4,559,490
New York Life Insurance Co.144A	5.88	5-15-2033	15,765,000	16,065,796
Northwestern Mutual Life Insurance Co.144A	3.45	3-30-2051	19,800,000	12,949,398
Northwestern Mutual Life Insurance Co.144A	6.17	5-29-2055	6,240,000	6,149,021
Protective Life Corp.144A	4.70	1-15-2031	13,415,000	13,087,406
Protective Life Corp.144A	5.35	12-15-2035	8,625,000	8,271,979
Prudential Financial, Inc. (5 Year Treasury Constant Maturity+3.04%)±	3.70	10-1-2050	11,051,000	10,174,545
Prudential Financial, Inc. (5 Year Treasury Constant Maturity+3.16%)±	5.13	3-1-2052	2,740,000	2,647,059
RenaissanceRe Holdings Ltd.	5.75	6-5-2033	7,335,000	7,379,157
RenaissanceRe Holdings Ltd.	5.80	4-1-2035	4,925,000	4,948,936
RGA Global Funding144A	4.60	11-25-2030	16,985,000	16,571,245
RGA Global Funding144A	5.05	12-6-2031	15,606,000	15,400,781
Transatlantic Holdings, Inc.	8.00	11-30-2039	5,949,000	7,057,120
Unum Group144A	4.05	8-15-2041	8,788,000	6,907,544
				282,977,479
Investment companies: 0.50%
Ares Capital Corp. BDC	5.10	1-15-2031	10,395,000	10,022,131
Ares Capital Corp. BDC	5.50	9-1-2030	11,160,000	10,979,766
Ares Capital Corp. BDC	5.88	3-1-2029	6,035,000	6,071,633
Ares Strategic Income Fund BDC	5.70	3-15-2028	12,440,000	12,479,932
Blue Owl Capital Corp. BDC	5.95	3-15-2029	15,000,000	14,981,400
				54,534,862
REITs: 0.62%
Alexandria Real Estate Equities, Inc.	5.25	3-15-2036	9,225,000	8,797,882
Essential Properties LP	2.95	7-15-2031	21,843,000	19,598,195
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	7.00	7-15-2031	710,000	733,778
Piedmont Operating Partnership LP	2.75	4-1-2032	3,230,000	2,753,090
Piedmont Operating Partnership LP	9.25	7-20-2028	7,163,000	7,649,583
Prologis Targeted U.S. Logistics Fund LP144A	4.63	3-15-2033	10,336,000	9,865,919
Realty Income Corp.	5.13	7-6-2034	2,870,000	3,500,896
The accompanying notes are an integral part of these financial statements.
16 | Allspring Core Plus Bond Fund

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
REITs(continued)
SBA Tower Trust144A	1.63%	11-15-2026	$6,595,000	$6,557,063
Vornado Realty LP	5.75	2-1-2033	8,300,000	8,270,120
				67,726,526
Industrial: 0.58%
Building materials: 0.18%
Martin Marietta Materials, Inc.	5.63	8-15-2036	20,045,000	20,042,194
Electronics: 0.04%
Sensata Technologies, Inc.144A	6.63	7-15-2032	4,125,000	4,221,195
Engineering & construction: 0.13%
Jacobs Solutions, Inc.	4.75	3-3-2031	8,385,000	8,185,856
Jacobs Solutions, Inc.	5.38	3-3-2036	5,775,000	5,537,359
				13,723,215
Trucking & leasing: 0.23%
FTAI Aviation Investors LLC144A	7.00	6-15-2032	24,680,000	25,324,148
Technology: 1.50%
Computers: 0.09%
Hewlett Packard Enterprise Co.	5.60	10-15-2054	10,950,000	9,647,169
IT consulting & other services: 0.12%
Booz Allen Hamilton, Inc.	5.90	1-30-2034	9,770,000	9,620,812
Booz Allen Hamilton, Inc.	5.95	8-4-2033	3,485,000	3,503,157
				13,123,969
Semiconductors: 0.59%
Entegris, Inc.144A	4.75	4-15-2029	15,830,000	15,600,465
Foundry JV Holdco LLC144A	6.20	1-25-2037	21,215,000	21,759,801
Intel Corp.	2.80	8-12-2041	3,490,000	2,342,942
Intel Corp.	3.25	11-15-2049	5,915,000	3,644,232
Intel Corp.	5.30	5-15-2036	11,375,000	10,973,235
Skyworks Solutions, Inc.	5.00	8-10-2028	10,225,000	10,221,523
				64,542,198
Software: 0.70%
Cloud Software Group LLC144A	8.25	6-30-2032	10,000,000	9,803,000
Oracle Corp.	3.85	4-1-2060	6,405,000	3,594,614
Oracle Corp.	4.55	2-4-2029	7,100,000	6,938,759
Oracle Corp.	4.95	2-4-2031	11,760,000	11,261,729
Oracle Corp.	5.70	2-4-2036	31,565,000	29,185,630
Oracle Corp.	5.95	9-26-2055	13,870,000	11,018,883
Oracle Corp.	6.70	2-4-2056	5,720,000	5,037,775
				76,840,390
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 17

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal		Value
Utilities: 1.87%
Electric: 1.77%
Basin Electric Power Cooperative	5.85%	10-15-2055		$15,195,000	$14,226,167
Dominion Energy, Inc. (5 Year Treasury Constant Maturity+2.21%)±	6.63	5-15-2055		8,050,000	8,087,835
Duke Energy Corp.	3.10	6-15-2028		977,000	1,128,967
Duke Energy Corp.	3.85	6-15-2034		4,518,000	5,104,089
Duke Energy Indiana LLC	5.40	4-1-2053		8,165,000	7,360,748
Entergy Corp. (5 Year Treasury Constant Maturity+1.88%)±	6.50	12-15-2056		5,635,000	5,622,659
Entergy Louisiana LLC	5.65	4-15-2056		8,725,000	8,110,062
Entergy Mississippi LLC	5.80	4-15-2055		5,970,000	5,660,157
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%)±	7.63	12-15-2054		11,345,000	11,718,818
Niagara Mohawk Power Corp.144A	6.00	7-3-2055		25,585,000	24,370,480
Pacific Gas & Electric Co.	6.10	10-15-2055		12,000,000	11,108,752
PacifiCorp	5.80	1-15-2055		11,280,000	10,239,420
PG&E Corp. (5 Year Treasury Constant Maturity+3.88%)±	7.38	3-15-2055		12,805,000	12,870,049
Public Service Co. of Oklahoma Series O	5.40	2-15-2034		6,990,000	6,963,019
San Diego Gas & Electric Co. Series EEEE	5.95	3-15-2056		11,365,000	10,967,111
Sempra (5 Year Treasury Constant Maturity+2.35%)±	6.63	4-1-2055		14,335,000	14,373,274
Southern California Edison Co.	3.65	2-1-2050		1,655,000	1,091,009
Southern California Edison Co.	5.75	4-15-2054		9,175,000	8,157,217
Virginia Electric & Power Co.	5.65	8-15-2036		8,050,000	8,068,354
Virginia Electric & Power Co.	6.30	8-15-2056		9,700,000	9,790,986
Vistra Operations Co. LLC144A	5.00	7-31-2027		9,215,000	9,210,392
					194,229,565
Gas: 0.10%
Brooklyn Union Gas Co.144A	6.39	9-15-2033		10,590,000	11,048,017
Total corporate bonds and notes (Cost $2,513,957,321)					2,458,818,283
Foreign corporate bonds and notes: 1.68%
Basic materials: 0.05%
Chemicals: 0.05%
INEOS Finance PLC	6.63	5-15-2028	EUR	4,666,000	5,461,468
Communications: 0.57%
Media: 0.10%
Ziggo BV	2.88	1-15-2030	EUR	10,000,000	10,824,015
Telecommunications: 0.47%
British Telecommunications Ltd.	3.13	2-11-2032	EUR	3,205,000	3,575,679
British Telecommunications Ltd. (UK Gilts 5 Year+3.82%)±	8.38	12-20-2083	GBP	5,000,000	7,127,829
BT Finance PLC	3.38	11-17-2032	EUR	3,297,000	3,692,796
Chorus Ltd.	3.53	11-26-2032	EUR	3,297,000	3,712,595
FiberCop SpA	1.63	1-18-2029	EUR	5,824,000	6,563,948
The accompanying notes are an integral part of these financial statements.
18 | Allspring Core Plus Bond Fund

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal		Value
Telecommunications(continued)
Koninklijke KPN NV	3.88%	7-3-2031	EUR	2,900,000	$3,383,921
SES SA (EURIBOR ICE Swap Rate 11:00am+3.23%)±	5.50	9-12-2054	EUR	10,295,000	11,912,711
Telefonaktiebolaget LM Ericsson	1.00	5-26-2029	EUR	947,000	1,027,289
Telefonica Europe BV (EUR Swap Annual (vs. 6 Month EURIBOR) 7 Year+3.35%)ʊ±	6.14	2-3-2030	EUR	5,000,000	6,067,586
VMED O2 U.K. Financing I PLC	5.63	4-15-2032	EUR	5,000,000	4,962,081
					52,026,435
Consumer, cyclical: 0.14%
Auto manufacturers: 0.06%
RCI Banque SA	3.63	11-3-2032	EUR	3,300,000	3,669,785
Traton Finance Luxembourg SA	3.88	11-13-2031	EUR	2,900,000	3,327,263
					6,997,048
Entertainment: 0.02%
Universal Music Group NV	4.00	6-13-2031	EUR	2,320,000	2,711,260
Leisure time: 0.06%
TUI AG	5.88	3-15-2029	EUR	5,030,000	6,009,049
Consumer, non-cyclical: 0.18%
Agriculture: 0.04%
BAT Netherlands Finance BV	5.38	2-16-2031	EUR	3,205,000	3,936,490
Commercial services: 0.08%
Nexi SpA	2.13	4-30-2029	EUR	3,663,000	4,086,438
Rentokil Initial Finance BV	3.88	6-27-2027	EUR	1,832,000	2,136,981
Transurban Finance Co. Pty. Ltd.	4.23	4-26-2033	EUR	1,832,000	2,152,579
					8,375,998
Food: 0.06%
Market Bidco Finco PLC	5.50	11-4-2027	GBP	5,000,000	6,772,362
Energy: 0.01%
Oil & gas: 0.01%
Aker BP ASA	1.13	5-12-2029	EUR	733,000	796,857
Repsol International Finance BV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+2.77%)ʊ±	2.50	12-22-2026	EUR	306,000	353,955
					1,150,812
Financial: 0.38%
Banks: 0.29%
ABN AMRO Bank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.90%)ʊ±	4.75	9-22-2027	EUR	4,900,000	5,723,181
BAWAG Group AG (EURIBOR ICE Swap Rate 11:00am+5.05%)ʊ±	7.25	9-18-2029	EUR	5,000,000	6,129,148
CaixaBank SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.55%)±	6.25	2-23-2033	EUR	1,800,000	2,153,408
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 19

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal		Value
Banks(continued)
Credit Agricole SA (EURIBOR ICE Swap Rate 11:00am+4.44%)ʊ±	7.25%	9-23-2028	EUR	2,900,000	$3,550,055
Deutsche Bank AG (3 Month EURIBOR+1.50%)±	4.13	4-4-2030	EUR	3,100,000	3,636,883
KBC Group NV (EURIBOR ICE Swap Rate 11:00am+4.93%)ʊ±	8.00	9-5-2028	EUR	3,600,000	4,467,473
Luminor Bank AS (3 Month EURIBOR+1.28%)±	4.27	5-27-2031	EUR	1,000,000	1,162,583
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am+5.20%)±	7.38	12-20-2032	EUR	3,700,000	4,447,595
					31,270,326
Insurance: 0.02%
AXA SA	3.63	1-10-2033	EUR	1,801,000	2,074,755
Real estate: 0.07%
Aroundtown SA	3.25	1-2-2031	EUR	3,400,000	3,762,586
Castellum AB (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.45%)ʊ±	3.13	12-2-2026	EUR	3,800,000	4,391,068
					8,153,654
Government securities: 0.06%
Multi-national: 0.06%
Banque Ouest Africaine de Developpement	2.75	1-22-2033	EUR	6,319,000	6,251,628
Technology: 0.05%
Computers: 0.05%
Almaviva-The Italian Innovation Co. SpA144A	5.00	10-30-2030	EUR	5,000,000	5,736,893
Utilities: 0.24%
Electric: 0.15%
Contact Energy Ltd.	3.54	11-3-2032	EUR	3,297,000	3,706,927
Enel Finance International NVøø	0.75	6-17-2030	EUR	672,000	701,365
Enel Finance International NV	4.00	2-20-2031	EUR	1,832,000	2,150,792
Iberdrola Finanzas SA (EURIBOR ICE Swap Rate 11:00am+1.36%)ʊ±	3.75	8-5-2031	EUR	3,300,000	3,710,990
Vattenfall AB (UK Gilts 5 Year+1.90%)±	2.50	6-29-2083	GBP	4,713,000	6,077,008
					16,347,082
Gas: 0.05%
APA Infrastructure Ltd.	2.00	7-15-2030	EUR	5,037,000	5,471,071
Water: 0.04%
Holding d’Infrastructures des Metiers de l’Environnement SAS	4.88	10-24-2029	EUR	3,800,000	4,519,645
Total foreign corporate bonds and notes (Cost $173,812,259)					184,089,991
The accompanying notes are an integral part of these financial statements.
20 | Allspring Core Plus Bond Fund

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal		Value
Foreign government bonds: 5.31%
Australia: 0.64%
Australia	2.25%	5-21-2028	AUD	102,285,000	$70,378,710
Belgium: 0.24%
Kingdom of Belgium144A	3.40	6-22-2036	EUR	23,850,000	26,651,073
Brazil: 0.70%
Brazil	10.00	1-1-2029	BRL	146,000,000	26,112,924
Brazil	10.00	1-1-2031	BRL	305,000,000	51,037,567
					77,150,491
Colombia: 0.56%
Colombia TES	5.75	11-3-2027	COP	210,000,000,000	60,915,469
France: 0.61%
French Republic144A	2.40	9-24-2028	EUR	35,210,000	40,319,856
French Republic144A	2.70	2-25-2031	EUR	23,400,000	26,365,937
					66,685,793
Germany: 0.61%
Bundesobligation	2.50	4-16-2031	EUR	23,500,000	26,672,962
Bundesschatzanweisungen	2.50	6-14-2028	EUR	11,750,000	13,549,530
Bundesschatzanweisungen	2.70	9-13-2028	EUR	23,500,000	27,174,670
					67,397,162
Italy: 0.25%
Italy	2.20	2-28-2028	EUR	23,500,000	26,960,666
Mexico: 0.26%
Mexico	8.50	2-28-2030	MXN	488,245,000	28,920,483
Norway: 0.25%
Norway144A	2.00	4-26-2028	NOK	267,000,000	27,415,096
South Africa: 0.25%
Republic of South Africa	10.50	12-21-2027	ZAR	427,000,000	27,514,139
South Korea: 0.06%
Korea	2.75	9-10-2045	KRW	11,500,000,000	6,675,983
Sweden: 0.25%
Sweden	2.50	10-15-2036	SEK	271,000,000	26,823,416
United Kingdom: 0.63%
U.K. Gilts	4.38	3-7-2028	GBP	30,750,000	41,647,444
U.K. Gilts	4.38	3-7-2030	GBP	20,311,000	27,359,628
					69,007,072
Total foreign government bonds (Cost $573,307,157)					582,495,553
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 21

Portfolio of investments—August 31, 2026

	Shares	Value
Investment companies: 3.18%
Exchange-traded funds: 3.18%
iShares Broad USD High Yield Corporate Bond ETF	2,088,515	$77,107,974
State Street SPDR Portfolio High Yield Bond ETF	3,022,438	70,573,927
Vanguard Intermediate-Term Corporate Bond ETF	1,498,483	121,511,987
Vanguard Short-Term Corporate Bond ETF	1,020,236	80,119,133
Total investment companies (Cost $352,209,279)		349,313,021

	Interest rate	Maturity date	Principal
Loans: 0.03%
Consumer, cyclical: 0.01%
Airlines: 0.01%
Vista Management Holding, Inc. (U.S. SOFR 3 Month+3.75%)±	7.48%	4-1-2031	$436,111	437,746
Consumer, non-cyclical: 0.02%
Healthcare-services: 0.02%
Modivcare Buyer LLC (U.S. SOFR 3 Month+5.00%)±	8.73	12-30-2032	3,101,906	2,621,111
Total loans (Cost $3,535,554)				3,058,857
Municipal obligations: 0.02%
Illinois: 0.00%
Tax revenue: 0.00%
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series B CAB¤	0.00	12-15-2051	765,000	199,393
Pennsylvania: 0.02%
Housing revenue: 0.02%
Commonwealth Financing Authority Pennsylvania Series A	4.14	6-1-2038	1,995,000	1,816,475
Total municipal obligations (Cost $2,123,593)				2,015,868
Non-agency mortgage-backed securities: 5.56%
1345 Trust Series 2025-AOA Class A (U.S. SOFR 1 Month+1.60%)144A±	5.24	6-15-2042	3,475,000	3,481,876
A&D Mortgage Trust Series 2024-NQM4 Class A1144A	5.46	8-25-2069	1,908,802	1,901,929
A&D Mortgage Trust Series 2024-NQM5 Class A1144A	5.70	11-25-2069	1,348,464	1,347,283
A&D Mortgage Trust Series 2024-NQM6 Class A2144A±±	5.92	1-25-2070	596,276	596,051
A&D Mortgage Trust Series 2025-NQM3 Class A1144A±±	5.37	8-25-2070	24,306,293	24,152,784
A&D Mortgage Trust Series 2026-NQM1 Class A1144A±±	4.91	2-25-2071	9,336,319	9,179,778
Agate Bay Mortgage Trust Series 2015-3 Class B3144A±±	3.44	4-25-2045	359,308	281,622
Ajax Mortgage Loan Trust Series 2021-E Class A1144A±±	1.74	12-25-2060	2,321,090	2,009,249
The accompanying notes are an integral part of these financial statements.
22 | Allspring Core Plus Bond Fund

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
ALA Trust Series 2025-OANA Class A (U.S. SOFR 1 Month+1.74%)144A±	5.38%	6-15-2040	$5,000,000	$5,016,145
Angel Oak Mortgage Trust Series 2020-4 Class A1144A±±	1.47	6-25-2065	234,775	227,600
Angel Oak Mortgage Trust Series 2024-10 Class A1144A±±	5.35	10-25-2069	6,980,842	6,953,787
Angel Oak Mortgage Trust Series 2024-6 Class A1144Aøø	4.65	11-25-2067	1,709,520	1,685,957
BAHA Trust Series 2024-MAR Class B144A±±	7.07	12-10-2041	20,000,000	20,365,871
Bank Series 2022-BNK44 Class A5±±	5.92	11-15-2055	1,085,000	1,114,034
BBCMS Mortgage Trust Series 2025-5C37 Class C±±	6.00	9-15-2058	2,500,000	2,484,887
Benchmark Mortgage Trust Series 2022-B33 Class A5±±	3.46	3-15-2055	14,391,000	13,036,665
BHMS Commercial Mortgage Trust Series 2025-ATLS Class B (U.S. SOFR 1 Month+2.55%)144A±	6.19	8-15-2042	8,570,000	8,583,498
BMO Mortgage Trust Series 2024-C8 Class AS±±	5.91	3-15-2057	10,685,000	10,853,743
BOCA Commercial Mortgage Trust Series 2025-BOCA Class C (U.S. SOFR 1 Month+2.15%)144A±	5.79	12-15-2042	6,050,000	6,057,152
BX Trust Series 2019-OC11 Class A144A	3.20	12-9-2041	4,975,000	4,671,709
BX Trust Series 2024-BIO Class C (U.S. SOFR 1 Month+2.64%)144A±	6.28	2-15-2041	10,995,000	10,926,738
BX Trust Series 2025-VOLT Class B (U.S. SOFR 1 Month+2.10%)144A±	5.74	12-15-2044	25,900,000	25,795,999
BX Trust Series 2026-CLS Class B (U.S. SOFR 1 Month+1.70%)144A±	5.34	5-15-2043	3,400,000	3,401,683
CD Mortgage Trust Series 2017-CD6 Class A5	3.46	11-13-2050	1,035,000	1,020,260
CFMT LLC Series 2025-AB3 Class A144A±±	4.00	5-25-2055	1,777,663	1,685,998
CHNGE Mortgage Trust Series 2022-1 Class A1144A±±	4.01	1-25-2067	4,128,165	3,900,893
CHNGE Mortgage Trust Series 2022-2 Class A1144A±±	4.76	3-25-2067	911,421	871,990
CHNGE Mortgage Trust Series 2023-3 Class A1144A±±	7.10	7-25-2058	439,403	438,711
CHNGE Mortgage Trust Series 2023-4 Class A1144A±±	7.57	9-25-2058	1,852,580	1,850,387
Cityfed Mortgage Trust Series 2026-WEST Class B (U.S. SOFR 1 Month+2.21%)144A±	5.86	9-15-2043	15,210,000	15,152,296
COMM Mortgage Trust Series 2024-277P Class C144A±±	7.23	8-10-2044	5,000,000	5,128,634
CONE Commercial Mortgage Trust Series 2026-ACD6 Class B144A±±	6.51	7-15-2043	10,990,000	10,830,551
CRSO Trust Series 2023±±	7.12	7-10-2040	17,995,000	18,431,652
CSMC Trust Series 2013-IVR2 Class B4144A±±	3.39	4-25-2043	235,944	196,401
CSMC Trust Series 2014-IVR2 Class A2144A±±	3.82	4-25-2044	892,810	832,175
CSMC Trust Series 2018-RPL9 Class A144A±±	3.85	9-25-2057	1,671,864	1,606,054
CSMC Trust Series 2021-AFC1 Class A2144A±±	1.07	3-25-2056	3,182,207	2,647,894
CSMLT Trust Series 2015-1 Class B4144A±±	3.84	5-25-2045	1,561,685	1,477,343
DBSG Mortgage Trust Series 2024-ALTA Class A144A±±	6.14	6-10-2037	13,810,000	13,849,277
DBSG Mortgage Trust Series 2024-ALTA Class B144A±±	6.60	6-10-2037	3,015,000	3,023,827
Deephaven Residential Mortgage Trust Series 2021-3 Class A2144A±±	1.40	8-25-2066	1,636,688	1,411,190
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 23

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
EFMT Series 2025-NQM3 Class A1144A±±	5.49%	8-25-2070	$15,669,982	$15,610,214
Finance of America Structured Securities Trust Series 2024-S2 Class A1144A±±	3.50	4-25-2074	21,228,083	20,976,549
Finance of America Structured Securities Trust Series 2024-S4 Class A1144A	3.50	11-25-2074	10,204,388	9,955,277
Financial Asset Securitization, Inc. Series 1997-NAM2 Class B2†±±	8.00	7-25-2027	15,908	2
FREMF Mortgage Trust Series 2020-KF76 Class B (30 Day Average U.S. SOFR+2.86%)144A±	6.48	1-25-2030	2,096,615	2,056,011
FS Commercial Mortgage Trust Series 2026-PALM Class A (U.S. SOFR 1 Month+1.40%)144A±	5.04	7-15-2041	8,520,000	8,529,352
FS Trust Series 2026-HULA Class B (U.S. SOFR 1 Month+1.65%)144A±	5.29	3-15-2041	16,810,000	16,842,126
FS Trust Series 2026-ORL Class B (U.S. SOFR 1 Month+1.55%)144A±	5.19	2-15-2041	3,409,000	3,411,785
GCAT Trust Series 2019-RPL1 Class A1144A±±	2.65	10-25-2068	650,818	633,726
GCAT Trust Series 2022-NQM3 Class A1144A±±	5.35	4-25-2067	903,366	899,960
GCAT Trust Series 2026-NQM2 Class A1144A±±	5.45	2-25-2071	10,929,046	10,853,573
GS Mortgage Securities Trust Series 2017-GS7 Class A3	3.17	8-10-2050	990,000	979,421
GS Mortgage Securities Trust Series 2019-GSA1 Class C±±	3.94	11-10-2052	500,000	443,832
GS Mortgage-Backed Securities Corp. Trust Series 2019-PJ2 Class A4144A±±	4.00	11-25-2049	108,732	98,634
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1144A±±	3.75	7-25-2061	10,544,142	10,182,376
GS Mortgage-Backed Securities Trust Series 2024-RPL4 Class A1144A±±	3.90	9-25-2061	413,981	399,408
GSJP Trust Series 2025-BEDS Class A (U.S. SOFR 1 Month+1.50%)144A±	5.14	12-15-2042	7,995,000	8,046,982
GSJP Trust Series 2025-BEDS Class B (U.S. SOFR 1 Month+1.75%)144A±	5.39	12-15-2042	15,435,000	15,514,649
Harvest Commercial Capital Loan Trust Series 2024-1 Class A	6.16	10-25-2056	7,008,201	7,071,024
HAVN Trust Series 2025-MOB Class A (U.S. SOFR 1 Month+1.70%)144A±	5.34	10-15-2035	16,880,000	16,869,456
Imperial Fund Mortgage Trust Series 2020-NQM1 Class A1144A±±	1.38	10-25-2055	290,591	275,382
Imperial Fund Mortgage Trust Series 2021-NQM1 Class A1144A±±	1.07	6-25-2056	909,603	792,041
Imperial Fund Mortgage Trust Series 2021-NQM2 Class A2144A±±	1.36	9-25-2056	3,011,943	2,579,946
Imperial Fund Mortgage Trust Series 2022-NQM3 Class A3144A±±	4.41	5-25-2067	17,223,000	15,271,282
JPMorgan Mortgage Trust Series 2013-3 Class B4144A±±	3.37	7-25-2043	3,616,907	2,845,977
JPMorgan Mortgage Trust Series 2014-2 Class B4144A±±	3.26	6-25-2029	1,215,000	1,186,801
The accompanying notes are an integral part of these financial statements.
24 | Allspring Core Plus Bond Fund

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
JPMorgan Mortgage Trust Series 2020-1 Class A15144A±±	3.50%	6-25-2050	$888,445	$772,983
JPMorgan Mortgage Trust Series 2025-CES1 Class A3144A±±	6.07	5-25-2055	500,000	500,361
MFA Trust Series 2020-NQM3 Class A1144A±±	1.01	1-26-2065	306,660	291,411
MFA Trust Series 2020-NQM3 Class M1144A±±	2.65	1-26-2065	2,650,000	2,444,764
MFA Trust Series 2021-NQM1 Class A1144A±±	1.15	4-25-2065	769,704	714,726
MFA Trust Series 2021-NQM1 Class A2144A±±	1.38	4-25-2065	1,244,502	1,158,283
MFA Trust Series 2022-NQM2 Class A1144A±±	5.00	5-25-2067	4,946,515	4,827,960
Mill City Mortgage Loan Trust Series 2019-GS1 Class M2144A±±	3.25	7-25-2059	4,592,000	4,112,362
Mill City Mortgage Loan Trust Series 2021-NMR1 Class B2144A±±	2.50	11-25-2060	5,731,000	4,370,663
Mill City Mortgage Loan Trust Series 2026-R1 Class A1144A±±	5.46	10-25-2062	2,246,782	2,228,250
MOO Securitization Trust Series 2026-RM2 Class A1144A±±	4.75	6-25-2066	6,190,000	5,909,228
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 Class B±±	3.31	9-15-2049	4,610,000	4,399,743
Morgan Stanley Capital I Trust Series 2014-150E Class A144A	3.91	9-9-2032	6,695,000	6,347,664
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM5 Class A1144A±±	5.44	7-25-2070	13,931,470	13,864,762
New Residential Mortgage Loan Trust Series 2019-RPL3 Class M1144A±±	3.25	7-25-2059	10,800,000	9,694,039
NYMT Loan Trust Series 2024-CP1 Class A1144A±±	3.75	2-25-2068	2,254,032	2,056,821
OBX Trust Series 2020-INV1 Class A21144A±±	3.50	12-25-2049	1,171,865	1,019,572
One New York Plaza Trust Series 2020-1NYP Class A (U.S. SOFR 1 Month+1.06%)144A±	4.70	1-15-2036	10,534,018	10,244,979
PFDR Trust Series 2026-DLVR Class B (U.S. SOFR 1 Month+2.10%)144A±	5.74	6-15-2043	10,380,000	10,399,040
PRPM LLC Series 2024-NQM3 Class A1144A±±	5.23	8-25-2069	9,188,842	9,137,573
RCKT Mortgage Trust Series 2023-CES2 Class A1A144A±±	6.81	9-25-2043	3,431,410	3,420,327
RCKT Mortgage Trust Series 2024-CES9 Class A1A144A±±	5.58	12-25-2044	4,361,191	4,358,507
Residential Mortgage Loan Trust Series 2020-1 Class M1144A±±	3.24	1-26-2060	4,297,083	4,185,742
Residential Mortgage Loan Trust Series 2021-1R Class A2144A±±	1.10	1-25-2065	203,831	196,241
ROCK Trust Series 2024-CNTR Class C144A	6.47	11-13-2041	9,345,000	9,494,259
Saluda Grade Alternative Mortgage Trust Series 2024- CES1 Class A1144A±±	6.31	3-25-2054	3,189,130	3,200,731
SDAL Trust Series 2025-DAL Class A (U.S. SOFR 1 Month+2.44%)144A±	6.08	4-15-2042	4,740,000	4,747,128
SDAL Trust Series 2025-DAL Class B (U.S. SOFR 1 Month+2.94%)144A±	6.58	4-15-2042	8,845,000	8,853,935
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE Class B144A±±	4.53	1-5-2043	5,445,000	4,671,215
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 25

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE Class D144A±±	4.53%	1-5-2043	$3,377,000	$2,524,643
SG Residential Mortgage Trust Series 2021-1 Class A2144A±±	1.36	7-25-2061	4,793,182	3,938,692
Shellpoint Co-Originator Trust Series 2016-1 Class B2144A±±	3.57	11-25-2046	3,414,676	3,166,754
SPGN Trust Series 2026-TFLM Class C (U.S. SOFR 1 Month+1.80%)144A±	5.44	2-15-2041	2,400,000	2,392,543
Starwood Mortgage Residential Trust Series 2021-6 Class A1144A±±	1.92	11-25-2066	1,411,154	1,193,150
SWCH Commercial Mortgage Trust Series 2025-DATA Class C (U.S. SOFR 1 Month+2.09%)144A±	5.73	2-15-2042	7,960,000	7,866,389
Towd Point Mortgage Trust Series 2017-4 Class A1144A±±	2.75	6-25-2057	183,051	179,841
Towd Point Mortgage Trust Series 2019-4 Class M1144A±±	3.50	10-25-2059	4,000,000	3,423,694
Towd Point Mortgage Trust Series 2019-4 Class M2144A±±	3.75	10-25-2059	3,680,000	2,924,062
Towd Point Mortgage Trust Series 2020-1 Class A1144A±±	2.71	1-25-2060	4,012,400	3,888,498
Towd Point Mortgage Trust Series 2024-CES6 Class M1144A±±	6.10	11-25-2064	6,375,000	6,358,321
TRK Trust Series 2021-INV1 Class A2144A±±	1.41	7-25-2056	1,173,860	1,027,034
UBS Commercial Mortgage Trust Series 2017-C5 Class A5	3.47	11-15-2050	1,140,000	1,118,802
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02	4-25-2064	3,138,257	2,991,992
Verus Securitization Trust Series 2024-9 Class M1144A±±	6.20	11-25-2069	1,659,000	1,656,837
Visio Trust Series 2026-1 Class A1144A±±	5.60	8-25-2061	5,585,845	5,564,253
Wells Fargo Commercial Mortgage Trust Series 2025- NYCH Class A (U.S. SOFR 1 Month+1.74%)144A±	5.38	6-15-2042	1,500,000	1,493,421
Total non-agency mortgage-backed securities (Cost $619,826,060)				610,139,554
U.S. Treasury securities: 9.26%
U.S. Treasury Bonds	2.25	8-15-2049	50,760,000	30,170,475
U.S. Treasury Bonds	2.88	5-15-2043	45,210,000	33,547,233
U.S. Treasury Bonds	3.00	2-15-2049	32,945,000	23,015,171
U.S. Treasury Bonds	3.13	5-15-2048	65,580,000	47,268,834
U.S. Treasury Bonds	3.88	5-15-2043	42,200,000	36,048,031
U.S. Treasury Bonds	4.13	8-15-2044	22,960,000	20,036,188
U.S. Treasury Bonds	4.38	8-15-2043	60,825,000	55,293,727
U.S. Treasury Bonds	4.63	5-15-2044	106,485,000	99,347,177
U.S. Treasury Bonds	4.63	11-15-2044	17,570,000	16,342,845
U.S. Treasury Bonds	4.63	11-15-2045	183,849,000	170,203,957
U.S. Treasury Bonds	4.63	2-15-2046	203,830,000	188,574,599
U.S. Treasury Bonds	4.63	11-15-2055	59,867,000	54,291,886
U.S. Treasury Bonds	4.75	8-15-2055	135,000	124,917
The accompanying notes are an integral part of these financial statements.
26 | Allspring Core Plus Bond Fund

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Bonds	4.75%	2-15-2056	$8,825,000	$8,172,777
U.S. Treasury Bonds	5.00	5-15-2045	69,988,000	68,085,201
U.S. Treasury Notes	4.13	7-15-2029	12,565,000	12,471,744
U.S. Treasury Notes	4.13	5-31-2031	8,689,000	8,554,592
U.S. Treasury Notes	4.13	6-30-2031	12,285,000	12,091,127
U.S. Treasury Notes	4.38	7-31-2031	9,270,000	9,221,477
U.S. Treasury Notes	4.38	5-15-2036	53,811,000	52,297,566
U.S. Treasury Notes	4.63	8-15-2036	61,384,000	60,798,934
U.S. Treasury STRIPS¤	0.00	5-15-2040	20,515,000	10,173,659
Total U.S. Treasury securities (Cost $1,096,240,630)				1,016,132,117
Yankee corporate bonds and notes: 8.58%
Basic materials: 0.03%
Mining: 0.03%
Glencore Finance Canada Ltd.144A	6.90	11-15-2037	2,675,000	2,894,377
Communications: 0.44%
Telecommunications: 0.44%
Nokia Oyj	6.63	5-15-2039	3,545,000	3,626,287
Rogers Communications, Inc. (5 Year Treasury Constant Maturity+2.62%)±	7.13	4-15-2055	12,825,000	12,901,694
Rogers Communications, Inc. (5 Year Treasury Constant Maturity+2.84%)±	6.88	7-31-2056	12,970,000	13,004,500
TELUS Corp. (5 Year Treasury Constant Maturity+2.52%)±	6.63	6-9-2056	9,745,000	9,394,472
TELUS Corp. (5 Year Treasury Constant Maturity+2.71%)±	7.00	10-15-2055	9,340,000	9,279,010
				48,205,963
Consumer, cyclical: 0.36%
Apparel: 0.05%
Gildan Activewear, Inc.144A	5.40	10-7-2035	6,085,000	5,827,361
Leisure time: 0.31%
Royal Caribbean Cruises Ltd.	5.25	2-27-2038	7,410,000	6,968,586
Royal Caribbean Cruises Ltd.144A	5.63	9-30-2031	1,575,000	1,576,433
Royal Caribbean Cruises Ltd.144A	6.00	2-1-2033	25,215,000	25,348,892
				33,893,911
Consumer, non-cyclical: 0.14%
Beverages: 0.13%
Becle SAB de CV144A	2.50	10-14-2031	16,485,000	14,108,687
Cosmetics/Personal Care: 0.01%
Perrigo Finance Unlimited Co.	4.90	12-15-2044	1,500,000	1,141,545
Energy: 1.12%
Oil & gas: 1.00%
Aker BP ASA144A	5.80	10-1-2054	8,035,000	7,295,700
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 27

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Oil & gas(continued)
BP Capital Markets PLC (5 Year Treasury Constant Maturity+2.15%)ʊ±	6.45%	12-1-2033	$8,555,000	$8,777,772
BP Capital Markets PLC (5 Year Treasury Constant Maturity+4.40%)ʊ±	4.88	3-22-2030	32,250,000	31,497,285
Eni SpA144A	5.25	5-18-2036	10,555,000	10,198,452
Eni SpA144A	6.00	5-18-2056	5,835,000	5,570,266
Harbour Energy Finance 2 PLC144A	5.93	8-19-2033	8,235,000	8,205,601
Harbour Energy Finance 2 PLC144A	6.33	4-1-2035	26,550,000	26,797,446
Santos Finance Ltd.144A	5.75	11-13-2035	11,900,000	11,739,945
				110,082,467
Pipelines: 0.12%
Enbridge, Inc. (5 Year Treasury Constant Maturity+3.71%)±	7.38	1-15-2083	2,580,000	2,619,732
Enbridge, Inc. Series 20-A (5 Year Treasury Constant Maturity+5.31%)±	5.75	7-15-2080	10,530,000	10,497,884
				13,117,616
Financial: 5.60%
Banks: 4.58%
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.07%)144Aʊ±	8.38	5-20-2031	5,000,000	5,125,750
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.64%)144Aʊ±	5.88	1-24-2027	9,050,000	9,015,067
Banco Nacional de Mexico SA (5 Year Treasury Constant Maturity+2.68%)144A±	6.70	8-7-2036	2,000,000	1,975,760
Banco Santander SA	5.44	7-15-2031	11,745,000	11,888,641
Bancolombia SA (5 Year Treasury Constant Maturity+4.32%)±	8.63	12-24-2034	6,040,000	6,417,500
Bank of Ireland Group PLC (U.S. SOFR+1.16%)144A±	5.00	11-12-2032	13,275,000	13,060,343
Bank of Montreal Series J (U.S. SOFR+0.96%)±	4.88	6-2-2032	6,175,000	6,089,476
Bank of Montreal Series J (U.S. SOFR+1.21%)±	5.30	6-2-2037	15,410,000	15,058,806
Banque Federative du Credit Mutuel SA144A	5.19	2-16-2028	19,940,000	20,054,655
Banque Federative du Credit Mutuel SA (U.S. SOFR+1.20%)144A±	5.15	7-9-2032	16,570,000	16,296,595
Barclays PLC (U.S. SOFR+1.51%)±	5.21	2-24-2037	8,825,000	8,366,541
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico144A	5.40	6-3-2031	10,710,000	10,633,959
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero (5 Year Treasury Constant Maturity+4.31%)144A±	5.88	9-13-2034	3,800,000	3,729,890
BNP Paribas SA (5 Year Treasury Constant Maturity+2.85%)144Aʊ±	6.88	12-15-2033	27,920,000	27,346,523
BNP Paribas SA (5 Year Treasury Constant Maturity+3.73%)144Aʊ±	8.00	8-22-2031	3,805,000	4,005,790
BNP Paribas SA (5 Year Treasury Constant Maturity+4.90%)144Aʊ±	7.75	8-16-2029	6,315,000	6,589,450
Canadian Imperial Bank of Commerce (U.S. SOFR+0.79%)±	4.28	1-29-2030	24,080,000	23,708,687
The accompanying notes are an integral part of these financial statements.
28 | Allspring Core Plus Bond Fund

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Commonwealth Bank of Australia (1 Year Treasury Constant Maturity+1.32%)144A±	5.93%	3-14-2046	$26,530,000	$25,750,814
Credit Agricole SA (U.S. SOFR+1.36%)144A±	4.82	9-25-2033	16,425,000	15,767,836
Credit Agricole SA (U.S. SOFR+1.46%)144A±	5.22	5-27-2031	23,175,000	23,111,037
Danske Bank AS (1 Year Treasury Constant Maturity+1.40%)144A±	5.71	3-1-2030	14,365,000	14,590,100
Danske Bank AS (1 Year Treasury Constant Maturity+1.75%)144A±	4.30	4-1-2028	26,435,000	26,380,280
Deutsche Bank AG (U.S. SOFR+1.10%)±	4.47	12-10-2031	25,135,000	24,463,644
DNB Bank ASA (U.S. SOFR+1.13%)144A±	4.83	3-30-2032	33,975,000	33,422,906
HSBC Holdings PLC (U.S. SOFR+1.57%)±	5.24	5-13-2031	25,450,000	25,478,504
Lloyds Banking Group PLC (1 Year Treasury Constant Maturity+0.80%)±	5.20	8-17-2032	21,460,000	21,384,676
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity+0.67%)±	4.98	7-24-2030	6,340,000	6,334,991
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity+0.82%)±	5.19	7-23-2032	9,400,000	9,348,582
National Australia Bank Ltd. (5 Year Treasury Constant Maturity+1.70%)144A±	3.35	1-12-2037	21,105,000	18,840,011
NatWest Markets PLC144A	4.65	3-27-2029	22,125,000	21,983,843
Sumitomo Mitsui Financial Group, Inc. (U.S. SOFR+1.29%)±	5.30	7-7-2037	7,265,000	7,048,067
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88	2-12-2027	3,940,000	3,925,658
UBS Group AG (U.S. SOFR+1.73%)144A±	3.09	5-14-2032	16,920,000	15,355,238
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+3.63%)144Aʊ±	6.85	9-10-2029	19,390,000	19,749,297
				502,298,917
Diversified financial services: 0.50%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (5 Year Treasury Constant Maturity+2.72%)±	6.95	3-10-2055	14,710,000	15,074,219
Avolon Holdings Funding Ltd.144A	2.75	2-21-2028	4,810,000	4,662,285
Avolon Holdings Funding Ltd.144A	4.95	1-15-2028	6,875,000	6,882,494
Avolon Holdings Funding Ltd.144A	5.75	3-1-2029	7,290,000	7,386,811
Brookfield Asset Management Ltd.	5.30	1-15-2036	4,270,000	4,091,258
Brookfield Asset Management Ltd.	6.08	9-15-2055	5,785,000	5,620,879
Brookfield Finance, Inc.	5.33	1-15-2036	11,475,000	11,075,785
Unifin Financiera SAB de CV144A†	9.88	1-28-2029	2,350,000	124,268
				54,917,999
Insurance: 0.40%
Allianz SE (5 Year Treasury Constant Maturity+2.77%)144A±	5.60	9-3-2054	3,060,000	2,995,250
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 29

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Insurance(continued)
Allianz SE (5 Year Treasury Constant Maturity+3.23%)144A±	6.35%	9-6-2053	$27,320,000	$28,029,501
Sompo Holdings, Inc. (1 Year Treasury Constant Maturity+2.13%)144A±	5.41	4-22-2037	13,265,000	12,669,534
				43,694,285
Savings & loans: 0.12%
Nationwide Building Society (U.S. SOFR+1.42%)144A±	5.52	7-14-2037	13,900,000	13,550,415
Government securities: 0.33%
Multi-national: 0.33%
African Export-Import Bank144A	3.80	5-17-2031	21,665,000	19,653,838
Banque Ouest Africaine de Developpement144A	4.70	10-22-2031	8,715,000	7,982,940
Banque Ouest Africaine de Developpement144A	5.00	7-27-2027	8,960,000	8,923,264
				36,560,042
Industrial: 0.35%
Electronics: 0.12%
Flex Ltd.	5.38	11-13-2035	13,485,000	12,757,080
Engineering & construction: 0.19%
CIMIC Finance Ltd.144A	6.00	4-22-2036	8,020,000	7,833,535
CIMIC Finance USA Pty. Ltd.144A	7.00	3-25-2034	3,010,000	3,156,707
WSP Global, Inc.144A	5.71	9-18-2036	9,675,000	9,327,861
				20,318,103
Packaging & containers: 0.04%
Trivium Packaging Finance BV144A	8.25	7-15-2030	4,505,000	4,771,201
Utilities: 0.21%
Electric: 0.21%
Comision Federal de Electricidad144A	3.35	2-9-2031	22,035,000	19,913,029
Empresa Distribuidora Y Comercializadora Norte144A	9.50	4-28-2033	3,375,000	3,325,219
				23,238,248
Total yankee corporate bonds and notes (Cost $954,084,892)				941,378,217
Yankee government bonds: 1.53%
Argentina: 0.22%
Argentinaøø	0.75	7-9-2030	1,090,548	943,597
Argentina	1.00	7-9-2029	123,786	110,563
City of Buenos Aires144A	7.05	5-13-2036	600,000	587,382
City of Buenos Aires144A	7.80	11-26-2033	9,365,000	9,684,721
Province of Santa Fe144A	8.10	12-11-2034	12,580,000	12,486,782
				23,813,045
Bermuda: 0.04%
Bermuda144A	3.38	8-20-2050	6,109,000	4,033,345
The accompanying notes are an integral part of these financial statements.
30 | Allspring Core Plus Bond Fund

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Israel: 0.41%
Israel	4.50%	1-13-2031	$21,605,000	$21,037,437
Israel	5.75	3-12-2054	16,120,000	14,754,313
Israel	5.88	1-13-2056	10,000,000	9,348,700
				45,140,450
Ivory Coast: 0.11%
Ivory Coast144A	8.25	1-30-2037	10,720,000	11,665,183
Mexico: 0.51%
Mexico	5.63	9-22-2035	9,495,000	9,097,065
Mexico	6.00	5-7-2036	7,225,000	7,067,350
Mexico	6.13	2-9-2038	11,550,000	11,126,461
Mexico	6.25	8-27-2037	7,600,000	7,463,580
Mexico	6.35	2-9-2035	11,980,000	12,099,920
Mexico	3.77	5-24-2061	17,000,000	9,746,100
				56,600,476
Panama: 0.11%
Panama	2.25	9-29-2032	14,880,000	12,342,365
Peru: 0.04%
Fondo MIVIVIENDA SA144A	5.40	3-31-2031	4,070,000	4,082,088
Trinidad and Tobago: 0.09%
Trinidad & Tobago144A	6.50	1-28-2036	9,630,000	9,771,368
Total yankee government bonds (Cost $168,928,610)				167,448,320

	Yield	Shares
Short-term investments: 6.05%
Investment companies: 1.95%
Allspring Government Money Market Fund Select Class♠∞##	3.60	213,653,448	213,653,448

				Principal
U.S. Treasury securities: 4.10%
U.S. Treasury Bills☼##		3.17	9-8-2026	$225,000,000	224,841,940
U.S. Treasury Bills☼		3.49	9-24-2026	225,000,000	224,476,135
					449,318,075
Total short-term investments (Cost $662,972,742)					662,971,523
Total investments in securities (Cost $11,437,177,636)	102.25%				11,215,062,752
Other assets and liabilities, net	(2.25)				(246,649,124)
Total net assets	100.00%				$10,968,413,628

The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 31

Portfolio of investments—August 31, 2026

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

%%	The security is purchased on a when-issued basis.
ƒ
Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
†	Non-income-earning security
¤	The security is issued in zero coupon form with no periodic interest payments.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.
☼	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:
AUD	Australian dollar
BDC	Business Development Company
BRL	Brazilian real
CAB	Capital appreciation bond
CLO	Collateralized loan obligation
CLP	Chilean peso
COP	Colombian peso
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
KRW	Republic of Korea won
MXN	Mexican peso
NOK	Norwegian krone
NPFGC	National Public Finance Guarantee Corporation
REIT	Real estate investment trust
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
SEK	Swedish krona
SOFR	Secured Overnight Financing Rate
STRIPS	Separate trading of registered interest and principal of securities
ZAR	South African rand
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$459,866,843	$4,468,100,079	$(4,714,313,474)	$0	$0	$213,653,448	213,653,448	$11,416,165
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	58,383,672	COP	204,901,000,000	Morgan Stanley, Inc.	9-2-2026	$0	$(5,166,301)
The accompanying notes are an integral part of these financial statements.
32 | Allspring Core Plus Bond Fund

Portfolio of investments—August 31, 2026

Forward foreign currency contracts (continued)
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
COP	204,901,000,000	USD	66,627,971	Morgan Stanley, Inc.	9-2-2026	$0	$(3,077,998)
USD	54,139,741	BRL	276,470,000	State Street Bank & Trust Co.	9-4-2026	801,796	0
BRL	276,470,000	USD	53,025,566	State Street Bank & Trust Co.	9-4-2026	312,379	0
USD	90,517,630	GBP	67,157,000	Bank of New York Mellon Corp.	9-16-2026	0	(480,838)
USD	13,515,329	ZAR	220,370,000	Bank of New York Mellon Corp.	9-18-2026	0	(152,634)
ZAR	220,370,000	USD	13,496,117	Bank of New York Mellon Corp.	9-18-2026	171,845	0
USD	28,770,364	MXN	506,010,000	Bank of New York Mellon Corp.	9-30-2026	0	(936,584)
USD	389,554,539	EUR	337,040,000	Bank of New York Mellon Corp.	10-5-2026	0	(2,436,601)
USD	14,618,779	CLP	13,550,000,000	State Street Bank & Trust Co.	10-8-2026	97,347	0
CLP	13,550,000,000	USD	14,751,511	State Street Bank & Trust Co.	10-8-2026	0	(230,078)
USD	68,453,727	AUD	97,980,000	Bank of New York Mellon Corp.	10-20-2026	0	(1,705,588)
USD	27,818,949	SEK	266,050,000	Bank of New York Mellon Corp.	10-20-2026	0	(34,047)
USD	52,396,475	BRL	276,470,000	State Street Bank & Trust Co.	11-3-2026	0	(287,056)
USD	65,415,509	COP	204,901,000,000	Morgan Stanley, Inc.	11-23-2026	2,923,453	0
USD	13,785,073	NOK	128,950,000	State Street Bank & Trust Co.	11-23-2026	111	0
						$4,306,931	$(14,507,725)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	8,269	12-21-2026	$897,425,731	$890,209,531	$0	$(7,216,200)
Ultra U.S. Treasury Bond	2,345	12-21-2026	261,025,423	258,023,281	0	(3,002,142)
2-Year U.S. Treasury Notes	6,423	12-31-2026	1,321,693,056	1,318,220,397	0	(3,472,659)
5-Year U.S. Treasury Notes	3,266	12-31-2026	347,191,108	345,226,406	0	(1,964,702)
Short
10-Year Euro BUND Index	(434)	9-8-2026	(63,603,164)	(62,136,902)	1,466,262	0
2-Year Euro SCHATZ	(248)	9-8-2026	(30,482,071)	(30,331,727)	150,344	0
5-Year Euro-BOBL Futures	(120)	9-8-2026	(15,981,796)	(15,792,426)	189,370	0
Ultra 10-Year U.S. Treasury Notes	(4,833)	12-21-2026	(533,885,175)	(528,835,922)	5,049,253	0
					$6,855,229	$(15,655,703)
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 33

Statement of assets and liabilities—August 31, 2026
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $11,223,524,188)	$11,001,409,304
Investments in affiliated securities, at value (cost $213,653,448)	213,653,448
Cash	2,321,424
Cash at broker segregated for futures contracts	38,771,000
Segregated cash for forward foreign currency contracts	11,010,000
Segregated cash for when-issued securities	300,000
Foreign currency, at value (cost $29)	31
Receivable for interest	92,252,763
Receivable for investments sold	89,500,696
Receivable for Fund shares sold	20,654,907
Unrealized gains on forward foreign currency contracts	4,306,931
Receivable for daily variation margin on open futures contracts	1,821,252
Principal paydown receivable	82,526
Prepaid expenses and other assets	181,193
Total assets	11,476,265,475
Liabilities
Payable for investments purchased	478,158,161
Unrealized losses on forward foreign currency contracts	14,507,725
Payable for Fund shares redeemed	7,853,685
Payable for daily variation margin on open futures contracts	3,783,006
Management fee payable	2,293,177
Administration fees payable	738,506
Shareholder servicing fees payable	328,730
Distribution fee payable	35,912
Contingent tax liability	10,193
Trustees’ fees and expenses payable	1,141
Accrued expenses and other liabilities	141,611
Total liabilities	507,851,847
Total net assets	$10,968,413,628
Net assets consist of
Paid-in capital	$11,647,723,453
Total distributable loss	(679,309,825)
Total net assets	$10,968,413,628
The accompanying notes are an integral part of these financial statements.
34 | Allspring Core Plus Bond Fund

Statement of assets and liabilities—August 31, 2026
Statement of assets and liabilities
Computation of net asset value and offering price per share
Net assets–Class A	$310,428,834
Shares outstanding–Class A1	28,288,288
Net asset value per share–Class A	$10.97
Maximum offering price per share – Class A2	$11.49
Net assets–Class C	$55,790,552
Shares outstanding–Class C1	5,088,666
Net asset value per share–Class C	$10.96
Net assets–Class R6	$1,144,729,367
Shares outstanding–Class R6[1]	104,170,122
Net asset value per share–Class R6	$10.99
Net assets–Administrator Class	$1,170,954,048
Shares outstanding–Administrator Class[1]	106,899,728
Net asset value per share–Administrator Class	$10.95
Net assets–Institutional Class	$8,286,510,827
Shares outstanding–Institutional Class[1]	754,417,567
Net asset value per share–Institutional Class	$10.98
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 35

Statement of operations—year ended August 31, 2026
Statement of operations
Investment income
Interest (net of foreign withholding taxes of $70,572)	$530,905,054
Income from affiliated securities	11,416,165
Dividends	8,754,756
Total investment income	551,075,975
Expenses
Management fee	38,918,073
Administration fees
Class A	495,847
Class C	86,801
Class R6	333,855
Administrator Class	1,231,264
Institutional Class	6,324,731
Shareholder servicing fees
Class A	835,274
Class C	146,278
Administrator Class	3,078,161
Distribution fee
Class C	438,834
Custody and accounting fees	586,320
Professional fees	127,418
Registration fees	416,692
Shareholder report expenses	507,653
Trustees’ fees and expenses	92,732
Other fees and expenses	211,012
Total expenses	53,830,945
Less: Fee waivers and/or expense reimbursements
Fund-level	(12,081,383)
Class A	(34,071)
Administrator Class	(289,766)
Net expenses	41,425,725
Net investment income	509,650,250
The accompanying notes are an integral part of these financial statements.
36 | Allspring Core Plus Bond Fund

Statement of operations—year ended August 31, 2026
Statement of operations
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities (net of foreign capital gains tax of $110,341)	$23,165,627
Foreign currency and foreign currency translations	(1,724,928)
Forward foreign currency contracts	(19,429,881)
Futures contracts	(45,715,880)
Swap contracts	2,537,144
Net realized losses on investments	(41,167,918)
Net change in unrealized gains (losses) on
Unaffiliated securities (net of deferred foreign capital gains tax of $69,861)	(260,731,358)
Foreign currency and foreign currency translations	92,796
Forward foreign currency contracts	(971,837)
Futures contracts	(14,024,369)
Swap contracts	(565,882)
Net change in unrealized gains (losses) on investments	(276,200,650)
Net realized and unrealized gains (losses) on investments	(317,368,568)
Net increase in net assets resulting from operations	$192,281,682
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 37

Statement of changes in net assets
Statement of changes in net assets
	Year ended August 31, 2026		Year ended August 31, 2025
Operations
Net investment income		$509,650,250		$450,790,866
Net realized losses on investments		(41,167,918)		(117,635,390)
Net change in unrealized gains (losses) on investments		(276,200,650)		2,876,028
Net increase in net assets resulting from operations		192,281,682		336,031,504
Distributions to shareholders from
Net investment income and net realized gains
Class A		(14,853,138)		(15,781,344)
Class C		(2,169,785)		(2,004,591)
Class R6		(53,625,524)		(46,250,658)
Administrator Class		(55,447,065)		(52,429,762)
Institutional Class		(378,488,152)		(321,814,223)
Total distributions to shareholders		(504,583,664)		(438,280,578)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	9,798,396	110,599,969	12,019,284	135,101,824
Class C	1,306,916	14,785,430	1,621,649	18,363,761
Class R6	36,506,564	412,418,837	70,592,066	792,952,550
Administrator Class	20,348,452	228,854,776	84,882,907	958,259,567
Institutional Class	277,687,023	3,136,419,023	352,011,023	3,965,707,849
		3,903,078,035		5,870,385,551
Reinvestment of distributions
Class A	1,141,214	12,838,878	1,209,163	13,525,032
Class C	186,008	2,090,555	173,472	1,938,950
Class R6	4,079,125	45,923,051	3,227,784	36,139,538
Administrator Class	4,937,644	55,437,875	4,697,662	52,419,897
Institutional Class	30,676,993	345,103,499	26,035,655	291,506,401
		461,393,858		395,529,818
Payment for shares redeemed
Class A	(13,133,656)	(148,177,902)	(12,767,521)	(142,973,775)
Class C	(1,332,779)	(14,986,615)	(1,031,726)	(11,553,467)
Class R6	(29,290,036)	(330,452,807)	(39,893,663)	(447,117,106)
Administrator Class	(32,930,797)	(370,539,066)	(28,327,851)	(316,839,888)
Institutional Class	(195,126,743)	(2,199,128,497)	(231,843,337)	(2,597,033,539)
		(3,063,284,887)		(3,515,517,775)
Net increase in net assets resulting from capital share transactions		1,301,187,006		2,750,397,594
Total increase in net assets		988,885,024		2,648,148,520
Net assets
Beginning of period		9,979,528,604		7,331,380,084
End of period		$10,968,413,628		$9,979,528,604
The accompanying notes are an integral part of these financial statements.
38 | Allspring Core Plus Bond Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Class A	2026	2025	2024	2023	2022
Net asset value, beginning of period	$11.28	$11.42	$11.07	$11.57	$13.52
Net investment income	0.51 [1]	0.52 [1]	0.51 [1]	0.43 [1]	0.26
Net realized and unrealized gains (losses) on investments	(0.32)	(0.16)	0.35	(0.51)	(1.88)
Total from investment operations	0.19	0.36	0.86	(0.08)	(1.62)
Distributions to shareholders from
Net investment income	(0.50)	(0.50)	(0.51)	(0.42)	(0.22)
Net realized gains	0.00	0.00	0.00	0.00	(0.11)
Total distributions to shareholders	(0.50)	(0.50)	(0.51)	(0.42)	(0.33)
Net asset value, end of period	$10.97	$11.28	$11.42	$11.07	$11.57
Total return[2]	1.67%	3.28%	8.05%	(0.65)%	(12.21)%
Ratios to average net assets (annualized)
Gross expenses	0.78%	0.79%	0.81%	0.84%	0.85%
Net expenses	0.66%	0.65%	0.67%	0.68%	0.69%
Net investment income	4.51%	4.65%	4.62%	3.84%	2.03%
Supplemental data
Portfolio turnover rate	129%	173%	168%	254%	288%
Net assets, end of period (000s omitted)	$310,429	$343,883	$342,820	$295,536	$250,553

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 39

Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Class C	2026	2025	2024	2023	2022
Net asset value, beginning of period	$11.27	$11.41	$11.06	$11.56	$13.51
Net investment income	0.42 [1]	0.43 [1]	0.43 [1]	0.34 [1]	0.16
Net realized and unrealized gains (losses) on investments	(0.31)	(0.15)	0.35	(0.51)	(1.88)
Total from investment operations	0.11	0.28	0.78	(0.17)	(1.72)
Distributions to shareholders from
Net investment income	(0.42)	(0.42)	(0.43)	(0.33)	(0.12)
Net realized gains	0.00	0.00	0.00	0.00	(0.11)
Total distributions to shareholders	(0.42)	(0.42)	(0.43)	(0.33)	(0.23)
Net asset value, end of period	$10.96	$11.27	$11.41	$11.06	$11.56
Total return[2]	0.91%	2.51%	7.25%	(1.44)%	(12.89)%
Ratios to average net assets (annualized)
Gross expenses	1.53%	1.54%	1.56%	1.59%	1.60%
Net expenses	1.42%	1.42%	1.42%	1.43%	1.45%
Net investment income	3.76%	3.88%	3.87%	3.08%	1.28%
Supplemental data
Portfolio turnover rate	129%	173%	168%	254%	288%
Net assets, end of period (000s omitted)	$55,791	$55,557	$47,536	$36,849	$32,889

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
40 | Allspring Core Plus Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Class R6	2026	2025	2024	2023	2022
Net asset value, beginning of period	$11.30	$11.44	$11.08	$11.58	$13.54
Net investment income	0.55 [1]	0.56 [1]	0.56 [1]	0.48 [1]	0.30
Net realized and unrealized gains (losses) on investments	(0.32)	(0.16)	0.35	(0.52)	(1.89)
Total from investment operations	0.23	0.40	0.91	(0.04)	(1.59)
Distributions to shareholders from
Net investment income	(0.54)	(0.54)	(0.55)	(0.46)	(0.26)
Net realized gains	0.00	0.00	0.00	0.00	(0.11)
Total distributions to shareholders	(0.54)	(0.54)	(0.55)	(0.46)	(0.37)
Net asset value, end of period	$10.99	$11.30	$11.44	$11.08	$11.58
Total return[2]	2.05%	3.66%	8.53%	(0.27)%	(11.95)%
Ratios to average net assets (annualized)
Gross expenses	0.41%	0.42%	0.44%	0.46%	0.47%
Net expenses	0.30%	0.30%	0.30%	0.30%	0.31%
Net investment income	4.88%	5.01%	5.00%	4.25%	2.50%
Supplemental data
Portfolio turnover rate	129%	173%	168%	254%	288%
Net assets, end of period (000s omitted)	$1,144,729	$1,049,298	$674,249	$256,948	$141,833

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 41

Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Administrator Class	2026	2025	2024	2023	2022
Net asset value, beginning of period	$11.26	$11.40	$11.05	$11.54	$13.49
Net investment income	0.51 [1]	0.53 [1]	0.52 [1]	0.44 [1]	0.26
Net realized and unrealized gains (losses) on investments	(0.31)	(0.16)	0.34	(0.50)	(1.87)
Total from investment operations	0.20	0.37	0.86	(0.06)	(1.61)
Distributions to shareholders from
Net investment income	(0.51)	(0.51)	(0.51)	(0.43)	(0.23)
Net realized gains	0.00	0.00	0.00	0.00	(0.11)
Total distributions to shareholders	(0.51)	(0.51)	(0.51)	(0.43)	(0.34)
Net asset value, end of period	$10.95	$11.26	$11.40	$11.05	$11.54
Total return[2]	1.73%	3.34%	8.08%	(0.50)%	(12.18)%
Ratios to average net assets (annualized)
Gross expenses	0.73%	0.74%	0.76%	0.78%	0.79%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.61%
Net investment income	4.57%	4.70%	4.66%	3.89%	2.09%
Supplemental data
Portfolio turnover rate	129%	173%	168%	254%	288%
Net assets, end of period (000s omitted)	$1,170,954	$1,289,896	$607,546	$137,624	$140,779

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
42 | Allspring Core Plus Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Institutional Class	2026	2025	2024	2023	2022
Net asset value, beginning of period	$11.29	$11.43	$11.08	$11.58	$13.53
Net investment income	0.54 [1]	0.56 [1]	0.55 [1]	0.47 [1]	0.29
Net realized and unrealized gains (losses) on investments	(0.31)	(0.16)	0.35	(0.51)	(1.87)
Total from investment operations	0.23	0.40	0.90	(0.04)	(1.58)
Distributions to shareholders from
Net investment income	(0.54)	(0.54)	(0.55)	(0.46)	(0.26)
Net realized gains	0.00	0.00	0.00	0.00	(0.11)
Total distributions to shareholders	(0.54)	(0.54)	(0.55)	(0.46)	(0.37)
Net asset value, end of period	$10.98	$11.29	$11.43	$11.08	$11.58
Total return[2]	2.00%	3.61%	8.38%	(0.32)%	(11.92)%
Ratios to average net assets (annualized)
Gross expenses	0.46%	0.47%	0.49%	0.51%	0.52%
Net expenses	0.35%	0.35%	0.35%	0.35%	0.37%
Net investment income	4.83%	4.95%	4.95%	4.21%	2.40%
Supplemental data
Portfolio turnover rate	129%	173%	168%	254%	288%
Net assets, end of period (000s omitted)	$8,286,511	$7,240,895	$5,659,229	$3,658,011	$1,965,302

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 43

Notes to financial statements
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Core Plus Bond Fund (the “Fund”) which is a diversified series of the Trust.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On August 31, 2026, such fair value pricing was not used in pricing foreign securities.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from
44 | Allspring Core Plus Bond Fund

Notes to financial statements
changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of assets and liabilities.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of assets and liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of operations.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter market or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.
The Fund entered into centrally cleared swaps. In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Securities deposited as initial margin are designated in the Portfolio of investments and cash deposited is shown as cash segregated for centrally cleared swaps in the Statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of assets and liabilities. Payments received from (paid to) the counterparty are recorded as realized gains (losses) in the Statement of operations when the contract is closed.
Allspring Core Plus Bond Fund | 45

Notes to financial statements
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through To Be Announced (TBA) mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Dividend income is recognized on the ex-dividend date.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
46 | Allspring Core Plus Bond Fund

Notes to financial statements
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of August 31, 2026, the aggregate cost of all investments for federal income tax purposes was $11,450,531,163 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$56,360,277
Gross unrealized losses	(310,829,956)
Net unrealized losses	$(254,469,679)
As of August 31, 2026, the Fund had capital loss carryforwards which consist of $229,901,301 in short-term capital losses and $214,482,021 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Core Plus Bond Fund | 47

Notes to financial statements
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$3,291,460,971	$0	$3,291,460,971
Asset-backed securities	0	943,774,205	0	943,774,205
Common stocks
Financials	0	0	0	0
Health care	0	1,966,272	0	1,966,272
Corporate bonds and notes	0	2,458,818,283	0	2,458,818,283
Foreign corporate bonds and notes	0	184,089,991	0	184,089,991
Foreign government bonds	0	582,495,553	0	582,495,553
Investment companies	349,313,021	0	0	349,313,021
Loans	0	3,058,857	0	3,058,857
Municipal obligations	0	2,015,868	0	2,015,868
Non-agency mortgage-backed securities	0	610,139,554	0	610,139,554
U.S. Treasury securities	1,005,958,458	10,173,659	0	1,016,132,117
Yankee corporate bonds and notes	0	941,378,217	0	941,378,217
Yankee government bonds	0	167,448,320	0	167,448,320
Short-term investments
Investment companies	213,653,448	0	0	213,653,448
U.S. Treasury securities	449,318,075	0	0	449,318,075
	2,018,243,002	9,196,819,750	0	11,215,062,752
Forward foreign currency contracts	0	4,306,931	0	4,306,931
Futures contracts	6,855,229	0	0	6,855,229
Total assets	$2,025,098,231	$9,201,126,681	$0	$11,226,224,912
Liabilities
Forward foreign currency contracts	$0	$14,507,725	$0	$14,507,725
Futures contracts	15,655,703	0	0	15,655,703
Total liabilities	$15,655,703	$14,507,725	$0	$30,163,428
Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of investments. For futures contracts, the current day’s variation margin is reported on the Statement of assets and liabilities. All other assets and liabilities are reported at their fair value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At August 31, 2026, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds
48 | Allspring Core Plus Bond Fund

Notes to financial statements
Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.450%
Next $500 million	0.425
Next $2 billion	0.400
Next $2 billion	0.375
Next $5 billion	0.340
Over $10 billion	0.320
For the year ended August 31, 2026, the management fee was equivalent to an annual rate of 0.37% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of certain subadvisers to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited, each an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, serve as subadvisers to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.14%
Class C	0.14
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Prior to July 1, 2026, the class-level administration fee for Class A and Class C was 0.15% of its average daily net assets.
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through December 31, 2026 (December 31, 2027 for Class A and Class C) to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of August 31, 2026, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.66%
Class C	1.41
Class R6	0.30
Administrator Class	0.60
Institutional Class	0.35
Prior to July 1, 2026, the Fund’s expenses were capped at 0.67% for Class A and 1.42% for Class C.
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges
Allspring Core Plus Bond Fund | 49

Notes to financial statements
from redemptions of Class C shares. For the year ended August 31, 2026, Allspring Funds Distributor received $11,173 from the sale of Class A shares and $22,167 and $10,602 in contingent deferred sales charges from redemptions of Class A and Class C shares, respectively.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended August 31, 2026.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the year ended August 31, 2026 were as follows:
Purchases at cost		Sales Proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$9,320,502,351	$5,820,899,030	$8,880,176,254	$4,394,004,020
6.DERIVATIVE TRANSACTIONS
During the year ended August 31, 2026, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio. The Fund also entered into forward foreign currency contracts for economic hedging purposes and entered into swap contracts to hedge risks and/or enhance total returns.
The volume of the Fund’s derivative activity during the year ended August 31, 2026 was as follows:
Forward foreign currency contracts
Average contract amounts to buy	$95,583,858
Average contract amounts to sell	886,546,182
Futures contracts
Average notional balance on long futures	$2,792,010,210
Average notional balance on short futures	351,673,842
Swap contracts
Average notional balance	$40,206,304
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.
50 | Allspring Core Plus Bond Fund

Notes to financial statements
The fair value of derivative instruments as of August 31, 2026 by primary risk type was as follows for the Fund:
	Interest rate risk	Foreign Currency risk	Total
Asset derivatives
Forward foreign currency contracts	$0	$4,306,931	$4,306,931
Futures contracts	6,855,229 *	0	6,855,229
	$6,855,229	$4,306,931	$11,162,160
Liability derivatives
Forward foreign currency contracts	$0	$14,507,725	$14,507,725
Futures contracts	15,655,703 *	0	15,655,703
	$15,655,703	$14,507,725	$30,163,428

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of investments. For futures contracts, only the current day’s variation margin as of August 31, 2026 is reported separately on the Statement of assets and liabilities.

The effect of derivative instruments on the Statement of operations for the year ended August 31, 2026 was as follows:
	Interest rate risk	Credit risk	Foreign currency risk	TOTAL
Net realized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$(19,429,881)	$(19,429,881)
Futures contracts	(45,715,880)	0	0	(45,715,880)
Swap contracts	0	2,537,144	0	2,537,144
	$(45,715,880)	$2,537,144	$(19,429,881)	$(62,608,617)
Net change in unrealized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$(971,837)	$(971,837)
Futures contracts	(14,024,369)	0	0	(14,024,369)
Swap contracts	0	(565,882)	0	(565,882)
	$(14,024,369)	$(565,882)	$(971,837)	$(15,562,088)
For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of assets and liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of assets and liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of assets and liabilities to the net amounts by counterparty, including any collateral exposure, for OTC derivatives is as follows:
Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Bank of New York Mellon Corp.	$171,845	$(171,845)	$0	$0
Morgan Stanley, Inc.	2,923,453	(2,923,453)	0	0
State Street Bank & Trust Co.	1,211,633	(517,134)	(694,499)	0
Allspring Core Plus Bond Fund | 51

Notes to financial statements

Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Bank of New York Mellon Corp.	$5,746,292	$(171,845)	$(5,574,447)	$0
Morgan Stanley, Inc.	8,244,299	(2,923,453)	(5,320,846)	0
State Street Bank & Trust Co.	517,134	(517,134)	0	0

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.
7.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds, is a party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended August 31, 2026, there were no borrowings by the Fund under the agreement.
8.DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended August 31
	2026	2025
Ordinary income	$504,583,664	$438,280,578
As of August 31, 2026, the components of distributable loss on a tax basis were as follows:

Undistributed ordinary income	Unrealized losses	Capital loss carryforward	Total
$19,262,045	$(254,180,167)	$(444,383,322)	$(679,301,444)
Temporary differences between book-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
9.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
52 | Allspring Core Plus Bond Fund

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Core Plus Bond Fund (the Fund), a series of Allspring Funds Trust, including the portfolio of investments, as of August 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian, transfer agents, agent banks and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
October 23, 2026
Allspring Core Plus Bond Fund | 53

Other information (unaudited)
Other information
Tax information
For the fiscal year ended August 31, 2026, $391,477,065 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For the fiscal year ended August 31, 2026, 12% of the ordinary income distributed was derived from interest on U.S. government securities.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

54 | Allspring Core Plus Bond Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring Core Plus Bond Fund | 55

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 18-20, 2026 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Core Plus Bond Fund (the “Fund”):  (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); (ii) an investment sub-advisory agreement with Allspring Global Investments, LLC (“AGI”), an affiliate of Allspring Funds Management; and (iii) an investment sub-advisory agreement with Allspring Global Investments (UK) Limited (“AGI UK,” and together with AGI, the “Sub-Advisers,” and the sub-advisory agreements with each of the Sub-Advisers, the “Sub-Advisory Agreements”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Advisers and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2026, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Advisers were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2026. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Advisers about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above conferred with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Advisers under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Advisers under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Advisers are a part, recent changes in such senior management, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates, including the Sub-Advisers. The Board noted that AGI UK was added as a sub-adviser to the Fund in 2025.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Advisers to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Advisers. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Advisers’ business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Advisers is “Allspring Global Investments.”

56 | Allspring Core Plus Bond Fund

Other information (unaudited)
approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program and as the Fund’s valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2025. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Institutional Class) was higher than or in range of the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was higher than the investment performance of its benchmark index, the Bloomberg U.S. Aggregate Bond Index, for all periods under review. The Board took into consideration that the Fund experienced a portfolio manager change in 2025.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising the expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class. The Board also noted management’s proposal to reduce the expense caps for Class A and Class C shares of the Fund and noted management’s proposal to reduce the class-level administrative services fee paid under the Fund’s Class-Level Administration Agreement applicable to Class A and Class C shares, which are expected to reduce the Fund’s net operating expense ratios for such share classes.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Advisers for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not the class level.
Among other information reviewed by the Board was a comparison of the Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than, equal to, or in range of the sum of the average rates for the expense Groups for each share class. The Board also took into consideration management’s proposal to revise the management fee schedule for the Fund, which would add an additional breakpoint to the fee schedule. The Board also noted management’s proposal to reduce the expense caps for Class A and Class C shares of the Fund and noted management’s proposal to reduce the class-level administrative services fee paid under the Fund’s Class-Level Administration Agreement applicable to Class A and Class C shares, which are expected to reduce the Fund’s net operating expense ratios for such share classes.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Advisers for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Advisers, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Advisers, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Advisers to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients such as institutional separate accounts.
The Board noted that the Fund has a substantially similar investment strategy to the Allspring Core Plus ETF (the “ETF”) but has a higher management fee rate than the unitary fee rate of the ETF. The Board considered the expense group prepared by Broadridge in assessing the management fee of the Fund relative to its peers, and assessed the unitary fee of the ETF relative to the Broadridge expense group for the ETF’s peers. The Board also considered that

Allspring Core Plus Bond Fund | 57

Other information (unaudited)
the unitary fee rate for the ETF reflects market dynamics for ETFs relative to mutual funds, including the competitive pricing necessary for an ETF to attract investors, and that the management fee of the Fund and the unitary fee of the ETF should be considered in light of the differing market dynamics and competitive factors relevant to each of the Fund and the ETF, respectively. Additionally, the Board considered that ETFs and the ecosystem in which they operate have various fundamental structural, service, and market differences from mutual funds, including that ETFs operate in both a primary and secondary market.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Advisers under each Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Advisers’ profitability information with respect to providing services to the Fund was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of a fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to the Fund and shareholders. The Board took into consideration management’s proposal to revise the management fee schedule for the Fund, which would add an additional breakpoint to the fee schedule.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Advisers
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Advisers, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Advisers’ business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Advisers.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Advisers, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Advisers under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

58 | Allspring Core Plus Bond Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR0059 08-26

Allspring Short Duration Government Bond Fund
Long Form Financial Statements
Annual Report
August 31, 2026

Allspring Short Duration Government Bond Fund | 1

Portfolio of investments—August 31, 2026
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 85.71%
FHLMC	2.50%	3-1-2028	$4,303,395	$4,237,915
FHLMC	2.50	6-1-2028	6,589,794	6,473,034
FHLMC	2.50	7-1-2033	2,431,577	2,385,877
FHLMC	3.00	7-1-2033	4,372,737	4,276,808
FHLMC (30 Day Average U.S. SOFR+2.11%)±	5.05	8-1-2055	12,276,992	12,276,441
FHLMC (30 Day Average U.S. SOFR+2.14%)±	4.78	1-1-2055	2,446,724	2,460,337
FHLMC (RFUCCT1Y+1.62%)±	4.14	2-1-2050	3,367,923	3,499,824
FHLMC (RFUCCT1Y+1.63%)±	3.01	11-1-2048	8,406,048	8,533,225
FHLMC (RFUCCT1Y+1.63%)±	3.17	7-1-2050	5,401,645	5,340,195
FHLMC Series 4184 Class FN (30 Day Average U.S. SOFR+0.46%)±	4.10	3-15-2043	1,459,225	1,448,885
FHLMC Series 4272 Class FD (30 Day Average U.S. SOFR+0.46%)±	4.10	11-15-2043	3,169,281	3,151,138
FHLMC Series 4281 Class FA (30 Day Average U.S. SOFR+0.51%)±	4.15	12-15-2043	1,275,679	1,269,800
FHLMC Series 4303 Class FA (30 Day Average U.S. SOFR+0.46%)±	4.10	2-15-2044	2,096,506	2,072,074
FHLMC Series 470 Class FA (30 Day Average U.S. SOFR+0.40%)±	4.04	8-25-2029	5,934,205	5,936,092
FHLMC Series 4710 Class PD	2.50	4-15-2045	4,874,257	4,749,813
FHLMC Series 5118 Class CA	1.50	10-15-2033	341,809	315,863
FHLMC Series 5335 Class FB (30 Day Average U.S. SOFR+0.81%)±	4.45	10-15-2039	1,947,977	1,952,964
FNMA	1.50	2-1-2032	10,714,937	10,065,971
FNMA	2.50	7-1-2028	4,812,758	4,718,227
FNMA	2.50	3-1-2035	8,231,617	7,634,138
FNMA	3.00	6-1-2035	2,562,142	2,492,502
FNMA	3.00	3-1-2040	6,850,903	6,549,588
FNMA	4.00	3-1-2031	18,117	18,001
FNMA (30 Day Average U.S. SOFR+2.16%)±	4.32	1-1-2055	4,111,780	4,162,346
FNMA (30 Day Average U.S. SOFR+2.28%)±	4.85	7-1-2054	4,220,978	4,224,748
FNMA (30 Day Average U.S. SOFR+2.34%)±	5.29	8-1-2054	3,906,433	3,919,147
FNMA (RFUCCT1Y+1.61%)±	3.42	7-1-2049	13,334,551	13,342,539
FNMA Series 2010-111 Class KF (30 Day Average U.S. SOFR+0.51%)±	4.16	10-25-2040	2,381,557	2,376,588
FNMA Series 2011-47 Class GF (30 Day Average U.S. SOFR+0.68%)±	4.33	6-25-2041	4,250,216	4,254,349
FNMA Series 2011-55 Class FH (30 Day Average U.S. SOFR+0.55%)±	4.20	6-25-2041	1,478,942	1,472,756
FNMA Series 2011-58 Class F (30 Day Average U.S. SOFR+0.58%)±	4.23	7-25-2041	3,398,327	3,388,227
FNMA Series 2011-62 Class LF (30 Day Average U.S. SOFR+0.51%)±	4.16	1-25-2032	2,252,571	2,246,988
FNMA Series 2012-9 Class CF (30 Day Average U.S. SOFR+0.56%)±	4.21	2-25-2042	4,850,008	4,830,648
FNMA Series 2012-98 Class BA	1.50	1-25-2042	817,236	797,126
FNMA Series 2016-64 Class BC	1.75	9-25-2046	4,209,739	3,888,986
FNMA Series 2017-11 Class FA (30 Day Average U.S. SOFR+0.51%)±	4.16	3-25-2047	1,293,231	1,286,264
FNMA Series 2017-113 Class FB (30 Day Average U.S. SOFR+0.36%)±	4.01	1-25-2048	1,252,524	1,242,233
FNMA Series 2017-35 Class MC	2.63	12-25-2044	2,914,410	2,816,957
FNMA Series 2017-82 Class FE (30 Day Average U.S. SOFR+0.36%)±	4.01	10-25-2047	2,891,677	2,871,830
FNMA Series 2017-9 Class EF (30 Day Average U.S. SOFR+0.51%)±	4.16	3-25-2047	1,542,749	1,538,066
FNMA Series 2018-1 Class FA (30 Day Average U.S. SOFR+0.36%)±	4.01	2-25-2048	1,543,167	1,527,028
FNMA Series 2018-1 Class FB (30 Day Average U.S. SOFR+0.36%)±	4.01	2-25-2048	4,734,013	4,696,532
FNMA Series 2018-92 Class AF (30 Day Average U.S. SOFR+0.51%)±	4.16	5-25-2033	2,293,706	2,288,815
FNMA Series 2020-34 Class AG	2.00	6-25-2035	3,770,463	3,537,979
FNMA Series 2023-38 Class FC (30 Day Average U.S. SOFR+0.66%)±	4.31	6-25-2040	1,392,293	1,390,479
FNMA Series 2023-38 Class FD (30 Day Average U.S. SOFR+0.86%)±	4.48	10-25-2039	2,666,057	2,660,086
The accompanying notes are an integral part of these financial statements.
2 | Allspring Short Duration Government Bond Fund

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
GNMA Series 2016-167 Class AC	2.25%	3-20-2039	$1,380,143	$1,286,219
GNMA Series 2022-189 Class DC	2.50	10-20-2051	5,482,608	5,365,830
Total agency securities (Cost $183,741,121)				183,271,478
Asset-backed securities: 5.91%
Affirm Master Trust Series 2026-3A Class A144A	4.78	8-15-2034	1,000,000	997,717
AmeriCredit Automobile Receivables Trust Series 2026-1 Class A3144A	4.15	11-18-2032	1,500,000	1,489,030
CarMax Auto Owner Trust Series 2025-2 Class A3	4.48	3-15-2030	1,000,000	999,639
Navient Private Education Refinance Loan Trust Series 2020-GA Class A144A	1.17	9-16-2069	467,486	435,456
Navient Refinance Loan Trust Series 2026-A Class A144A	4.50	1-18-2056	840,579	823,362
Nissan Auto Lease Trust Series 2026-B Class A3	4.69	12-17-2029	1,000,000	1,000,389
Robinhood Credit Card Trust Series 2026-1A Class A144A	4.80	7-21-2031	1,000,000	997,059
Santander Drive Auto Receivables Trust Series 2025-2 Class A3	4.67	8-15-2029	834,249	835,531
SFS Auto Receivables Securitization Trust Series 2024-1A Class A4144A	4.94	1-21-2031	1,055,000	1,059,079
Stellantis Financial Floorplan Master Auto Owner Trust Series 2026-1A Class A144A	4.77	8-20-2031	1,000,000	997,129
Synchrony Card Issuance Trust Series 2026-A2 Class A	4.69	7-15-2032	1,000,000	996,511
T-Mobile U.S. Trust Series 2026-2A Class A144A	4.74	3-20-2031	1,000,000	999,362
USB Auto Owner Trust Series 2025-1A Class A4144A	4.62	12-16-2030	1,000,000	999,365
Total asset-backed securities (Cost $12,696,642)				12,629,629
Non-agency mortgage-backed securities: 0.58%
Bunker Hill Loan Depositary Trust Series 2019-2 Class A1144A±±	2.88	7-25-2049	88,562	86,988
CSAIL Commercial Mortgage Trust Series 2019-C16 Class ASB	3.14	6-15-2052	678,713	664,371
Verus Securitization Trust Series 2021-3 Class A1144A±±	1.05	6-25-2066	571,502	501,303
Total non-agency mortgage-backed securities (Cost $1,330,945)				1,252,662
U.S. Treasury securities: 4.98%
U.S. Treasury Notes	4.25	8-15-2029	10,687,000	10,642,749
Total U.S. Treasury securities (Cost $10,690,340)				10,642,749

		Yield	Shares
Short-term investments: 1.94%
Investment companies: 1.94%
Allspring Government Money Market Fund Select Class♠∞		3.60	4,157,436	4,157,436
Total short-term investments (Cost $4,157,436)				4,157,436
Total investments in securities (Cost $212,616,484)	99.12%			211,953,954
Other assets and liabilities, net	0.88			1,878,511
Total net assets	100.00%			$213,832,465

The accompanying notes are an integral part of these financial statements.
Allspring Short Duration Government Bond Fund | 3

Portfolio of investments—August 31, 2026

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$5,841,843	$162,865,579	$(164,549,986)	$0	$0	$4,157,436	4,157,436	$176,579
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	465	12-31-2026	$95,634,927	$95,433,985	$0	$(200,942)
Short
Ultra 10-Year U.S. Treasury Notes	(41)	12-21-2026	(4,518,649)	(4,486,297)	32,352	0
5-Year U.S. Treasury Notes	(82)	12-31-2026	(8,711,218)	(8,667,656)	43,562	0
					$75,914	$(200,942)
The accompanying notes are an integral part of these financial statements.
4 | Allspring Short Duration Government Bond Fund

Statement of assets and liabilities—August 31, 2026
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $208,459,048)	$207,796,518
Investments in affiliated securities, at value (cost $4,157,436)	4,157,436
Cash	5
Cash at broker segregated for futures contracts	1,174,000
Receivable for interest	526,429
Receivable for Fund shares sold	285,364
Principal paydown receivable	230,381
Receivable for daily variation margin on open futures contracts	21,781
Prepaid expenses and other assets	37,677
Total assets	214,229,591
Liabilities
Payable for Fund shares redeemed	255,106
Dividends payable	59,307
Management fee payable	42,271
Administration fees payable	13,570
Shareholder servicing fees payable	4,580
Payable for daily variation margin on open futures contracts	4,122
Trustees’ fees and expenses payable	191
Accrued expenses and other liabilities	17,979
Total liabilities	397,126
Total net assets	$213,832,465
Net assets consist of
Paid-in capital	$344,561,925
Total distributable loss	(130,729,460)
Total net assets	$213,832,465
Computation of net asset value and offering price per share
Net assets–Class A	$21,673,194
Shares outstanding–Class A1	2,434,836
Net asset value per share–Class A	$8.90
Maximum offering price per share – Class A2	$9.08
Net assets–Class R6	$48,445,245
Shares outstanding–Class R6[1]	5,423,632
Net asset value per share–Class R6	$8.93
Net assets–Institutional Class	$143,714,026
Shares outstanding–Institutional Class[1]	16,123,917
Net asset value per share–Institutional Class	$8.91
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/98 of net asset value. On investments of $100,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Short Duration Government Bond Fund | 5

Statement of operations—year ended August 31, 2026
Statement of operations
Investment income
Interest	$8,879,990
Income from affiliated securities	176,579
Total investment income	9,056,569
Expenses
Management fee	741,027
Administration fees
Class A	32,005
Class C	326 [1]
Class R6	13,423
Administrator Class	623 [2]
Institutional Class	115,606
Shareholder servicing fees
Class A	53,930
Class C	543 [1]
Administrator Class	1,543 [2]
Distribution fee
Class C	1,628 [1]
Custody and accounting fees	8,655
Professional fees	59,930
Registration fees	94,266
Shareholder report expenses	31,856
Trustees’ fees and expenses	8,517
Other fees and expenses	11,668
Total expenses	1,175,546
Less: Fee waivers and/or expense reimbursements
Fund-level	(171,394)
Class A	(716)
Class R6	(13,423)
Institutional Class	(45,711)
Net expenses	944,302
Net investment income	8,112,267
1 For the period from September 1, 2025 to November 14, 2025. Effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares and are no longer offered by the Fund.
2 For the period from September 1, 2025 to September 12, 2025. Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
6 | Allspring Short Duration Government Bond Fund

Statement of operations—year ended August 31, 2026
Statement of operations
Realized and unrealized gains (losses) on investments
Net realized losses on
Unaffiliated securities	$(574,139)
Futures contracts	(695,119)
Net realized losses on investments	(1,269,258)
Net change in unrealized gains (losses) on
Unaffiliated securities	(379,480)
Futures contracts	(146,526)
Net change in unrealized gains (losses) on investments	(526,006)
Net realized and unrealized gains (losses) on investments	(1,795,264)
Net increase in net assets resulting from operations	$6,317,003
The accompanying notes are an integral part of these financial statements.
Allspring Short Duration Government Bond Fund | 7

Statement of changes in net assets
Statement of changes in net assets
	Year ended August 31, 2026		Year ended August 31, 2025
Operations
Net investment income		$8,112,267		$8,635,611
Net realized losses on investments		(1,269,258)		(373,803)
Net change in unrealized gains (losses) on investments		(526,006)		1,038,716
Net increase in net assets resulting from operations		6,317,003		9,300,524
Distributions to shareholders from
Net investment income and net realized gains
Class A		(753,350)		(875,452)
Class C		(6,852)[1]		(34,841)
Class R6		(1,734,824)		(1,756,578)
Administrator Class		(26,763)[2]		(766,004)
Institutional Class		(5,537,670)		(5,266,243)
Total distributions to shareholders		(8,059,459)		(8,699,118)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	416,234	3,734,602	198,522	1,771,565
Class C	0 [1]	0 [1]	28,238	252,849
Class R6	1,615,889	14,524,769	1,659,450	14,888,706
Administrator Class	148 [2]	1,334 [2]	8,655	77,492
Institutional Class	4,452,118	39,957,181	6,490,932	57,953,270
		58,217,886		74,943,882
Reinvestment of distributions
Class A	81,193	727,099	92,944	830,985
Class C	615 [1]	5,528 [1]	3,874	34,572
Class R6	192,825	1,732,405	189,518	1,700,188
Administrator Class	0 [2]	0 [2]	84,835	760,035
Institutional Class	542,159	4,861,383	489,365	4,380,168
		7,326,415		7,705,948
Payment for shares redeemed
Class A	(461,680)	(4,143,024)	(425,917)	(3,803,167)
Class C	(3,445)[1]	(30,951)[1]	(30,467)	(272,162)
Class R6	(1,089,322)	(9,785,703)	(831,218)	(7,449,041)
Administrator Class	(2,896)[2]	(26,093)[2]	(127,768)	(1,144,384)
Institutional Class	(4,782,827)	(42,884,465)	(4,958,542)	(44,377,024)
		(56,870,236)		(57,045,778)
1 For the period from September 1, 2025 to November 14, 2025
2 For the period from September 1, 2025 to September 12, 2025
The accompanying notes are an integral part of these financial statements.
8 | Allspring Short Duration Government Bond Fund

Statement of changes in net assets
Statement of changes in net assets
	Year ended August 31, 2026		Year ended August 31, 2025
	Shares		Shares
Share conversions
Class A	114,071 [3]	$1,023,466 [3]	0	$0
Class C	(113,900)[3]	(1,023,466)[3]	0	0
Administrator Class	(1,940,432)[4]	(17,477,086)[4]	0	0
Institutional Class	1,941,769 [4]	17,477,086 [4]	0	0
		0		0
Net increase in net assets resulting from capital share transactions		8,674,065		25,604,052
Total increase in net assets		6,931,609		26,205,458
Net assets
Beginning of period		206,900,856		180,695,398
End of period		$213,832,465		$206,900,856
3 Effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares and are no longer offered by the Fund.
4 Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring Short Duration Government Bond Fund | 9

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Class A	2026	2025	2024	2023	2022
Net asset value, beginning of period	$8.97	$8.95	$8.78	$9.04	$9.71
Net investment income	0.31 [1]	0.37 [1]	0.37 [1]	0.22 [1]	0.04 [1]
Net realized and unrealized gains (losses) on investments	(0.07)	0.02	0.20	(0.22)	(0.59)
Total from investment operations	0.24	0.39	0.57	0.00	(0.55)
Distributions to shareholders from
Net investment income	(0.31)	(0.37)	(0.40)	(0.26)	(0.12)
Net asset value, end of period	$8.90	$8.97	$8.95	$8.78	$9.04
Total return[2]	2.74%	4.49%	6.57%	0.02%	(5.65)%
Ratios to average net assets (annualized)
Gross expenses	0.85%	0.87%	0.86%	0.83%	0.79%
Net expenses	0.76%	0.76%	0.77%	0.78%	0.78%
Net investment income	3.52%	4.17%	4.17%	2.53%	0.38%
Supplemental data
Portfolio turnover rate	203%	187%	200%	350%	367%
Net assets, end of period (000s omitted)	$21,673	$20,504	$21,664	$23,260	$30,817

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Short Duration Government Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Class R6	2026	2025	2024	2023	2022
Net asset value, beginning of period	$9.00	$8.98	$8.81	$9.07	$9.74
Net investment income	0.35 [1]	0.41 [1]	0.40 [1]	0.26 [1]	0.09
Net realized and unrealized gains (losses) on investments	(0.07)	0.02	0.20	(0.22)	(0.60)
Total from investment operations	0.28	0.43	0.60	0.04	(0.51)
Distributions to shareholders from
Net investment income	(0.35)	(0.41)	(0.43)	(0.30)	(0.16)
Net asset value, end of period	$8.93	$9.00	$8.98	$8.81	$9.07
Total return[2]	3.15%	4.89%	6.99%	0.43%	(5.24)%
Ratios to average net assets (annualized)
Gross expenses	0.48%	0.50%	0.49%	0.45%	0.42%
Net expenses	0.37%	0.37%	0.37%	0.37%	0.37%
Net investment income	3.90%	4.55%	4.56%	2.95%	0.93%
Supplemental data
Portfolio turnover rate	203%	187%	200%	350%	367%
Net assets, end of period (000s omitted)	$48,445	$42,357	$33,122	$36,155	$43,142

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Short Duration Government Bond Fund | 11

Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Institutional Class	2026	2025	2024	2023	2022
Net asset value, beginning of period	$8.98	$8.97	$8.79	$9.06	$9.72
Net investment income	0.35 [1]	0.40 [1]	0.40 [1]	0.25 [1]	0.07 [1]
Net realized and unrealized gains (losses) on investments	(0.08)	0.01	0.21	(0.23)	(0.57)
Total from investment operations	0.27	0.41	0.61	0.02	(0.50)
Distributions to shareholders from
Net investment income	(0.34)	(0.40)	(0.43)	(0.29)	(0.16)
Net asset value, end of period	$8.91	$8.98	$8.97	$8.79	$9.06
Total return[2]	3.10%	4.73%	7.06%	0.27%	(5.20)%
Ratios to average net assets (annualized)
Gross expenses	0.53%	0.55%	0.54%	0.49%	0.46%
Net expenses	0.42%	0.42%	0.42%	0.42%	0.42%
Net investment income	3.86%	4.51%	4.51%	2.81%	0.79%
Supplemental data
Portfolio turnover rate	203%	187%	200%	350%	367%
Net assets, end of period (000s omitted)	$143,714	$125,520	$107,137	$137,415	$334,060

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
12 | Allspring Short Duration Government Bond Fund

Notes to financial statements
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Short Duration Government Bond Fund (the “Fund”) which is a diversified series of the Trust.
Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares in a tax-free conversion. Shareholders of Administrator Class received Institutional Class shares at a value equal to the value of their Administrator Class shares immediately prior to the conversion. Administrator Class shares are no longer offered by the Fund. Additionally, effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares in a tax-free conversion. Shareholders of Class C received Class A shares at a value equal to the value of their Class C shares immediately prior to the conversion. Class C shares are no longer offered by the Fund.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of assets and liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of operations.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through To Be Announced (TBA) mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment
Allspring Short Duration Government Bond Fund | 13

Notes to financial statements
histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of August 31, 2026, the aggregate cost of all investments for federal income tax purposes was $212,491,877 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$474,272
Gross unrealized losses	(1,137,223)
Net unrealized losses	$(662,951)
As of August 31, 2026, the Fund had capital loss carryforwards which consist of $59,667,145 in short-term capital losses and $70,502,755 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
14 | Allspring Short Duration Government Bond Fund

Notes to financial statements
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$183,271,478	$0	$183,271,478
Asset-backed securities	0	12,629,629	0	12,629,629
Non-agency mortgage-backed securities	0	1,252,662	0	1,252,662
U.S. Treasury securities	10,642,749	0	0	10,642,749
Short-term investments
Investment companies	4,157,436	0	0	4,157,436
	14,800,185	197,153,769	0	211,953,954
Futures contracts	75,914	0	0	75,914
Total assets	$14,876,099	$197,153,769	$0	$212,029,868
Liabilities
Futures contracts	$200,942	$0	$0	$200,942
Total liabilities	$200,942	$0	$0	$200,942
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. For futures contracts, the current day’s variation margin is reported on the Statement of assets and liabilities. All other assets and liabilities are reported at their fair value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At August 31, 2026, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.350%
Next $4 billion	0.325
Next $3 billion	0.290
Next $2 billion	0.265
Over $10 billion	0.255
For the year ended August 31, 2026, the management fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As
Allspring Short Duration Government Bond Fund | 15

Notes to financial statements
compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.14%
Class C	0.15
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Prior to July 1, 2026, the class-level administration fee for Class A was 0.15% of its average daily net assets.
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through December 31, 2026 (December 31, 2027 for Class A) to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of August 31, 2026, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.76%
Class R6	0.37
Institutional Class	0.42
Prior to July 1, 2026, the Fund’s expenses were capped at 0.77% for Class A.
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended August 31, 2026, Allspring Funds Distributor received $266 from the sale of Class A shares and $227 in contingent deferred sales charges from redemptions of Class A shares. No contingent deferred sales charges were incurred by Class C shares for the year ended August 31, 2026.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended August 31, 2026.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the year ended August 31, 2026 were as follows:
Purchases at cost		Sales Proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$451,659,339	$16,888,495	$407,416,226	$14,656,011
16 | Allspring Short Duration Government Bond Fund

Notes to financial statements
6.DERIVATIVE TRANSACTIONS
During the year ended August 31, 2026, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio. The Fund had an average notional amount of $79,690,316 in long futures contracts and $15,073,367 in short futures contracts during the year ended August 31, 2026.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds, is a party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended August 31, 2026, there were no borrowings by the Fund under the agreement.
8.DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended August 31
	2026	2025
Ordinary income	$8,059,459	$8,699,118
As of August 31, 2026, the components of distributable loss on a tax basis were as follows:

Undistributed ordinary income	Unrealized losses	Capital loss carryforward	Total
$162,698	$(662,951)	$(130,169,900)	$(130,670,153)
Temporary differences between book-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
9.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
Allspring Short Duration Government Bond Fund | 17

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Short Duration Government Bond Fund (the Fund), a series of Allspring Funds Trust, including the portfolio of investments, as of August 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian, transfer agent and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
October 23, 2026
18 | Allspring Short Duration Government Bond Fund

Other information (unaudited)
Other information
Tax information
For the fiscal year ended August 31, 2026, $7,317,259 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For the fiscal year ended August 31, 2026, 12% of the ordinary income distributed was derived from interest on U.S. government securities.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Short Duration Government Bond Fund | 19

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

20 | Allspring Short Duration Government Bond Fund

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 18-20, 2026 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Short Duration Government Bond Fund (the “Fund”):  (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2026, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2026. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above conferred with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, recent changes in such senior management, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates, including the Sub-Adviser.
 The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Adviser’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring Short Duration Government Bond Fund | 21

Other information (unaudited)
and as the Fund’s valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2025. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Institutional Class) was higher than or in range of the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was higher than or in range of the investment performance of its benchmark index, the Bloomberg U.S. 1-3 Year Government Bond Index, for the one-, three- and ten-year periods under review, and lower than the investment performance of its benchmark index for the five-year period under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising the expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class. The Board also noted management’s proposal to reduce the expense cap for Class A shares of the Fund and noted management’s proposal to reduce the class-level administrative services fee paid under the Fund’s Class-Level Administration Agreement applicable to Class A shares, which are expected to reduce the Fund’s net operating expense ratio for such share class.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not the class level.
Among other information reviewed by the Board was a comparison of the Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than the sum of the average rates for the expense Groups for each share class. The Board also noted management’s proposal to reduce the expense cap for Class A shares of the Fund and noted management’s proposal to reduce the class-level administrative services fee paid under the Fund’s Class-Level Administration Agreement applicable to Class A shares, which are expected to reduce the Fund’s net operating expense ratio for such share class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

22 | Allspring Short Duration Government Bond Fund

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of a fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to the Fund and shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring Short Duration Government Bond Fund | 23

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR0932 08-26

Allspring Short-Term Bond Plus Fund
Long Form Financial Statements
Annual Report
August 31, 2026

Allspring Short-Term Bond Plus Fund | 1

Portfolio of investments—August 31, 2026
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 12.14%
FHLMC	5.00%	2-1-2056	$5,993,863	$5,785,868
FHLMC	5.00	5-1-2056	4,059,417	3,918,093
FHLMC	6.50	7-1-2055	3,828,290	3,944,948
FHLMC Multifamily Structured Pass-Through Certificates Series Q004 Class AFL (12 Month Treasury Average+0.74%)±	4.44	5-25-2044	126,645	126,349
FHLMC Structured Pass-Through Certificates Series T-42 Class A6	9.50	2-25-2042	146,477	161,747
FHLMC Structured Pass-Through Certificates Series T-57 Class 2A1±±	4.92	7-25-2043	35,161	34,208
FHLMC Structured Pass-Through Certificates Series T-59 Class 2A1±±	4.21	10-25-2043	343,786	334,123
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	5.75	4-1-2032	7,644	7,732
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	5.91	4-1-2038	43,037	43,961
FHLMC Series 2597 Class AE	5.50	4-15-2033	1,309	1,322
FNMA	5.00	10-1-2039	3,808,455	3,793,032
FNMA	5.00	6-1-2055	1,447,001	1,396,788
FNMA	5.00	7-1-2056	1,429,911	1,380,130
FNMA%%	5.00	9-14-2056	1,015,000	979,043
FNMA%%	5.50	9-14-2056	4,910,000	4,858,799
FNMA	6.00	3-1-2033	8,708	8,808
FNMA	6.00	5-1-2055	10,170,839	10,286,641
FNMA%%	6.00	9-14-2056	5,960,000	6,024,964
FNMA	6.50	8-1-2031	50,836	52,638
FNMA	6.50	11-1-2054	3,731,342	3,851,386
FNMA	6.50	8-1-2055	3,425,409	3,528,971
FNMA (1 Year Treasury Constant Maturity+1.27%)±	4.90	8-1-2034	5,950	5,926
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.09	11-1-2031	9,414	9,552
FNMA (1 Year Treasury Constant Maturity+2.30%)±	6.04	8-1-2036	172,330	177,439
FNMA (RFUCCT1Y+1.77%)±	6.25	7-1-2044	131,011	135,856
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	7,332	7,832
FNMA Series 2002-T12 Class A4	9.50	5-25-2042	228,940	247,817
FNMA Series 2003-W11 Class A1±±	6.87	6-25-2033	2,787	2,814
FNMA Series 2003-W6 Class 6A±±	4.76	8-25-2042	111,534	109,032
FNMA Series 2003-W6 Class PT4±±	7.91	10-25-2042	20,557	22,119
FNMA Series 2005-84 Class MB	5.75	10-25-2035	25,568	25,978
FNMA Series 2006-W1 Class 2AF2 (30 Day Average U.S. SOFR+0.30%)±	3.95	2-25-2046	472,736	463,529
GNMA%%	4.50	9-21-2056	2,910,000	2,723,780
GNMA	5.00	11-20-2054	2,855,964	2,781,651
GNMA	5.50	6-20-2054	6,448,201	6,435,021
GNMA	5.50	8-20-2054	4,196,335	4,189,596
GNMA	5.50	10-20-2055	15,446,102	15,356,304
GNMA%%	5.50	9-21-2056	1,015,000	1,007,496
GNMA	6.00	8-20-2054	3,666,904	3,727,756
GNMA	6.00	5-20-2056	8,431,011	8,557,189
GNMA Series 2005-27 Class PA	4.50	4-20-2035	5,693	5,557
Total agency securities (Cost $97,254,653)				96,511,795
The accompanying notes are an integral part of these financial statements.
2 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Asset-backed securities: 12.17%
ACHM Trust Series 2023-HE2 Class A144A±±	7.50%	10-25-2038	$560,587	$571,109
Affirm Asset Securitization Trust Series 2024-B Class A144A	4.62	9-15-2029	3,500,000	3,500,571
Aligned Data Centers Issuer LLC Series 2026-1A Class A2I144A	5.91	6-15-2056	690,000	684,617
Aqua Finance Issuer Trust Series 2026-A Class A144A	4.76	4-17-2051	482,657	475,324
Aqua Finance Trust Series 2021-A Class A144A	1.54	7-17-2046	496,443	451,824
BDS LLC Series 2025-FL14 Class A (U.S. SOFR 1 Month+1.28%)144A±	4.93	10-17-2042	450,000	449,884
BHG Owner Loan Trust Series 2026-1CON Class B144A	5.87	7-17-2037	2,500,000	2,483,212
BHG Securitization Trust Series 2021-A Class B144A	2.79	11-17-2033	1,286,004	1,267,596
Blue Owl Asset Leasing Trust LLC Series 2024-1A Class A2144A	5.05	3-15-2029	575,936	576,876
Bojangles Issuer LLC Series 2024-1A Class A2144A	6.58	11-20-2054	2,183,500	2,205,534
Cajun Global LLC Series 2025-2A Class A2144A	5.91	11-20-2055	965,000	955,808
Camber Credit Auto Trust Series 2026-1A Class A144A	5.63	12-15-2031	1,418,087	1,407,818
CenterSquare Issuer LLC Series 2024-1A Class A2144A	5.20	10-26-2054	2,840,000	2,745,236
CFMT LLC Series 2021-AL1 Class B144A	1.39	9-22-2031	115,074	114,895
ClickLease Equipment Receivables Trust Series 2024-1 Class C144A	8.40	2-15-2030	221,051	221,667
Cogent IPv4 LLC Series 2024-1A Class A2144A	7.92	5-25-2054	915,000	933,695
Cogent IPv4 LLC Series 2025-1A Class A2144A	6.65	4-25-2055	1,535,000	1,536,832
Commonbond Student Loan Trust Series 2018-BGS Class A1144A	3.56	9-25-2045	360,162	348,008
ContiMortgage Home Equity Loan Trust Series 1996-2 Class IOƒ±±	0.00	7-15-2027	313,330	2,971
DataBank Issuer LLC Series 2024-1A Class A2144A	5.30	1-26-2054	2,760,000	2,723,313
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 (U.S. SOFR 1 Month+1.24%)±	4.88	9-25-2033	53,966	53,041
FCR Issuer LLC Series 2026-FL1 Class A (U.S. SOFR 1 Month+1.50%)144A±	5.24	8-19-2043	1,100,000	1,100,414
FIGRE Trust Series 2023-HE2 Class A144A±±	6.51	5-25-2053	773,383	780,791
FIGRE Trust Series 2025-HE1 Class C144A±±	6.03	1-25-2055	1,290,135	1,286,745
FirstKey Homes Trust Series 2021-SFR2 Class B144A	1.61	9-17-2038	2,235,000	2,225,112
Five Guys Holdings, Inc. Series 2023-1A Class A2144A	7.55	1-26-2054	305,350	309,458
FREED Mortgage Trust Series 2022-HE1 Class A144A±±	7.00	10-25-2037	658,265	662,733
FS Rialto Issuer LLC Series 2025-FL10 Class AS (U.S. SOFR 1 Month+1.59%)144A±	5.24	8-19-2042	3,000,000	2,997,590
FS Rialto Issuer LLC Series 2026-FL11 Class AS (U.S. SOFR 1 Month+1.65%)144A±	5.30	1-19-2044	1,435,000	1,434,671
FS Rialto Issuer Ltd. Series 2021-FL3 Class B (U.S. SOFR 1 Month+2.41%)144A±	6.05	11-16-2036	2,000,000	2,000,195
Gracie Point International Funding LLC Series 2025-1A Class A (30 Day Average U.S. SOFR+1.50%)144A±	5.12	8-15-2028	1,545,000	1,546,308
Harley-Davidson Motorcycle Trust Series 2023-B Class A3	5.69	8-15-2028	476,094	477,949
Hertz Vehicle Financing III LLC Series 2023-4A Class A144A	6.15	3-25-2030	2,454,000	2,483,742
Hyundai Auto Receivables Trust Series 2024-A Class B	5.14	1-15-2031	2,500,000	2,515,776
Imprint Payments Credit Card Master Trust Series 2025-A Class A144A	4.84	9-15-2029	2,900,000	2,891,028
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Bond Plus Fund | 3

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Imprint Payments Credit Card Master Trust Series 2026-A Class A144A	5.00%	7-15-2030	$1,580,000	$1,577,798
Jonah Energy ABS I LLC Series 2022-1 Class A1144A	7.20	12-10-2037	1,062,360	1,071,530
Lendbuzz Securitization Trust Series 2024-3A Class A2144A	4.97	10-15-2029	1,196,559	1,195,940
Lendmark Funding Trust Series 2024-2A Class A144A	4.47	2-21-2034	3,000,000	2,974,974
Lyra Music Assets Delaware LP Series 2024-2A Class A2144A	5.76	12-22-2064	3,467,989	3,471,466
MF1 Ltd. Series 2021-FL7 Class A (U.S. SOFR 1 Month+1.19%)144A±	4.83	10-16-2036	27,121	27,104
Mission Lane Credit Card Master Trust Series 2024-B Class A144A	5.88	1-15-2030	3,720,000	3,722,259
Navient Private Education Refinance Loan Trust Series 2021-EA Class A144A	0.97	12-16-2069	1,964,558	1,745,046
NBC Funding LLC Series 2024-1A Class A2144A	6.75	7-30-2054	2,152,750	2,180,420
NMEF Funding LLC Series 2026-A Class A3144A	4.20	2-15-2034	2,641,000	2,606,324
OneMain Financial Issuance Trust Series 2023-2A Class A2 (30 Day Average U.S. SOFR+1.50%)144A±	5.14	9-15-2036	200,000	201,111
OWN Equipment Fund III LLC Series 2025-2M Class A144A	5.42	3-27-2034	1,718,066	1,683,270
Pagaya AI Debt Grantor Trust Series 2025-6 Class B144A	4.88	4-15-2033	979,910	971,554
Pagaya AI Debt Grantor Trust Series 2025-7 Class B144A	5.06	5-15-2033	3,769,328	3,742,130
Pagaya AI Debt Grantor Trust Series 2026-1 Class A2144A	4.74	9-15-2033	1,888,768	1,886,343
PenFed Auto Receivables Owner Trust Series 2026-A Class A3144A	4.55	4-15-2031	1,700,000	1,694,515
Prestige Auto Receivables Trust Series 2024-2A Class B144A	4.56	2-15-2029	1,076,826	1,076,292
Prodigy Finance DAC Series 2021-1A Class A (U.S. SOFR 1 Month+1.36%)144A±	5.03	7-25-2051	395,533	395,494
Prosper Credit Card Issuer LLC Series 2026-1A Class A144A	5.34	7-15-2036	397,000	396,194
RCKT Mortgage Trust Series 2023-CES3 Class A1A144A±±	7.11	11-25-2043	698,528	698,937
Redaptive Equipment Issuer LLC Series 2026-EQ1A Class A144A	5.48	7-25-2034	4,357,731	4,361,844
Service Experts Issuer LLC Series 2025-1A Class A144A	5.38	1-20-2037	1,450,036	1,417,995
SLM Student Loan Trust Series 2003-10A Class A4 (90 Day Average U.S. SOFR+0.93%)144A±	4.57	12-17-2068	1,070,092	1,068,177
SLM Student Loan Trust Series 2013-1 Class A3 (30 Day Average U.S. SOFR+0.66%)±	4.31	5-26-2055	382,733	377,424
Sotheby’s ArtFi Master Trust Series 2026-1A Class B144A	4.90	6-20-2033	345,000	342,068
SpringCastle America Funding LLC Series 2020-AA Class A144A	1.97	9-25-2037	289,381	273,172
Starwood LLC Series 2025-SIF5A Class A (U.S. SOFR 3 Month+1.55%)144A±	5.30	4-15-2037	2,625,000	2,624,879
Store Master Funding I-VII Series 2018-1A Class A2144A	4.29	10-20-2048	927,354	917,449
Subway Funding LLC Series 2024-3A Class A2I144A	5.25	7-30-2054	1,218,300	1,188,119
TierPoint Issuer LLC Series 2025-1A Class A2144A	6.15	4-26-2055	2,200,000	2,182,577
Truist Bank Auto Credit-Linked Notes Series 2025-1 Class B144A	4.73	9-26-2033	1,804,055	1,792,638
Vital Care Issuer LLC Series 2025-1A Class A2144A	6.74	1-30-2056	452,725	452,196
Total asset-backed securities (Cost $97,281,400)				96,739,582
The accompanying notes are an integral part of these financial statements.
4 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 30.82%
Basic materials: 0.64%
Chemicals: 0.36%
Chemours Co.144A	5.75%	11-15-2028	$1,064,000	$1,056,435
Mosaic Co.	5.35	8-17-2031	1,805,000	1,795,488
				2,851,923
Mining: 0.28%
Glencore Funding LLC144A	4.90	7-1-2031	2,270,000	2,236,835
Communications: 2.01%
Internet: 0.81%
Amazon.com, Inc.	4.60	7-9-2029	3,500,000	3,484,565
Meta Platforms, Inc.	4.55	5-15-2031	3,000,000	2,931,870
				6,416,435
Media: 0.93%
Charter Communications Operating LLC/Charter Communications Operating Capital	6.10	6-1-2029	1,503,000	1,528,401
Discovery Communications LLC	3.63	5-15-2030	2,000,000	1,879,220
News Corp.144A	3.88	5-15-2029	2,620,000	2,531,470
Space Exploration Technologies Corp.144A	5.35	7-15-2031	1,540,000	1,505,350
				7,444,441
Telecommunications: 0.27%
QTS Central Issuer LLC/QTS TRS Central Issuer LLC144A	6.63	9-1-2031	860,000	847,650
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC144A	5.15	3-20-2028	1,274,700	1,274,853
				2,122,503
Consumer, cyclical: 2.64%
Airlines: 0.68%
Alaska Airlines Pass-Through Trust Series 2020-1 Class A144A	4.80	8-15-2027	1,575,769	1,575,344
American Airlines Pass-Through Trust Series 2015-1 Class A	3.38	5-1-2027	2,537,842	2,507,235
Delta Air Lines, Inc./SkyMiles IP Ltd.144A	4.75	10-20-2028	1,305,000	1,302,690
				5,385,269
Auto manufacturers: 1.24%
Ford Motor Credit Co. LLC	5.13	11-5-2026	4,000,000	4,003,520
Ford Motor Credit Co. LLC	5.42	4-9-2031	1,425,000	1,405,264
Ford Motor Credit Co. LLC	5.43	8-13-2029	1,500,000	1,500,045
Mercedes-Benz Finance North America LLC144A	4.75	8-4-2028	3,000,000	2,994,330
				9,903,159
Lodging: 0.22%
Las Vegas Sands Corp.	5.30	5-15-2031	1,750,000	1,728,352
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Bond Plus Fund | 5

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Retail: 0.19%
Advance Auto Parts, Inc.	5.95%	3-9-2028	$1,500,000	$1,512,135
Toys/games/hobbies: 0.31%
Mattel, Inc.144A	5.88	12-15-2027	2,485,000	2,485,696
Consumer, non-cyclical: 3.36%
Beverages: 0.24%
Maple Parent Holdings Corp.144A	4.75	3-26-2029	1,930,000	1,915,042
Commercial services: 1.61%
Ashtead Capital, Inc.144A	4.00	5-1-2028	1,600,000	1,574,160
ERAC USA Finance LLC144A	4.50	10-30-2029	2,475,000	2,445,597
Global Payments, Inc.	4.55	3-15-2028	2,470,000	2,451,846
Global Payments, Inc.	4.88	11-15-2030	2,775,000	2,700,575
Mobility Global, Inc.144A	5.05	6-15-2029	1,725,000	1,715,633
Sunbelt Rentals Holdings, Inc.144A	4.95	8-12-2030	1,910,000	1,891,167
				12,778,978
Food: 0.43%
Mars, Inc.144A	4.60	3-1-2028	3,400,000	3,398,300
Healthcare-services: 0.62%
Molina Healthcare, Inc.144A	4.38	6-15-2028	3,000,000	2,951,010
SSM Health Care Corp. Series 2026%%	4.76	6-1-2029	2,000,000	1,994,520
				4,945,530
Pharmaceuticals: 0.46%
AbbVie, Inc.	4.88	9-15-2031	2,315,000	2,298,818
AdaptHealth LLC144A	4.63	8-1-2029	1,400,000	1,322,972
				3,621,790
Energy: 0.95%
Oil & gas: 0.56%
Expand Energy Corp.	5.38	3-15-2030	1,960,000	1,966,331
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.25	11-1-2028	2,500,000	2,506,575
				4,472,906
Pipelines: 0.39%
Kinetik Holdings LP144A	6.63	12-15-2028	3,000,000	3,053,640
Financial: 15.06%
Banks: 5.31%
Bank of America Corp. (U.S. SOFR+0.83%)±	4.98	1-24-2029	3,000,000	3,011,940
Bank of America Corp. (U.S. SOFR+1.00%)±	5.16	1-24-2031	2,000,000	2,007,320
Citibank NA (U.S. SOFR+0.91%)±	4.85	6-18-2032	3,095,000	3,050,649
Goldman Sachs Group, Inc. (U.S. SOFR+0.91%)±	1.95	10-21-2027	3,000,000	2,989,500
Goldman Sachs Group, Inc. (U.S. SOFR+0.96%)±	4.52	1-21-2032	1,640,000	1,589,176
Goldman Sachs Group, Inc. (U.S. SOFR 3 Month+1.56%)±	4.22	5-1-2029	3,725,000	3,687,899
JPMorgan Chase & Co. (U.S. SOFR+1.31%)±	5.01	1-23-2030	3,175,000	3,184,620
The accompanying notes are an integral part of these financial statements.
6 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Banks(continued)
JPMorgan Chase & Co. (U.S. SOFR+1.33%)±	6.07%	10-22-2027	$3,000,000	$3,006,930
Morgan Stanley (U.S. SOFR+1.11%)±	5.23	1-15-2031	1,795,000	1,801,947
Morgan Stanley (U.S. SOFR+1.22%)±	5.04	7-19-2030	1,500,000	1,502,175
Morgan Stanley (U.S. SOFR+1.38%)±	4.99	4-12-2029	4,265,000	4,279,458
Morgan Stanley (U.S. SOFR+1.73%)±	5.12	2-1-2029	2,035,000	2,046,050
Santander Holdings USA, Inc. (U.S. SOFR+1.10%)±	5.04	6-5-2030	1,290,000	1,281,783
U.S. Bank NA (U.S. SOFR+0.67%)±	4.54	5-20-2029	1,985,000	1,977,119
Wells Fargo & Co. (U.S. SOFR+1.37%)±	4.97	4-23-2029	3,820,000	3,832,950
Wells Fargo & Co. (U.S. SOFR+1.51%)±	3.53	3-24-2028	3,000,000	2,982,960
				42,232,476
Diversified financial services: 3.01%
Ares Finance Co. II LLC144A	3.25	6-15-2030	1,045,000	970,690
Atlas Warehouse Lending Co. LP144A	4.63	11-15-2028	2,000,000	1,972,220
Blackstone Holdings Finance Co. LLC144A	5.90	11-3-2027	2,145,000	2,172,306
Capital One Financial Corp. (U.S. SOFR+1.15%)±	4.72	1-30-2032	2,945,000	2,874,290
Citadel Finance LLC144A	4.75	2-14-2029	3,000,000	2,942,910
Citadel Securities Global Holdings LLC144A	5.13	1-27-2032	2,000,000	1,951,040
Equitable America Global Funding144A	4.95	6-9-2030	2,235,000	2,210,705
Intercontinental Exchange, Inc.	4.70	8-20-2029	1,215,000	1,212,060
Jefferies Financial Group, Inc.	5.13	4-28-2031	1,780,000	1,742,228
Jefferson Capital Holdings LLC144A	8.25	5-15-2030	1,865,000	1,952,991
LSEG U.S. Fin Corp.144A	4.25	3-23-2029	1,870,000	1,842,081
TPG Operating Group II LP	4.88	5-15-2031	2,110,000	2,061,196
				23,904,717
Insurance: 3.84%
Athene Global Funding	0.37	9-10-2026	677,000	785,339
Athene Global Funding144A	2.72	1-7-2029	1,150,000	1,084,116
Corebridge Global Funding144A	4.25	8-21-2028	1,790,000	1,769,111
Corebridge Global Funding144A	4.55	1-9-2031	1,085,000	1,055,423
Corebridge Global Funding144A	4.80	5-29-2029	1,200,000	1,195,236
Equitable Holdings, Inc.144A	4.57	2-15-2029	860,000	846,928
Guardian Life Global Funding144A	5.55	10-28-2027	2,815,000	2,847,569
Lincoln Financial Global Funding144A	4.63	8-18-2030	3,320,000	3,246,064
Lincoln Financial Global Funding144A	4.95	5-21-2031	520,000	512,034
New York Life Global Funding144A	4.20	4-20-2029	2,000,000	1,970,820
Northwestern Mutual Global Funding144A	4.90	6-12-2028	3,000,000	3,009,300
PartnerRe Finance B LLC	3.70	7-2-2029	1,616,000	1,561,428
Pricoa Global Funding I144A	5.00	5-27-2031	2,365,000	2,345,063
Protective Life Corp.144A	4.70	1-15-2031	1,130,000	1,102,405
RenaissanceRe Holdings Ltd.	3.60	4-15-2029	3,175,000	3,072,860
RGA Global Funding144A	5.10	5-26-2031	1,110,000	1,101,631
RGA Global Funding144A	5.45	5-24-2029	3,000,000	3,038,550
				30,543,877
Investment companies: 0.97%
Ares Capital Corp. BDC	5.10	1-15-2031	1,000,000	964,130
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Bond Plus Fund | 7

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Investment companies(continued)
Ares Capital Corp. BDC	5.88%	3-1-2029	$740,000	$744,492
Blackstone Private Credit Fund BDC	5.95	5-15-2031	1,040,000	1,020,708
Blue Owl Capital Corp. BDC	5.95	3-15-2029	1,260,000	1,258,438
Golub Capital Private Credit Fund BDC144A	5.60	4-15-2031	1,840,000	1,758,175
MSD Investment Corp. BDC	6.25	5-31-2030	1,950,000	1,923,363
				7,669,306
REITs: 1.93%
American Tower Trust #1144A	5.49	3-15-2028	990,000	993,223
Brandywine Operating Partnership LP	8.30	3-15-2028	966,000	1,002,360
Equinix, Inc.	5.00	8-15-2029	1,925,000	1,924,480
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	4.25	2-1-2027	1,515,000	1,509,001
Piedmont Operating Partnership LP	6.88	7-15-2029	1,575,000	1,634,614
Piedmont Operating Partnership LP	9.25	7-20-2028	980,000	1,046,571
SBA Tower Trust144A	6.60	1-15-2028	2,525,000	2,540,818
Tanger Properties LP	3.13	9-1-2026	3,109,000	3,109,000
WEA Finance LLC144A	2.88	1-15-2027	1,612,000	1,600,168
				15,360,235
Industrial: 1.59%
Aerospace/defense: 0.36%
Honeywell Aerospace, Inc.	4.00	3-16-2029	2,895,000	2,839,995
Building materials: 0.38%
Martin Marietta Materials, Inc.	4.85	8-15-2029	1,285,000	1,285,501
Martin Marietta Materials, Inc.	5.20	1-30-2032	1,725,000	1,725,535
				3,011,036
Electrical components & equipment: 0.46%
Molex Electronic Technologies LLC144A	4.75	4-30-2028	3,630,000	3,631,198
Engineering & construction: 0.23%
Jacobs Solutions, Inc.	4.75	3-3-2031	1,870,000	1,825,587
Machinery-diversified: 0.16%
Weir Group, Inc.144A	5.35	5-6-2030	1,300,000	1,300,611
Technology: 2.36%
Computers: 0.43%
Kyndryl Holdings, Inc.	2.05	10-15-2026	3,465,000	3,454,571
IT consulting & other services: 0.53%
Accenture Capital, Inc.	4.75	7-10-2029	2,000,000	1,997,080
Booz Allen Hamilton, Inc.	5.38	1-30-2030	2,245,000	2,240,375
				4,237,455
Semiconductors: 0.85%
Entegris, Inc.144A	4.75	4-15-2029	3,000,000	2,956,500
The accompanying notes are an integral part of these financial statements.
8 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal		Value
Semiconductors(continued)
Foundry JV Holdco LLC144A	5.50%	1-25-2031		$3,000,000	$3,026,430
Skyworks Solutions, Inc.	5.00	8-10-2028		735,000	734,750
					6,717,680
Software: 0.55%
Fair Isaac Corp.144A	4.00	6-15-2028		1,250,000	1,221,012
Oracle Corp.	4.55	2-4-2029		2,000,000	1,954,580
Oracle Corp.	4.95	2-4-2031		1,250,000	1,197,038
					4,372,630
Utilities: 2.21%
Electric: 2.21%
AES Corp.	5.20	7-15-2029		1,295,000	1,295,790
Alliant Energy Finance LLC144A	5.40	6-6-2027		1,665,000	1,673,958
Cleveland Electric Illuminating Co.144A	5.00	2-15-2030		1,805,000	1,803,087
Duke Energy Corp.	3.10	6-15-2028		925,000	1,068,878
Jersey Central Power & Light Co.	4.60	1-15-2030		1,505,000	1,485,029
NRG Energy, Inc.144A	5.75	7-15-2029		2,000,000	1,996,100
PacifiCorp	4.25	3-15-2029		1,300,000	1,278,589
PECO Energy Co.	5.00	9-1-2031		2,895,000	2,889,441
Vistra Operations Co. LLC144A	4.30	10-15-2028		1,225,000	1,205,731
Vistra Operations Co. LLC144A	5.00	7-31-2027		2,840,000	2,838,580
					17,535,183
Total corporate bonds and notes (Cost $245,614,301)					244,909,491
Foreign corporate bonds and notes: 0.70%
Basic materials: 0.05%
Chemicals: 0.05%
INEOS Finance PLC	6.63	5-15-2028	EUR	327,000	382,748
Communications: 0.19%
Media: 0.19%
Ziggo BV	2.88	1-15-2030	EUR	1,410,000	1,526,186
Consumer, cyclical: 0.19%
Auto manufacturers: 0.05%
RCI Banque SA	3.88	9-30-2030	EUR	339,000	391,103
Auto parts & equipment: 0.06%
Valeo SE	5.88	4-12-2029	EUR	400,000	488,511
Leisure time: 0.08%
TUI AG	5.88	3-15-2029	EUR	500,000	597,321
Consumer, non-cyclical: 0.09%
Commercial services: 0.06%
Verisure Holding AB	5.50	5-15-2030	EUR	369,000	440,411
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Bond Plus Fund | 9

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal		Value
Food: 0.03%
Market Bidco Finco PLC	5.50%	11-4-2027	GBP	200,000	$270,895
Financial: 0.05%
Real estate: 0.05%
Aroundtown SA	3.25	1-2-2031	EUR	400,000	442,657
Industrial: 0.13%
Building materials: 0.13%
Heidelberg Materials Finance Luxembourg SA	3.00	7-10-2030	EUR	902,000	1,022,960
Total foreign corporate bonds and notes (Cost $5,501,393)					5,562,792
Foreign government bonds: 2.64%
Australia: 0.31%
Australia	2.25	5-21-2028	AUD	3,565,000	2,452,951
Belgium: 0.12%
Kingdom of Belgium144A	1.00	6-22-2031	EUR	885,000	923,653
Brazil: 0.35%
Brazil	10.00	1-1-2029	BRL	5,000,000	894,284
Brazil	10.00	1-1-2031	BRL	11,000,000	1,840,699
					2,734,983
Colombia: 0.30%
Colombia TES	5.75	11-3-2027	COP	8,300,000,000	2,407,611
France: 0.30%
French Republic144A	2.40	9-24-2028	EUR	1,260,000	1,442,858
French Republic144A	2.70	2-25-2031	EUR	862,000	971,258
					2,414,116
Germany: 0.30%
Bundesobligation	2.50	4-16-2031	EUR	845,000	959,092
Bundesschatzanweisungen	2.50	6-14-2028	EUR	400,000	461,260
Bundesschatzanweisungen	2.70	9-13-2028	EUR	850,000	982,914
					2,403,266
Italy: 0.12%
Italy	2.20	2-28-2028	EUR	815,000	935,019
Mexico: 0.13%
Mexico	8.50	2-28-2030	MXN	17,915,000	1,061,169
Norway: 0.12%
Norway144A	2.00	4-26-2028	NOK	9,600,000	985,711
South Africa: 0.12%
Republic of South Africa	10.50	12-21-2027	ZAR	15,220,000	980,715
The accompanying notes are an integral part of these financial statements.
10 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal		Value
South Korea: 0.03%
Korea	3.38%	3-10-2031	KRW	330,000,000	$238,287
Sweden: 0.13%
Sweden	0.13	5-12-2031	SEK	11,000,000	1,016,911
United Kingdom: 0.31%
U.K. Gilts	4.38	3-7-2028	GBP	1,085,000	1,469,511
U.K. Gilts	4.38	3-7-2030	GBP	715,000	963,130
					2,432,641
Total foreign government bonds (Cost $20,624,333)					20,987,033

	Shares
Investment companies: 0.51%
Exchange-traded funds: 0.51%
iShares 0-5 Year High Yield Corporate Bond ETF	95,199	4,028,821
Total investment companies (Cost $3,959,828)		4,028,821

			Principal
Municipal obligations: 0.04%
Indiana: 0.04%
Education revenue: 0.04%
Indiana Secondary Market for Education Loans, Inc. (U.S. SOFR 1 Month+0.80%)±	4.58	2-25-2044	$359,605	355,474
Total municipal obligations (Cost $356,785)				355,474
Non-agency mortgage-backed securities: 8.57%
A&D Mortgage Trust Series 2024-NQM3 Class A1144A±±	6.45	7-25-2069	1,976,437	1,984,744
A&D Mortgage Trust Series 2024-NQM5 Class A1144A	5.70	11-25-2069	1,816,583	1,814,992
A&D Mortgage Trust Series 2025-NQM3 Class A1144A±±	5.37	8-25-2070	2,640,553	2,623,877
A&D Mortgage Trust Series 2026-NQM1 Class A1144A±±	4.91	2-25-2071	720,732	708,647
A&D Mortgage Trust Series 2026-NQM4 Class A1144A±±	5.57	6-25-2071	2,948,936	2,935,174
Ajax Mortgage Loan Trust Series 2021-E Class A1144A±±	1.74	12-25-2060	2,159,153	1,869,069
Angel Oak Mortgage Trust Series 2020-4 Class A1144A±±	1.47	6-25-2065	93,910	91,040
Angel Oak Mortgage Trust Series 2020-R1 Class A1144A±±	0.99	4-25-2053	479,801	452,668
Angel Oak Mortgage Trust Series 2024-8 Class A1144A±±	5.34	5-27-2069	1,927,952	1,920,268
BAHA Trust Series 2024-MAR Class B144A±±	7.07	12-10-2041	3,500,000	3,564,027
BHMS Commercial Mortgage Trust Series 2025-ATLS Class B (U.S. SOFR 1 Month+2.55%)144A±	6.19	8-15-2042	675,000	676,063
Brean Asset-Backed Securities Trust Series 2021-RM2 Class A144A±±	1.75	10-25-2061	1,261,341	1,258,548
BX Trust Series 2024-BIO Class C (U.S. SOFR 1 Month+2.64%)144A±	6.28	2-15-2041	3,010,000	2,991,312
BX Trust Series 2025-DELC Class C (U.S. SOFR 1 Month+2.20%)144A±	5.84	12-15-2042	1,890,000	1,891,626
BX Trust Series 2025-VLT6 Class B (U.S. SOFR 1 Month+1.89%)144A±	5.53	3-15-2042	2,995,000	2,965,686
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Bond Plus Fund | 11

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
BX Trust Series 2025-VOLT Class B (U.S. SOFR 1 Month+2.10%)144A±	5.74%	12-15-2044	$1,655,000	$1,648,354
CHL Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1±±	5.68	6-19-2031	27,794	27,679
Cityfed Mortgage Trust Series 2026-WEST Class B (U.S. SOFR 1 Month+2.21%)144A±	5.86	9-15-2043	1,965,000	1,957,545
COMM Mortgage Trust Series 2014-CR14 Class B±±	3.24	2-10-2047	171,746	169,364
CONE Commercial Mortgage Trust Series 2026-ACD6 Class B144A±±	6.51	7-15-2043	770,000	758,828
CSMC Trust Series 2020-AFC1 Class A3144A±±	3.51	2-25-2050	305,709	292,758
CSMC Trust Series 2021-AFC1 Class A2144A±±	1.07	3-25-2056	819,317	681,748
Finance of America Structured Securities Trust Series 2024-S2 Class A1144A±±	3.50	4-25-2074	2,144,292	2,118,884
Finance of America Structured Securities Trust Series 2025-S1 Class A1144A	3.50	2-25-2075	2,225,076	2,162,294
FS Commercial Mortgage Trust Series 2026-PALM Class A (U.S. SOFR 1 Month+1.40%)144A±	5.04	7-15-2041	600,000	600,659
GCAT Trust Series 2021-NQM1 Class A1144A±±	0.87	1-25-2066	685,182	597,465
GS Mortgage Securities Corp. Trust Series 2018-LUAU Class A (U.S. SOFR 1 Month+1.30%)144A±	4.94	11-15-2032	1,576,513	1,563,405
GS Mortgage-Backed Securities Trust Series 2024-HE1 Class A1 (30 Day Average U.S. SOFR+1.60%)144A±	5.24	8-25-2054	1,440,476	1,444,914
GSMPS Mortgage Loan Trust Series 1998-1 Class A144A±±	8.00	9-19-2027	77,666	76,433
HAVN Trust Series 2025-MOB Class A (U.S. SOFR 1 Month+1.70%)144A±	5.34	10-15-2035	1,005,000	1,004,372
Hudson’s Bay Simon JV Trust Series 2015-HB10 Class A10144A	4.15	8-5-2034	433,389	415,854
Imperial Fund Mortgage Trust Series 2021-NQM3 Class A1144A±±	1.60	11-25-2056	1,778,313	1,514,571
Imperial Fund Mortgage Trust Series 2022-NQM3 Class A3144A±±	4.41	5-25-2067	4,005,000	3,551,152
JPMorgan Mortgage Trust Series 2020-2 Class A7144A±±	3.50	7-25-2050	707,702	617,557
JPMorgan Mortgage Trust Series 2025-7MPR Class A1D144A±±	5.32	2-25-2056	1,158,707	1,151,310
Merrill Lynch Golden National MTGE Asset Backed Certificates Series 1998-GN1 Class M2	8.02	2-25-2027	34,322	34,181
MFA Trust Series 2020-NQM1 Class A2144A±±	2.79	8-25-2049	140,085	135,438
MFA Trust Series 2021-NQM1 Class A2144A±±	1.38	4-25-2065	343,964	320,134
Morgan Stanley Capital I Trust Series 2014-150E Class A144A	3.91	9-9-2032	2,530,000	2,398,744
New Residential Mortgage Loan Trust Series 2018-5A Class A1A144A±±	4.25	12-25-2057	867,111	850,051
New Residential Mortgage Loan Trust Series 2019-6A Class A1B144A±±	3.50	9-25-2059	610,422	574,819
NYMT Loan Trust Series 2022-CP1 Class A1144A	2.04	7-25-2061	1,348,533	1,268,205
One New York Plaza Trust Series 2020-1NYP Class A (U.S. SOFR 1 Month+1.06%)144A±	4.70	1-15-2036	1,887,817	1,836,018
RCKT Mortgage Trust Series 2023-CES2 Class A1A144A±±	6.81	9-25-2043	416,715	415,369
The accompanying notes are an integral part of these financial statements.
12 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
Residential Mortgage Loan Trust Series 2021-1R Class A2144A±±	1.10%	1-25-2065	$58,238	$56,069
Saluda Grade Alternative Mortgage Trust Series 2024-CES1 Class A1144A±±	6.31	3-25-2054	1,253,519	1,258,079
SDAL Trust Series 2025-DAL Class B (U.S. SOFR 1 Month+2.94%)144A±	6.58	4-15-2042	1,650,000	1,651,667
Starwood Mortgage Residential Trust Series 2020-1 Class A3144A±±	2.56	2-25-2050	723,762	691,691
SWCH Commercial Mortgage Trust Series 2025-DATA Class C (U.S. SOFR 1 Month+2.09%)144A±	5.73	2-15-2042	2,100,000	2,075,304
Towd Point Mortgage Trust Series 2017-4 Class A1144A±±	2.75	6-25-2057	85,337	83,840
Towd Point Mortgage Trust Series 2019-4 Class A1144A±±	2.90	10-25-2059	532,217	510,080
Verus Securitization Trust Series 2021-2 Class A1144A±±	1.03	2-25-2066	2,562,585	2,310,868
Verus Securitization Trust Series 2021-8 Class A2144A±±	2.29	11-25-2066	1,346,304	1,166,512
Verus Securitization Trust Series 2021-R1 Class A2144A±±	1.06	10-25-2063	19,444	18,753
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02	4-25-2064	302,531	288,431
Wilshire Funding Corp. Series 1996-3 Class M2±±	8.60	8-25-2032	1,647	1,656
Wilshire Funding Corp. Series 1996-3 Class M3±±	8.60	8-25-2032	47,300	45,146
Wilshire Funding Corp. Series 1998-WFC2 Class M1 (12 Month Treasury Average+2.00%)±	5.74	12-28-2037	1,121	1,116
Total non-agency mortgage-backed securities (Cost $70,183,753)				68,095,058
U.S. Treasury securities: 12.56%
U.S. Treasury Notes	3.50	1-31-2028	16,000,000	15,825,000
U.S. Treasury Notes	3.50	2-15-2029	24,040,000	23,549,809
U.S. Treasury Notes	3.50	3-15-2029	3,276,000	3,207,665
U.S. Treasury Notes##	3.63	8-31-2027	31,288,000	31,109,561
U.S. Treasury Notes	3.75	8-15-2027	21,480,000	21,382,669
U.S. Treasury Notes	3.88	7-31-2027	155,000	154,522
U.S. Treasury Notes	3.88	5-15-2029	830,000	819,236
U.S. Treasury Notes	4.13	7-15-2029	2,290,000	2,273,004
U.S. Treasury Notes	4.13	6-30-2031	265,000	260,818
U.S. Treasury Notes	4.38	7-31-2031	1,239,000	1,232,514
Total U.S. Treasury securities (Cost $100,826,736)				99,814,798
Yankee corporate bonds and notes: 10.64%
Communications: 0.49%
Telecommunications: 0.49%
America Movil SAB de CV	3.63	4-22-2029	2,000,000	1,928,680
Softbank Corp.144A	4.70	7-9-2030	2,000,000	1,958,200
				3,886,880
Consumer, cyclical: 0.40%
Apparel: 0.14%
Gildan Activewear, Inc.144A	4.70	10-7-2030	1,085,000	1,056,345
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Bond Plus Fund | 13

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Auto manufacturers: 0.26%
Nissan Motor Co. Ltd.144A	4.35%	9-17-2027	$2,100,000	$2,078,097
Consumer, non-cyclical: 0.68%
Household products/wares: 0.43%
Reckitt Benckiser Treasury Services PLC144A	3.00	6-26-2027	3,430,000	3,391,035
Pharmaceuticals: 0.25%
Teva Pharmaceutical Finance Netherlands III BV	3.15	10-1-2026	2,000,000	1,996,980
Financial: 7.91%
Banks: 6.41%
Banco Santander SA	4.55	11-6-2030	3,600,000	3,512,736
Bank of Montreal Series J (U.S. SOFR+0.96%)±	4.88	6-2-2032	2,100,000	2,070,915
Banque Federative du Credit Mutuel SA144A	4.59	10-16-2028	1,500,000	1,490,370
Banque Federative du Credit Mutuel SA144A	4.79	7-9-2029	2,000,000	1,983,960
Barclays PLC (U.S. SOFR+0.96%)±	5.09	2-25-2029	3,745,000	3,755,149
Canadian Imperial Bank of Commerce (U.S. SOFR+0.67%)±	4.72	6-16-2029	2,000,000	1,996,260
Canadian Imperial Bank of Commerce (U.S. SOFR+0.79%)±	4.28	1-29-2030	1,520,000	1,496,562
Credit Agricole SA (U.S. SOFR+1.46%)144A±	5.22	5-27-2031	3,000,000	2,991,720
Danske Bank AS (1 Year Treasury Constant Maturity+0.75%)144A±	4.66	3-27-2029	3,000,000	2,993,220
DNB Bank ASA (U.S. SOFR+1.05%)144A±	4.85	11-5-2030	3,000,000	2,990,340
Federation des Caisses Desjardins du Quebec144A	5.02	5-27-2031	1,800,000	1,788,048
HSBC Holdings PLC (U.S. SOFR+0.94%)±	4.71	5-12-2030	2,800,000	2,772,364
Intesa Sanpaolo SpA (1 Year Treasury Constant Maturity+0.80%)144A±	5.00	6-29-2030	3,000,000	2,982,540
Lloyds Banking Group PLC (1 Year Treasury Constant Maturity+0.60%)±	4.24	2-10-2030	2,200,000	2,162,072
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity+0.78%)±	4.59	4-18-2030	2,000,000	1,982,340
National Bank of Canada (U.S. SOFR+0.74%)±%%	5.00	9-8-2029	2,000,000	2,000,954
NatWest Group PLC (1 Year Treasury Constant Maturity+1.10%)±	5.58	3-1-2028	3,200,000	3,215,808
Sumitomo Mitsui Financial Group, Inc.	5.24	4-15-2030	1,500,000	1,507,500
Sumitomo Mitsui Financial Group, Inc. (U.S. SOFR+1.05%)±	4.93	7-7-2032	2,000,000	1,970,640
Swedbank AB144A	5.08	5-21-2030	3,550,000	3,555,218
UBS Group AG (U.S. SOFR+3.73%)144A±	4.19	4-1-2031	1,785,000	1,729,665
				50,948,381
Diversified financial services: 1.16%
Avilease Capital Ltd.144A	5.50	6-30-2031	2,300,000	2,288,776
Avolon Holdings Funding Ltd.144A	4.95	1-15-2028	2,500,000	2,502,725
Avolon Holdings Funding Ltd.144A	5.75	11-15-2029	1,000,000	1,014,590
Brookfield Asset Management Ltd.	4.65	11-15-2030	3,500,000	3,430,980
				9,237,071
Real estate: 0.34%
Ontario Teachers’ Cadillac Fairview Properties Trust144A	3.88	3-20-2027	2,687,000	2,677,461
The accompanying notes are an integral part of these financial statements.
14 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Government securities: 0.50%
Multi-national: 0.50%
African Export-Import Bank144A	6.25%	1-23-2032	$1,000,000	$1,000,610
Banque Ouest Africaine de Developpement144A	5.00	7-27-2027	3,000,000	2,987,700
				3,988,310
Industrial: 0.22%
Electronics: 0.22%
Flex Ltd.	4.88	6-15-2029	1,790,000	1,775,179
Utilities: 0.44%
Electric: 0.44%
Comision Federal de Electricidad144A	5.70	1-24-2030	1,500,000	1,504,215
Enel Finance International NV144A	4.63	7-13-2029	2,000,000	1,980,000
				3,484,215
Total yankee corporate bonds and notes (Cost $84,899,040)				84,519,954
Yankee government bonds: 1.36%
Chile: 0.13%
Republic of Chile	4.35	4-13-2031	1,025,000	997,397
Israel: 0.46%
Israel	4.50	1-13-2031	1,800,000	1,752,714
Israel	5.38	2-19-2030	1,910,000	1,927,056
				3,679,770
Mexico: 0.34%
Mexico	4.75	3-22-2031	2,800,000	2,719,752
Peru: 0.13%
Corporacio Financiera de Desarrollo SA144A	5.50	5-6-2030	1,000,000	1,007,930
Saudi Arabia: 0.30%
Saudi Arabia144A	4.13	1-12-2029	2,450,000	2,408,031
Total yankee government bonds (Cost $10,949,496)				10,812,880

	Yield	Shares
Short-term investments: 9.24%
Investment companies: 2.40%
Allspring Government Money Market Fund Select Class♠∞##	3.60	19,120,091	19,120,091

Principal
U.S. Treasury securities: 6.84%
U.S. Treasury Bills☼	3.17	9-8-2026	$16,000,000	15,988,760
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Bond Plus Fund | 15

Portfolio of investments—August 31, 2026

		Yield	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Bills☼		3.54%	9-24-2026	$21,000,000	$20,951,106
U.S. Treasury Bills☼		3.58	10-13-2026	17,500,000	17,424,525
					54,364,391
Total short-term investments (Cost $73,484,872)					73,484,482
Total investments in securities (Cost $810,936,590)	101.39%				805,822,160
Other assets and liabilities, net	(1.39)				(11,073,808)
Total net assets	100.00%				$794,748,352

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

%%	The security is purchased on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ƒ
Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

##	All or a portion of this security is segregated as collateral for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
☼	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:
AG	Assured Guaranty Incorporation
AUD	Australian dollar
BDC	Business Development Company
BRL	Brazilian real
CLP	Chilean peso
COP	Colombian peso
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
KRW	Republic of Korea won
MXN	Mexican peso
NOK	Norwegian krone
REIT	Real estate investment trust
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
SEK	Swedish krona
SOFR	Secured Overnight Financing Rate
ZAR	South African rand
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$17,743,160	$448,144,304	$(446,767,373)	$0	$0	$19,120,091	19,120,091	$933,908
The accompanying notes are an integral part of these financial statements.
16 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—August 31, 2026

Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	2,307,412	COP	8,098,000,000	Morgan Stanley, Inc.	9-2-2026	$0	$(204,180)
COP	8,098,000,000	USD	2,633,239	Morgan Stanley, Inc.	9-2-2026	0	(121,647)
USD	1,946,500	BRL	9,940,000	State Street Bank & Trust Co.	9-4-2026	28,827	0
BRL	9,940,000	USD	1,906,442	State Street Bank & Trust Co.	9-4-2026	11,231	0
USD	2,721,311	GBP	2,019,000	Bank of New York Mellon Corp.	9-16-2026	0	(14,456)
USD	515,787	ZAR	8,410,000	Bank of New York Mellon Corp.	9-18-2026	0	(5,825)
ZAR	8,410,000	USD	515,054	Bank of New York Mellon Corp.	9-18-2026	6,558	0
USD	1,071,760	MXN	18,850,000	Bank of New York Mellon Corp.	9-30-2026	0	(34,890)
USD	13,742,593	EUR	11,890,000	Bank of New York Mellon Corp.	10-5-2026	0	(85,958)
USD	146,135	EUR	125,000	Morgan Stanley, Inc.	10-5-2026	755	0
USD	423,729	CLP	392,750,000	State Street Bank & Trust Co.	10-8-2026	2,822	0
CLP	392,750,000	USD	427,576	State Street Bank & Trust Co.	10-8-2026	0	(6,669)
USD	2,403,356	AUD	3,440,000	Bank of New York Mellon Corp.	10-20-2026	0	(59,882)
USD	1,024,716	SEK	9,800,000	Bank of New York Mellon Corp.	10-20-2026	0	(1,254)
USD	1,883,824	BRL	9,940,000	State Street Bank & Trust Co.	11-3-2026	0	(10,320)
USD	2,585,321	COP	8,098,000,000	Morgan Stanley, Inc.	11-23-2026	115,539	0
USD	495,493	NOK	4,635,000	State Street Bank & Trust Co.	11-23-2026	4	0
						$165,736	$(545,081)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	1,334	12-31-2026	$274,503,898	$273,782,658	$0	$(721,240)
Short
2-Year Euro SCHATZ	(48)	9-8-2026	(5,899,756)	(5,870,657)	29,099	0
10-Year U.S. Treasury Notes	(162)	12-21-2026	(17,596,961)	(17,440,313)	156,648	0
5-Year U.S. Treasury Notes	(1,139)	12-31-2026	(121,134,429)	(120,395,859)	738,570	0
					$924,317	$(721,240)
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Bond Plus Fund | 17

Statement of assets and liabilities—August 31, 2026
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $791,816,499)	$786,702,069
Investments in affiliated securities, at value (cost $19,120,091)	19,120,091
Cash	12,772
Cash at broker segregated for futures contracts	1,990,000
Segregated cash for forward foreign currency contracts	562,396
Foreign currency, at value (cost $987,114)	988,573
Receivable for interest	5,563,480
Receivable for investments sold	3,490,516
Receivable for Fund shares sold	1,465,684
Unrealized gains on forward foreign currency contracts	165,736
Receivable for daily variation margin on open futures contracts	153,069
Principal paydown receivable	1,262
Prepaid expenses and other assets	58,935
Total assets	820,274,583
Liabilities
Payable for investments purchased	24,350,582
Unrealized losses on forward foreign currency contracts	545,081
Payable for Fund shares redeemed	405,985
Management fee payable	108,585
Administration fees payable	59,013
Shareholder servicing fees payable	25,223
Payable for daily variation margin on open futures contracts	10,421
Contingent tax liability	403
Trustees’ fees and expenses payable	192
Accrued expenses and other liabilities	20,746
Total liabilities	25,526,231
Total net assets	$794,748,352
Net assets consist of
Paid-in capital	$816,647,392
Total distributable loss	(21,899,040)
Total net assets	$794,748,352
The accompanying notes are an integral part of these financial statements.
18 | Allspring Short-Term Bond Plus Fund

Statement of assets and liabilities—August 31, 2026
Statement of assets and liabilities
Computation of net asset value and offering price per share
Net assets–Class A	$118,011,488
Shares outstanding–Class A1	13,831,089
Net asset value per share–Class A	$8.53
Maximum offering price per share – Class A2	$8.70
Net assets–Class R6	$18,391,033
Shares outstanding–Class R6[1]	2,159,531
Net asset value per share–Class R6	$8.52
Net assets–Institutional Class	$658,345,831
Shares outstanding–Institutional Class[1]	77,242,694
Net asset value per share–Institutional Class	$8.52
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/98 of net asset value. On investments of $100,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Bond Plus Fund | 19

Statement of operations—year ended August 31, 2026
Statement of operations
Investment income
Interest (net of foreign withholding taxes of $2,648)	$35,291,252
Income from affiliated securities	933,908
Dividends	177,742
Total investment income	36,402,902
Expenses
Management fee	2,672,968
Administration fees
Class A	176,544
Class C	849 [1]
Class R6	5,388
Institutional Class	500,902
Shareholder servicing fees
Class A	297,396
Class C	1,341 [1]
Distribution fee
Class C	4,025 [1]
Custody and accounting fees	44,412
Professional fees	83,316
Registration fees	103,413
Shareholder report expenses	59,424
Trustees’ fees and expenses	15,564
Other fees and expenses	25,940
Total expenses	3,991,482
Less: Fee waivers and/or expense reimbursements
Fund-level	(1,400,767)
Class A	(113,184)
Net expenses	2,477,531
Net investment income	33,925,371
1 For the period from September 1, 2025 to November 14, 2025. Effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
20 | Allspring Short-Term Bond Plus Fund

Statement of operations—year ended August 31, 2026
Statement of operations
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities (net of foreign capital gains tax of $3,813)	$1,382,149
Foreign currency and foreign currency translations	(95,249)
Forward foreign currency contracts	(713,604)
Futures contracts	(568,821)
Swap contracts	88,845
Net realized gains on investments	93,320
Net change in unrealized gains (losses) on
Unaffiliated securities (net of deferred foreign capital gains tax of $2,391)	(10,222,590)
Foreign currency and foreign currency translations	10,440
Forward foreign currency contracts	(45,643)
Futures contracts	105,355
Swap contracts	(22,096)
Net change in unrealized gains (losses) on investments	(10,174,534)
Net realized and unrealized gains (losses) on investments	(10,081,214)
Net increase in net assets resulting from operations	$23,844,157
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Bond Plus Fund | 21

Statement of changes in net assets
Statement of changes in net assets
	Year ended August 31, 2026		Year ended August 31, 2025
Operations
Net investment income		$33,925,371		$33,537,505
Net realized gains (losses) on investments		93,320		(521,362)
Net change in unrealized gains (losses) on investments		(10,174,534)		6,622,575
Net increase in net assets resulting from operations		23,844,157		39,638,718
Distributions to shareholders from
Net investment income and net realized gains
Class A		(4,925,317)		(5,194,444)
Class C		(16,382)[1]		(96,572)
Class R6		(810,251)		(745,007)
Institutional Class		(27,980,662)		(27,091,796)
Total distributions to shareholders		(33,732,612)		(33,127,819)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,427,158	12,304,025	1,531,813	13,146,546
Class C	36,307 [1]	314,023 [1]	95,303	816,477
Class R6	622,478	5,350,981	926,475	7,940,105
Institutional Class	32,304,584	278,005,950	34,765,380	298,193,415
		295,974,979		320,096,543
Reinvestment of distributions
Class A	548,130	4,709,896	576,752	4,935,516
Class C	1,798 [1]	15,508 [1]	11,121	95,021
Class R6	77,224	662,387	70,330	601,395
Institutional Class	2,570,970	22,076,403	2,523,488	21,600,989
		27,464,194		27,232,921
Payment for shares redeemed
Class A	(2,068,995)	(17,820,890)	(3,193,085)	(27,360,754)
Class C	(37,741)[1]	(325,974)[1]	(188,857)	(1,618,408)
Class R6	(581,736)	(4,997,938)	(644,712)	(5,520,187)
Institutional Class	(31,626,652)	(272,584,018)	(20,444,193)	(175,353,639)
		(295,728,820)		(209,852,988)
Share conversions
Class A	307,494 [2]	2,655,670 [2]	0	0
Class C	(308,182)[2]	(2,655,670)[2]	0	0
		0		0
Net increase in net assets resulting from capital share transactions		27,710,353		137,476,476
Total increase in net assets		17,821,898		143,987,375
Net assets
Beginning of period		776,926,454		632,939,079
End of period		$794,748,352		$776,926,454
1 For the period from September 1, 2025 to November 14, 2025
2 Effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
22 | Allspring Short-Term Bond Plus Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Class A	2026	2025	2024	2023	2022
Net asset value, beginning of period	$8.64	$8.56	$8.33	$8.41	$9.02
Net investment income	0.37 [1]	0.37 [1]	0.34 [1]	0.27	0.11 [1]
Net realized and unrealized gains (losses) on investments	(0.12)	0.07	0.24	(0.09)	(0.54)
Total from investment operations	0.25	0.44	0.58	0.18	(0.43)
Distributions to shareholders from
Net investment income	(0.36)	(0.36)	(0.35)	(0.26)	(0.11)
Net realized gains	0.00	0.00	0.00	0.00	(0.07)
Total distributions to shareholders	(0.36)	(0.36)	(0.35)	(0.26)	(0.18)
Net asset value, end of period	$8.53	$8.64	$8.56	$8.33	$8.41
Total return[2]	2.89%	5.32%	7.12%	2.16%	(4.83)%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.80%	0.80%	0.81%	0.81%
Net expenses	0.51%	0.58%	0.61%	0.68%	0.70%
Net investment income	4.26%	4.35%	4.06%	3.13%	1.30%
Supplemental data
Portfolio turnover rate	113%	182%	131%	79%	65%
Net assets, end of period (000s omitted)	$118,011	$117,611	$125,839	$129,076	$141,782

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Bond Plus Fund | 23

Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Class R6	2026	2025	2024	2023	2022
Net asset value, beginning of period	$8.63	$8.56	$8.33	$8.40	$9.02
Net investment income	0.39 [1]	0.40 [1]	0.37 [1]	0.32	0.14 [1]
Net realized and unrealized gains (losses) on investments	(0.11)	0.07	0.24	(0.10)	(0.56)
Total from investment operations	0.28	0.47	0.61	0.22	(0.42)
Distributions to shareholders from
Net investment income	(0.39)	(0.40)	(0.38)	(0.29)	(0.13)
Net realized gains	0.00	0.00	0.00	0.00	(0.07)
Total distributions to shareholders	(0.39)	(0.40)	(0.38)	(0.29)	(0.20)
Net asset value, end of period	$8.52	$8.63	$8.56	$8.33	$8.40
Total return[2]	3.27%	5.59%	7.52%	2.63%	(4.65)%
Ratios to average net assets (annualized)
Gross expenses	0.42%	0.43%	0.43%	0.43%	0.43%
Net expenses	0.24%	0.24%	0.24%	0.35%	0.40%
Net investment income	4.53%	4.69%	4.43%	3.43%	1.55%
Supplemental data
Portfolio turnover rate	113%	182%	131%	79%	65%
Net assets, end of period (000s omitted)	$18,391	$17,618	$14,455	$12,141	$16,575

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
24 | Allspring Short-Term Bond Plus Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Institutional Class	2026	2025	2024	2023	2022
Net asset value, beginning of period	$8.64	$8.56	$8.33	$8.41	$9.03
Net investment income	0.38 [1]	0.40 [1]	0.37 [1]	0.29	0.13
Net realized and unrealized gains (losses) on investments	(0.12)	0.07	0.24	(0.09)	(0.55)
Total from investment operations	0.26	0.47	0.61	0.20	(0.42)
Distributions to shareholders from
Net investment income	(0.38)	(0.39)	(0.38)	(0.28)	(0.13)
Net realized gains	0.00	0.00	0.00	0.00	(0.07)
Total distributions to shareholders	(0.38)	(0.39)	(0.38)	(0.28)	(0.20)
Net asset value, end of period	$8.52	$8.64	$8.56	$8.33	$8.41
Total return[2]	3.10%	5.65%	7.46%	2.45%	(4.69)%
Ratios to average net assets (annualized)
Gross expenses	0.47%	0.48%	0.48%	0.48%	0.48%
Net expenses	0.29%	0.29%	0.29%	0.39%	0.45%
Net investment income	4.48%	4.63%	4.38%	3.43%	1.57%
Supplemental data
Portfolio turnover rate	113%	182%	131%	79%	65%
Net assets, end of period (000s omitted)	$658,346	$639,043	$489,309	$431,890	$446,610

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Bond Plus Fund | 25

Notes to financial statements
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Short-Term Bond Plus Fund (the “Fund”) which is a diversified series of the Trust.
Effective at the close of business on November 14, 2025, Class C shares became Class A shares in a tax-free conversion. Shareholders of Class C received Class A shares at a value equal to the value of their Class C shares immediately prior to the conversion. Class C shares are no longer offered by the Fund.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a
26 | Allspring Short-Term Bond Plus Fund

Notes to financial statements
when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of assets and liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of operations.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter market or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.
The Fund entered into centrally cleared swaps. In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Securities deposited as initial margin are designated in the Portfolio of investments and cash deposited is shown as cash segregated for centrally cleared swaps in the Statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of assets and liabilities. Payments received from (paid to) the counterparty are recorded as realized gains (losses) in the Statement of operations when the contract is closed.
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Allspring Short-Term Bond Plus Fund | 27

Notes to financial statements
As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through To Be Announced (TBA) mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of August 31, 2026, the aggregate cost of all investments for federal income tax purposes was $811,882,310 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$2,157,898
Gross unrealized losses	(8,394,316)
Net unrealized losses	$(6,236,418)
As of August 31, 2026, the Fund had capital loss carryforwards which consist of $5,573,657 in short-term capital losses and $11,603,725 in long-term capital losses.
28 | Allspring Short-Term Bond Plus Fund

Notes to financial statements
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$96,511,795	$0	$96,511,795
Asset-backed securities	0	96,739,582	0	96,739,582
Corporate bonds and notes	0	244,909,491	0	244,909,491
Foreign corporate bonds and notes	0	5,562,792	0	5,562,792
Foreign government bonds	0	20,987,033	0	20,987,033
Investment companies	4,028,821	0	0	4,028,821
Municipal obligations	0	355,474	0	355,474
Non-agency mortgage-backed securities	0	68,095,058	0	68,095,058
U.S. Treasury securities	99,814,798	0	0	99,814,798
Yankee corporate bonds and notes	0	84,519,954	0	84,519,954
Yankee government bonds	0	10,812,880	0	10,812,880
Short-term investments
Investment companies	19,120,091	0	0	19,120,091
U.S. Treasury securities	54,364,391	0	0	54,364,391
	177,328,101	628,494,059	0	805,822,160
Forward foreign currency contracts	0	165,736	0	165,736
Futures contracts	924,317	0	0	924,317
Total assets	$178,252,418	$628,659,795	$0	$806,912,213
Liabilities
Forward foreign currency contracts	$0	$545,081	$0	$545,081
Futures contracts	721,240	0	0	721,240
Total liabilities	$721,240	$545,081	$0	$1,266,321
Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of investments. For futures contracts, the current day’s variation margin is reported on the Statement of assets and liabilities. All other assets and liabilities are reported at their fair value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At August 31, 2026, the Fund did not have any transfers into/out of Level 3.
Allspring Short-Term Bond Plus Fund | 29

Notes to financial statements
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.350%
Next $4 billion	0.325
Next $3 billion	0.290
Next $2 billion	0.265
Over $10 billion	0.255
For the year ended August 31, 2026, the management fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of certain subadvisers to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited, each an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, serve as subadvisers to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.14%
Class C	0.15
Class R6	0.03
Institutional Class	0.08
Prior to July 1, 2026, the class-level administration fee for Class A was 0.15% of its average daily net assets.
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through December 31, 2026 (December 31, 2027 for Class A) to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of August 31, 2026, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.60%
Class R6	0.24
Institutional Class	0.29
Prior to July 1, 2026, the Fund’s expenses were capped at 0.61% for Class A.
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
30 | Allspring Short-Term Bond Plus Fund

Notes to financial statements
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended August 31, 2026, Allspring Funds Distributor received $1,097 from the sale of Class A shares and $5,595 in contingent deferred sales charges from redemptions of Class A shares. No contingent deferred sales charges were incurred by Class C shares for the year ended August 31, 2026.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended August 31, 2026.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the year ended August 31, 2026 were as follows:
Purchases at cost		Sales Proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$473,797,230	$411,561,219	$465,769,856	$372,037,008
6.DERIVATIVE TRANSACTIONS
During the year ended August 31, 2026, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio and forward foreign currency contracts for economic hedging purposes and entered into swap contracts as a substitute for taking a position in the underlying security or basket of securities or to potentially enhance the Fund’s total return.
The volume of the Fund’s derivative activity during the year ended August 31, 2026 was as follows:
Forward foreign currency contracts
Average contract amounts to buy	$4,121,295
Average contract amounts to sell	32,982,521
Futures contracts
Average notional balance on long futures	$276,856,091
Average notional balance on short futures	142,186,903
Swap contracts
Average notional balance	$1,498,935
The credit default swap transactions may contain provisions for early termination in the event the net assets of the Fund declines below specific levels identified by the counterparty. If these levels are triggered, the counterparty may terminate the transaction and seek payment or request full collateralization of the derivative transactions in net liability positions.
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of August 31, 2026 by primary risk type on the Statement of assets and liabilities was as follows for the Fund:
Allspring Short-Term Bond Plus Fund | 31

Notes to financial statements
	Interest rate risk	Foreign Currency risk	Total
Asset derivatives
Forward foreign currency contracts	$0	$165,736	$165,736
Futures contracts	924,317 *	0	924,317
	$924,317	$165,736	$1,090,053
Liability derivatives
Forward foreign currency contracts	$0	$545,081	$545,081
Futures contracts	721,240 *	0	721,240
	$721,240	$545,081	$1,266,321

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of investments. For futures contracts, only the current day’s variation margin as of August 31, 2026 is reported separately on the Statement of assets and liabilities.

The effect of derivative instruments on the Statement of operations for the year ended August 31, 2026 was as follows:
	Interest rate risk	Credit risk	Foreign currency risk	TOTAL
Net realized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$(713,604)	$(713,604)
Futures contracts	(568,821)	0	0	(568,821)
Swap contracts	0	88,845	0	88,845
	$(568,821)	$88,845	$(713,604)	$(1,193,580)
Net change in unrealized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$(45,643)	$(45,643)
Futures contracts	105,355	0	0	105,355
Swap contracts	0	(22,096)	0	(22,096)
	$105,355	$(22,096)	$(45,643)	$37,616
For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of assets and liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of assets and liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of assets and liabilities to the net amounts by counterparty, including any collateral exposure, for OTC derivatives is as follows:
Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Bank of New York Mellon Corp.	$6,558	$(6,558)	$0	$0
Morgan Stanley, Inc.	116,294	(116,294)	0	0
State Street Bank & Trust Co.	42,884	(16,989)	0	25,895

Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Bank of New York Mellon Corp.	$202,265	$(6,558)	$(195,707)	$0
Morgan Stanley, Inc.	325,827	(116,294)	(209,533)	0
State Street Bank & Trust Co.	16,989	(16,989)	0	0

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.
32 | Allspring Short-Term Bond Plus Fund

Notes to financial statements
7.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds, is a party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended August 31, 2026, there were no borrowings by the Fund under the agreement.
8.DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended August 31
	2026	2025
Ordinary income	$33,732,612	$33,127,819
As of August 31, 2026, the components of distributable loss on a tax basis were as follows:

Undistributed ordinary income	Unrealized losses	Capital loss carryforward	Total
$1,498,979	$(6,220,637)	$(17,177,382)	$(21,899,040)
9.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
Allspring Short-Term Bond Plus Fund | 33

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Short-Term Bond Plus Fund (the Fund), a series of Allspring Funds Trust, including the portfolio of investments, as of August 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
October 23, 2026
34 | Allspring Short-Term Bond Plus Fund

Other information (unaudited)
Other information
Tax information
For the fiscal year ended August 31, 2026, $28,608,407 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Short-Term Bond Plus Fund | 35

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

36 | Allspring Short-Term Bond Plus Fund

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 18-20, 2026 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Short-Term Bond Plus Fund (the “Fund”):  (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); (ii) an investment sub-advisory agreement with Allspring Global Investments, LLC (“AGI”), an affiliate of Allspring Funds Management; and (iii) an investment sub-advisory agreement with Allspring Global Investments (UK) Limited (“AGI UK,” and together with AGI, the “Sub-Advisers,” and the sub-advisory agreements with each of the Sub-Advisers, the “Sub-Advisory Agreements”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Advisers and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2026, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Advisers were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2026. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Advisers about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above conferred with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Advisers under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Advisers under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Advisers are a part, recent changes in such senior management, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates, including the Sub-Advisers. The Board noted that AGI UK was added as a sub-adviser to the Fund in 2025.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Advisers to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Advisers. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Advisers’ business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Advisers is “Allspring Global Investments.”

Allspring Short-Term Bond Plus Fund | 37

Other information (unaudited)
approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program and as the Fund’s valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2025. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Institutional Class) was higher than the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was higher than the investment performance of its benchmark index, the Bloomberg U.S. 1-3 Year Government/Credit Bond Index, for all periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising the expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class. The Board also noted management’s proposal to reduce the expense cap for Class A shares of the Fund and noted management’s proposal to reduce the class-level administrative services fee paid under the Fund’s Class-Level Administration Agreement applicable to Class A shares, which are not expected to immediately reduce the Fund’s net operating expense ratio for such share class.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Advisers for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not the class level.
Among other information reviewed by the Board was a comparison of the Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were in range of the sum of the average rates for the expense Groups for each share class. The Board also noted management’s proposal to reduce the expense cap for Class A shares of the Fund and noted management’s proposal to reduce the class-level administrative services fee paid under the Fund’s Class-Level Administration Agreement applicable to Class A shares, which are not expected to immediately reduce the Fund’s net operating expense ratio for such share class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Advisers for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Advisers, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Advisers, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Advisers to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Advisers under each Sub-Advisory Agreement was reasonable.

38 | Allspring Short-Term Bond Plus Fund

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Advisers’ profitability information with respect to providing services to the Fund was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of a fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to the Fund and shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Advisers
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Advisers, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Advisers’ business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Advisers.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Advisers, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Advisers under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring Short-Term Bond Plus Fund | 39

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR3005 08-26

Allspring Short-Term High Income Fund
Long Form Financial Statements
Annual Report
August 31, 2026

Allspring Short-Term High Income Fund | 1

Portfolio of investments—August 31, 2026
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Asset-backed securities: 1.49%
Bain Capital Credit CLO Ltd. Series 2022-3A Class BR (U.S. SOFR 3 Month+1.63%)144A±	5.38%	7-17-2035	$10,000,000	$10,009,000
Jamestown CLO IX Ltd. Series 2016-9A Class A2R3 (U.S. SOFR 3 Month+1.70%)144A±	5.51	7-25-2034	7,700,000	7,696,920
LCM 34 Ltd. Series 34A Class BR (U.S. SOFR 3 Month+1.70%)144A±	5.43	10-20-2034	10,000,000	9,995,000
Wellfleet CLO Ltd. Series 2021-2A Class BR (U.S. SOFR 3 Month+1.75%)144A±	5.50	7-15-2034	10,000,000	10,013,640
Total asset-backed securities (Cost $37,700,000)				37,714,560
Corporate bonds and notes: 79.96%
Basic materials: 2.80%
Chemicals: 1.50%
Celanese U.S. Holdings LLC	6.50	4-15-2030	9,660,000	9,838,323
Celanese U.S. Holdings LLC	7.35	11-15-2028	4,818,000	5,006,866
Chemours Co.144A	5.75	11-15-2028	19,039,000	18,903,633
SCIH Salt Holdings, Inc.144A	6.63	8-15-2031	4,310,000	4,353,660
				38,102,482
Forest products & paper: 0.25%
Magnera Corp.144A	4.75	11-15-2029	6,700,000	6,310,663
Iron/steel: 1.05%
Cleveland-Cliffs, Inc.144A	6.88	11-1-2029	26,155,000	26,508,354
Communications: 9.09%
Advertising: 0.53%
Clear Channel Outdoor Holdings, Inc.144A	7.13	2-15-2031	13,025,000	13,416,922
Internet: 2.65%
Arches Buyer, Inc.144A	4.25	6-1-2028	12,270,000	12,002,023
Gen Digital, Inc.144A	6.75	9-30-2027	21,650,000	21,709,105
Wayfair LLC144A	7.25	10-31-2029	32,450,000	33,524,744
				67,235,872
Media: 4.64%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.00	2-1-2028	17,655,000	17,487,454
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.13	5-1-2027	12,206,000	12,190,254
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.38	6-1-2029	16,650,000	16,353,464
DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc.144A	5.88	8-15-2027	2,705,000	2,704,919
DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc.144A	10.00	2-15-2031	5,940,000	6,288,262
Discovery Global Holdings, Inc.	4.05	3-15-2029	39,000,000	38,616,630
Sirius XM Radio LLC144A	5.00	8-1-2027	24,108,000	24,060,266
				117,701,249
Telecommunications: 1.27%
APLD ComputeCo LLC144A	9.25	12-15-2030	5,850,000	6,167,596
The accompanying notes are an integral part of these financial statements.
2 | Allspring Short-Term High Income Fund

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Telecommunications(continued)
Viasat, Inc.144A	5.63%	4-15-2027	$13,715,000	$13,702,931
WULF Compute LLC144A	7.75	10-15-2030	11,865,000	12,334,261
				32,204,788
Consumer, cyclical: 20.55%
Airlines: 0.91%
American Airlines, Inc.144A	7.25	2-15-2028	22,800,000	23,028,456
Apparel: 0.49%
Crocs, Inc.144A	4.25	3-15-2029	12,920,000	12,506,043
Auto manufacturers: 1.80%
Ford Motor Credit Co. LLC	4.13	8-17-2027	8,900,000	8,843,930
Ford Motor Credit Co. LLC	6.80	5-12-2028	8,545,000	8,758,710
Nissan Motor Acceptance Co. LLC144A	5.63	9-29-2028	11,315,000	11,267,590
Nissan Motor Acceptance Co. LLC144A	6.95	9-15-2026	12,566,000	12,579,069
Nissan Motor Acceptance Co. LLC144A	7.05	9-15-2028	4,140,000	4,224,001
				45,673,300
Auto parts & equipment: 2.64%
Adient Global Holdings Ltd.144A	8.25	4-15-2031	10,230,000	10,658,841
American Axle & Manufacturing, Inc.	5.00	10-1-2029	26,000,000	25,389,000
Goodyear Tire & Rubber Co.	4.88	3-15-2027	20,948,000	20,917,835
ZF North America Capital, Inc.144A	6.88	4-14-2028	9,875,000	10,040,209
				67,005,885
Distribution/wholesale: 0.30%
RB Global Holdings, Inc.144A	7.75	3-15-2031	7,462,000	7,708,619
Entertainment: 3.95%
Churchill Downs, Inc.144A	5.50	4-1-2027	29,540,000	29,552,407
Cinemark USA, Inc.144A	5.25	7-15-2028	26,975,000	26,911,339
Live Nation Entertainment, Inc.144A	6.50	5-15-2027	21,600,000	21,632,184
SeaWorld Parks & Entertainment, Inc.144A	5.25	8-15-2029	17,730,000	17,301,643
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp.	5.25	7-15-2029	5,000,000	4,844,200
				100,241,773
Home builders: 0.55%
K Hovnanian Enterprises, Inc.144A	8.00	4-1-2031	4,640,000	4,771,405
Taylor Morrison Communities, Inc.144A	5.75	1-15-2028	2,733,000	2,758,143
Tri Pointe Homes, Inc.	5.70	6-15-2028	6,282,000	6,288,345
				13,817,893
Housewares: 0.82%
Central Garden & Pet Co.	5.13	2-1-2028	3,000,000	2,998,230
Newell Brands, Inc.144A	8.50	6-1-2028	17,130,000	17,861,280
				20,859,510
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term High Income Fund | 3

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Leisure time: 1.92%
Carnival Corp. Ltd.144A	5.13%	5-1-2029	$10,920,000	$10,866,601
NCL Corp. Ltd.144A	5.88	1-15-2031	28,970,000	27,781,361
VOC Escrow Ltd.144A	5.00	2-15-2028	10,130,000	10,116,831
				48,764,793
Lodging: 0.11%
Hilton Domestic Operating Co., Inc.144A	5.50	9-15-2031	2,755,000	2,744,641
Retail: 7.06%
Advance Auto Parts, Inc.	1.75	10-1-2027	2,620,000	2,521,776
Advance Auto Parts, Inc.144A	7.00	8-1-2030	28,955,000	29,586,509
Bath & Body Works, Inc.144A	6.63	10-1-2030	16,840,000	17,157,266
Carvana Co.144A	9.00	6-1-2031	21,890,000	24,156,272
FirstCash, Inc.144A	4.63	9-1-2028	19,375,000	19,042,719
Gap, Inc.144A	3.63	10-1-2029	8,750,000	8,273,650
Group 1 Automotive, Inc.144A	6.38	1-15-2030	12,530,000	12,638,760
Kohl’s Corp.144A	10.00	6-1-2030	13,585,000	14,657,807
Lithia Motors, Inc.144A	4.63	12-15-2027	6,710,000	6,685,441
Macy’s Retail Holdings LLC144A	5.88	3-15-2030	10,070,000	10,037,575
Nordstrom, Inc.	4.00	3-15-2027	4,490,000	4,447,570
Nordstrom, Inc.	4.38	4-1-2030	3,020,000	2,873,560
QXO Building Products, Inc.144A	6.50	7-15-2031	12,420,000	12,562,830
Victoria’s Secret & Co.144A	4.63	7-15-2029	14,680,000	14,279,676
				178,921,411
Consumer, non-cyclical: 10.03%
Commercial services: 3.62%
Allied Universal Holdco LLC/Allied Universal Finance Corp.144A	6.88	6-15-2030	6,170,000	6,313,453
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl144A	4.63	6-1-2028	9,500,000	9,362,345
CoreCivic, Inc.	8.25	4-15-2029	16,385,000	16,996,161
GEO Group, Inc.	8.63	4-15-2029	34,200,000	35,570,052
GEO Group, Inc.	10.25	4-15-2031	7,305,000	7,860,764
Herc Holdings, Inc.144A	7.00	6-15-2030	15,170,000	15,699,433
				91,802,208
Cosmetics/Personal Care: 0.66%
Edgewell Personal Care Co.144A	5.50	6-1-2028	16,790,000	16,771,699
Food: 1.71%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC144A	3.50	3-15-2029	15,060,000	14,308,355
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC144A	6.50	2-15-2028	10,560,000	10,631,174
Post Holdings, Inc.144A	4.63	4-15-2030	12,890,000	12,423,640
Post Holdings, Inc.144A	6.25	2-15-2032	6,075,000	6,132,409
				43,495,578
The accompanying notes are an integral part of these financial statements.
4 | Allspring Short-Term High Income Fund

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Healthcare-services: 2.28%
IQVIA, Inc.144A	5.00%	10-15-2026	$9,540,000	$9,539,714
Molina Healthcare, Inc.144A	4.38	6-15-2028	17,070,000	16,791,247
Star Parent, Inc.144A	9.00	10-1-2030	16,355,000	17,173,404
Tenet Healthcare Corp.	4.63	6-15-2028	5,575,000	5,533,076
Tenet Healthcare Corp.	6.13	10-1-2028	8,705,000	8,710,136
				57,747,577
Pharmaceuticals: 1.76%
AdaptHealth LLC144A	4.63	8-1-2029	19,060,000	18,011,319
AdaptHealth LLC144A	5.13	3-1-2030	6,340,000	5,939,248
Organon & Co./Organon Foreign Debt Co-Issuer BV144A	4.13	4-30-2028	20,995,000	20,781,481
				44,732,048
Energy: 9.25%
Energy-alternate sources: 0.58%
TerraForm Power Operating LLC144A	5.00	1-31-2028	14,815,000	14,650,850
Oil & gas: 2.34%
Aethon United BR LP/Aethon United Finance Corp.144A	7.50	10-1-2029	17,990,000	18,686,213
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.25	11-1-2028	14,150,000	14,187,215
Nabors Industries, Inc.144A	9.13	1-31-2030	9,574,000	10,044,083
SM Energy Co.144A	8.63	11-1-2030	15,800,000	16,577,834
				59,495,345
Oil & gas services: 0.10%
USA Compression Partners LP/USA Compression Finance Corp.144A	7.13	3-15-2029	2,400,000	2,458,992
Pipelines: 6.23%
Buckeye Partners LP144A	6.88	7-1-2029	13,950,000	14,270,432
Excelerate Energy LP144A	8.00	5-15-2030	19,170,000	20,168,565
Hess Midstream Operations LP144A	5.88	3-1-2028	25,855,000	26,093,900
Hess Midstream Operations LP144A	6.50	6-1-2029	1,580,000	1,610,652
Kinetik Holdings LP144A	6.63	12-15-2028	28,860,000	29,376,017
Prairie Acquiror LP144A	9.00	8-1-2029	5,925,000	6,131,486
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	5.50	1-15-2028	18,445,000	18,443,709
Venture Global LNG, Inc.144A	7.00	1-15-2030	26,795,000	27,559,193
Venture Global LNG, Inc.144A	9.50	2-1-2029	13,395,000	14,407,126
				158,061,080
Financial: 17.89%
Banks: 2.12%
Bank of America Corp. Series RR (5 Year Treasury Constant Maturity+2.76%)ʊ±	4.38	1-27-2027	22,920,000	22,804,941
Bank of New York Mellon Corp. Series I (5 Year Treasury Constant Maturity+2.63%)ʊ±	3.75	12-20-2026	6,425,000	6,390,498
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term High Income Fund | 5

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Citigroup, Inc. Series Z (5 Year Treasury Constant Maturity+3.21%)ʊ±	7.38%	5-15-2028	$5,297,000	$5,451,037
Huntington Bancshares, Inc. Series G (7 Year Treasury Constant Maturity+4.05%)ʊ±	4.45	10-15-2027	19,355,000	19,073,965
				53,720,441
Diversified financial services: 9.38%
Azorra Finance Ltd.144A	7.75	4-15-2030	23,790,000	24,694,734
Capital One Financial Corp. Series O (U.S. SOFR 3 Month+3.34%)ʊ±	5.50	10-30-2027	13,835,000	13,785,056
Encore Capital Group, Inc.144A	8.50	5-15-2030	17,085,000	18,114,884
Global Aircraft Leasing Co. Ltd.144A	8.75	9-1-2027	20,845,000	21,206,452
Jefferson Capital Holdings LLC144A	8.25	5-15-2030	11,500,000	12,042,570
Jefferson Capital Holdings LLC144A	9.50	2-15-2029	4,535,000	4,733,497
Navient Corp.	4.88	3-15-2028	12,100,000	11,951,049
Navient Corp.	5.00	3-15-2027	11,235,000	11,197,026
OneMain Finance Corp.	5.38	11-15-2029	31,775,000	31,303,459
PRA Group, Inc.144A	8.38	2-1-2028	18,815,000	19,061,288
Rocket Cos., Inc.144A	6.13	8-1-2030	21,600,000	21,889,656
Rocket Cos., Inc.144A	6.50	8-1-2029	7,345,000	7,468,543
SLM Corp.	6.50	1-31-2030	7,185,000	7,315,479
United Wholesale Mortgage LLC144A	5.50	4-15-2029	17,360,000	16,359,543
United Wholesale Mortgage LLC144A	5.75	6-15-2027	16,915,000	16,900,453
				238,023,689
Insurance: 1.98%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer144A	6.75	4-15-2028	22,025,000	22,206,706
AmWINS Group, Inc.144A	6.38	2-15-2029	14,725,000	14,860,764
HUB International Ltd.144A	7.25	6-15-2030	12,675,000	13,051,448
				50,118,918
REITs: 4.41%
Blackstone Mortgage Trust, Inc.144A	3.75	1-15-2027	9,806,000	9,742,653
Brandywine Operating Partnership LP	3.95	11-15-2027	5,180,000	5,083,807
Brandywine Operating Partnership LP	8.88	4-12-2029	5,885,000	6,216,031
Iron Mountain, Inc.144A	5.25	3-15-2028	24,240,000	24,176,249
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	4.25	2-1-2027	5,000,000	4,980,200
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	4.75	6-15-2029	11,085,000	10,793,908
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer144A	5.88	10-1-2028	19,165,000	19,135,294
Starwood Property Trust, Inc.144A	5.25	10-15-2028	4,935,000	4,899,419
Starwood Property Trust, Inc.144A	5.88	8-15-2029	20,115,000	20,197,673
XHR LP144A	6.63	5-15-2030	6,645,000	6,776,638
				112,001,872
The accompanying notes are an integral part of these financial statements.
6 | Allspring Short-Term High Income Fund

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Industrial: 4.13%
Aerospace/defense: 1.04%
TransDigm, Inc.144A	6.38%	3-1-2029	$25,950,000	$26,325,497
Electrical components & equipment: 1.03%
Energizer Holdings, Inc.144A	4.75	6-15-2028	12,755,000	12,613,292
WESCO Distribution, Inc.144A	6.38	3-15-2029	13,275,000	13,491,515
				26,104,807
Machinery-diversified: 0.14%
TK Elevator U.S. Newco, Inc.144A	5.25	7-15-2027	3,610,000	3,608,881
Packaging & containers: 0.53%
Clydesdale Acquisition Holdings, Inc.144A	6.63	4-15-2029	13,480,000	13,515,992
Trucking & leasing: 1.39%
FTAI Aviation Investors LLC144A	5.50	5-1-2028	29,355,000	29,289,245
FTAI Aviation Investors LLC144A	7.88	12-1-2030	5,590,000	5,836,686
				35,125,931
Technology: 3.54%
Computers: 0.32%
Diebold Nixdorf, Inc.144A	7.75	3-31-2030	7,770,000	8,105,353
Semiconductors: 0.21%
Entegris, Inc.144A	4.38	4-15-2028	4,700,000	4,644,681
ON Semiconductor Corp.144A	3.88	9-1-2028	795,000	775,451
				5,420,132
Software: 3.01%
Cloud Software Group LLC144A	6.50	3-31-2029	32,035,000	31,922,557
Fair Isaac Corp.144A	4.00	6-15-2028	8,915,000	8,708,261
Rocket Software, Inc.144A	9.00	11-28-2028	5,390,000	5,502,975
SS&C Technologies, Inc.144A	5.50	9-30-2027	30,075,000	30,089,436
				76,223,229
Utilities: 2.68%
Electric: 2.68%
NRG Energy, Inc.144A	5.75	7-15-2029	2,560,000	2,555,008
Pattern Energy Operations LP/Pattern Energy Operations, Inc.144A	4.50	8-15-2028	17,588,000	17,300,436
PG&E Corp.	5.00	7-1-2028	9,950,000	9,801,248
Vistra Corp. (5 Year Treasury Constant Maturity+5.74%)144Aʊ±	7.00	12-15-2026	5,350,000	5,376,536
Vistra Corp. Series C (5 Year Treasury Constant Maturity+5.05%)144Aʊ±	8.88	1-15-2029	2,405,000	2,561,277
Vistra Operations Co. LLC144A	5.00	7-31-2027	5,280,000	5,277,360
XPLR Infrastructure Operating Partners LP144A	4.50	9-15-2027	25,280,000	25,086,608
				67,958,473
Total corporate bonds and notes (Cost $2,018,164,180)				2,028,221,246
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term High Income Fund | 7

Portfolio of investments—August 31, 2026

	Shares	Value
Investment companies: 1.68%
Exchange-traded funds: 1.68%
iShares 0-5 Year High Yield Corporate Bond ETF	497,861	$21,069,477
State Street SPDR Bloomberg Short Term High Yield Bond ETF	868,026	21,631,208
Total investment companies (Cost $42,949,939)		42,700,685

	Interest rate	Maturity date	Principal
Loans: 3.60%
Basic materials: 0.25%
Chemicals: 0.25%
Chemours Co. (U.S. SOFR 1 Month+3.50%)±	7.19%	10-15-2032	$6,274,236	6,289,921
Communications: 0.88%
Media: 0.88%
DIRECTV Financing LLC (U.S. SOFR 3 Month+4.50%)±	8.32	8-2-2029	3,044,643	3,067,478
Discovery Global Holdings, Inc. (U.S. SOFR 1 Month+2.50%)±	6.19	6-3-2033	19,350,577	19,398,953
				22,466,431
Consumer, cyclical: 0.41%
Airlines: 0.19%
Vista Management Holding, Inc. (U.S. SOFR 3 Month+3.75%)±	7.48	4-1-2031	4,827,780	4,845,885
Auto parts & equipment: 0.22%
Clarios Global LP (U.S. SOFR 1 Month+2.50%)±	6.19	1-28-2032	5,547,125	5,560,993
Consumer, non-cyclical: 0.28%
Healthcare-products: 0.04%
Bausch & Lomb Corp. (U.S. SOFR 1 Month+3.75%)±	7.44	1-15-2031	913,112	918,818
Healthcare-services: 0.24%
Star Parent, Inc. (U.S. SOFR 3 Month+3.50%)±	7.23	9-27-2030	6,071,286	6,109,232
Energy: 0.24%
Pipelines: 0.24%
Prairie Acquiror LP (U.S. SOFR 1 Month+3.25%)±	6.94	8-1-2029	6,198,534	6,237,275
Financial: 0.05%
Insurance: 0.05%
Asurion LLC (U.S. SOFR 3 Month+4.25%)±	8.17	8-19-2028	1,167,161	1,167,161
Industrial: 1.22%
Building materials: 0.63%
Quikrete Holdings, Inc. (U.S. SOFR 1 Month+2.25%)±	5.94	3-19-2029	15,863,137	15,902,794
Machinery-diversified: 0.39%
TK Elevator U.S. Newco, Inc. (U.S. SOFR 6 Month+2.75%)±	6.70	4-30-2030	9,875,623	9,925,002
Packaging & containers: 0.20%
Clydesdale Acquisition Holdings, Inc. (U.S. SOFR 1 Month+3.18%)±	6.86	4-13-2029	5,080,000	5,073,650
The accompanying notes are an integral part of these financial statements.
8 | Allspring Short-Term High Income Fund

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Technology: 0.27%
Computers: 0.06%
McAfee Corp. (U.S. SOFR 1 Month+3.00%)±	6.69%	3-1-2029	$1,644,135	$1,555,763
Software: 0.21%
Rocket Software, Inc. (U.S. SOFR 1 Month+3.75%)±	7.44	11-28-2028	5,328,124	5,288,163
Total loans (Cost $91,224,273)				91,341,088
Non-agency mortgage-backed securities: 0.19%
GS Mortgage-Backed Securities Trust Series 2024-HE1 Class A1 (30 Day Average U.S. SOFR+1.60%)144A±	5.24	8-25-2054	4,801,586	4,816,380
Total non-agency mortgage-backed securities (Cost $4,801,586)				4,816,380
Yankee corporate bonds and notes: 8.02%
Basic materials: 0.82%
Chemicals: 0.52%
INEOS Finance PLC144A	6.75	5-15-2028	13,185,000	13,167,728
Mining: 0.30%
Alumina Pty. Ltd.144A	6.13	3-15-2030	7,590,000	7,670,150
Communications: 0.86%
Internet: 0.86%
Rakuten Group, Inc.144A	11.25	2-15-2027	21,325,000	21,879,237
Consumer, cyclical: 2.57%
Airlines: 0.95%
LATAM Airlines Group SA144A	7.63	1-7-2031	13,840,000	14,253,954
LATAM Airlines Group SA144A	7.88	4-15-2030	9,555,000	9,830,089
				24,084,043
Auto manufacturers: 0.25%
Nissan Motor Co. Ltd.144A	4.35	9-17-2027	6,350,000	6,283,769
Auto parts & equipment: 0.46%
Forvia SE144A	8.00	6-15-2030	11,035,000	11,576,377
Leisure time: 0.91%
Royal Caribbean Cruises Ltd.144A	5.38	7-15-2027	23,186,000	23,209,418
Consumer, non-cyclical: 1.46%
Cosmetics/Personal Care: 0.62%
Perrigo Finance Unlimited Co.	5.15	6-15-2030	16,175,000	15,622,138
Healthcare-products: 0.84%
Bausch & Lomb Corp.144A	8.38	10-1-2028	20,903,000	21,443,134
Energy: 0.34%
Pipelines: 0.34%
Enbridge, Inc. (5 Year Treasury Constant Maturity+3.71%)±	7.38	1-15-2083	8,422,000	8,551,699
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term High Income Fund | 9

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Financial: 1.47%
Banks: 0.69%
Banco Mercantil del Norte SA (10 Year Treasury Constant Maturity+5.47%)144Aʊ±	7.50%	6-27-2029	$7,500,000	$7,564,650
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.64%)144Aʊ±	5.88	1-24-2027	9,880,000	9,841,863
				17,406,513
Diversified financial services: 0.78%
GGAM Finance Ltd.144A	6.88	4-15-2029	9,290,000	9,479,330
goeasy Ltd.144A	9.25	12-1-2028	7,695,000	7,718,931
Macquarie AirFinance Holdings Ltd.144A	6.40	3-26-2029	2,650,000	2,720,623
				19,918,884
Industrial: 0.38%
Packaging & containers: 0.38%
Trivium Packaging Finance BV144A	8.25	7-15-2030	9,042,000	9,576,292
Utilities: 0.12%
Electric: 0.12%
Algonquin Power & Utilities Corp. (5 Year Treasury Constant Maturity+3.25%)±	4.75	1-18-2082	3,035,000	3,012,056
Total yankee corporate bonds and notes (Cost $202,477,148)				203,401,438

		Yield	Shares
Short-term investments: 3.71%
Investment companies: 3.71%
Allspring Government Money Market Fund Select Class♠∞		3.60	93,969,203	93,969,203
Total short-term investments (Cost $93,969,203)				93,969,203
Total investments in securities (Cost $2,491,286,329)	98.65%			2,502,164,600
Other assets and liabilities, net	1.35			34,274,983
Total net assets	100.00%			$2,536,439,583

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
CLO	Collateralized loan obligation
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
The accompanying notes are an integral part of these financial statements.
10 | Allspring Short-Term High Income Fund

Portfolio of investments—August 31, 2026

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$113,121,610	$1,147,022,882	$(1,166,175,289)	$0	$0	$93,969,203	93,969,203	$3,097,261
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	2,668	12-31-2026	$549,007,796	$547,565,315	$0	$(1,442,481)
Short
5-Year U.S. Treasury Notes	(1,215)	12-31-2026	(129,217,148)	(128,429,297)	787,851	0
					$787,851	$(1,442,481)
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term High Income Fund | 11

Statement of assets and liabilities—August 31, 2026
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $2,397,317,126)	$2,408,195,397
Investments in affiliated securities, at value (cost $93,969,203)	93,969,203
Cash	8,694
Cash at broker segregated for futures contracts	3,865,000
Receivable for interest	38,851,921
Receivable for Fund shares sold	2,671,394
Receivable for daily variation margin on open futures contracts	123,399
Prepaid expenses and other assets	80,239
Total assets	2,547,765,247
Liabilities
Payable for Fund shares redeemed	5,188,848
Payable for investments purchased	4,919,897
Management fee payable	849,057
Administration fees payable	180,860
Dividends payable	68,322
Shareholder servicing fees payable	41,587
Payable for daily variation margin on open futures contracts	20,842
Distribution fee payable	19,624
Trustees’ fees and expenses payable	362
Accrued expenses and other liabilities	36,265
Total liabilities	11,325,664
Total net assets	$2,536,439,583
Net assets consist of
Paid-in capital	$2,618,194,879
Total distributable loss	(81,755,296)
Total net assets	$2,536,439,583
Computation of net asset value and offering price per share
Net assets–Class A	$166,543,975
Shares outstanding–Class A1	21,238,859
Net asset value per share–Class A	$7.84
Maximum offering price per share – Class A2	$8.08
Net assets–Class C	$30,759,969
Shares outstanding–Class C1	3,921,331
Net asset value per share–Class C	$7.84
Net assets–Institutional Class	$2,339,135,639
Shares outstanding–Institutional Class[1]	298,745,319
Net asset value per share–Institutional Class	$7.83
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/97 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
12 | Allspring Short-Term High Income Fund

Statement of operations—year ended August 31, 2026
Statement of operations
Investment income
Interest	$147,593,800
Income from affiliated securities	3,097,261
Dividends	2,603,838
Total investment income	153,294,899
Expenses
Management fee	11,611,308
Administration fees
Class A	245,601
Class C	45,287
Administrator Class	931 [1]
Institutional Class	1,840,029
Shareholder servicing fees
Class A	414,012
Class C	76,354
Administrator Class	2,324 [1]
Distribution fee
Class C	229,061
Custody and accounting fees	96,941
Professional fees	68,465
Registration fees	186,206
Shareholder report expenses	100,592
Trustees’ fees and expenses	29,159
Other fees and expenses	67,775
Total expenses	15,014,045
Less: Fee waivers and/or expense reimbursements
Fund-level	(1,679,434)
Class A	(14,355)
Class C	(1,651)
Net expenses	13,318,605
Net investment income	139,976,294
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	5,317,194
Futures contracts	(3,250,281)
Net realized gains on investments	2,066,913
Net change in unrealized gains (losses) on
Unaffiliated securities	(20,412,561)
Futures contracts	(972,366)
Net change in unrealized gains (losses) on investments	(21,384,927)
Net realized and unrealized gains (losses) on investments	(19,318,014)
Net increase in net assets resulting from operations	$120,658,280
1 For the period from September 1, 2025 to September 12, 2025. Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term High Income Fund | 13

Statement of changes in net assets
Statement of changes in net assets
	Year ended August 31, 2026		Year ended August 31, 2025
Operations
Net investment income		$139,976,294		$127,296,383
Net realized gains (losses) on investments		2,066,913		(3,474,759)
Net change in unrealized gains (losses) on investments		(21,384,927)		2,170,985
Net increase in net assets resulting from operations		120,658,280		125,992,609
Distributions to shareholders from
Net investment income and net realized gains
Class A		(8,997,217)		(8,312,319)
Class C		(1,429,208)		(1,243,276)
Administrator Class		(54,901)[1]		(1,706,724)
Institutional Class		(131,973,104)		(116,294,631)
Total distributions to shareholders		(142,454,430)		(127,556,950)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	4,327,940	34,109,697	9,342,691	73,680,187
Class C	1,175,111	9,278,955	1,373,287	10,825,808
Administrator Class	15,138 [1]	119,891 [1]	453,331	3,566,813
Institutional Class	118,022,989	928,905,156	144,442,963	1,136,393,754
		972,413,699		1,224,466,562
Reinvestment of distributions
Class A	1,135,170	8,940,096	1,038,124	8,182,262
Class C	181,937	1,429,208	157,075	1,235,256
Administrator Class	0 [1]	0 [1]	214,676	1,692,232
Institutional Class	16,735,823	131,587,507	14,607,112	114,977,213
		141,956,811		126,086,963
Payment for shares redeemed
Class A	(4,978,851)	(39,199,566)	(5,535,567)	(43,545,965)
Class C	(977,389)	(7,698,680)	(962,452)	(7,585,180)
Administrator Class	(10,668)[1]	(84,378)[1]	(1,532,520)	(12,076,284)
Institutional Class	(125,550,299)	(988,162,124)	(94,963,737)	(745,699,129)
		(1,035,144,748)		(808,906,558)
Share conversions
Administrator Class	(3,308,677)[2]	(26,208,696)[2]	0	0
Institutional Class	3,312,860 [2]	26,208,696 [2]	0	0
		0		0
Net increase in net assets resulting from capital share transactions		79,225,762		541,646,967
Total increase in net assets		57,429,612		540,082,626
Net assets
Beginning of period		2,479,009,971		1,938,927,345
End of period		$2,536,439,583		$2,479,009,971
1 For the period from September 1, 2025 to September 12, 2025
2 Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
14 | Allspring Short-Term High Income Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Class A	2026	2025	2024	2023	2022
Net asset value, beginning of period	$7.91	$7.92	$7.80	$7.72	$8.25
Net investment income	0.42 [1]	0.45 [1]	0.45 [1]	0.40	0.29
Net realized and unrealized gains (losses) on investments	(0.06)	(0.01)	0.13	0.08	(0.51)
Total from investment operations	0.36	0.44	0.58	0.48	(0.22)
Distributions to shareholders from
Net investment income	(0.43)	(0.45)	(0.46)	(0.40)	(0.31)
Net asset value, end of period	$7.84	$7.91	$7.92	$7.80	$7.72
Total return[2]	4.64%	5.74%	7.67%	6.33%	(2.73)%
Ratios to average net assets (annualized)
Gross expenses	0.89%	0.89%	0.89%	0.90%	0.92%
Net expenses	0.81%	0.80%	0.81%	0.81%	0.81%
Net investment income	5.33%	5.74%	5.80%	5.08%	3.65%
Supplemental data
Portfolio turnover rate	45%	40%	47%	27%	43%
Net assets, end of period (000s omitted)	$166,544	$164,166	$125,978	$112,193	$99,828

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term High Income Fund | 15

Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Class C	2026	2025	2024	2023	2022
Net asset value, beginning of period	$7.91	$7.92	$7.81	$7.72	$8.26
Net investment income	0.36 [1]	0.39 [1]	0.39 [1]	0.33	0.24
Net realized and unrealized gains (losses) on investments	(0.06)	(0.01)	0.12	0.10	(0.53)
Total from investment operations	0.30	0.38	0.51	0.43	(0.29)
Distributions to shareholders from
Net investment income	(0.37)	(0.39)	(0.40)	(0.34)	(0.25)
Net asset value, end of period	$7.84	$7.91	$7.92	$7.81	$7.72
Total return[2]	3.86%	4.94%	6.74%	5.67%	(3.58)%
Ratios to average net assets (annualized)
Gross expenses	1.64%	1.65%	1.64%	1.65%	1.67%
Net expenses	1.56%	1.56%	1.56%	1.56%	1.56%
Net investment income	4.58%	4.98%	5.05%	4.33%	2.88%
Supplemental data
Portfolio turnover rate	45%	40%	47%	27%	43%
Net assets, end of period (000s omitted)	$30,760	$28,024	$23,555	$22,345	$19,567

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
16 | Allspring Short-Term High Income Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Institutional Class	2026	2025	2024	2023	2022
Net asset value, beginning of period	$7.90	$7.91	$7.79	$7.71	$8.24
Net investment income	0.44 [1]	0.47 [1]	0.48 [1]	0.41	0.32
Net realized and unrealized gains (losses) on investments	(0.06)	(0.01)	0.13	0.09	(0.52)
Total from investment operations	0.38	0.46	0.61	0.50	(0.20)
Distributions to shareholders from
Net investment income	(0.45)	(0.47)	(0.49)	(0.42)	(0.33)
Net asset value, end of period	$7.83	$7.90	$7.91	$7.79	$7.71
Total return[2]	4.96%	6.05%	8.01%	6.66%	(2.44)%
Ratios to average net assets (annualized)
Gross expenses	0.57%	0.57%	0.57%	0.57%	0.59%
Net expenses	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	5.64%	6.04%	6.11%	5.42%	3.99%
Supplemental data
Portfolio turnover rate	45%	40%	47%	27%	43%
Net assets, end of period (000s omitted)	$2,339,136	$2,260,689	$1,756,390	$1,510,599	$984,201

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term High Income Fund | 17

Notes to financial statements
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Short-Term High Income Fund (the “Fund”) which is a diversified series of the Trust.
Effective at the close of business on September 12, 2025, Administrator Class shares became Institutional Class shares in a tax-free conversion. Shareholders of Administrator Class received Institutional Class shares at a value equal to the value of their Administrator Class shares immediately prior to the conversion. Administrator Class shares are no longer offered by the Fund.
At the Fund’s Board meeting held on August 17-19, 2026, the Board of Trustees approved the addition of a new share class, “ETF Class”. The Fund’s ETF Class shares are not currently offered as of the Fund’s fiscal year end.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of assets and liabilities.
18 | Allspring Short-Term High Income Fund

Notes to financial statements
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of assets and liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of August 31, 2026, the aggregate cost of all investments for federal income tax purposes was $2,492,139,681 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$16,262,045
Gross unrealized losses	(6,891,756)
Net unrealized gains	$9,370,289
As of August 31, 2026, the Fund had capital loss carryforwards which consist of $26,042,849 in short-term capital losses and $65,314,278 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
Allspring Short-Term High Income Fund | 19

Notes to financial statements
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Asset-backed securities	$0	$37,714,560	$0	$37,714,560
Corporate bonds and notes	0	2,028,221,246	0	2,028,221,246
Investment companies	42,700,685	0	0	42,700,685
Loans	0	91,341,088	0	91,341,088
Non-agency mortgage-backed securities	0	4,816,380	0	4,816,380
Yankee corporate bonds and notes	0	203,401,438	0	203,401,438
Short-term investments
Investment companies	93,969,203	0	0	93,969,203
	136,669,888	2,365,494,712	0	2,502,164,600
Futures contracts	787,851	0	0	787,851
Total assets	$137,457,739	$2,365,494,712	$0	$2,502,952,451
Liabilities
Futures contracts	$1,442,481	$0	$0	$1,442,481
Total liabilities	$1,442,481	$0	$0	$1,442,481
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. For futures contracts, the current day’s variation margin is reported on the Statement of assets and liabilities. All other assets and liabilities are reported at their fair value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At August 31, 2026, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds
20 | Allspring Short-Term High Income Fund

Notes to financial statements
Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.500%
Next $500 million	0.475
Next $2 billion	0.450
Next $2 billion	0.425
Next $5 billion	0.390
Over $10 billion	0.380
For the year ended August 31, 2026, the management fee was equivalent to an annual rate of 0.46% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.14%
Class C	0.14
Administrator Class	0.10
Institutional Class	0.08
Prior to July 1, 2026, the class-level administration fee for Class A and Class C was 0.15% of its respective average daily net assets.
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through December 31, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of August 31, 2026, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.81%
Class C	1.56
Institutional Class	0.50
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended August 31, 2026, Allspring Funds Distributor received $9,799 from the sale of Class A shares and $4,786 and $6,070 in contingent deferred sales charges from redemptions of Class A and Class C shares, respectively.
Allspring Short-Term High Income Fund | 21

Notes to financial statements
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended August 31, 2026.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended August 31, 2026 were $1,295,423,429 and $1,051,096,157, respectively.
6.DERIVATIVE TRANSACTIONS
During the year ended August 31, 2026, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio. The Fund had an average notional amount of $479,019,205 in long futures contracts and $120,237,344 in short futures contracts during the year ended August 31, 2026.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds, is a party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended August 31, 2026, there were no borrowings by the Fund under the agreement.
8.DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended August 31
	2026	2025
Ordinary income	$142,454,430	$127,556,950
As of August 31, 2026, the components of distributable loss on a tax basis were as follows:

Undistributed ordinary income	Unrealized gains	Capital loss carryforward	Total
$299,864	$9,370,289	$(91,357,127)	$(81,686,974)
Temporary differences between book-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
9.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
22 | Allspring Short-Term High Income Fund

Notes to financial statements
10.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
Allspring Short-Term High Income Fund | 23

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Short-Term High Income Fund (the Fund), a series of Allspring Funds Trust, including the portfolio of investments, as of August 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian, transfer agent, agent banks and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
October 23, 2026
24 | Allspring Short-Term High Income Fund

Other information (unaudited)
Other information
Tax information
For the fiscal year ended August 31, 2026, $118,031,608 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Short-Term High Income Fund | 25

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

26 | Allspring Short-Term High Income Fund

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 18-20, 2026 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Short-Term High Income Fund (the “Fund”):  (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2026, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2026. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above conferred with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, recent changes in such senior management, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates, including the Sub-Adviser.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Adviser’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring Short-Term High Income Fund | 27

Other information (unaudited)
and as the Fund’s valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2025. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Institutional Class) was higher than the average investment performance of the Universe for the one-year period under review, lower than the average investment performance of the Universe for the three- and ten-year periods under review, and equal to the average investment performance of the Universe for the five-year period under review. The Board also noted that the investment performance of the Fund was lower than the investment performance of its benchmark index, the ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index, for the one-, three- and ten-year periods under review, and higher for the five-year period under review. The Board also took into consideration that the Fund experienced a portfolio manager change in 2026.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising the expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class. The Board also noted management’s proposal to reduce the class-level administrative services fee paid under the Fund’s Class-Level Administration Agreement applicable to Class A and Class C shares, which is not expected to immediately reduce the Fund’s net operating expense ratios for such share classes.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not the class level.
Among other information reviewed by the Board was a comparison of the Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than the sum of the average rates for the expense Groups for each share class. The Board also noted management’s proposal to reduce the class-level administrative services fee paid under the Fund’s Class-Level Administration Agreement applicable to Class A and Class C shares, which is not expected to immediately reduce the Fund’s net operating expense ratios for such share classes.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

28 | Allspring Short-Term High Income Fund

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of a fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to the Fund and shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring Short-Term High Income Fund | 29

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR3017 08-26

Allspring Ultra Short-Term Income Fund
Long Form Financial Statements
Annual Report
August 31, 2026

Allspring Ultra Short-Term Income Fund | 1

Portfolio of investments—August 31, 2026
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 3.53%
FHLMC±±	6.56%	7-1-2027	$2,632	$2,632
FHLMC	7.00	6-1-2031	60,710	62,251
FHLMC Multifamily Structured Pass-Through Certificates Series Q004 Class AFL (12 Month Treasury Average+0.74%)±	4.44	5-25-2044	396,954	396,026
FHLMC STRIPS Series 20 Class F±±	5.14	7-1-2029	10	9
FHLMC Structured Pass-Through Certificates Series T-16 Class A (30 Day Average U.S. SOFR+0.46%)±	4.11	6-25-2029	548,242	542,882
FHLMC Structured Pass-Through Certificates Series T-20 Class A7 (30 Day Average U.S. SOFR+0.41%)±	4.06	12-25-2029	1,210,515	1,204,582
FHLMC Structured Pass-Through Certificates Series T-27 Class A (30 Day Average U.S. SOFR+0.41%)±	4.06	10-25-2030	157,033	156,607
FHLMC Structured Pass-Through Certificates Series T-30 Class A7 (30 Day Average U.S. SOFR+0.35%)±	4.00	12-25-2030	342,044	339,346
FHLMC Structured Pass-Through Certificates Series T-35 Class A (30 Day Average U.S. SOFR+0.39%)±	4.04	9-25-2031	278,130	277,221
FHLMC Structured Pass-Through Certificates Series T-42 Class A6	9.50	2-25-2042	281,687	311,051
FHLMC Structured Pass-Through Certificates Series T-48 Class 2A±±	4.52	7-25-2033	587,809	576,175
FHLMC Structured Pass-Through Certificates Series T-54 Class 4A±±	4.31	2-25-2043	314,973	296,361
FHLMC Structured Pass-Through Certificates Series T-55 Class 1A1	6.50	3-25-2043	17,713	18,070
FHLMC Structured Pass-Through Certificates Series T-56 Class 3AF (30 Day Average U.S. SOFR+1.11%)±	4.76	5-25-2043	584,806	581,690
FHLMC Structured Pass-Through Certificates Series T-62 Class 1A1 (12 Month Treasury Average+1.20%)±	4.91	10-25-2044	891,740	855,949
FHLMC Structured Pass-Through Certificates Series T-63 Class 1A1 (12 Month Treasury Average+1.20%)±	4.91	2-25-2045	806,373	770,756
FHLMC Structured Pass-Through Certificates Series T-66 Class 2A1±±	4.42	1-25-2036	546,814	520,346
FHLMC Structured Pass-Through Certificates Series T-67 Class 1A1C±±	3.76	3-25-2036	1,475,516	1,390,920
FHLMC Structured Pass-Through Certificates Series T-67 Class 2A1C±±	3.76	3-25-2036	1,407,683	1,281,443
FHLMC (1 Year Treasury Constant Maturity+1.94%)±	5.80	5-1-2035	110,064	111,120
FHLMC (1 Year Treasury Constant Maturity+1.96%)±	5.68	8-1-2033	81,512	81,407
FHLMC (1 Year Treasury Constant Maturity+1.99%)±	5.86	11-1-2034	21,372	21,701
FHLMC (1 Year Treasury Constant Maturity+2.01%)±	5.77	12-1-2035	66,381	67,280
FHLMC (1 Year Treasury Constant Maturity+2.10%)±	5.76	10-1-2037	87,486	88,526
FHLMC (1 Year Treasury Constant Maturity+2.16%)±	5.79	6-1-2033	182,854	185,403
FHLMC (1 Year Treasury Constant Maturity+2.17%)±	5.80	5-1-2037	7,832	7,980
FHLMC (1 Year Treasury Constant Maturity+2.17%)±	5.83	6-1-2036	145,739	149,823
FHLMC (1 Year Treasury Constant Maturity+2.18%)±	5.87	1-1-2037	137,936	140,583
FHLMC (1 Year Treasury Constant Maturity+2.20%)±	5.76	5-1-2035	41,816	42,664
FHLMC (1 Year Treasury Constant Maturity+2.22%)±	5.93	3-1-2035	141,910	145,428
FHLMC (1 Year Treasury Constant Maturity+2.23%)±	5.73	4-1-2034	2,989	3,036
FHLMC (1 Year Treasury Constant Maturity+2.23%)±	5.73	4-1-2034	29,910	30,381
FHLMC (1 Year Treasury Constant Maturity+2.23%)±	5.85	2-1-2034	125,309	127,500
FHLMC (1 Year Treasury Constant Maturity+2.23%)±	5.85	6-1-2035	36,455	37,090
The accompanying notes are an integral part of these financial statements.
2 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC (1 Year Treasury Constant Maturity+2.24%)±	5.99%	5-1-2038	$111,665	$113,904
FHLMC (1 Year Treasury Constant Maturity+2.24%)±	6.05	4-1-2036	55,316	56,491
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	5.75	4-1-2032	18,155	18,363
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	5.75	4-1-2034	14,038	14,199
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	5.75	5-1-2034	74,859	76,049
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	5.82	9-1-2038	265,755	271,797
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	5.85	4-1-2038	157,114	160,968
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	5.91	4-1-2038	129,717	132,500
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	5.93	1-1-2037	13,535	14,014
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	5.93	10-1-2038	99,942	101,653
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	5.96	11-1-2035	210,297	214,217
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	5.97	6-1-2035	14,074	14,455
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.02	4-1-2037	498,100	510,876
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.07	12-1-2034	55,355	56,500
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.21	5-1-2034	18,186	18,543
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.38	9-1-2033	28,415	28,855
FHLMC (1 Year Treasury Constant Maturity+2.27%)±	6.15	11-1-2029	13,241	13,325
FHLMC (1 Year Treasury Constant Maturity+2.28%)±	6.08	1-1-2035	87,848	89,697
FHLMC (1 Year Treasury Constant Maturity+2.29%)±	5.89	9-1-2033	96,821	98,324
FHLMC (1 Year Treasury Constant Maturity+2.29%)±	6.41	11-1-2027	1,877	1,865
FHLMC (1 Year Treasury Constant Maturity+2.35%)±	5.98	7-1-2031	3,756	3,754
FHLMC (1 Year Treasury Constant Maturity+2.35%)±	6.10	7-1-2038	116,769	119,469
FHLMC (1 Year Treasury Constant Maturity+2.35%)±	6.16	4-1-2032	92,940	92,995
FHLMC (1 Year Treasury Constant Maturity+2.36%)±	5.86	4-1-2038	294,314	301,925
FHLMC (1 Year Treasury Constant Maturity+2.36%)±	6.05	2-1-2035	67,941	69,473
FHLMC (1 Year Treasury Constant Maturity+2.36%)±	6.29	1-1-2028	225	225
FHLMC (1 Year Treasury Constant Maturity+2.36%)±	6.39	1-1-2028	153	153
FHLMC (1 Year Treasury Constant Maturity+2.38%)±	6.05	2-1-2034	420,881	425,759
FHLMC (1 Year Treasury Constant Maturity+2.39%)±	6.15	6-1-2035	59,160	59,656
FHLMC (1 Year Treasury Constant Maturity+2.40%)±	6.02	7-1-2029	5,075	5,096
FHLMC (1 Year Treasury Constant Maturity+2.40%)±	6.06	1-1-2037	267,439	275,503
FHLMC (1 Year Treasury Constant Maturity+2.40%)±	6.10	10-1-2033	71,865	72,064
FHLMC (1 Year Treasury Constant Maturity+2.40%)±	6.53	7-1-2031	2,792	2,782
FHLMC (1 Year Treasury Constant Maturity+2.40%)±	6.53	9-1-2031	16,798	16,880
FHLMC (1 Year Treasury Constant Maturity+2.47%)±	6.22	7-1-2034	71,538	72,731
FHLMC (1 Year Treasury Constant Maturity+2.48%)±	5.98	6-1-2030	6,227	6,254
FHLMC (1 Year Treasury Constant Maturity+2.48%)±	6.10	2-1-2030	11,015	11,107
FHLMC (1 Year Treasury Constant Maturity+2.48%)±	6.10	6-1-2030	4,158	4,151
FHLMC (1 Year Treasury Constant Maturity+2.48%)±	6.20	6-1-2030	41,525	41,547
FHLMC (1 Year Treasury Constant Maturity+2.50%)±	6.38	12-1-2032	37,641	38,222
FHLMC (1 Year Treasury Constant Maturity+2.55%)±	6.17	9-1-2029	6,212	6,209
FHLMC (1 Year Treasury Constant Maturity+2.58%)±	6.79	5-1-2028	12,892	12,852
FHLMC (1 Year Treasury Constant Maturity+2.61%)±	6.11	9-1-2030	11,863	11,920
FHLMC (1 Year Treasury Constant Maturity+2.97%)±	6.60	9-1-2030	2,025	2,016
FHLMC (11th District COFI+1.25%)±	3.98	1-1-2030	757	743
FHLMC (11th District COFI+1.25%)±	3.98	7-1-2030	23,199	22,731
FHLMC (11th District COFI+1.25%)±	4.76	11-1-2030	2,370	2,329
FHLMC (12 Month Treasury Average+2.46%)±	6.21	10-1-2029	8,747	8,720
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Income Fund | 3

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC (3 Year Treasury Constant Maturity+2.40%)±	6.22%	5-1-2031	$10,106	$10,098
FHLMC (3 Year Treasury Constant Maturity+2.91%)±	5.41	6-1-2035	72,844	73,571
FHLMC (5 Year Treasury Constant Maturity+2.13%)±	6.00	8-1-2029	1,670	1,670
FHLMC (5 Year Treasury Constant Maturity+2.44%)±	3.57	8-1-2027	2,002	1,980
FHLMC (RFUCCT1Y+1.51%)±	6.01	2-1-2037	34,667	35,243
FHLMC (RFUCCT1Y+1.61%)±	5.95	7-1-2044	48,170	49,872
FHLMC (RFUCCT1Y+1.62%)±	4.14	2-1-2050	253,358	263,280
FHLMC (RFUCCT1Y+1.62%)±	5.93	7-1-2045	205,435	213,073
FHLMC (RFUCCT1Y+1.67%)±	5.79	8-1-2035	88,046	89,353
FHLMC (RFUCCT1Y+1.73%)±	5.96	5-1-2037	254,021	260,621
FHLMC (RFUCCT1Y+1.73%)±	6.20	1-1-2035	110,481	112,543
FHLMC (RFUCCT1Y+1.74%)±	6.22	12-1-2036	84,605	87,098
FHLMC (RFUCCT1Y+1.75%)±	5.90	4-1-2035	54,062	55,278
FHLMC (RFUCCT1Y+1.75%)±	6.05	5-1-2033	33,419	33,856
FHLMC (RFUCCT1Y+1.75%)±	6.13	6-1-2033	80,987	82,027
FHLMC (RFUCCT1Y+1.75%)±	6.28	1-1-2040	376,246	389,710
FHLMC (RFUCCT1Y+1.77%)±	6.09	10-1-2036	84,871	87,230
FHLMC (RFUCCT1Y+1.77%)±	6.11	10-1-2035	298,188	304,120
FHLMC (RFUCCT1Y+1.77%)±	6.15	6-1-2035	97,586	99,292
FHLMC (RFUCCT1Y+1.77%)±	6.42	8-1-2042	56,714	59,126
FHLMC (RFUCCT1Y+1.78%)±	6.13	9-1-2037	69,812	72,012
FHLMC (RFUCCT1Y+1.78%)±	6.19	9-1-2039	332,382	342,439
FHLMC (RFUCCT1Y+1.78%)±	6.43	11-1-2035	41,416	42,337
FHLMC (RFUCCT1Y+1.79%)±	6.33	9-1-2036	46,488	47,535
FHLMC (RFUCCT1Y+1.80%)±	6.15	8-1-2037	305,683	314,071
FHLMC (RFUCCT1Y+1.81%)±	6.01	4-1-2035	221,410	226,278
FHLMC (RFUCCT1Y+1.81%)±	6.07	5-1-2039	87,551	89,500
FHLMC (RFUCCT1Y+1.82%)±	6.29	9-1-2037	82,052	84,825
FHLMC (RFUCCT1Y+1.86%)±	6.27	7-1-2038	253,574	260,493
FHLMC (RFUCCT1Y+1.89%)±	6.13	4-1-2037	60,473	61,966
FHLMC (RFUCCT1Y+1.91%)±	6.03	3-1-2032	50,270	50,965
FHLMC (RFUCCT1Y+1.92%)±	6.27	4-1-2035	282,430	288,150
FHLMC (RFUCCT1Y+1.93%)±	6.05	4-1-2037	28,816	29,527
FHLMC (RFUCCT1Y+1.99%)±	6.42	7-1-2036	84,742	87,045
FHLMC (RFUCCT1Y+2.07%)±	6.26	3-1-2038	280,573	291,818
FHLMC (RFUCCT6M+1.42%)±	5.54	2-1-2037	476	483
FHLMC (RFUCCT6M+1.69%)±	5.73	1-1-2037	250,060	257,489
FHLMC (RFUCCT6M+1.83%)±	5.91	6-1-2037	105,114	107,955
FHLMC (RFUCCT6M+2.12%)±	6.13	5-1-2037	14,841	15,366
FHLMC Series 2315 Class FW (30 Day Average U.S. SOFR+0.66%)±	4.30	4-15-2027	108	108
FHLMC Series 2391 Class EF (30 Day Average U.S. SOFR+0.61%)±	4.25	6-15-2031	9,291	9,301
FHLMC Series 2454 Class SL (30 Day Average U.S. SOFR+7.89%)ƒ±	4.25	3-15-2032	22,170	1,494
FHLMC Series 2461 Class FI (30 Day Average U.S. SOFR+0.61%)±	4.25	4-15-2028	1,185	1,185
FHLMC Series 2464 Class FE (30 Day Average U.S. SOFR+1.11%)±	4.75	3-15-2032	14,449	14,594
FHLMC Series 2466 Class FV (30 Day Average U.S. SOFR+0.66%)±	4.30	3-15-2032	28,206	28,210
FHLMC Series 2538 Class F (30 Day Average U.S. SOFR+0.71%)±	4.35	12-15-2032	68,461	68,719
FHLMC Series 3114 Class FT (30 Day Average U.S. SOFR+0.46%)±	4.10	9-15-2030	31,509	31,481
The accompanying notes are an integral part of these financial statements.
4 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC Series 3286 Class FA (30 Day Average U.S. SOFR+0.51%)±	4.15%	3-15-2037	$30,092	$29,867
FHLMC Series 3436 Class A±±	6.19	11-15-2036	104,784	106,549
FHLMC Series 3924 Class MF (30 Day Average U.S. SOFR+0.61%)±	4.25	9-15-2041	372,013	370,563
FHLMC Series 3925 Class FL (30 Day Average U.S. SOFR+0.56%)±	4.20	1-15-2041	559	559
FHLMC Series 4889 Class CD	3.00	4-15-2049	433,140	376,841
FHLMC Series 4938 Class BF (30 Day Average U.S. SOFR+0.61%)±	4.26	12-25-2049	2,258,903	2,219,192
FNMA	2.50	8-1-2031	2,764,189	2,678,535
FNMA	4.50	1-1-2027	22	22
FNMA	6.50	5-1-2031	13,788	14,216
FNMA	6.50	8-1-2031	81,789	84,689
FNMA	7.50	1-1-2031	1,374	1,375
FNMA	7.50	1-1-2033	14,458	14,537
FNMA	7.50	5-1-2033	11,138	11,174
FNMA	7.50	8-1-2033	18,929	19,075
FNMA	8.00	5-1-2033	18,098	18,293
FNMA (1 Year Treasury Constant Maturity+1.50%)±	5.27	8-1-2030	36,567	36,518
FNMA (1 Year Treasury Constant Maturity+1.52%)±	5.27	8-1-2033	137,050	137,192
FNMA (1 Year Treasury Constant Maturity+1.58%)±	5.16	3-1-2034	109,638	110,171
FNMA (1 Year Treasury Constant Maturity+1.66%)±	5.66	7-1-2048	245,761	248,571
FNMA (1 Year Treasury Constant Maturity+1.70%)±	5.32	2-1-2033	56,195	56,605
FNMA (1 Year Treasury Constant Maturity+1.85%)±	5.98	7-1-2038	62,985	63,751
FNMA (1 Year Treasury Constant Maturity+1.88%)±	5.63	8-1-2031	15,235	15,329
FNMA (1 Year Treasury Constant Maturity+1.96%)±	5.58	3-1-2032	7,472	7,507
FNMA (1 Year Treasury Constant Maturity+2.02%)±	5.92	12-1-2034	47,215	48,135
FNMA (1 Year Treasury Constant Maturity+2.03%)±	5.62	12-1-2032	89,714	90,680
FNMA (1 Year Treasury Constant Maturity+2.09%)±	5.77	12-1-2033	44,490	44,797
FNMA (1 Year Treasury Constant Maturity+2.10%)±	5.60	7-1-2035	27,452	27,932
FNMA (1 Year Treasury Constant Maturity+2.10%)±	5.71	9-1-2036	82,023	83,674
FNMA (1 Year Treasury Constant Maturity+2.10%)±	5.80	4-1-2040	23,661	24,022
FNMA (1 Year Treasury Constant Maturity+2.11%)±	5.61	7-1-2035	13,031	13,276
FNMA (1 Year Treasury Constant Maturity+2.11%)±	5.88	5-1-2036	209,096	211,999
FNMA (1 Year Treasury Constant Maturity+2.12%)±	5.62	3-1-2031	1,865	1,872
FNMA (1 Year Treasury Constant Maturity+2.14%)±	5.64	6-1-2027	2,972	2,965
FNMA (1 Year Treasury Constant Maturity+2.16%)±	6.03	9-1-2033	35,065	35,364
FNMA (1 Year Treasury Constant Maturity+2.17%)±	5.80	4-1-2038	3,223	3,298
FNMA (1 Year Treasury Constant Maturity+2.17%)±	5.90	12-1-2039	33,606	33,906
FNMA (1 Year Treasury Constant Maturity+2.18%)±	5.85	1-1-2036	164,938	164,938
FNMA (1 Year Treasury Constant Maturity+2.18%)±	5.89	1-1-2036	45,355	46,313
FNMA (1 Year Treasury Constant Maturity+2.18%)±	5.93	6-1-2035	19,403	19,796
FNMA (1 Year Treasury Constant Maturity+2.18%)±	6.25	9-1-2035	125,373	127,112
FNMA (1 Year Treasury Constant Maturity+2.19%)±	5.81	3-1-2035	25,119	25,659
FNMA (1 Year Treasury Constant Maturity+2.19%)±	5.94	8-1-2033	105,138	106,830
FNMA (1 Year Treasury Constant Maturity+2.19%)±	5.94	12-1-2040	1,235,883	1,268,275
FNMA (1 Year Treasury Constant Maturity+2.21%)±	5.71	5-1-2037	160,968	164,775
FNMA (1 Year Treasury Constant Maturity+2.21%)±	5.96	8-1-2035	104,697	106,828
FNMA (1 Year Treasury Constant Maturity+2.21%)±	5.97	10-1-2034	285,797	292,936
FNMA (1 Year Treasury Constant Maturity+2.22%)±	5.84	6-1-2032	17,250	17,498
FNMA (1 Year Treasury Constant Maturity+2.22%)±	5.85	6-1-2034	92,382	94,128
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Income Fund | 5

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA (1 Year Treasury Constant Maturity+2.22%)±	5.85%	6-1-2035	$98,341	$100,397
FNMA (1 Year Treasury Constant Maturity+2.22%)±	5.87	9-1-2035	426,445	435,517
FNMA (1 Year Treasury Constant Maturity+2.22%)±	5.96	12-1-2040	512,874	525,550
FNMA (1 Year Treasury Constant Maturity+2.22%)±	5.97	7-1-2035	146,549	149,598
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.09	11-1-2031	13,531	13,728
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.35	10-1-2034	69,018	70,131
FNMA (1 Year Treasury Constant Maturity+2.23%)±	5.92	7-1-2037	71,265	73,525
FNMA (1 Year Treasury Constant Maturity+2.23%)±	5.99	7-1-2038	1,190,317	1,227,002
FNMA (1 Year Treasury Constant Maturity+2.23%)±	6.00	1-1-2037	83,455	84,910
FNMA (1 Year Treasury Constant Maturity+2.24%)±	5.86	7-1-2028	8	8
FNMA (1 Year Treasury Constant Maturity+2.24%)±	5.86	5-1-2034	48,893	49,871
FNMA (1 Year Treasury Constant Maturity+2.24%)±	5.91	11-1-2038	868,818	897,521
FNMA (1 Year Treasury Constant Maturity+2.24%)±	5.95	4-1-2038	151,496	155,045
FNMA (1 Year Treasury Constant Maturity+2.26%)±	6.13	11-1-2035	29,534	30,226
FNMA (1 Year Treasury Constant Maturity+2.27%)±	5.94	7-1-2029	15,209	15,206
FNMA (1 Year Treasury Constant Maturity+2.29%)±	6.02	10-1-2036	63,220	64,707
FNMA (1 Year Treasury Constant Maturity+2.29%)±	6.20	1-1-2031	10,461	10,550
FNMA (1 Year Treasury Constant Maturity+2.29%)±	6.42	12-1-2030	8,469	8,507
FNMA (1 Year Treasury Constant Maturity+2.30%)±	5.97	6-1-2037	399,424	409,371
FNMA (1 Year Treasury Constant Maturity+2.30%)±	6.04	8-1-2036	292,960	301,647
FNMA (1 Year Treasury Constant Maturity+2.31%)±	5.90	12-1-2030	12,211	12,192
FNMA (1 Year Treasury Constant Maturity+2.31%)±	6.03	5-1-2036	95,293	97,603
FNMA (1 Year Treasury Constant Maturity+2.31%)±	6.29	12-1-2034	41,580	42,322
FNMA (1 Year Treasury Constant Maturity+2.32%)±	5.95	4-1-2028	7,488	7,504
FNMA (1 Year Treasury Constant Maturity+2.32%)±	6.45	7-1-2028	4,354	4,345
FNMA (1 Year Treasury Constant Maturity+2.33%)±	5.85	12-1-2040	23,168	23,480
FNMA (1 Year Treasury Constant Maturity+2.34%)±	5.97	1-1-2033	182	182
FNMA (1 Year Treasury Constant Maturity+2.35%)±	5.85	6-1-2027	2,815	2,810
FNMA (1 Year Treasury Constant Maturity+2.35%)±	6.04	9-1-2037	18,984	19,374
FNMA (1 Year Treasury Constant Maturity+2.36%)±	6.16	11-1-2034	194,515	199,824
FNMA (1 Year Treasury Constant Maturity+2.36%)±	6.29	7-1-2030	9,437	9,456
FNMA (1 Year Treasury Constant Maturity+2.36%)±	6.48	5-1-2034	36,649	37,189
FNMA (1 Year Treasury Constant Maturity+2.37%)±	6.04	9-1-2030	68,436	69,196
FNMA (1 Year Treasury Constant Maturity+2.38%)±	6.16	7-1-2027	4,353	4,350
FNMA (1 Year Treasury Constant Maturity+2.40%)±	6.12	5-1-2033	9,581	9,679
FNMA (1 Year Treasury Constant Maturity+2.40%)±	6.53	9-1-2033	169,632	171,945
FNMA (1 Year Treasury Constant Maturity+2.41%)±	5.97	5-1-2027	3,795	3,792
FNMA (1 Year Treasury Constant Maturity+2.44%)±	6.13	5-1-2035	172,259	176,825
FNMA (1 Year Treasury Constant Maturity+2.47%)±	6.22	9-1-2028	9,317	9,340
FNMA (1 Year Treasury Constant Maturity+2.49%)±	6.11	7-1-2037	61,258	63,027
FNMA (1 Year Treasury Constant Maturity+2.50%)±	6.11	5-1-2033	5,093	5,150
FNMA (1 Year Treasury Constant Maturity+2.50%)±	6.13	10-1-2029	34,549	34,791
FNMA (1 Year Treasury Constant Maturity+2.50%)±	6.13	6-1-2032	43,054	43,877
FNMA (1 Year Treasury Constant Maturity+2.50%)±	6.17	7-1-2037	316,781	325,715
FNMA (1 Year Treasury Constant Maturity+2.50%)±	6.21	9-1-2030	46,340	46,819
FNMA (1 Year Treasury Constant Maturity+2.64%)±	6.14	3-1-2030	1,123	1,126
FNMA (1 Year Treasury Constant Maturity+2.64%)±	6.27	7-1-2028	7,926	7,970
FNMA (1 Year Treasury Constant Maturity+2.72%)±	6.22	5-1-2035	344,665	354,554
The accompanying notes are an integral part of these financial statements.
6 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA (1 Year Treasury Constant Maturity+2.72%)±	6.22%	8-1-2035	$73,556	$75,745
FNMA (1 Year Treasury Constant Maturity+3.03%)±	7.16	1-1-2029	6,476	6,490
FNMA (11th District COFI+1.25%)±	4.11	4-1-2034	38,199	37,259
FNMA (11th District COFI+1.26%)±	3.94	1-1-2035	52,051	50,597
FNMA (11th District COFI+1.28%)±	4.00	3-1-2033	17,387	17,109
FNMA (11th District COFI+1.28%)±	4.04	9-1-2037	361,623	354,879
FNMA (11th District COFI+1.68%)±	4.42	1-1-2036	53,682	52,681
FNMA (11th District COFI+1.70%)±	4.44	4-1-2030	143	141
FNMA (11th District COFI+1.80%)±	4.50	10-1-2027	631	629
FNMA (11th District COFI+1.80%)±	4.54	6-1-2034	17,912	17,662
FNMA (11th District COFI+1.84%)±	4.79	5-1-2028	1,831	1,822
FNMA (11th District COFI+1.90%)±	6.45	5-1-2034	4,220	4,275
FNMA (11th District COFI+1.92%)±	4.76	9-1-2030	12,745	12,633
FNMA (11th District COFI+1.93%)±	4.67	12-1-2036	3,951	3,909
FNMA (11th District COFI+1.94%)±	4.68	3-1-2033	67,766	67,114
FNMA (12 Month Treasury Average+1.15%)±	4.55	1-1-2038	530	527
FNMA (12 Month Treasury Average+1.24%)±	4.96	4-1-2042	282,180	280,227
FNMA (12 Month Treasury Average+1.66%)±	5.51	11-1-2035	3,018	3,026
FNMA (12 Month Treasury Average+1.74%)±	5.47	7-1-2035	81,120	81,499
FNMA (12 Month Treasury Average+1.76%)±	5.47	10-1-2035	217,736	218,913
FNMA (12 Month Treasury Average+1.77%)±	5.48	6-1-2035	122,252	123,920
FNMA (12 Month Treasury Average+1.83%)±	5.55	11-1-2035	142,272	143,374
FNMA (12 Month Treasury Average+1.84%)±	5.55	11-1-2035	15,577	15,694
FNMA (12 Month Treasury Average+1.92%)±	5.64	11-1-2035	120,302	121,514
FNMA (12 Month Treasury Average+2.04%)±	5.79	8-1-2045	110,054	112,025
FNMA (12 Month Treasury Average+2.09%)±	5.84	1-1-2035	157,975	160,021
FNMA (12 Month Treasury Average+2.11%)±	5.81	10-1-2035	58,349	59,733
FNMA (12 Month Treasury Average+2.15%)±	5.89	7-1-2035	45,113	45,808
FNMA (12 Month Treasury Average+2.35%)±	6.07	8-1-2040	128,896	130,144
FNMA (12 Month Treasury Average+2.48%)±	6.51	6-1-2040	180,798	181,451
FNMA (3 Year Treasury Constant Maturity+2.15%)±	4.90	8-1-2031	12,151	12,167
FNMA (5 Year Treasury Constant Maturity+1.90%)±	5.40	9-1-2031	25,477	25,345
FNMA (5 Year Treasury Constant Maturity+2.50%)±	6.38	6-1-2028	19	19
FNMA (Federal COFI+2.00%)±	5.63	8-1-2029	6,670	6,653
FNMA (Federal COFI+2.60%)±	6.26	2-1-2029	23,035	23,029
FNMA (RFUCCT1M+1.17%)±	4.92	5-1-2029	13,576	13,412
FNMA (RFUCCT1Y+1.47%)±	6.04	9-1-2036	104,735	106,428
FNMA (RFUCCT1Y+1.53%)±	6.26	9-1-2035	132,387	135,501
FNMA (RFUCCT1Y+1.54%)±	5.84	1-1-2040	26,271	26,703
FNMA (RFUCCT1Y+1.57%)±	5.95	11-1-2044	30,197	31,036
FNMA (RFUCCT1Y+1.58%)±	5.78	2-1-2044	17,419	18,100
FNMA (RFUCCT1Y+1.58%)±	5.94	9-1-2044	284,176	294,698
FNMA (RFUCCT1Y+1.58%)±	5.95	8-1-2045	100,308	104,170
FNMA (RFUCCT1Y+1.59%)±	5.88	2-1-2043	113,403	117,741
FNMA (RFUCCT1Y+1.59%)±	5.97	6-1-2044	215,298	222,073
FNMA (RFUCCT1Y+1.60%)±	5.85	3-1-2046	376,385	391,081
FNMA (RFUCCT1Y+1.60%)±	6.35	9-1-2037	286,543	292,104
FNMA (RFUCCT1Y+1.61%)±	5.90	11-1-2038	58,143	59,437
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Income Fund | 7

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA (RFUCCT1Y+1.61%)±	5.95%	6-1-2036	$10,083	$10,265
FNMA (RFUCCT1Y+1.64%)±	6.39	9-1-2042	59,792	61,345
FNMA (RFUCCT1Y+1.67%)±	5.98	7-1-2035	107,962	110,602
FNMA (RFUCCT1Y+1.69%)±	6.04	4-1-2034	97,322	99,735
FNMA (RFUCCT1Y+1.69%)±	6.05	6-1-2041	314,819	323,551
FNMA (RFUCCT1Y+1.72%)±	6.16	6-1-2035	23,941	24,627
FNMA (RFUCCT1Y+1.73%)±	5.97	2-1-2045	428,205	446,116
FNMA (RFUCCT1Y+1.73%)±	6.19	7-1-2043	394,331	409,846
FNMA (RFUCCT1Y+1.74%)±	5.96	9-1-2042	37,536	39,014
FNMA (RFUCCT1Y+1.75%)±	5.94	5-1-2035	130,604	133,284
FNMA (RFUCCT1Y+1.75%)±	5.97	4-1-2034	54,614	55,627
FNMA (RFUCCT1Y+1.75%)±	6.00	1-1-2035	70,667	72,226
FNMA (RFUCCT1Y+1.75%)±	6.11	7-1-2035	89,238	91,080
FNMA (RFUCCT1Y+1.77%)±	6.02	4-1-2033	133,046	135,295
FNMA (RFUCCT1Y+1.77%)±	6.25	7-1-2044	1,137,378	1,179,439
FNMA (RFUCCT1Y+1.79%)±	6.27	1-1-2042	532,837	551,032
FNMA (RFUCCT1Y+1.83%)±	6.33	1-1-2033	18,141	18,501
FNMA (RFUCCT1Y+1.90%)±	6.61	10-1-2034	111,138	113,983
FNMA (RFUCCT1Y+1.93%)±	6.64	9-1-2035	95,369	98,581
FNMA (RFUCCT1Y+1.94%)±	6.38	5-1-2038	140,009	145,027
FNMA (RFUCCT1Y+1.95%)±	6.33	5-1-2037	82,427	84,854
FNMA (RFUCCT6M+1.16%)±	5.50	8-1-2033	1,899	1,920
FNMA (RFUCCT6M+1.18%)±	5.18	8-1-2033	9,881	9,890
FNMA (RFUCCT6M+1.30%)±	5.36	10-1-2037	193,063	197,726
FNMA (RFUCCT6M+1.38%)±	5.38	8-1-2031	58,487	58,930
FNMA (RFUCCT6M+1.38%)±	5.38	10-1-2031	22,990	23,164
FNMA (RFUCCT6M+1.41%)±	5.53	1-1-2032	6,584	6,567
FNMA (RFUCCT6M+1.42%)±	5.42	12-1-2031	68,285	68,939
FNMA (RFUCCT6M+1.50%)±	5.56	9-1-2037	112,951	116,126
FNMA (RFUCCT6M+1.51%)±	5.54	11-1-2034	204,353	207,842
FNMA (RFUCCT6M+1.55%)±	5.58	3-1-2034	25,577	25,999
FNMA (RFUCCT6M+1.57%)±	5.69	1-1-2035	153,675	157,772
FNMA (RFUCCT6M+1.61%)±	5.71	6-1-2037	167,811	171,536
FNMA (RFUCCT6M+1.93%)±	6.05	6-1-2032	34,766	35,498
FNMA (RFUCCT6M+1.96%)±	6.15	1-1-2033	33,295	34,110
FNMA (RFUCCT6M+1.98%)±	5.98	9-1-2033	30,099	30,842
FNMA (RFUCCT6M+2.25%)±	6.34	3-1-2034	272,039	280,897
FNMA (RFUCCT6M+2.31%)±	6.31	4-1-2033	107,143	110,606
FNMA (RFUCCT6M+2.36%)±	6.45	5-1-2033	307,263	316,319
FNMA (RFUCCT6M+2.48%)±	6.61	7-1-2033	17,136	17,701
FNMA (RFUCCT6M+2.54%)±	6.34	4-1-2033	93,529	96,459
FNMA (RFUCCT6M+3.36%)±	7.36	12-1-2032	56,066	57,841
FNMA Series 2000-T6 Class A2	9.50	11-25-2040	111,309	110,924
FNMA Series 2001-50 Class BA	7.00	10-25-2041	20,838	21,589
FNMA Series 2001-63 Class FD (30 Day Average U.S. SOFR+0.71%)±	4.35	12-18-2031	10,180	10,201
FNMA Series 2001-81 Class F (30 Day Average U.S. SOFR+0.66%)±	4.31	1-25-2032	9,487	9,500
FNMA Series 2001-T10 Class A2	7.50	12-25-2041	527,707	551,288
The accompanying notes are an integral part of these financial statements.
8 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA Series 2001-T10 Class A3	9.50%	12-25-2041	$145,201	$158,886
FNMA Series 2001-T12 Class A4±±	5.40	8-25-2041	934,770	924,216
FNMA Series 2001-T12 Class A2	7.50	8-25-2041	41,325	42,875
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	130,874	140,472
FNMA Series 2001-T8 Class A1	7.50	7-25-2041	31,530	32,650
FNMA Series 2001-W1 Class AV1 (30 Day Average U.S. SOFR+0.35%)±	3.88	8-25-2031	6,227	6,012
FNMA Series 2001-W3 Class A±±	7.00	9-25-2041	123,123	113,866
FNMA Series 2002-5 Class FD (30 Day Average U.S. SOFR+1.01%)±	4.66	2-25-2032	3,693	3,707
FNMA Series 2002-59 Class F (30 Day Average U.S. SOFR+0.51%)±	4.16	9-25-2032	2,140	2,140
FNMA Series 2002-66 Class A3±±	4.61	4-25-2042	2,119,979	2,123,170
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	136,778	146,116
FNMA Series 2002-T12 Class A5±±	5.29	10-25-2041	595,314	572,897
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	542,800	565,228
FNMA Series 2002-T18 Class A5±±	5.11	5-25-2042	1,081,894	1,056,835
FNMA Series 2002-T19 Class A4±±	5.14	3-25-2042	71,226	67,751
FNMA Series 2002-W1 Class 3A±±	3.79	4-25-2042	247,137	220,431
FNMA Series 2002-W4 Class A6±±	5.16	5-25-2042	501,618	491,983
FNMA Series 2003-63 Class A8±±	4.28	1-25-2043	375,980	369,398
FNMA Series 2003-7 Class A2±±	4.58	5-25-2042	193,259	193,552
FNMA Series 2003-T2 Class A1 (30 Day Average U.S. SOFR+0.39%)±	4.01	3-25-2033	319,486	316,544
FNMA Series 2003-W10 Class 2A±±	3.90	6-25-2043	700,333	625,017
FNMA Series 2003-W11 Class A1±±	6.87	6-25-2033	7,185	7,255
FNMA Series 2003-W18 Class 2A±±	5.19	6-25-2043	631,429	627,400
FNMA Series 2003-W2 Class 1A3	7.50	7-25-2042	124,573	129,681
FNMA Series 2003-W3 Class 1A4±±	4.81	8-25-2042	11,330	11,002
FNMA Series 2003-W4 Class 5A±±	4.18	10-25-2042	242,420	226,387
FNMA Series 2003-W6 Class 6A±±	4.76	8-25-2042	214,225	209,420
FNMA Series 2003-W8 Class 4A±±	4.84	11-25-2042	336,834	325,173
FNMA Series 2003-W9 Class A (30 Day Average U.S. SOFR+0.23%)±	3.88	6-25-2033	533,088	512,908
FNMA Series 2004-T1 Class 2A±±	4.21	8-25-2043	475,119	440,234
FNMA Series 2004-T3 Class 2A±±	5.27	8-25-2043	277,763	264,864
FNMA Series 2004-T3 Class 1A3	7.00	2-25-2044	168,971	174,375
FNMA Series 2004-W1 Class 3A±±	5.12	1-25-2043	18,285	16,801
FNMA Series 2004-W1 Class 2A2	7.00	12-25-2033	69,165	70,922
FNMA Series 2004-W12 Class 2A±±	5.05	6-25-2044	730,184	709,733
FNMA Series 2004-W15 Class 3A±±	5.19	6-25-2044	1,350,027	1,376,162
FNMA Series 2004-W2 Class 5A	7.50	3-25-2044	11,916	12,225
FNMA Series 2005-W3 Class 3A±±	4.74	4-25-2045	270,847	267,228
FNMA Series 2006-W1 Class 3A±±	5.49	10-25-2045	652,332	659,451
FNMA Series 2007-95 Class A2 (30 Day Average U.S. SOFR+0.36%)±	4.86	8-27-2036	27,112	27,439
FNMA Series 2007-W2 Class 1A1 (30 Day Average U.S. SOFR+0.43%)±	4.08	3-25-2037	138,456	136,933
FNMA Series 2012-47 Class FW (30 Day Average U.S. SOFR+1.81%)±	5.46	5-25-2027	521	523
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Income Fund | 9

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA Series 2013-23 Class LF (30 Day Average U.S. SOFR+0.46%)±	4.10%	3-25-2043	$1,216,138	$1,200,145
FNMA Series 2018-47 Class PC	3.50	9-25-2047	67,253	65,933
GNMA	6.50	8-20-2034	84,711	88,124
GNMA	7.00	6-15-2033	96,040	99,857
GNMA (1 Year Treasury Constant Maturity+1.40%)±	5.20	6-20-2058	1,813	1,839
GNMA (1 Year Treasury Constant Maturity+1.50%)±	5.00	1-20-2034	403,574	407,870
GNMA (1 Year Treasury Constant Maturity+2.00%)±	5.50	1-20-2041	10,325	10,597
GNMA (1 Year Treasury Constant Maturity+2.00%)±	5.75	4-20-2041	18,640	19,123
GNMA (RFUCCT1M+0.56%)±	4.31	5-20-2058	4,145	4,172
GNMA Series 2014-44 Class IAƒ	3.50	5-20-2028	45,488	286
Total agency securities (Cost $63,649,954)				63,210,622
Asset-backed securities: 23.42%
Acacia LLC Series 2025-1 Class A144A	5.24	11-15-2037	1,689,573	1,688,163
ACM Auto Trust Series 2025-3A Class A144A	5.01	1-22-2030	1,744,101	1,738,164
Affirm Asset Securitization Trust Series 2024-B Class A144A	4.62	9-15-2029	7,000,000	7,001,141
Ally Auto Receivables Trust Series 2024-2 Class A3	4.14	7-16-2029	2,165,113	2,164,014
Ally Auto Receivables Trust Series 2025-1 Class A3	3.96	3-15-2030	1,910,000	1,900,700
AmeriCredit Automobile Receivables Trust Series 2025-1 Class A2A144A	4.22	3-19-2029	2,788,141	2,787,335
Angel Oak Mortgage Trust Series 2025-HB1 Class A1 (30 Day Average U.S. SOFR+1.80%)144A±	5.44	2-25-2055	1,728,220	1,735,276
Angel Oak Mortgage Trust Series 2025-HB2 Class A1 (30 Day Average U.S. SOFR+1.60%)144A±	5.24	12-25-2055	4,304,869	4,320,446
Aqua Finance Trust Series 2021-A Class A144A	1.54	7-17-2046	1,771,475	1,612,257
AREIT Trust Series 2025-CRE11 Class A (U.S. SOFR 1 Month+1.55%)144A±	5.19	7-25-2043	4,425,000	4,436,004
ARI Fleet Lease Trust Series 2026-A Class A2144A	3.96	11-15-2034	7,550,000	7,507,758
Avant Loans Funding Trust Series 2026-REV1 Class A144A	4.52	5-15-2036	6,500,000	6,477,714
Avtech Equipment Receivables Funding LLC Series 2026-1A Class A144A	4.55	2-15-2033	5,114,055	5,109,601
Barings Equipment Finance LLC Series 2025-A Class A2144A	4.64	10-13-2028	2,828,593	2,833,033
BDS LLC Series 2025-FL14 Class A (U.S. SOFR 1 Month+1.28%)144A±	4.93	10-17-2042	6,480,000	6,478,324
BDS LLC Series 2026-FL18 Class A (U.S. SOFR 1 Month+1.30%)144A±	4.95	2-19-2044	8,000,000	7,999,793
BHG Owner Loan Trust Series 2026-1CON Class A144A	5.34	7-17-2037	8,480,127	8,407,144
BHG Securitization Trust Series 2022-B Class D144A	6.69	6-18-2035	1,490,351	1,503,726
Blue Owl Asset Leasing Trust LLC Series 2024-1A Class A2144A	5.05	3-15-2029	912,361	913,850
Camber Credit Auto Trust Series 2026-1A Class A144A	5.63	12-15-2031	3,201,225	3,178,044
CarMax Auto Owner Trust Series 2023-3 Class A4	5.26	2-15-2029	1,190,000	1,196,987
CarMax Select Receivables Trust Series 2025-B Class A2	4.19	3-15-2029	3,536,388	3,533,508
CarMax Select Receivables Trust Series 2026-A Class A2A	4.03	12-17-2029	9,419,920	9,395,048
Carvana Auto Receivables Trust Series 2026-P1 Class A3	4.26	2-10-2031	10,000,000	9,915,159
CFMT LLC Series 2021-AL1 Class B144A	1.39	9-22-2031	575,372	574,475
Commonbond Student Loan Trust Series 2018-BGS Class A1144A	3.56	9-25-2045	1,096,511	1,059,509
Dell Equipment Finance Trust Series 2025-1 Class A2144A	4.68	7-22-2027	642,417	643,017
The accompanying notes are an integral part of these financial statements.
10 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
ECMC Group Student Loan Trust Series 2018-2A Class A (30 Day Average U.S. SOFR+0.91%)144A±	4.56%	9-25-2068	$89,558	$88,519
ECMC Group Student Loan Trust Series 2020-2A Class A (30 Day Average U.S. SOFR+1.26%)144A±	4.91	11-25-2069	2,909,129	2,922,625
Enterprise Fleet Financing LLC Series 2025-4 Class A2144A	4.05	8-20-2028	4,172,766	4,162,219
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 (U.S. SOFR 1 Month+1.24%)±	4.88	9-25-2033	71,456	70,231
FCCU Auto Receivables Trust Series 2026-1A Class A3144A	4.01	4-15-2031	9,750,000	9,607,005
FCR Issuer LLC Series 2026-FL1 Class A (U.S. SOFR 1 Month+1.50%)144A±	5.24	8-19-2043	8,300,000	8,303,127
First Investors Auto Owner Trust Series 2023-1A Class A144A	6.44	10-16-2028	46,056	46,125
Flagship Credit Auto Trust Series 2024-1 Class A3144A	5.48	10-16-2028	1,417,391	1,418,411
GLS Auto Receivables Issuer Trust Series 2024-2A Class D144A	6.19	2-15-2030	5,000,000	5,079,322
GLS Auto Receivables Issuer Trust Series 2026-1A Class A3144A	3.97	11-15-2029	3,750,000	3,727,527
GP-Honor Collateral Trust Series 2026-A Class A144A	5.11	7-15-2030	6,000,000	5,991,813
Gracie Point International Funding LLC Series 2025-1A Class A (30 Day Average U.S. SOFR+1.50%)144A±	5.12	8-15-2028	7,000,000	7,005,925
Hilton Grand Vacations Trust Series 2026-2A Class B144A	5.10	3-27-2045	2,196,053	2,182,072
Hyundai Auto Lease Securitization Trust Series 2026-A Class A3144A	3.97	12-15-2028	8,100,000	8,040,313
Hyundai Auto Receivables Trust Series 2026-A Class A3	3.79	2-18-2031	8,465,000	8,334,137
Imprint Payments Credit Card Master Trust Series 2025-A Class A144A	4.84	9-15-2029	6,350,000	6,330,355
Imprint Payments Credit Card Master Trust Series 2026-A Class A144A	5.00	7-15-2030	3,560,000	3,555,038
John Deere Owner Trust Series 2023-C Class A4	5.39	8-15-2030	2,327,000	2,341,529
Lendbuzz Securitization Trust Series 2024-3A Class A2144A	4.97	10-15-2029	2,005,045	2,004,008
Lendbuzz Securitization Trust Series 2026-1A Class A2144A	4.68	7-15-2030	7,640,926	7,630,562
Lendmark Funding Trust Series 2024-2A Class A144A	4.47	2-21-2034	4,620,000	4,581,460
M&T Bank Auto Receivables Trust Series 2024-1A Class A3144A	5.22	2-17-2032	2,239,108	2,250,467
Mercedes-Benz Auto Lease Trust Series 2026-A Class A3	3.93	1-15-2030	6,750,000	6,685,199
MF1 Ltd. Series 2021-FL7 Class A (U.S. SOFR 1 Month+1.19%)144A±	4.83	10-16-2036	1,773,328	1,772,212
MF1 Ltd. Series 2022-FL8 Class A (U.S. SOFR 1 Month+1.35%)144A±	5.00	2-19-2037	4,290,557	4,296,041
Mission Lane Credit Card Master Trust Series 2024-B Class A144A	5.88	1-15-2030	6,280,000	6,283,814
Navient Private Education Refinance Loan Trust Series 2021-EA Class A144A	0.97	12-16-2069	622,233	552,707
Navient Student Loan Trust Series 2017-3A Class A3 (30 Day Average U.S. SOFR+1.16%)144A±	4.81	7-26-2066	3,483,473	3,511,749
Neighborly Issuer LLC Series 2023-1A Class A2144A	7.31	1-30-2053	6,755,000	6,776,702
NextGear Floorplan Master Owner Trust Series 2024-1A Class A2144A	5.12	3-15-2029	8,960,000	8,992,052
Nissan Auto Receivables Owner Trust Series 2025-B Class A2A	4.00	7-17-2028	8,012,913	8,006,345
NMEF Funding LLC Series 2024-A Class A2144A	5.15	12-15-2031	4,057,307	4,068,940
NMEF Funding LLC Series 2026-A Class A3144A	4.20	2-15-2034	6,810,000	6,720,585
Octane Receivables Trust Series 2025-RVM1 Class A144A	4.48	12-20-2046	5,896,487	5,840,309
Octane Receivables Trust Series 2026-RVM1 Class A144A	4.92	6-20-2047	4,800,000	4,798,916
OneMain Financial Issuance Trust Series 2021-1A Class A1144A	1.55	6-16-2036	10,600,566	10,417,963
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Income Fund | 11

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
OneMain Financial Issuance Trust Series 2023-2A Class A2 (30 Day Average U.S. SOFR+1.50%)144A±	5.14%	9-15-2036	$5,120,000	$5,148,441
Oportun Issuance Trust Series 2025-C Class B144A	4.93	7-8-2033	4,364,000	4,329,360
OWN Equipment Fund III LLC Series 2025-2M Class A144A	5.42	3-27-2034	3,309,203	3,242,182
Pagaya AI Debt Grantor Trust Series 2025-6 Class B144A	4.88	4-15-2033	2,944,729	2,919,619
Pagaya AI Debt Grantor Trust Series 2025-7 Class A2144A	4.53	5-15-2033	7,782,622	7,705,162
Pagaya AI Debt Grantor Trust Series 2026-1 Class A2144A	4.74	9-15-2033	3,972,409	3,967,308
Pagaya AI Debt Trust Series 2025-4 Class A2144A	5.37	1-17-2033	3,606,797	3,612,530
PenFed Auto Receivables Owner Trust Series 2026-A Class A3144A	4.55	4-15-2031	7,465,000	7,440,916
PFS Financing Corp. Series 2024-B Class A144A	4.95	2-15-2029	6,031,000	6,047,316
PFS Financing Corp. Series 2025-D Class A144A	4.47	5-15-2030	7,000,000	6,972,907
PFS Financing Corp. Series 2025-E Class A (30 Day Average U.S. SOFR+0.70%)144A±	4.34	7-15-2029	575,000	575,628
Prestige Auto Receivables Trust Series 2024-2A Class B144A	4.56	2-15-2029	2,008,635	2,007,640
Prosper Credit Card Issuer LLC Series 2026-1A Class A144A	5.34	7-15-2036	896,000	894,181
RCKT Mortgage Trust Series 2023-CES3 Class A1B144A±±	7.46	11-25-2043	1,263,668	1,263,502
Redaptive Equipment Issuer LLC Series 2026-EQ1A Class A144A	5.48	7-25-2034	9,937,573	9,946,954
RFS Asset Securitization II LLC Series 2024-1 Class A144A	6.55	7-15-2031	4,190,000	4,216,027
Santander Drive Auto Receivables Trust Series 2026-1 Class B	4.07	4-15-2032	16,000,000	15,767,197
SBNA Auto Lease Trust Series 2025-A Class A3144A	4.83	4-20-2028	847,065	848,390
Service Experts Issuer LLC Series 2021-1A Class B144A	3.28	2-2-2032	3,400,000	3,314,595
SLM Private Education Loan Trust Series 2010-C Class A5 (U.S. SOFR 1 Month+4.86%)144A±	8.50	10-15-2041	1,929,476	1,987,791
SLM Student Loan Trust Series 2003-10A Class A4 (90 Day Average U.S. SOFR+0.93%)144A±	4.57	12-17-2068	8,147,684	8,133,099
SLM Student Loan Trust Series 2013-1 Class A3 (30 Day Average U.S. SOFR+0.66%)±	4.31	5-26-2055	2,063,568	2,034,945
SpringCastle America Funding LLC Series 2020-AA Class A144A	1.97	9-25-2037	888,813	839,027
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-CA Class A2144A	4.06	6-20-2028	3,090,231	3,084,953
Stellantis Financial Underwritten Enhanced Lease Trust Series 2026-BA Class A3144A	4.52	11-20-2029	2,975,000	2,962,923
Synchrony Card Funding LLC Series 2025-A2 Class A	4.49	5-15-2031	3,625,000	3,618,150
Tesla Lease Electric Vehicle Securitization LLC Series 2025-A Class A3144A	4.27	11-20-2028	7,130,000	7,097,544
Towd Point Mortgage Trust Series 2025-FIX1 Class A1144A±±	4.97	9-25-2065	4,830,216	4,774,718
TRTX Issuer Ltd. Series 2025-FL6 Class A (U.S. SOFR 1 Month+1.54%)144A±	5.18	9-18-2042	5,100,000	5,111,547
Truist Bank Auto Credit-Linked Notes Series 2025-1 Class B144A	4.73	9-26-2033	3,191,122	3,170,927
U.S. Bank NA Series 2023-1 Class B144A	6.79	8-25-2032	197,304	197,832
VB-S1 Issuer LLC Series 2024-1A Class C2144A	5.59	5-15-2054	1,720,000	1,726,023
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1144A	4.87	6-21-2039	1,028,025	1,030,974
World Omni Auto Receivables Trust Series 2025-D Class A3	3.95	3-17-2031	3,300,000	3,264,447
Total asset-backed securities (Cost $421,821,729)				419,761,269
The accompanying notes are an integral part of these financial statements.
12 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 30.49%
Communications: 0.76%
Internet: 0.30%
Amazon.com, Inc.	4.60%	7-9-2029	$5,500,000	$5,475,745
Media: 0.30%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.00	2-1-2028	3,500,000	3,466,785
Discovery Global Holdings, Inc.	3.76	3-15-2027	1,896,000	1,884,984
				5,351,769
Telecommunications: 0.16%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC144A	5.15	3-20-2028	2,810,500	2,810,838
Consumer, cyclical: 4.12%
Airlines: 0.58%
Alaska Airlines Pass-Through Trust Series 2020-1 Class A144A	4.80	8-15-2027	2,983,633	2,982,827
American Airlines Pass-Through Trust Series 2015-1 Class A	3.38	5-1-2027	4,487,783	4,433,660
Delta Air Lines, Inc.	4.95	7-10-2028	2,925,000	2,929,622
				10,346,109
Auto manufacturers: 3.26%
American Honda Finance Corp. Series A	4.55	4-10-2028	4,830,000	4,815,075
BMW U.S. Capital LLC144A	4.15	8-11-2027	5,000,000	4,989,450
BMW U.S. Capital LLC144A	4.75	8-4-2028	5,000,000	4,995,850
Daimler Truck Finance North America LLC144A	4.30	8-12-2027	3,075,000	3,070,511
Daimler Truck Finance North America LLC144A	4.95	1-13-2028	6,305,000	6,323,284
Ford Motor Credit Co. LLC	4.97	4-6-2029	3,000,000	2,969,070
Ford Motor Credit Co. LLC	5.13	11-5-2026	6,000,000	6,005,280
Ford Motor Credit Co. LLC	5.43	8-13-2029	3,700,000	3,700,111
General Motors Financial Co., Inc.	5.35	7-15-2027	2,185,000	2,199,618
Hyundai Capital America144A	5.25	1-8-2027	7,000,000	7,018,410
Mercedes-Benz Finance North America LLC144A	4.13	3-10-2028	4,500,000	4,456,620
Mercedes-Benz Finance North America LLC144A	4.75	8-4-2028	8,000,000	7,984,880
				58,528,159
Lodging: 0.28%
Las Vegas Sands Corp.	5.90	6-1-2027	5,000,000	5,039,350
Consumer, non-cyclical: 3.23%
Beverages: 0.27%
Maple Parent Holdings Corp.144A	4.75	3-26-2029	4,820,000	4,782,645
Commercial services: 1.55%
Ashtead Capital, Inc.144A	4.38	8-15-2027	2,850,000	2,846,038
Global Payments, Inc.	4.50	11-15-2028	6,600,000	6,509,382
Global Payments, Inc.	4.55	3-15-2028	5,000,000	4,963,250
Mobility Global, Inc.144A	5.05	6-15-2029	3,905,000	3,883,796
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Income Fund | 13

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Commercial services(continued)
Quanta Services, Inc.	4.75%	8-9-2027	$6,505,000	$6,521,588
Quanta Services, Inc.	4.85	8-9-2029	3,000,000	2,990,430
				27,714,484
Cosmetics/Personal Care: 0.44%
Haleon U.S. Capital LLC	4.63	8-21-2029	8,000,000	7,960,320
Healthcare-products: 0.38%
Medline Borrower LP144A	3.88	4-1-2029	7,000,000	6,776,420
Healthcare-services: 0.27%
Molina Healthcare, Inc.144A	4.38	6-15-2028	5,000,000	4,918,350
Pharmaceuticals: 0.32%
Bayer U.S. Finance LLC144A	6.13	11-21-2026	2,500,000	2,505,425
EMD Finance LLC144A	4.13	8-15-2028	3,180,000	3,144,575
				5,650,000
Energy: 0.99%
Oil & gas: 0.38%
ConocoPhillips Co.	4.40	7-15-2027	6,805,000	6,803,367
Oil & gas services: 0.33%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.	4.05	3-11-2029	5,750,000	5,651,445
Cal Dive I-Title XI, Inc.	4.93	2-1-2027	315,054	314,433
				5,965,878
Pipelines: 0.28%
MPLX LP	4.70	11-1-2029	5,000,000	4,964,000
Financial: 14.14%
Banks: 6.07%
Bank of America Corp. (U.S. SOFR+0.83%)±	4.98	1-24-2029	5,000,000	5,019,900
Bank of America Corp. (U.S. SOFR+1.11%)±	4.62	5-9-2029	7,000,000	6,985,580
Depository Trust Co.144A	4.30	3-27-2029	5,835,000	5,775,016
Fifth Third Bank NA (U.S. SOFR+0.81%)±	4.97	1-28-2028	3,000,000	3,003,780
Goldman Sachs Bank USA (U.S. SOFR+0.72%)±	4.66	6-3-2029	3,600,000	3,589,488
Goldman Sachs Group, Inc. (U.S. SOFR+0.90%)±	4.15	10-21-2029	7,000,000	6,891,430
Goldman Sachs Group, Inc. (U.S. SOFR 3 Month+1.56%)±	4.22	5-1-2029	8,160,000	8,078,727
JPMorgan Chase & Co. (U.S. SOFR+0.86%)±	4.51	10-22-2028	2,000,000	1,997,540
JPMorgan Chase & Co. (U.S. SOFR 3 Month+1.38%)±	4.01	4-23-2029	7,650,000	7,562,561
Morgan Stanley Bank NA (U.S. SOFR+0.87%)±	5.50	5-26-2028	3,600,000	3,622,716
Morgan Stanley Bank NA (U.S. SOFR+0.91%)±	5.02	1-12-2029	5,000,000	5,020,100
Morgan Stanley Bank NA (U.S. SOFR+0.97%)±	4.79	5-10-2030	2,500,000	2,486,900
Morgan Stanley (U.S. SOFR+1.38%)±	4.99	4-12-2029	7,735,000	7,761,222
National Securities Clearing Corp.144A	4.35	5-20-2027	5,000,000	4,998,400
Regions Bank (U.S. SOFR+0.81%)±	4.76	7-27-2029	5,000,000	4,981,000
Truist Financial Corp. Series I (U.S. SOFR+0.88%)±	4.96	7-23-2030	5,000,000	4,983,600
U.S. Bancorp (U.S. SOFR+1.88%)±	6.79	10-26-2027	7,000,000	7,023,590
The accompanying notes are an integral part of these financial statements.
14 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Banks(continued)
U.S. Bank NA (U.S. SOFR+0.67%)±	4.54%	5-20-2029	$4,445,000	$4,427,353
Wells Fargo & Co. (U.S. SOFR+0.72%)±	4.58	5-20-2029	5,370,000	5,352,225
Wells Fargo & Co. (U.S. SOFR+1.37%)±	4.97	4-23-2029	6,180,000	6,200,950
Wells Fargo & Co. Series W (U.S. SOFR+0.78%)±	4.90	1-24-2028	3,000,000	3,004,500
				108,766,578
Diversified financial services: 2.66%
Atlas Warehouse Lending Co. LP144A	4.63	11-15-2028	5,000,000	4,930,550
Capital One Financial Corp. (U.S. SOFR+2.06%)±	4.93	5-10-2028	7,000,000	7,012,180
Charles Schwab Corp. (U.S. SOFR+0.78%)±	4.74	5-21-2030	5,000,000	4,980,150
Citadel Finance LLC144A	4.75	2-14-2029	7,000,000	6,866,790
Equitable America Global Funding144A	4.30	12-15-2028	5,200,000	5,125,432
Global Aircraft Leasing Co. Ltd.144A	8.75	9-1-2027	5,000,000	5,086,700
LSEG U.S. Fin Corp.144A	4.25	3-23-2029	9,000,000	8,865,630
OneMain Finance Corp.	3.88	9-15-2028	5,000,000	4,844,350
				47,711,782
Insurance: 2.38%
Athene Global Funding144A	5.13	6-1-2029	4,330,000	4,315,191
Corebridge Global Funding144A	4.25	8-21-2028	3,210,000	3,172,539
Corebridge Global Funding144A	4.80	5-29-2029	2,715,000	2,704,221
Jackson National Life Global Funding144A	5.55	7-2-2027	4,644,000	4,684,078
Lincoln Financial Global Funding144A	4.20	1-12-2029	5,500,000	5,397,205
Metropolitan Life Global Funding I144A	5.05	6-11-2027	5,000,000	5,022,100
New York Life Global Funding144A	4.20	4-20-2029	5,550,000	5,469,026
Northwestern Mutual Global Funding144A	4.13	8-25-2028	5,000,000	4,941,000
RGA Global Funding144A	4.35	8-25-2028	7,000,000	6,924,120
				42,629,480
Investment companies: 0.87%
Ares Strategic Income Fund BDC	4.85	1-15-2029	3,800,000	3,728,978
Blackstone Secured Lending Fund BDC	2.13	2-15-2027	790,000	779,532
Blackstone Secured Lending Fund BDC	2.75	9-16-2026	2,891,000	2,887,300
Blue Owl Capital Corp. BDC	2.63	1-15-2027	5,270,000	5,219,408
HPS Corporate Lending Fund BDC	4.90	9-11-2028	3,000,000	2,949,660
				15,564,878
REITs: 2.16%
American Tower Trust #1144A	5.49	3-15-2028	1,670,000	1,675,436
EPR Properties	4.75	12-15-2026	3,000,000	2,997,180
Equinix, Inc.	5.00	8-15-2029	7,915,000	7,912,863
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	4.25	2-1-2027	6,313,000	6,288,000
Piedmont Operating Partnership LP	6.88	7-15-2029	3,575,000	3,710,314
SBA Tower Trust144A	6.60	1-15-2028	5,099,000	5,130,944
Tanger Properties LP	3.13	9-1-2026	6,975,000	6,975,000
WEA Finance LLC144A	4.13	9-20-2028	4,185,000	4,118,375
				38,808,112
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Income Fund | 15

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Industrial: 2.00%
Aerospace/defense: 0.56%
Boeing Co.	6.26%	5-1-2027	$5,000,000	$5,049,850
Honeywell Aerospace, Inc.	3.90	3-16-2028	5,000,000	4,944,000
				9,993,850
Building materials: 0.16%
Martin Marietta Materials, Inc.	4.85	8-15-2029	2,880,000	2,881,123
Electrical components & equipment: 0.28%
Molex Electronic Technologies LLC144A	4.75	4-30-2028	5,000,000	5,001,650
Engineering & construction: 0.33%
MasTec, Inc.144A	4.50	8-15-2028	6,014,000	5,943,035
Packaging & containers: 0.39%
Amcor Flexibles North America, Inc.	4.80	3-17-2028	7,000,000	7,006,230
Trucking & leasing: 0.28%
GATX Corp.	5.40	3-15-2027	5,000,000	5,017,150
Technology: 2.36%
Computers: 0.72%
Hewlett Packard Enterprise Co.	4.45	9-25-2026	7,000,000	7,000,350
Kyndryl Holdings, Inc.	2.05	10-15-2026	5,919,000	5,901,184
				12,901,534
IT consulting & other services: 0.33%
Accenture Capital, Inc.	4.75	7-10-2029	6,000,000	5,991,240
Semiconductors: 0.67%
Entegris, Inc.144A	4.75	4-15-2029	5,000,000	4,927,500
Intel Corp.	3.75	8-5-2027	5,407,000	5,371,746
Skyworks Solutions, Inc.	5.00	8-10-2028	1,650,000	1,649,439
				11,948,685
Software: 0.64%
Oracle Corp.	2.80	4-1-2027	5,000,000	4,946,700
Oracle Corp.	4.55	2-4-2029	6,750,000	6,596,708
				11,543,408
Utilities: 2.89%
Electric: 2.89%
AES Corp.	5.20	7-15-2029	2,935,000	2,936,790
Alliant Energy Finance LLC144A	5.40	6-6-2027	5,610,000	5,640,182
CenterPoint Energy Restoration Bond Co. III LLC Series A-1	3.90	12-15-2031	20,000,000	19,674,200
Evergy Missouri West, Inc.144A	4.70	5-21-2029	3,180,000	3,159,998
Jersey Central Power & Light Co.	4.60	1-15-2030	3,440,000	3,394,351
Monongahela Power Co.144A	4.45	8-15-2029	1,800,000	1,780,362
PacifiCorp	4.25	3-15-2029	3,500,000	3,442,355
PacifiCorp	4.65	4-15-2029	4,670,000	4,634,275
The accompanying notes are an integral part of these financial statements.
16 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Electric(continued)
Vistra Operations Co. LLC144A	4.30%	10-15-2028	$2,175,000	$2,140,787
Vistra Operations Co. LLC144A	4.55	10-30-2028	5,000,000	4,945,600
				51,748,900
Total corporate bonds and notes (Cost $548,885,844)				546,545,069

	Shares
Investment companies: 2.43%
Exchange-traded funds: 2.43%
iShares 0-5 Year High Yield Corporate Bond ETF	328,545	13,904,025
State Street SPDR Portfolio Short Term Corporate Bond ETF	991,735	29,672,711
Total investment companies (Cost $44,925,688)		43,576,736

			Principal
Municipal obligations: 0.04%
Indiana: 0.04%
Education revenue: 0.04%
Indiana Secondary Market for Education Loans, Inc. (U.S. SOFR 1 Month+0.80%)±	4.58	2-25-2044	$800,411	791,215
Total municipal obligations (Cost $794,134)				791,215
Non-agency mortgage-backed securities: 7.99%
1345 Trust Series 2025-AOA Class A (U.S. SOFR 1 Month+1.60%)144A±	5.24	6-15-2042	3,000,000	3,005,936
A&D Mortgage Trust Series 2024-NQM5 Class A1144A	5.70	11-25-2069	3,074,218	3,071,525
A&D Mortgage Trust Series 2026-NQM1 Class A1144A±±	4.91	2-25-2071	2,166,936	2,130,604
Angel Oak Mortgage Trust Series 2020-4 Class A1144A±±	1.47	6-25-2065	187,820	182,080
Angel Oak Mortgage Trust Series 2020-5 Class A2144A±±	1.58	5-25-2065	179,078	170,093
Angel Oak Mortgage Trust Series 2020-R1 Class A1144A±±	0.99	4-25-2053	898,493	847,681
Angel Oak Mortgage Trust Series 2024-8 Class A1144A±±	5.34	5-27-2069	578,386	576,081
BRAVO Residential Funding Trust Series 2020-RPL1 Class A1144A±±	2.50	5-26-2059	88,737	88,183
BRAVO Residential Funding Trust Series 2023-NQM1 Class A1144A±±	5.76	1-25-2063	581,526	582,708
Bunker Hill Loan Depositary Trust Series 2019-2 Class A1144A±±	2.88	7-25-2049	208,372	204,668
BX Commercial Mortgage Trust Series 2026-CSMO Class A (U.S. SOFR 1 Month+1.40%)144A±	5.04	2-15-2043	4,000,000	4,010,196
BX Trust Series 2025-DELC Class C (U.S. SOFR 1 Month+2.20%)144A±	5.84	12-15-2042	4,040,000	4,043,476
BX Trust Series 2025-VLT6 Class B (U.S. SOFR 1 Month+1.89%)144A±	5.53	3-15-2042	5,005,000	4,956,013
BX Trust Series 2025-VOLT Class B (U.S. SOFR 1 Month+2.10%)144A±	5.74	12-15-2044	4,950,000	4,930,123
CHL Mortgage Pass-Through Trust Series 2001-HYB1 Class 1A1±±	5.59	6-19-2031	40,025	39,756
CHL Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1±±	5.68	6-19-2031	23,729	23,631
CHNGE Mortgage Trust Series 2022-2 Class A1144A±±	4.76	3-25-2067	8,465,209	8,098,975
COLT Mortgage Loan Trust Series 2021-HX1 Class A1144A±±	1.11	10-25-2066	7,722,992	6,526,882
COLT Pass-Through Certificates Series 2021-1R Class A1144A±±	0.86	5-25-2065	1,281,149	1,132,877
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Income Fund | 17

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class A2	4.14%	8-15-2051	$527,030	$520,398
CSMC Trust Series 2020-AFC1 Class A3144A±±	3.51	2-25-2050	749,763	718,000
CSMC Trust Series 2021-NQM2 Class A1144A±±	1.18	2-25-2066	2,663,767	2,355,577
CSMC Trust Series 2022-NQM1 Class A1144A±±	3.27	11-25-2066	4,690,900	4,177,685
Ellington Financial Mortgage Trust Series 2021-1 Class A1144A±±	0.80	2-25-2066	432,826	371,195
Finance of America Structured Securities Trust Series 2025-S1 Class A1144A	3.50	2-25-2075	3,676,403	3,572,670
FS Commercial Mortgage Trust Series 2026-PALM Class A (U.S. SOFR 1 Month+1.40%)144A±	5.04	7-15-2041	1,395,000	1,396,531
FS Trust Series 2026-ORL Class B (U.S. SOFR 1 Month+1.55%)144A±	5.19	2-15-2041	1,521,000	1,522,242
GCAT Trust Series 2022-HX1 Class A1144A±±	2.89	12-27-2066	9,147,599	8,320,089
GS Mortgage Securities Corp. Trust Series 2018-LUAU Class A (U.S. SOFR 1 Month+1.30%)144A±	4.94	11-15-2032	2,660,721	2,638,599
GS Mortgage-Backed Securities Trust Series 2020-NQM1 Class A1144A±±	1.38	9-27-2060	458,937	430,657
GS Mortgage-Backed Securities Trust Series 2024-HE1 Class A1 (30 Day Average U.S. SOFR+1.60%)144A±	5.24	8-25-2054	3,361,111	3,371,466
GSJP Trust Series 2025-BEDS Class A (U.S. SOFR 1 Month+1.50%)144A±	5.14	12-15-2042	1,120,000	1,127,282
GSJP Trust Series 2025-BEDS Class B (U.S. SOFR 1 Month+1.75%)144A±	5.39	12-15-2042	2,165,000	2,176,172
GSMPS Mortgage Loan Trust Series 1998-1 Class A144A±±	8.00	9-19-2027	17,863	17,580
HAVN Trust Series 2025-MOB Class A (U.S. SOFR 1 Month+1.70%)144A±	5.34	10-15-2035	1,775,000	1,773,891
Imperial Fund Mortgage Trust Series 2020-NQM1 Class A1144A±±	1.38	10-25-2055	865,591	820,287
Imperial Fund Mortgage Trust Series 2021-NQM1 Class A1144A±±	1.07	6-25-2056	1,223,319	1,065,210
Imperial Fund Mortgage Trust Series 2021-NQM3 Class A1144A±±	1.60	11-25-2056	2,697,701	2,297,604
Imperial Fund Mortgage Trust Series 2022-NQM3 Class A1144A±±	5.38	5-25-2067	8,763,941	8,702,655
JPMorgan Mortgage Trust Series 2025-4 Class A4A144A±±	5.50	11-25-2055	3,579,525	3,567,385
JPMorgan Mortgage Trust Series 2025-7MPR Class A1D144A±±	5.32	2-25-2056	1,269,488	1,261,384
Legacy Mortgage Asset Trust Series 2020-RPL1 Class A1144A±±	3.00	9-25-2059	4,339,422	4,127,571
MFA Trust Series 2020-NQM1 Class A1144A±±	2.48	3-25-2065	306,800	295,542
MFA Trust Series 2020-NQM3 Class A1144A±±	1.01	1-26-2065	434,064	412,481
MFA Trust Series 2021-NQM1 Class A1144A±±	1.15	4-25-2065	1,494,275	1,387,542
MLTI Trust Series 2026-MLTI Class A10 (U.S. SOFR 1 Month+1.40%)144A±	5.04	6-15-2039	4,550,000	4,555,472
New Residential Mortgage Loan Trust Series 2021-INV1 Class A6144A±±	2.50	6-25-2051	3,941,912	3,489,616
NYMT Loan Trust Series 2025-INV2 Class A1144A±±	5.00	10-25-2060	4,785,370	4,722,458
OBX Trust Series 2020-EXP1 Class 1A8144A±±	3.50	2-25-2060	463,548	412,643
OBX Trust Series 2021-NQM3 Class A1144A±±	1.05	7-25-2061	2,723,548	2,228,327
PFDR Trust Series 2026-DLVR Class A (U.S. SOFR 1 Month+1.70%)144A±	5.34	6-15-2043	4,425,000	4,433,469
Residential Mortgage Loan Trust Series 2021-1R Class A1144A±±	0.86	1-25-2065	582,375	562,829
SPGN Trust Series 2026-TFLM Class A (U.S. SOFR 1 Month+1.30%)144A±	4.94	2-15-2041	2,930,000	2,925,420
Starwood Mortgage Residential Trust Series 2020-1 Class A3144A±±	2.56	2-25-2050	1,548,046	1,479,450
The accompanying notes are an integral part of these financial statements.
18 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
Starwood Mortgage Residential Trust Series 2021-2 Class A1144A±±	0.94%	5-25-2065	$845,920	$815,605
Towd Point Mortgage Trust Series 2017-4 Class A1144A±±	2.75	6-25-2057	210,577	206,884
Towd Point Mortgage Trust Series 2017-6 Class A1144A±±	2.75	10-25-2057	166,055	164,388
Towd Point Mortgage Trust Series 2018-2 Class A1144A±±	3.25	3-25-2058	165,041	163,846
Towd Point Mortgage Trust Series 2018-3 Class A1144A±±	3.75	5-25-2058	1,452,619	1,424,330
TRK Trust Series 2021-INV2 Class A1144A±±	1.97	11-25-2056	7,176,004	6,200,044
Verus Securitization Trust Series 2021-1 Class A2144A±±	1.05	1-25-2066	1,726,032	1,529,665
Verus Securitization Trust Series 2021-2 Class A1144A±±	1.03	2-25-2066	942,901	850,282
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02	4-25-2064	1,063,397	1,013,835
Wells Fargo Commercial Mortgage Trust Series 2025-NYCH Class A (U.S. SOFR 1 Month+1.74%)144A±	5.38	6-15-2042	3,000,000	2,986,841
Wilshire Funding Corp. Series 1996-3 Class M2±±	8.60	8-25-2032	2,722	2,738
Wilshire Funding Corp. Series 1996-3 Class M3±±	8.60	8-25-2032	68,923	65,784
Wilshire Funding Corp. Series 1998-WFC2 Class M1 (12 Month Treasury Average+2.00%)±	5.74	12-28-2037	21,412	21,324
Total non-agency mortgage-backed securities (Cost $150,677,841)				143,304,433
U.S. Treasury securities: 3.99%
U.S. Treasury Notes	3.75	4-30-2027	37,000,000	36,914,727
U.S. Treasury Notes	4.00	5-31-2028	33,455,000	33,270,736
U.S. Treasury Notes	4.13	6-15-2029	1,285,000	1,275,864
Total U.S. Treasury securities (Cost $71,720,352)				71,461,327
Yankee corporate bonds and notes: 8.90%
Communications: 0.17%
Telecommunications: 0.17%
NTT Finance Corp.144A	4.74	3-31-2028	3,000,000	2,995,110
Consumer, cyclical: 0.42%
Auto manufacturers: 0.28%
Nissan Motor Co. Ltd.144A	4.35	9-17-2027	5,000,000	4,947,850
Leisure time: 0.14%
Royal Caribbean Cruises Ltd.144A	5.38	7-15-2027	2,550,000	2,552,575
Consumer, non-cyclical: 0.72%
Beverages: 0.19%
Coca-Cola Icecek AS144A	4.50	1-20-2029	3,500,000	3,411,660
Household products/wares: 0.36%
Reckitt Benckiser Treasury Services PLC144A	3.00	6-26-2027	6,570,000	6,495,365
Pharmaceuticals: 0.17%
Teva Pharmaceutical Finance Netherlands III BV	6.75	3-1-2028	3,000,000	3,065,580
Financial: 6.51%
Banks: 5.84%
Banco Santander SA	4.60	4-15-2029	5,000,000	4,959,100
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Income Fund | 19

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Bank of Montreal Series J (U.S. SOFR+0.63%)±	4.55%	6-2-2029	$4,000,000	$3,983,960
Banque Federative du Credit Mutuel SA144A	4.79	7-9-2029	7,000,000	6,943,860
Barclays PLC (U.S. SOFR+0.93%)±	4.22	5-24-2030	6,150,000	6,010,211
Barclays PLC (U.S. SOFR+0.96%)±	5.09	2-25-2029	6,255,000	6,271,951
Canadian Imperial Bank of Commerce (U.S. SOFR+0.79%)±	4.28	1-29-2030	4,750,000	4,676,755
Danske Bank AS (1 Year Treasury Constant Maturity+0.75%)144A±	4.66	3-27-2029	5,800,000	5,786,892
HSBC Holdings PLC (U.S. SOFR+0.94%)±	4.71	5-12-2030	7,155,000	7,084,380
ING Bank NV144A	4.56	7-7-2029	4,000,000	3,974,440
Intesa Sanpaolo SpA (1 Year Treasury Constant Maturity+0.80%)144A±	5.00	6-29-2030	6,800,000	6,760,424
Lloyds Banking Group PLC (1 Year Treasury Constant Maturity+0.60%)±	4.24	2-10-2030	3,400,000	3,341,384
Macquarie Bank Ltd.144A	5.27	7-2-2027	5,000,000	5,034,250
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity+0.78%)±	4.59	4-18-2030	5,000,000	4,955,850
Mizuho Financial Group, Inc. (1 Year Treasury Constant Maturity+0.68%)±	4.78	7-13-2030	5,000,000	4,962,900
National Bank of Canada (U.S. SOFR+0.76%)±	4.17	1-20-2029	3,000,000	2,974,920
National Bank of Canada (U.S. SOFR+0.80%)±	4.95	2-1-2028	4,000,000	4,006,560
NatWest Markets PLC144A	4.65	3-27-2029	4,000,000	3,974,480
NatWest Markets PLC144A	5.42	5-17-2027	5,000,000	5,032,550
Royal Bank of Canada (U.S. SOFR+0.84%)±	4.40	4-17-2030	2,065,000	2,036,895
UBS Group AG (1 Year Treasury Constant Maturity+1.60%)144A±	6.33	12-22-2027	7,000,000	7,034,650
UBS Group AG (U.S. SOFR+0.84%)144A±	4.21	4-10-2030	5,000,000	4,896,650
				104,703,062
Diversified financial services: 0.34%
Avolon Holdings Funding Ltd.144A	4.95	1-15-2028	6,100,000	6,106,649
Real estate: 0.33%
Ontario Teachers’ Cadillac Fairview Properties Trust144A	3.88	3-20-2027	5,875,000	5,854,144
Government securities: 0.33%
Multi-national: 0.33%
Banque Ouest Africaine de Developpement144A	5.00	7-27-2027	6,000,000	5,975,400
Industrial: 0.36%
Electronics: 0.12%
Flex Ltd.	6.00	1-15-2028	2,085,000	2,110,103
Trucking & leasing: 0.24%
SMBC Aviation Capital Finance DAC144A	4.95	7-23-2029	4,400,000	4,386,624
Utilities: 0.39%
Electric: 0.39%
Enel Finance International NV144A	4.63	7-13-2029	7,000,000	6,930,000
Total yankee corporate bonds and notes (Cost $160,238,638)				159,534,122
The accompanying notes are an integral part of these financial statements.
20 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Yankee government bonds: 0.55%
Panama: 0.28%
Panama	3.88%	3-17-2028	$5,000,000	$4,915,050
Saudi Arabia: 0.27%
Saudi Arabia144A	4.13	1-12-2029	5,000,000	4,914,350
Total yankee government bonds (Cost $9,852,936)				9,829,400

	Yield	Shares
Short-term investments: 17.93%
Investment companies: 4.09%
Allspring Government Money Market Fund Select Class♠∞	3.60	73,340,790	73,340,790

				Principal
U.S. Treasury securities: 13.84%
U.S. Treasury Bills☼		0.00	9-1-2026	$18,000,000	17,998,189
U.S. Treasury Bills☼		3.54	9-24-2026	45,000,000	44,895,227
U.S. Treasury Bills☼		3.56	9-29-2026	53,000,000	52,847,890
U.S. Treasury Bills☼		3.59	10-13-2026	30,000,000	29,870,614
U.S. Treasury Bills☼		3.61	10-8-2026	53,000,000	52,797,540
U.S. Treasury Bills☼		3.75	10-29-2026	50,000,000	49,698,058
					248,107,518
Total short-term investments (Cost $321,448,462)					321,448,308
Total investments in securities (Cost $1,794,015,578)	99.27%				1,779,462,501
Other assets and liabilities, net	0.73				12,997,090
Total net assets	100.00%				$1,792,459,591

±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.
ƒ
Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
☼	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:
BDC	Business Development Company
COFI	Cost of Funds Index
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real estate investment trust
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
RFUCCT1M	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-month
RFUCCT6M	Refinitiv USD IBOR Consumer Cash Fallbacks Term 6-month
SOFR	Secured Overnight Financing Rate
STRIPS	Separate trading of registered interest and principal of securities
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Income Fund | 21

Portfolio of investments—August 31, 2026

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$59,651,786	$1,821,425,064	$(1,807,736,060)	$0	$0	$73,340,790	73,340,790	$2,866,574
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
10-Year U.S. Treasury Notes	(326)	12-21-2026	$(35,411,168)	$(35,095,937)	$315,231	$0
2-Year U.S. Treasury Notes	(1,053)	12-31-2026	(216,687,656)	(216,111,798)	575,858	0
5-Year U.S. Treasury Notes	(374)	12-31-2026	(39,775,485)	(39,532,969)	242,516	0
					$1,133,605	$0
The accompanying notes are an integral part of these financial statements.
22 | Allspring Ultra Short-Term Income Fund

Statement of assets and liabilities—August 31, 2026
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $1,720,674,788)	$1,706,121,711
Investments in affiliated securities, at value (cost $73,340,790)	73,340,790
Cash	36,900
Cash at broker segregated for futures contracts	2,979,000
Receivable for interest	10,986,966
Receivable for Fund shares sold	3,114,878
Principal paydown receivable	214,343
Receivable for daily variation margin on open futures contracts	117,523
Prepaid expenses and other assets	51,306
Total assets	1,796,963,417
Liabilities
Payable for Fund shares redeemed	3,167,591
Dividends payable	889,161
Management fee payable	189,057
Administration fees payable	142,722
Shareholder servicing fees payable	73,730
Trustees’ fees and expenses payable	269
Accrued expenses and other liabilities	41,296
Total liabilities	4,503,826
Total net assets	$1,792,459,591
Net assets consist of
Paid-in capital	$1,828,784,256
Total distributable loss	(36,324,665)
Total net assets	$1,792,459,591
Computation of net asset value and offering price per share
Net assets–Class A	$216,370,193
Shares outstanding–Class A1	24,468,719
Net asset value per share–Class A	$8.84
Maximum offering price per share – Class A2	$9.02
Net assets–Class A2	$217,284,923
Shares outstanding–Class A2[1]	24,587,747
Net asset value per share–Class A2	$8.84
Net assets–Institutional Class	$1,358,804,475
Shares outstanding–Institutional Class[1]	153,757,195
Net asset value per share–Institutional Class	$8.84
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/98 of net asset value. On investments of $100,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Income Fund | 23

Statement of operations—year ended August 31, 2026
Statement of operations
Investment income
Interest	$68,105,629
Income from affiliated securities	2,866,574
Dividends	2,433,578
Total investment income	73,405,781
Expenses
Management fee	3,933,893
Administration fees
Class A	321,557
Class A2	262,182
Class C	1,550 [1]
Administrator Class	513 [2]
Institutional Class	993,516
Shareholder servicing fees
Class A	540,836
Class A2	261,299
Class C	2,564 [1]
Administrator Class	1,269 [2]
Distribution fee
Class C	7,691 [1]
Custody and accounting fees	68,223
Professional fees	106,394
Registration fees	94,768
Shareholder report expenses	60,706
Trustees’ fees and expenses	21,244
Other fees and expenses	52,586
Total expenses	6,730,791
Less: Fee waivers and/or expense reimbursements
Fund-level	(1,536,448)
Class A	(280,893)
Class A2	(123,842)
Institutional Class	(10)
Net expenses	4,789,598
Net investment income	68,616,183
1 For the period from September 1, 2025 to November 14, 2025. Effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares and are no longer offered by the Fund.
2 For the period from September 1, 2025 to September 12, 2025. Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
24 | Allspring Ultra Short-Term Income Fund

Statement of operations—year ended August 31, 2026
Statement of operations
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	$(1,001,078)
Futures contracts	5,804,074
Net realized gains on investments	4,802,996
Net change in unrealized gains (losses) on
Unaffiliated securities	(11,505,387)
Futures contracts	1,435,591
Net change in unrealized gains (losses) on investments	(10,069,796)
Net realized and unrealized gains (losses) on investments	(5,266,800)
Net increase in net assets resulting from operations	$63,349,383
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Income Fund | 25

Statement of changes in net assets
Statement of changes in net assets
	Year ended August 31, 2026		Year ended August 31, 2025
Operations
Net investment income		$68,616,183		$54,104,674
Net realized gains on investments		4,802,996		3,378,596
Net change in unrealized gains (losses) on investments		(10,069,796)		7,321,507
Net increase in net assets resulting from operations		63,349,383		64,804,777
Distributions to shareholders from
Net investment income and net realized gains
Class A		(8,773,604)		(7,094,337)
Class A2		(7,214,698)		(2,805,815)
Class C		(35,489)[1]		(135,237)
Administrator Class		(22,322)[2]		(544,949)
Institutional Class		(52,599,570)		(43,408,864)
Total distributions to shareholders		(68,645,683)		(53,989,202)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	4,721,844	41,860,516	2,410,004	21,278,067
Class A2	30,571,502	270,855,496	8,959,492	79,103,585
Class C	29,804 [1]	264,285 [1]	218,060	1,924,262
Administrator Class	539 [2]	4,760 [2]	490,939	4,307,978
Institutional Class	140,042,067	1,241,248,446	60,998,102	538,029,420
		1,554,233,503		644,643,312
Reinvestment of distributions
Class A	896,869	7,948,562	730,429	6,452,088
Class A2	814,971	7,214,698	316,098	2,789,966
Class C	2,724 [1]	24,133 [1]	13,131	115,853
Administrator Class	0 [2]	0 [2]	61,688	542,471
Institutional Class	4,719,418	41,789,706	3,314,739	29,254,437
		56,977,099		39,154,815
Payment for shares redeemed
Class A	(5,540,758)	(49,115,466)	(5,290,680)	(46,700,657)
Class A2	(18,165,642)	(160,944,641)	(3,351,270)	(29,572,175)
Class C	(62,666)[1]	(555,199)[1]	(215,965)	(1,904,106)
Administrator Class	(1,367)[2]	(12,072)[2]	(295,086)	(2,593,883)
Institutional Class	(114,274,347)	(1,012,326,618)	(59,912,407)	(528,511,368)
		(1,222,953,996)		(609,282,189)
Net asset value of shares issued in acquisition
Class A	0	0	6,728,059	59,528,745
Class C	0 [1]	0 [1]	117,436	1,037,902
Administrator Class	0 [2]	0 [2]	97,352	860,725
Institutional Class	0	0	13,323,527	117,798,400
		0		179,225,772
1 For the period from September 1, 2025 to November 14, 2025
2 For the period from September 1, 2025 to September 12, 2025
The accompanying notes are an integral part of these financial statements.
26 | Allspring Ultra Short-Term Income Fund

Statement of changes in net assets
Statement of changes in net assets
	Year ended August 31, 2026		Year ended August 31, 2025
	Shares		Shares
Share conversions
Class A	540,952 [3]	$4,794,564 [3]	0	$0
Class C	(541,526)[3]	(4,794,564)[3]	0	0
Administrator Class	(1,631,129)[4]	(14,405,644)[4]	0	0
Institutional Class	1,624,727 [4]	14,405,644 [4]	0	0
		0		0
Net increase in net assets resulting from capital share transactions		388,256,606		253,741,710
Total increase in net assets		382,960,306		264,557,285
Net assets
Beginning of period		1,409,499,285		1,144,942,000
End of period		$1,792,459,591		$1,409,499,285
3 Effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares and are no longer offered by the Fund.
4 Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Income Fund | 27

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Class A	2026	2025	2024	2023	2022
Net asset value, beginning of period	$8.87	$8.79	$8.56	$8.41	$8.61
Net investment income	0.36 [1]	0.38 [1]	0.34 [1]	0.22	0.07
Net realized and unrealized gains (losses) on investments	(0.03)	0.08	0.23	0.15	(0.20)
Total from investment operations	0.33	0.46	0.57	0.37	(0.13)
Distributions to shareholders from
Net investment income	(0.36)	(0.38)	(0.34)	(0.22)	(0.07)
Net asset value, end of period	$8.84	$8.87	$8.79	$8.56	$8.41
Total return[2]	3.77%	5.32%	6.77%	4.50%	(1.51)%
Ratios to average net assets (annualized)
Gross expenses	0.66%	0.67%	0.68%	0.68%	0.65%
Net expenses	0.44%	0.47%	0.50%	0.50%	0.49%
Net investment income	4.04%	4.32%	3.91%	2.61%	0.79%
Supplemental data
Portfolio turnover rate	65%	56%	48%	25%	77%
Net assets, end of period (000s omitted)	$216,370	$211,476	$169,378	$174,660	$244,894

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
28 | Allspring Ultra Short-Term Income Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Class A2	2026	2025	2024	2023	2022
Net asset value, beginning of period	$8.86	$8.78	$8.55	$8.40	$8.60
Net investment income	0.36 [1]	0.39 [1]	0.35 [1]	0.23	0.07
Net realized and unrealized gains (losses) on investments	(0.02)	0.07	0.23	0.15	(0.20)
Total from investment operations	0.34	0.46	0.58	0.38	(0.13)
Distributions to shareholders from
Net investment income	(0.36)	(0.38)	(0.35)	(0.23)	(0.07)
Net asset value, end of period	$8.84	$8.86	$8.78	$8.55	$8.40
Total return[2]	3.93%	5.40%	6.88%	4.61%	(1.49)%
Ratios to average net assets (annualized)
Gross expenses	0.56%	0.57%	0.58%	0.58%	0.62%
Net expenses	0.40%	0.40%	0.40%	0.40%	0.47%
Net investment income	4.07%	4.39%	4.01%	2.63%	0.75%
Supplemental data
Portfolio turnover rate	65%	56%	48%	25%	77%
Net assets, end of period (000s omitted)	$217,285	$100,717	$47,801	$48,414	$99,902

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Income Fund | 29

Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
Institutional Class	2026	2025	2024	2023	2022
Net asset value, beginning of period	$8.86	$8.78	$8.55	$8.40	$8.60
Net investment income	0.37 [1]	0.40 [1]	0.36 [1]	0.24	0.09
Net realized and unrealized gains (losses) on investments	(0.02)	0.08	0.23	0.15	(0.20)
Total from investment operations	0.35	0.48	0.59	0.39	(0.11)
Distributions to shareholders from
Net investment income	(0.37)	(0.40)	(0.36)	(0.24)	(0.09)
Net asset value, end of period	$8.84	$8.86	$8.78	$8.55	$8.40
Total return[2]	4.09%	5.56%	7.04%	4.76%	(1.28)%
Ratios to average net assets (annualized)
Gross expenses	0.34%	0.35%	0.36%	0.35%	0.32%
Net expenses	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	4.23%	4.54%	4.14%	2.83%	1.01%
Supplemental data
Portfolio turnover rate	65%	56%	48%	25%	77%
Net assets, end of period (000s omitted)	$1,358,804	$1,077,839	$912,737	$1,189,143	$1,857,572

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
30 | Allspring Ultra Short-Term Income Fund

Notes to financial statements
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Ultra Short-Term Income Fund (the “Fund”) which is a diversified series of the Trust.
Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares in a tax-free conversion. Shareholders of Administrator Class received Institutional Class shares at a value equal to the value of their Administrator Class shares immediately prior to the conversion. Administrator Class shares are no longer offered by the Fund. Additionally, effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares in a tax-free conversion. Shareholders of Class C received Class A shares at a value equal to the value of their Class C shares immediately prior to the conversion. Class C shares are no longer offered by the Fund.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of assets and liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of operations.
Allspring Ultra Short-Term Income Fund | 31

Notes to financial statements
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through To Be Announced (TBA) mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Dividend income is recognized on the ex-dividend date.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of August 31, 2026, the aggregate cost of all investments for federal income tax purposes was $1,795,334,846 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$1,955,231
Gross unrealized losses	(16,693,971)
Net unrealized losses	$(14,738,740)
As of August 31, 2026, the Fund had capital loss carryforwards which consist of $21,792,752 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
32 | Allspring Ultra Short-Term Income Fund

Notes to financial statements
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$63,210,622	$0	$63,210,622
Asset-backed securities	0	419,761,269	0	419,761,269
Corporate bonds and notes	0	546,545,069	0	546,545,069
Investment companies	43,576,736	0	0	43,576,736
Municipal obligations	0	791,215	0	791,215
Non-agency mortgage-backed securities	0	143,304,433	0	143,304,433
U.S. Treasury securities	71,461,327	0	0	71,461,327
Yankee corporate bonds and notes	0	159,534,122	0	159,534,122
Yankee government bonds	0	9,829,400	0	9,829,400
Short-term investments
Investment companies	73,340,790	0	0	73,340,790
U.S. Treasury securities	248,107,518	0	0	248,107,518
	436,486,371	1,342,976,130	0	1,779,462,501
Futures contracts	1,133,605	0	0	1,133,605
Total assets	$437,619,976	$1,342,976,130	$0	$1,780,596,106
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. For futures contracts, the current day’s variation margin is reported on the Statement of assets and liabilities. All other assets and liabilities are reported at their fair value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At August 31, 2026, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds
Allspring Ultra Short-Term Income Fund | 33

Notes to financial statements
Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.250%
Next $4 billion	0.225
Next $5 billion	0.190
Over $10 billion	0.180
For the year ended August 31, 2026, the management fee was equivalent to an annual rate of 0.24% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.14%
Class A2	0.14
Class C	0.15
Administrator Class	0.10
Institutional Class	0.08
Prior to July 1, 2026, the class-level administration fee for Class A and Class A2 was 0.15% of its respective average daily net assets.
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through December 31, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of August 31, 2026, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.50%
Class A2	0.40
Institutional Class	0.25
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended August 31, 2026, Allspring Funds Distributor received $3,300 from the sale of Class A shares and $8,018 in contingent deferred sales charges from redemptions of Class A shares. No contingent deferred sales charges were incurred by Class C shares for the year ended August 31, 2026.
34 | Allspring Ultra Short-Term Income Fund

Notes to financial statements
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. Class A2 shares are charged a fee at an annual rate up to 0.15% of its average daily net assets. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended August 31, 2026.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the year ended August 31, 2026 were as follows:
Purchases at cost		Sales Proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$119,480,959	$1,212,098,789	$240,340,573	$656,349,229
6.DERIVATIVE TRANSACTIONS
During the year ended August 31, 2026, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio. The Fund had an average notional amount of $284,111,499 in short futures contracts during the year ended August 31, 2026.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7.ACQUISITION
After the close of business on July 25, 2025, the Fund acquired the net assets of Allspring Adjustable Rate Government Fund (“Adjustable Rate Government Fund”). The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Shareholders holding shares of Adjustable Rate Government Fund received Class A, Class C, Administrator Class and Institutional Class shares, respectively, of the Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of Adjustable Rate Government Fund for 20,266,374 shares of the Fund valued at $179,225,772 at an exchange ratio of 1.00, 1.00, 1.00 and 1.00 for Class A, Class C, Institutional Class and Institutional Class shares, respectively. The investment portfolio of Adjustable Rate Government Fund with a fair value of $178,427,103, identified cost of $178,918,211 and unrealized gains (losses) of $(491,108) at July 25, 2025 was the principal assets acquired by the Fund. The aggregate net assets of Adjustable Rate Government Fund and the Fund immediately prior to the acquisition were $179,225,772 and $1,201,980,890, respectively. The aggregate net assets of the Fund immediately after the acquisition were $1,381,206,662. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Adjustable Rate Government Fund was carried forward to align with ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed September 1, 2024, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the year ended August 31, 2025 would have been as follows:
Net investment income	$61,454,259
Net realized and unrealized gains (losses) on investments	8,848,306
Net increase in net assets resulting from operations	$70,302,565
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Adjustable Rate Government Fund that have been included in the Fund’s Statement of operations since July 26, 2025.
8.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds, is a party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended August 31, 2026, there were no borrowings by the Fund under the agreement.
Allspring Ultra Short-Term Income Fund | 35

Notes to financial statements
9.DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended August 31
	2026	2025
Ordinary income	$68,645,683	$53,989,202
As of August 31, 2026, the components of distributable loss on a tax basis were as follows:

Undistributed ordinary income	Unrealized losses	Capital loss carryforward	Total
$1,138,469	$(14,738,740)	$(21,792,752)	$(35,393,023)
Temporary differences between book-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
10.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
11.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
36 | Allspring Ultra Short-Term Income Fund

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Ultra Short-Term Income Fund (the Fund), a series of Allspring Funds Trust, including the portfolio of investments, as of August 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian, transfer agent and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
October 23, 2026
Allspring Ultra Short-Term Income Fund | 37

Other information (unaudited)
Other information
Tax information
For the fiscal year ended August 31, 2026, $60,804,835 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For the fiscal year ended August 31, 2026, 16% of the ordinary income distributed was derived from interest on U.S. government securities.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

38 | Allspring Ultra Short-Term Income Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring Ultra Short-Term Income Fund | 39

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 18-20, 2026 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Ultra Short-Term Income Fund (the “Fund”):  (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2026, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2026. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above conferred with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, recent changes in such senior management, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates, including the Sub-Adviser.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Adviser’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

40 | Allspring Ultra Short-Term Income Fund

Other information (unaudited)
and as the Fund’s valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2025. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Institutional Class) was higher than the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was higher than the investment performance of its benchmark index, the Bloomberg Short-Term Government/Corporate Bond Index, for all periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising the expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class. The Board also noted management’s proposal to reduce the class-level administrative services fee paid under the Fund’s Class-Level Administration Agreement applicable to Class A and Class A2 shares, which is not expected to immediately reduce the Fund’s net operating expense ratios for such share classes.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not the class level.
Among other information reviewed by the Board was a comparison of the Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of the average rates for the expense Groups for each share class. The Board also noted management’s proposal to reduce the class-level administrative services fee paid under the Fund’s Class-Level Administration Agreement applicable to Class A and Class A2 shares, which is not expected to immediately reduce the Fund’s net operating expense ratios for such share classes.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Allspring Ultra Short-Term Income Fund | 41

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of a fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to the Fund and shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

42 | Allspring Ultra Short-Term Income Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR3006 08-26

Allspring Managed Account
Allspring Managed Account CoreBuilder® Shares – Series CP
Long Form Financial Statements
Annual Report
August 31, 2026

Allspring Managed Account | 1

Portfolio of investments—August 31, 2026
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 10.80%
FHLB	5.63%	3-14-2036	$500,000	$528,460
FNMA%%	5.00	9-14-2056	25,670,000	24,760,615
FNMA%%	5.50	9-14-2056	17,530,000	17,347,197
FNMA%%	6.00	9-14-2056	43,215,000	43,686,043
FNMA%%	6.50	9-14-2056	2,390,000	2,462,321
GNMA%%	4.50	9-21-2056	12,955,000	12,125,971
GNMA%%	5.00	9-21-2056	16,835,000	16,292,509
GNMA%%	5.50	9-21-2056	17,865,000	17,732,924
Total agency securities (Cost $135,181,224)				134,936,040
Asset-backed securities: 17.93%
ACHM Trust Series 2023-HE2 Class A144A±±	7.50	10-25-2038	1,053,849	1,073,629
ACHM Trust Series 2024-HE2 Class A144A	5.35	10-25-2039	2,021,590	2,010,021
ACHM Trust Series 2025-HE1 Class A144A±±	5.92	3-25-2055	261,738	261,689
ACREC LLC Series 2025-FL3 Class A (U.S. SOFR 1 Month+1.31%)144A±	4.95	8-18-2042	1,000,000	999,062
Affirm Asset Securitization Trust Series 2024-B Class A144A	4.62	9-15-2029	2,000,000	2,000,326
Aligned Data Centers Issuer LLC Series 2026-1A Class A2I144A	5.91	6-15-2056	4,990,000	4,951,071
ALLO Issuer LLC Series 2024-1A Class A2144A	5.94	7-20-2054	1,500,000	1,505,510
Aqua Finance Issuer Trust Series 2026-A Class A144A	4.76	4-17-2051	1,834,095	1,806,231
Avis Budget Rental Car Funding AESOP LLC Series 2023-6A Class A144A	5.81	12-20-2029	260,000	264,303
Avis Budget Rental Car Funding AESOP LLC Series 2025-4A Class A144A	4.40	2-20-2032	9,245,000	8,955,417
BDS LLC Series 2025-FL14 Class A (U.S. SOFR 1 Month+1.28%)144A±	4.93	10-17-2042	300,000	299,922
BHG Owner Loan Trust Series 2026-2CON Class B	5.51	9-17-2037	2,600,000	2,588,701
BHG Securitization Trust Series 2021-A Class B144A	2.79	11-17-2033	602,062	593,444
BHG Securitization Trust Series 2025-1CON Class B144A	5.26	4-17-2036	2,390,298	2,373,728
Blue Bridge Funding LLC Series 2023-1A Class A144A	7.37	11-15-2030	3,925	3,931
Blue Bridge Funding LLC Series 2023-1A Class B144A	9.48	11-15-2030	100,000	100,824
Blue Owl Asset Leasing Trust LLC Series 2024-1A Class C144A	6.38	1-15-2031	1,700,000	1,708,639
Bojangles Issuer LLC Series 2024-1A Class A2144A	6.58	11-20-2054	5,458,750	5,513,834
Cajun Global LLC Series 2025-2A Class A2144A	5.91	11-20-2055	2,460,000	2,436,568
Camber Credit Auto Trust Series 2026-1A Class A144A	5.63	12-15-2031	4,008,552	3,979,525
Carvana Auto Receivables Trust Series 2024-P2 Class A3	5.33	7-10-2029	570,080	572,257
CCAS LLC Series 2024-1A Class A144A	7.12	6-16-2031	3,005,000	3,021,039
CenterSquare Issuer LLC Series 2024-1A Class A2144A	5.20	10-26-2054	1,500,000	1,449,948
CenterSquare Issuer LLC Series 2025-1A Class A2144A	5.50	3-26-2055	3,600,000	3,492,032
ClickLease Equipment Receivables Trust Series 2024-1 Class C144A	8.40	2-15-2030	84,210	84,445
Cloud Capital Holdco LP Series 2024-1A Class A2144A	5.78	11-22-2049	500,000	495,666
Cogent IPv4 LLC Series 2024-1A Class A2144A	7.92	5-25-2054	6,190,000	6,316,474
Crockett Partners Equipment Co. IIA LLC Series 2024-1C Class A144A	6.05	1-20-2031	1,366,667	1,369,993
The accompanying notes are an integral part of these financial statements.
2 | Allspring Managed Account

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
CyrusOne Data Centers Issuer I LLC Series 2023-2A Class A2144A	5.56%	11-20-2048	$1,025,000	$1,021,836
DataBank Issuer LLC Series 2024-1A Class A2144A	5.30	1-26-2054	6,620,000	6,532,006
DataBank Issuer LLC Series 2026-1A Class A2144A	5.81	2-25-2056	675,000	666,087
DB Master Finance LLC Series 2021-1A Class A23144A	2.79	11-20-2051	290,513	253,570
DI Issuer LLC Series 2024-1A Class A2144A	5.81	9-15-2054	950,539	932,514
Driven Brands Funding LLC Series 2021-1A Class A2144A	2.79	10-20-2051	966,256	901,859
EdgeConneX Data Centers Issuer LLC Series 2024-1 Class A2144A	6.00	7-27-2054	1,028,537	1,015,741
FCR Issuer LLC Series 2026-FL1 Class B (U.S. SOFR 1 Month+2.00%)144A±	5.74	8-19-2043	3,700,000	3,704,340
FIGRE Trust Series 2023-HE1 Class A144A	5.85	3-25-2053	82,197	82,604
FIGRE Trust Series 2023-HE3 Class A144A±±	6.44	11-25-2053	198,548	200,298
FIGRE Trust Series 2024-HE2 Class A144A±±	6.38	5-25-2054	1,080,547	1,094,516
FIGRE Trust Series 2024-HE5 Class A144A±±	5.44	10-25-2054	2,671,654	2,653,186
FIGRE Trust Series 2025-HE1 Class A144A±±	5.83	1-25-2055	3,697,624	3,695,542
First National Master Note Trust Series 2024-1 Class A	5.34	5-15-2030	840,000	845,485
Five Guys Holdings, Inc. Series 2023-1A Class A2144A	7.55	1-26-2054	2,029,100	2,056,397
Flexential Issuer LLC Series 2025-1A Class A2144A	6.03	10-25-2060	5,000,000	4,910,346
FREED Mortgage Trust Series 2022-HE1 Class B144A±±	7.00	10-25-2037	2,105,000	2,122,120
FS Rialto Issuer LLC Series 2026-FL11 Class AS (U.S. SOFR 1 Month+1.65%)144A±	5.30	1-19-2044	4,750,000	4,748,911
GS REFT Issuer Ltd. Series 2026-FL1 Class A (U.S. SOFR 1 Month+1.50%)144A±	5.15	10-19-2043	2,795,000	2,800,112
Hertz Vehicle Financing III LLC Series 2023-4A Class A144A	6.15	3-25-2030	3,600,000	3,643,631
Hipgnosis Music Assets LP Series 2022-1 Class A144A	5.00	5-16-2062	4,150,044	4,134,413
Home Partners of America Trust Series 2021-1 Class D144A	2.48	9-17-2041	388,238	349,745
INCREF LLC Series 2026-FL2 Class B (U.S. SOFR 1 Month+1.95%)144A±	5.60	12-19-2043	2,995,000	2,997,804
INCREF LLC Series 2026-FL3 Class AS (U.S. SOFR 1 Month+1.65%)144A±	5.30	1-19-2044	1,755,000	1,755,218
Iskandar Enterprise LLC Series 2026-1A Class A23144A	5.54	4-17-2056	4,410,000	4,310,726
Jack in the Box Funding LLC Series 2022-1A Class A2II144A	4.14	2-26-2052	2,548,000	2,133,467
JBHP ABS I LLC	5.39	12-15-2041	3,335,590	3,291,678
Jimmy Johns Funding LLC Series 2026-1A Class A2144A	5.69	4-30-2056	1,705,000	1,685,934
Lafayette Federal Credit Union Asset Trust Series 2026- HI1A Class A2144A	5.38	1-25-2046	2,246,131	2,202,889
Lendbuzz Securitization Trust Series 2024-3A Class A2144A	4.97	10-15-2029	679,128	678,777
Lyra Music Assets Delaware LP Series 2024-2A Class A2144A	5.76	12-22-2064	8,267,686	8,275,976
Mariner Finance Issuance Trust Series 2025-AA Class A144A	4.98	5-20-2038	5,000,000	4,987,061
MF1 Ltd. Series 2021-FL7 Class A (U.S. SOFR 1 Month+1.19%)144A±	4.83	10-16-2036	42,769	42,742
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 3

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
MF1 Ltd. Series 2021-FL7 Class E (U.S. SOFR 1 Month+2.91%)144A±	6.55%	10-16-2036	$3,300,000	$3,255,773
MF1 Ltd. Series 2022-FL8 Class C (U.S. SOFR 1 Month+2.20%)144A±	5.85	2-19-2037	250,000	249,375
Monroe Capital ABS Funding II Ltd. Series 2023-1A Class A1R144A	6.77	7-22-2034	531,947	532,429
NBC Funding LLC Series 2024-1A Class A2144A	6.75	7-30-2054	844,312	855,165
Neighborly Issuer LLC Series 2021-1A Class A2144A	3.58	4-30-2051	71,063	68,330
Neighborly Issuer LLC Series 2023-1A Class A2144A	7.31	1-30-2053	772,000	774,480
New Economy Assets - Phase 1 Sponsor LLC Series 2021-1 Class B1144A	2.41	10-20-2061	1,250,000	726,406
NextGear Floorplan Master Owner Trust Series 2024-2A Class A2144A	4.42	9-15-2029	3,600,000	3,593,192
NMEF Funding LLC Series 2025-A Class B144A	5.18	7-15-2032	4,215,000	4,227,278
NMEF Funding LLC Series 2026-A Class C144A	4.71	2-15-2034	826,000	804,199
Oak Street Investment Grade Net Lease Fund Series 2021-1A Class A3144A	2.80	1-20-2051	247,813	150,442
Oportun Issuance Trust Series 2025-C Class B144A	4.93	7-8-2033	5,486,000	5,442,454
OWN Equipment Fund I LLC Series 2024-2M Class A144A	5.70	12-20-2032	2,477,705	2,455,491
OWN Equipment Fund II LLC Series 2025-1M Class A144A	5.48	9-26-2033	2,496,800	2,455,614
Oxford Finance Credit Fund III LP Series 2024-A Class A2144A	6.68	1-14-2032	211,406	212,420
Pagaya AI Debt Trust Series 2025-4 Class A2144A	5.37	1-17-2033	968,701	970,241
PFS Financing Corp. Series 2024-B Class A144A	4.95	2-15-2029	335,000	335,906
Prosper Credit Card Issuer LLC Series 2026-1A Class A144A	5.34	7-15-2036	626,000	624,729
RCKT Mortgage Trust Series 2023-CES3 Class A1A144A±±	7.11	11-25-2043	1,246,117	1,246,848
RCKT Mortgage Trust Series 2023-CES3 Class A1B144A±±	7.46	11-25-2043	1,193,464	1,193,307
RCKT Mortgage Trust Series 2024-CES2 Class A1A144A±±	6.14	4-25-2044	244,869	245,299
RCKT Mortgage Trust Series 2025-CES1 Class A1A144A±±	5.65	1-25-2045	1,159,947	1,159,887
Retained Vantage Data Centers Issuer LLC Series 2023-1A Class A2A144A	5.00	9-15-2048	660,000	650,176
Retained Vantage Data Centers Issuer LLC Series 2024-1A Class A2144A	4.99	9-15-2049	2,100,000	2,046,848
Sabey Data Center Issuer LLC Series 2026-1 Class A2144A	5.48	1-20-2051	3,185,000	3,108,494
Saluda Grade Alternative Mortgage Trust Series 2023-FIG3 Class A144A±±	7.07	8-25-2053	859,636	873,297
ScaleLogix ABS U.S. Issuer LLC Series 2025-1A Class A2144A	5.67	7-25-2055	1,350,000	1,328,798
SEB Funding LLC Series 2024-1A Class A2144A	7.39	4-30-2054	2,559,243	2,585,822
Service Experts Issuer LLC Series 2021-1A Class B144A	3.28	2-2-2032	330,000	321,711
Service Experts Issuer LLC Series 2024-1A Class A144A	6.39	11-20-2035	280,253	283,297
Service Experts Issuer LLC Series 2025-1A Class A144A	5.38	1-20-2037	968,064	946,673
ServiceMaster Funding LLC Series 2020-1 Class A2II144A	3.34	1-30-2051	117,238	104,027
The accompanying notes are an integral part of these financial statements.
4 | Allspring Managed Account

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
SESAC Finance LLC Series 2024-1 Class A2144A	6.42%	1-25-2054	$438,750	$435,452
Sotheby’s ArtFi Master Trust Series 2026-1A Class B144A	4.90	6-20-2033	965,000	956,800
Subway Funding LLC Series 2024-3A Class A2I144A	5.25	7-30-2054	810,563	790,482
Subway Funding LLC Series 2024-3A Class A23144A	5.91	7-30-2054	2,751,000	2,620,410
Switch ABS Issuer LLC Series 2024-2A Class A2144A	5.44	6-25-2054	2,010,000	1,981,747
Switch ABS Issuer LLC Series 2025-2A Class A22144A	5.37	10-25-2055	3,920,000	3,824,835
Taco Bell Funding LLC Series 2021-1A Class A23144A	2.54	8-25-2051	505,988	438,604
TierPoint Issuer LLC Series 2025-1A Class A2144A	6.15	4-26-2055	4,000,000	3,968,321
Towd Point Mortgage Trust Series 2024-CES1 Class A2144A±±	6.44	1-25-2064	1,370,000	1,370,382
Towd Point Mortgage Trust Series 2026-FIX2 Class A1A144A±±	5.31	4-25-2066	1,076,414	1,067,263
TRTX Issuer Ltd. Series 2025-FL6 Class A (U.S. SOFR 1 Month+1.54%)144A±	5.18	9-18-2042	2,400,000	2,405,434
TSC SPV Funding LLC Series 2024-1A Class A2144A	6.29	8-20-2054	697,575	698,320
Uniti Fiber ABS Issuer LLC Series 2025-1A Class A2144A	5.88	4-20-2055	5,395,000	5,428,137
Vital Care Issuer LLC Series 2025-1A Class A2144A	6.74	1-30-2056	2,970,075	2,966,602
Wingstop Funding LLC Series 2024-1A Class A2144A	5.86	12-5-2054	4,790,000	4,824,306
Zaxby’s Funding LLC Series 2021-1A Class A2144A	3.24	7-30-2051	1,581,750	1,509,996
Zayo Issuer LLC Series 2025-2A Class A2144A	5.95	6-20-2055	1,500,000	1,508,916
Zayo Issuer LLC Series 2025-3A Class A2144A	5.57	10-20-2055	2,475,000	2,408,025
Total asset-backed securities (Cost $226,482,690)				223,988,200

	Shares
Common stocks: 0.01%
Financials: 0.00%
Financial services: 0.00%
Unifin Financiera SAB de CV♦†	32,517	0
Health care: 0.01%
Health care providers & services: 0.01%
Modivcare Topco LLC†	22,387	106,338
Total common stocks (Cost $74,488)		106,338

			Principal
Corporate bonds and notes: 22.36%
Basic materials: 0.43%
Chemicals: 0.38%
Celanese U.S. Holdings LLC	7.70	11-15-2033	$3,335,000	3,561,080
Chemours Co.144A	8.00	1-15-2033	1,115,000	1,100,828
Westlake Corp.	1.63	7-17-2029	100,000	109,624
				4,771,532
Iron/steel: 0.05%
Cleveland-Cliffs, Inc.144A	4.88	3-1-2031	705,000	653,979
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 5

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Communications: 4.75%
Advertising: 0.02%
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	4.63%	3-15-2030	$335,000	$324,702
Internet: 1.09%
Alphabet, Inc.	5.45	8-15-2036	1,410,000	1,399,397
Alphabet, Inc.	6.38	8-15-2056	940,000	946,138
Amazon.com, Inc.	4.88	3-13-2036	245,000	232,973
Amazon.com, Inc.	5.80	3-13-2056	1,315,000	1,213,035
Booking Holdings, Inc.	4.13	5-12-2033	860,000	1,002,858
Meta Platforms, Inc.	5.25	5-15-2036	2,700,000	2,594,565
Meta Platforms, Inc.	5.63	11-15-2055	5,920,000	4,943,437
Wayfair LLC144A	6.75	11-15-2032	1,205,000	1,240,258
				13,572,661
Media: 1.53%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	5,895,000	4,915,723
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.50	8-15-2030	820,000	763,059
Charter Communications Operating LLC/Charter Communications Operating Capital	2.80	4-1-2031	3,025,000	2,651,987
Charter Communications Operating LLC/Charter Communications Operating Capital	3.85	4-1-2061	1,060,000	593,568
Charter Communications Operating LLC/Charter Communications Operating Capital	3.90	6-1-2052	1,410,000	857,294
Discovery Global Holdings, Inc.	4.28	3-15-2032	3,107,000	2,843,122
News Corp.144A	3.88	5-15-2029	650,000	628,037
Space Exploration Technologies Corp.144A	5.88	7-15-2036	5,380,000	5,063,548
Time Warner Cable LLC	5.50	9-1-2041	935,000	778,416
				19,094,754
Telecommunications: 2.11%
APLD ComputeCo 2 LLC144A	6.75	3-15-2031	2,250,000	2,163,758
AT&T, Inc.	3.55	9-15-2055	1,080,000	653,929
AT&T, Inc.	5.25	10-30-2036	2,430,000	2,325,680
AT&T, Inc.	5.70	11-1-2054	2,335,000	2,044,409
AT&T, Inc.	6.00	4-30-2056	3,000,000	2,736,750
AT&T, Inc.	6.20	10-30-2056	2,795,000	2,622,828
Beacon Point DC LLC144A	6.13	11-30-2042	2,605,000	2,469,436
HUT 8 DC LLC144A	6.19	11-15-2042	1,935,000	1,879,253
Level 3 Financing, Inc.144A	7.00	3-31-2034	2,145,000	2,194,120
Sopaipilla Investor LLC144A	7.53	11-30-2048	2,300,000	2,353,774
SV RNO Property Owner 1 LLC144A	5.88	3-1-2031	3,740,000	3,431,899
WULF Compute LLC144A	7.75	10-15-2030	1,430,000	1,486,557
				26,362,393
Consumer, cyclical: 3.00%
Airlines: 0.32%
American Airlines Pass-Through Trust Series 2015-1 Class A	3.38	5-1-2027	1,397,944	1,381,085
The accompanying notes are an integral part of these financial statements.
6 | Allspring Managed Account

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Airlines(continued)
Delta Air Lines, Inc./SkyMiles IP Ltd.144A	4.75%	10-20-2028	$1,560,000	$1,557,239
United Airlines Pass-Through Trust Series 2023-1 Class A	5.80	1-15-2036	497,440	506,508
United Airlines Pass-Through Trust Series 2024-1 Class A	5.88	2-15-2037	552,951	552,968
				3,997,800
Auto manufacturers: 0.74%
Ford Motor Credit Co. LLC	4.00	11-13-2030	4,000,000	3,741,240
Ford Motor Credit Co. LLC	5.13	11-5-2026	2,100,000	2,101,848
Ford Motor Credit Co. LLC	6.11	8-15-2033	2,195,000	2,192,717
Hyundai Capital America144A	5.80	4-1-2030	1,220,000	1,241,984
				9,277,789
Auto parts & equipment: 0.12%
Adient Global Holdings Ltd.144A	7.50	2-15-2033	1,470,000	1,522,288
Entertainment: 0.04%
Cinemark USA, Inc.144A	5.25	7-15-2028	510,000	508,796
Home builders: 0.34%
Century Communities, Inc.144A	6.63	9-15-2033	4,165,000	4,216,063
Housewares: 0.06%
Newell Brands, Inc.	6.38	5-15-2030	724,000	734,187
Leisure time: 0.49%
Carnival Corp. Ltd.144A	6.13	2-15-2033	5,815,000	5,827,153
NCL Corp. Ltd.144A	6.75	2-1-2032	330,000	321,084
				6,148,237
Retail: 0.78%
Advance Auto Parts, Inc.144A	7.38	8-1-2033	1,685,000	1,727,512
Macy’s Retail Holdings LLC144A	5.88	3-15-2030	836,000	833,308
Macy’s Retail Holdings LLC144A	6.13	3-15-2032	1,000,000	1,001,060
PetSmart LLC/PetSmart Finance Corp.144A	7.50	9-15-2032	2,610,000	2,634,169
QXO Building Products, Inc.144A	6.88	7-15-2034	3,445,000	3,483,894
				9,679,943
Toys/games/hobbies: 0.11%
Mattel, Inc.	5.45	11-1-2041	1,590,000	1,413,399
Consumer, non-cyclical: 2.06%
Commercial services: 0.94%
Block, Inc.144A	6.00	8-15-2033	1,350,000	1,348,002
Block, Inc.	6.50	5-15-2032	1,085,000	1,101,709
GEO Group, Inc.	8.63	4-15-2029	425,000	442,025
GEO Group, Inc.	10.25	4-15-2031	545,000	586,464
Global Payments, Inc.	4.88	11-15-2030	3,115,000	3,031,456
Global Payments, Inc.	4.88	3-17-2031	558,000	660,919
Global Payments, Inc.	5.20	11-15-2032	1,405,000	1,356,879
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 7

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Commercial services(continued)
Mobility Global, Inc.144A	5.45%	6-15-2031	$1,025,000	$1,021,105
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.	5.50	5-15-2033	820,000	931,992
Upbound Group, Inc.144A	6.38	2-15-2029	1,315,000	1,309,806
				11,790,357
Food: 0.15%
Mars, Inc.144A	5.70	5-1-2055	1,975,000	1,864,578
Healthcare-products: 0.40%
Abbott Laboratories	5.50	3-15-2056	2,155,000	2,018,136
Danaher Corp.	2.50	3-30-2030	335,000	376,041
Medline Borrower LP144A	3.88	4-1-2029	2,090,000	2,023,245
VSP Optical Group, Inc.144A	5.40	6-1-2033	510,000	504,094
				4,921,516
Healthcare-services: 0.16%
DaVita, Inc.144A	6.75	7-15-2033	1,945,000	1,990,280
Pharmaceuticals: 0.41%
AbbVie, Inc.	6.00	9-15-2056	1,215,000	1,208,257
Bayer U.S. Finance LLC144A	5.13	7-20-2031	500,000	495,710
Bayer U.S. Finance LLC144A	5.63	7-20-2036	600,000	588,096
EMD Finance LLC144A	4.63	10-15-2032	2,930,000	2,835,214
				5,127,277
Energy: 1.59%
Energy-alternate sources: 0.02%
TerraForm Power Operating LLC144A	4.75	1-15-2030	195,000	187,280
Oil & gas: 0.18%
APA Corp.	5.35	7-1-2049	60,000	51,552
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.00	2-1-2031	2,250,000	2,221,403
				2,272,955
Oil & gas services: 0.45%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.	5.00	6-15-2036	4,920,000	4,725,758
Schlumberger Holdings Corp.144A	4.85	5-15-2033	905,000	888,855
				5,614,613
Pipelines: 0.94%
Energy Transfer LP (5 Year Treasury Constant Maturity+4.02%)±	8.00	5-15-2054	805,000	843,785
Harvest Midstream I LP144A	6.75	5-15-2034	3,340,000	3,388,229
Harvest Midstream I LP144A	7.50	5-15-2032	690,000	715,026
Kinetik Holdings LP144A	6.63	12-15-2028	1,000,000	1,017,880
MPLX LP	5.30	4-1-2036	1,680,000	1,624,930
Prairie Acquiror LP144A	9.00	8-1-2029	710,000	734,743
The accompanying notes are an integral part of these financial statements.
8 | Allspring Managed Account

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Pipelines(continued)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00%	12-31-2030	$2,290,000	$2,286,771
Venture Global Calcasieu Pass LLC144A	6.25	1-15-2030	100,000	102,099
Venture Global LNG, Inc.144A	9.50	2-1-2029	410,000	440,980
Venture Global LNG, Inc. (5 Year Treasury Constant Maturity+5.44%)144Aʊ±	9.00	9-30-2029	595,000	602,515
				11,756,958
Financial: 6.72%
Banks: 1.13%
Citigroup, Inc. Series HH (5 Year Treasury Constant Maturity+3.00%)ʊ±	6.63	2-15-2031	4,700,000	4,755,225
Morgan Stanley Private Bank NA (U.S. SOFR+0.76%)±	4.21	2-8-2030	2,500,000	2,457,450
Morgan Stanley (U.S. SOFR+1.43%)±	5.61	7-17-2037	2,700,000	2,672,190
Morgan Stanley (U.S. SOFR+1.78%)±	5.90	3-13-2047	2,950,000	2,874,156
Pinnacle Financial Partners, Inc. (U.S. SOFR+1.70%)±	5.60	5-19-2032	1,365,000	1,348,456
				14,107,477
Diversified financial services: 1.36%
Ares Finance Co. II LLC144A	3.25	6-15-2030	1,155,000	1,072,868
Capital One Financial Corp. (U.S. SOFR+1.51%)±	5.40	1-30-2037	4,940,000	4,758,603
Citadel Finance LLC144A	5.15	2-14-2031	1,330,000	1,289,954
Computershare U.S., Inc.	1.13	10-7-2031	391,000	393,135
Equitable America Global Funding144A	4.95	6-9-2030	2,335,000	2,309,618
Franklin Templeton, Inc.	5.50	8-10-2036	1,200,000	1,176,048
HA Sustainable Infrastructure Capital, Inc.144A	5.95	7-15-2033	1,095,000	1,081,674
Intercontinental Exchange, Inc.	4.90	9-1-2031	1,065,000	1,060,602
Intercontinental Exchange, Inc.	5.40	9-1-2036	795,000	790,349
LSEG U.S. Fin Corp.144A	5.25	3-23-2036	2,000,000	1,942,820
PRA Group, Inc.144A	5.00	10-1-2029	930,000	893,683
United Wholesale Mortgage LLC144A	5.50	4-15-2029	215,000	202,610
				16,971,964
Insurance: 2.54%
Aspen Insurance Holdings Ltd.	5.75	7-1-2030	1,190,000	1,210,551
Asurion LLC/Asurion Co-Issuer, Inc.144A	8.00	12-31-2032	3,200,000	3,183,744
Athene Global Funding	0.37	9-10-2026	100,000	116,003
Athene Global Funding144A	5.03	7-17-2030	1,645,000	1,617,825
Athene Global Funding144A	5.54	8-22-2035	1,275,000	1,224,000
Cincinnati Financial Corp.	6.13	11-1-2034	1,075,000	1,097,994
Global Atlantic Fin Co. (5 Year Treasury Constant Maturity+3.55%)144A±	7.25	3-1-2056	2,090,000	2,014,969
Guardian Life Insurance Co. of America144A	4.85	1-24-2077	210,000	165,799
Jackson Financial, Inc.	6.15	1-15-2037	1,860,000	1,819,675
Lincoln Financial Global Funding144A	5.25	8-13-2031	3,000,000	2,977,740
MetLife, Inc. (5 Year Treasury Constant Maturity+1.82%)±	5.85	3-15-2056	2,945,000	2,855,884
New York Life Insurance Co.144A	3.75	5-15-2050	1,300,000	911,898
Northwestern Mutual Life Insurance Co.144A	6.05	6-30-2056	1,480,000	1,440,188
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 9

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Insurance(continued)
Protective Life Corp.144A	4.70%	1-15-2031	$2,615,000	$2,551,142
Protective Life Corp.144A	5.35	12-15-2035	845,000	810,414
Prudential Financial, Inc. (5 Year Treasury Constant Maturity+3.04%)±	3.70	10-1-2050	1,940,000	1,786,139
RenaissanceRe Holdings Ltd.	5.80	4-1-2035	1,700,000	1,708,262
RGA Global Funding144A	4.60	11-25-2030	1,675,000	1,634,197
RGA Global Funding144A	5.05	12-6-2031	2,235,000	2,205,610
Transatlantic Holdings, Inc.	8.00	11-30-2039	378,000	448,410
				31,780,444
Investment companies: 0.59%
Ares Capital Corp. BDC	5.10	1-15-2031	805,000	776,125
Ares Capital Corp. BDC	5.50	9-1-2030	2,000,000	1,967,700
Ares Capital Corp. BDC	5.88	3-1-2029	1,000,000	1,006,070
Ares Strategic Income Fund BDC	5.70	3-15-2028	1,110,000	1,113,563
Blue Owl Capital Corp. BDC	5.95	3-15-2029	2,500,000	2,496,900
				7,360,358
REITs: 1.10%
Blackstone Mortgage Trust, Inc.144A	7.75	12-1-2029	435,000	450,708
Essential Properties LP	5.40	12-1-2035	1,805,000	1,746,139
Iron Mountain Information Management Services, Inc.144A	5.00	7-15-2032	4,085,000	3,895,211
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	7.00	7-15-2031	130,000	134,354
Piedmont Operating Partnership LP	5.63	1-15-2033	1,935,000	1,900,808
Prologis Targeted U.S. Logistics Fund LP144A	4.63	3-15-2033	2,325,000	2,219,259
Realty Income Corp.	5.13	7-6-2034	558,000	680,662
Vornado Realty LP	5.75	2-1-2033	2,705,000	2,695,262
				13,722,403
Industrial: 0.68%
Building materials: 0.17%
Martin Marietta Materials, Inc.	5.63	8-15-2036	2,155,000	2,154,698
Electronics: 0.06%
Sensata Technologies, Inc.144A	6.63	7-15-2032	700,000	716,324
Engineering & construction: 0.11%
Jacobs Solutions, Inc.	4.75	3-3-2031	715,000	698,019
Jacobs Solutions, Inc.	5.38	3-3-2036	610,000	584,898
				1,282,917
Trucking & leasing: 0.34%
FTAI Aviation Investors LLC144A	7.00	6-15-2032	4,165,000	4,273,707
Technology: 0.98%
Computers: 0.06%
Hewlett Packard Enterprise Co.	5.60	10-15-2054	855,000	753,272
The accompanying notes are an integral part of these financial statements.
10 | Allspring Managed Account

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
IT consulting & other services: 0.19%
Booz Allen Hamilton, Inc.	5.90%	1-30-2034	$2,000,000	$1,969,460
Booz Allen Hamilton, Inc.	5.95	8-4-2033	365,000	366,902
				2,336,362
Semiconductors: 0.45%
Entegris, Inc.144A	4.75	4-15-2029	490,000	482,895
Foundry JV Holdco LLC144A	6.20	1-25-2037	3,065,000	3,143,709
Skyworks Solutions, Inc.	5.00	8-10-2028	2,000,000	1,999,320
				5,625,924
Software: 0.28%
AthenaHealth Group, Inc.144A	6.50	2-15-2030	1,335,000	1,304,762
Cloud Software Group LLC144A	8.25	6-30-2032	1,740,000	1,705,722
Rocket Software, Inc.144A	9.00	11-28-2028	550,000	561,528
				3,572,012
Utilities: 2.15%
Electric: 2.15%
Basin Electric Power Cooperative	5.85	10-15-2055	940,000	880,066
Dominion Energy, Inc. (5 Year Treasury Constant Maturity+2.21%)±	6.63	5-15-2055	1,875,000	1,883,813
Duke Energy Corp.	3.10	6-15-2028	335,000	387,107
Duke Energy Corp.	3.85	6-15-2034	726,000	820,179
Edison International (5 Year Treasury Constant Maturity+3.86%)±	8.13	6-15-2053	905,000	916,276
Entergy Corp. (5 Year Treasury Constant Maturity+1.88%)±	6.50	12-15-2056	1,000,000	997,810
Entergy Louisiana LLC	5.65	4-15-2056	895,000	831,920
Entergy Mississippi LLC	5.80	4-15-2055	450,000	426,645
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%)±	7.63	12-15-2054	2,630,000	2,716,658
Niagara Mohawk Power Corp.144A	6.00	7-3-2055	4,470,000	4,257,809
Pacific Gas & Electric Co.	6.10	10-15-2055	1,000,000	925,729
PacifiCorp	5.80	1-15-2055	825,000	748,894
PG&E Corp. (5 Year Treasury Constant Maturity+3.88%)±	7.38	3-15-2055	3,630,000	3,648,440
Public Service Co. of Colorado	6.20	8-15-2056	1,725,000	1,723,137
Public Service Co. of Oklahoma Series O	5.40	2-15-2034	770,000	767,028
San Diego Gas & Electric Co. Series EEEE	5.95	3-15-2056	805,000	776,817
Sempra (5 Year Treasury Constant Maturity+2.35%)±	6.63	4-1-2055	75,000	75,200
Southern California Edison Co.	5.75	4-15-2054	340,000	302,284
Virginia Electric & Power Co.	5.65	8-15-2036	1,650,000	1,653,762
Virginia Electric & Power Co.	6.30	8-15-2056	2,125,000	2,144,933
				26,884,507
Total corporate bonds and notes (Cost $284,221,938)				279,346,706
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 11

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal		Value
Foreign corporate bonds and notes: 3.40%
Basic materials: 0.04%
Chemicals: 0.04%
INEOS Finance PLC	6.63%	5-15-2028	EUR	477,000	$558,320
Communications: 1.14%
Media: 0.24%
Ziggo BV	2.88	1-15-2030	EUR	2,700,000	2,922,484
Telecommunications: 0.90%
British Telecommunications Ltd.	3.13	2-11-2032	EUR	542,000	604,686
British Telecommunications Ltd. (UK Gilts 5 Year+3.82%)±	8.38	12-20-2083	GBP	600,000	855,339
Chorus Ltd.	3.53	11-26-2032	EUR	1,619,000	1,823,079
Chorus Ltd.	3.63	9-7-2029	EUR	279,000	324,322
FiberCop SpA	1.63	1-18-2029	EUR	1,710,000	1,927,258
Koninklijke KPN NV	3.88	7-3-2031	EUR	300,000	350,061
SES SA (EURIBOR ICE Swap Rate 11:00am+3.23%)±	5.50	9-12-2054	EUR	1,820,000	2,105,987
Telefonaktiebolaget LM Ericsson	1.00	5-26-2029	EUR	140,000	151,870
Telefonica Europe BV (EUR Swap Annual (vs. 6 Month EURIBOR) 7 Year+3.35%)ʊ±	6.14	2-3-2030	EUR	1,100,000	1,334,869
VMED O2 U.K. Financing I PLC	5.63	4-15-2032	EUR	1,810,000	1,796,273
					11,273,744
Consumer, cyclical: 0.39%
Apparel: 0.10%
Birkenstock Group BV & Co. KG	4.50	6-15-2033	EUR	1,100,000	1,276,273
Auto manufacturers: 0.19%
RCI Banque SA	3.63	11-3-2032	EUR	1,700,000	1,890,495
Traton Finance Luxembourg SA	3.88	11-13-2031	EUR	400,000	458,933
					2,349,428
Entertainment: 0.01%
Universal Music Group NV	4.00	6-13-2031	EUR	140,000	163,610
Leisure time: 0.09%
TUI AG	5.88	3-15-2029	EUR	900,000	1,075,178
Consumer, non-cyclical: 0.36%
Agriculture: 0.07%
BAT Netherlands Finance BV	5.38	2-16-2031	EUR	770,000	945,740
Commercial services: 0.14%
Nexi SpA	2.13	4-30-2029	EUR	558,000	622,504
Rentokil Initial Finance BV	3.88	6-27-2027	EUR	586,000	683,554
Transurban Finance Co. Pty. Ltd.	4.23	4-26-2033	EUR	363,000	426,521
					1,732,579
The accompanying notes are an integral part of these financial statements.
12 | Allspring Managed Account

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal		Value
Food: 0.15%
Iceland Bondco PLC144A	6.63%	8-15-2033	EUR	1,100,000	$1,293,101
Market Bidco Finco PLC	5.50	11-4-2027	GBP	400,000	541,789
					1,834,890
Energy: 0.11%
Oil & gas: 0.11%
Aker BP ASA	1.13	5-12-2029	EUR	930,000	1,011,019
Repsol International Finance BV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+2.77%)ʊ±	2.50	12-22-2026	EUR	307,000	355,112
					1,366,131
Financial: 0.62%
Banks: 0.35%
ABN AMRO Bank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.90%)ʊ±	4.75	9-22-2027	EUR	1,000,000	1,167,996
BAWAG Group AG (EURIBOR ICE Swap Rate 11:00am+5.05%)ʊ±	7.25	9-18-2029	EUR	1,000,000	1,225,830
CaixaBank SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.55%)±	6.25	2-23-2033	EUR	300,000	358,901
Credit Agricole SA (EURIBOR ICE Swap Rate 11:00am+4.44%)ʊ±	7.25	9-23-2028	EUR	200,000	244,831
KBC Group NV (EURIBOR ICE Swap Rate 11:00am+4.93%)ʊ±	8.00	9-5-2028	EUR	600,000	744,579
Luminor Bank AS (3 Month EURIBOR+1.28%)±	4.27	5-27-2031	EUR	300,000	348,775
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am+5.20%)±	7.38	12-20-2032	EUR	200,000	240,411
UBS Group AG (EURIBOR ICE Swap Rate 11:00am+4.95%)±	7.75	3-1-2029	EUR	19,000	23,430
					4,354,753
Insurance: 0.06%
Assicurazioni Generali SpA	2.43	7-14-2031	EUR	168,000	182,269
AXA SA	3.63	1-10-2033	EUR	558,000	642,816
					825,085
Real estate: 0.21%
Aroundtown SA	3.50	5-13-2030	EUR	1,300,000	1,465,258
Castellum AB (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.45%)ʊ±	3.13	12-2-2026	EUR	1,000,000	1,155,544
					2,620,802
Government securities: 0.07%
Multi-national: 0.07%
Banque Ouest Africaine de Developpement	2.75	1-22-2033	EUR	877,000	867,649
Technology: 0.15%
Computers: 0.15%
Almaviva-The Italian Innovation Co. SpA144A	5.00	10-30-2030	EUR	1,579,000	1,811,711
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 13

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal		Value
Utilities: 0.52%
Electric: 0.26%
Enel Finance International NVøø	0.75%	6-17-2030	EUR	558,000	$582,384
Iberdrola Finanzas SA (EURIBOR ICE Swap Rate 11:00am+1.36%)ʊ±	3.75	8-5-2031	EUR	1,500,000	1,686,814
Vattenfall AB (UK Gilts 5 Year+1.90%)±	2.50	6-29-2083	GBP	800,000	1,031,531
					3,300,729
Gas: 0.17%
APA Infrastructure Ltd.	2.00	7-15-2030	EUR	670,000	727,738
Centrica PLC (UK Gilts 5 Year+2.51%)±	6.50	5-21-2055	GBP	1,000,000	1,367,111
					2,094,849
Water: 0.09%
Holding d’Infrastructures des Metiers de l’Environnement SAS	4.88	10-24-2029	EUR	945,000	1,123,964
Total foreign corporate bonds and notes (Cost $41,475,070)					42,497,919
Foreign government bonds: 10.47%
Australia: 1.25%
Australia	2.25	5-21-2028	AUD	22,745,000	15,650,034
Belgium: 0.49%
Kingdom of Belgium144A	3.40	6-22-2036	EUR	5,525,000	6,173,886
Brazil: 1.42%
Brazil	10.00	1-1-2029	BRL	31,000,000	5,544,518
Brazil	10.00	1-1-2031	BRL	72,900,000	12,198,798
					17,743,316
Colombia: 1.03%
Colombia TES	5.75	11-3-2027	COP	44,250,000,000	12,835,759
France: 1.24%
French Republic144A	2.40	9-24-2028	EUR	8,095,000	9,269,788
French Republic144A	2.70	2-25-2031	EUR	5,470,000	6,163,320
					15,433,108
Germany: 1.23%
Bundesobligation	2.50	4-16-2031	EUR	5,430,000	6,163,157
Bundesschatzanweisungen	2.50	6-14-2028	EUR	2,615,000	3,015,491
Bundesschatzanweisungen	2.70	9-13-2028	EUR	5,350,000	6,186,574
					15,365,222
Italy: 0.50%
Italy	2.20	2-28-2028	EUR	5,410,000	6,206,690
The accompanying notes are an integral part of these financial statements.
14 | Allspring Managed Account

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal		Value
Mexico: 0.47%
Mexico	8.50%	2-28-2030	MXN	99,715,000	$5,906,473
Norway: 0.49%
Norway144A	2.00	4-26-2028	NOK	60,000,000	6,160,696
South Africa: 0.52%
Republic of South Africa	10.50	12-21-2027	ZAR	100,300,000	6,462,923
South Korea: 0.13%
Korea	2.75	9-10-2045	KRW	2,750,000,000	1,596,431
Sweden: 0.48%
Sweden	2.50	10-15-2036	SEK	61,100,000	6,047,641
United Kingdom: 1.22%
U.K. Gilts	4.38	3-7-2028	GBP	6,765,000	9,162,438
U.K. Gilts	4.38	3-7-2030	GBP	4,466,000	6,015,858
					15,178,296
Total foreign government bonds (Cost $129,011,976)					130,760,475

	Shares
Investment companies: 5.33%
Exchange-traded funds: 5.33%
iShares Broad USD High Yield Corporate Bond ETF	386,587	14,272,792
State Street SPDR Portfolio High Yield Bond ETF	637,354	14,882,216
Vanguard Intermediate-Term Corporate Bond ETF	324,181	26,287,837
Vanguard Short-Term Corporate Bond ETF	140,957	11,069,353
Total investment companies (Cost $67,127,578)		66,512,198

			Principal
Loans: 0.02%
Consumer, cyclical: 0.00%
Airlines: 0.00%
Vista Management Holding, Inc. (U.S. SOFR 3 Month+3.75%)±	7.48	4-1-2031	$58,801	59,022
Consumer, non-cyclical: 0.01%
Healthcare-services: 0.01%
Modivcare Buyer LLC (U.S. SOFR 3 Month+5.00%)±	8.73	12-30-2032	167,754	141,752
Energy: 0.01%
Pipelines: 0.01%
Prairie Acquiror LP (U.S. SOFR 1 Month+3.25%)±	6.94	8-1-2029	97,769	98,380
Total loans (Cost $322,980)				299,154
Non-agency mortgage-backed securities: 10.25%
1345 Trust Series 2025-AOA Class A (U.S. SOFR 1 Month+1.60%)144A±	5.24	6-15-2042	2,000,000	2,003,957
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 15

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
A&D Mortgage Trust Series 2024-NQM4 Class A1144A	5.46%	8-25-2069	$1,356,822	$1,351,937
A&D Mortgage Trust Series 2025-NQM3 Class A1144A±±	5.37	8-25-2070	2,640,553	2,623,877
A&D Mortgage Trust Series 2026-NQM1 Class A1144A±±	4.91	2-25-2071	995,748	979,052
A&D Mortgage Trust Series 2026-NQM4 Class A1144A±±	5.57	6-25-2071	6,880,851	6,848,739
Ajax Mortgage Loan Trust Series 2021-E Class A1144A±±	1.74	12-25-2060	1,551,891	1,343,393
Angel Oak Mortgage Trust Series 2020-R1 Class A1144A±±	0.99	4-25-2053	406,469	383,483
Angel Oak Mortgage Trust Series 2024-10 Class A1144A±±	5.35	10-25-2069	2,805,385	2,794,513
Angel Oak Mortgage Trust Series 2024-8 Class A1144A±±	5.34	5-27-2069	1,349,566	1,344,188
BAHA Trust Series 2024-MAR Class B144A±±	7.07	12-10-2041	3,655,000	3,721,863
Bank Series 2022-BNK44 Class A5±±	5.92	11-15-2055	4,215,000	4,327,791
BBCMS Mortgage Trust Series 2025-5C37 Class C±±	6.00	9-15-2058	3,490,000	3,468,902
Benchmark Mortgage Trust Series 2022-B33 Class A5±±	3.46	3-15-2055	475,000	430,298
BHMS Commercial Mortgage Trust Series 2025-ATLS Class B (U.S. SOFR 1 Month+2.55%)144A±	6.19	8-15-2042	3,140,000	3,144,946
BMO Mortgage Trust Series 2024-C8 Class AS±±	5.91	3-15-2057	1,115,000	1,132,609
BOCA Commercial Mortgage Trust Series 2025-BOCA Class C (U.S. SOFR 1 Month+2.15%)144A±	5.79	12-15-2042	995,000	996,176
BRAVO Residential Funding Trust Series 2024-NQM1 Class A1144A±±	5.94	12-1-2063	3,076,857	3,075,086
Brean Asset-Backed Securities Trust Series 2025-RM13 Class A1144A	4.25	10-25-2065	3,471,301	3,328,241
BX Trust Series 2019-OC11 Class A144A	3.20	12-9-2041	250,000	234,759
BX Trust Series 2024-BIO Class C (U.S. SOFR 1 Month+2.64%)144A±	6.28	2-15-2041	750,000	745,344
BX Trust Series 2025-DELC Class C (U.S. SOFR 1 Month+2.20%)144A±	5.84	12-15-2042	4,010,000	4,013,450
CHNGE Mortgage Trust Series 2022-2 Class A1144A±±	4.76	3-25-2067	781,621	747,805
CHNGE Mortgage Trust Series 2023-4 Class A1144A±±	7.57	9-25-2058	95,719	95,605
Cityfed Mortgage Trust Series 2026-WEST Class B (U.S. SOFR 1 Month+2.21%)144A±	5.86	9-15-2043	3,325,000	3,312,386
CONE Commercial Mortgage Trust Series 2026-ACD6 Class B144A±±	6.51	7-15-2043	2,350,000	2,315,905
CSMC Trust Series 2014-USA Class A1144A	3.30	9-15-2037	1,178,907	1,083,664
CSMC Trust Series 2018-RPL9 Class A144A±±	3.85	9-25-2057	894,728	859,509
DBSG Mortgage Trust Series 2024-ALTA Class A144A±±	6.14	6-10-2037	1,615,000	1,619,593
Durst Commercial Mortgage Trust Series 2025-151 Class D144A±±	7.02	8-10-2042	1,000,000	1,022,899
EFMT Series 2025-NQM3 Class A1144A±±	5.49	8-25-2070	2,812,542	2,801,814
FREMF Mortgage Trust Series 2019-KF70 Class B (30 Day Average U.S. SOFR+2.41%)144A±	6.03	9-25-2029	65,831	65,144
FREMF Mortgage Trust Series 2020-KF76 Class B (30 Day Average U.S. SOFR+2.86%)144A±	6.48	1-25-2030	60,132	58,968
FS Commercial Mortgage Trust Series 2026-PALM Class A (U.S. SOFR 1 Month+1.40%)144A±	5.04	7-15-2041	1,835,000	1,837,014
FS Trust Series 2026-HULA Class B (U.S. SOFR 1 Month+1.65%)144A±	5.29	3-15-2041	3,455,000	3,461,603
The accompanying notes are an integral part of these financial statements.
16 | Allspring Managed Account

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
FS Trust Series 2026-ORL Class B (U.S. SOFR 1 Month+1.55%)144A±	5.19%	2-15-2041	$745,000	$745,609
GCAT Trust Series 2026-NQM2 Class A1144A±±	5.45	2-25-2071	2,631,729	2,613,555
Harvest Commercial Capital Loan Trust Series 2024-1 Class A	6.16	10-25-2056	232,652	234,738
HAVN Trust Series 2025-MOB Class A (U.S. SOFR 1 Month+1.70%)144A±	5.34	10-15-2035	2,450,000	2,448,470
Hawaii Hotel Trust Series 2025-MAUI Class B (U.S. SOFR 1 Month+1.74%)144A±	5.38	3-15-2042	3,700,000	3,706,074
Imperial Fund Mortgage Trust Series 2021-NQM1 Class A1144A±±	1.07	6-25-2056	81,773	71,204
Imperial Fund Mortgage Trust Series 2021-NQM2 Class A2144A±±	1.36	9-25-2056	361,597	309,734
JPMorgan Mortgage Trust Series 2020-1 Class A15144A±±	3.50	6-25-2050	62,379	54,272
JPMorgan Mortgage Trust Series 2025-4 Class A4A144A±±	5.50	11-25-2055	2,688,158	2,679,042
JPMorgan Mortgage Trust Series 2025-7MPR Class A1D144A±±	5.32	2-25-2056	1,242,541	1,234,609
MCR Mortgage Trust Series 2024-HF1 Class A (U.S. SOFR 1 Month+1.79%)144A±	5.43	12-15-2041	1,529,574	1,531,101
MFA Trust Series 2020-NQM3 Class M1144A±±	2.65	1-26-2065	900,000	830,297
MFA Trust Series 2021-INV1 Class A2144A±±	1.06	1-25-2056	97,706	95,569
MFA Trust Series 2021-NQM1 Class A1144A±±	1.15	4-25-2065	54,892	50,971
Mill City Mortgage Loan Trust Series 2021-NMR1 Class B2144A±±	2.50	11-25-2060	1,980,000	1,510,018
Mill City Mortgage Loan Trust Series 2026-R1 Class A1144A±±	5.46	10-25-2062	5,708,042	5,660,958
MOO Securitization Trust Series 2026-RM2 Class A1144A±±	4.75	6-25-2066	1,310,000	1,250,580
Morgan Stanley Capital I Trust Series 2014-150E Class A144A	3.91	9-9-2032	3,200,000	3,033,984
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM5 Class A1144A±±	5.44	7-25-2070	2,474,844	2,462,994
New Residential Mortgage Loan Trust Series 2018-4A Class A1M (U.S. SOFR 1 Month+1.01%)144A±	4.68	1-25-2048	49,490	49,044
New Residential Mortgage Loan Trust Series 2022-NQM1 Class A1144A±±	2.28	4-25-2061	294,492	255,368
PFDR Trust Series 2026-DLVR Class B (U.S. SOFR 1 Month+2.10%)144A±	5.74	6-15-2043	2,305,000	2,309,228
PRKCM Trust Series 2022-AFC1 Class A1A144A±±	5.10	4-25-2057	1,137,416	1,123,848
PRPM LLC Series 2024-NQM3 Class A1144A±±	5.23	8-25-2069	1,969,038	1,958,051
ROCK Trust Series 2024-CNTR Class C144A	6.47	11-13-2041	1,750,000	1,777,951
SFAVE Commercial Mortgage Securities Trust Series 2015- 5AVE Class D144A±±	4.53	1-5-2043	700,000	523,320
SG Residential Mortgage Trust Series 2021-1 Class A2144A±±	1.36	7-25-2061	1,411,957	1,160,244
SPGN Trust Series 2026-TFLM Class C (U.S. SOFR 1 Month+1.80%)144A±	5.44	2-15-2041	3,365,000	3,354,545
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 17

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
Starwood Mortgage Residential Trust Series 2020-INV1 Class A1144A±±	1.03%	11-25-2055	$16,570	$15,943
SWCH Commercial Mortgage Trust Series 2025-DATA Class C (U.S. SOFR 1 Month+2.09%)144A±	5.73	2-15-2042	4,000,000	3,952,959
Towd Point Mortgage Trust Series 2019-HY3 Class A2 (U.S. SOFR 1 Month+1.41%)144A±	5.08	10-25-2059	150,000	150,383
Towd Point Mortgage Trust Series 2020-4 Class A2144A	2.50	10-25-2060	350,000	279,191
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02	4-25-2064	123,485	117,729
Verus Securitization Trust Series 2021-R3 Class A2144A±±	1.28	4-25-2064	26,028	24,870
Verus Securitization Trust Series 2024-4 Class A1144A±±	6.22	6-25-2069	1,283,248	1,288,707
Verus Securitization Trust Series 2024-9 Class M1144A±±	6.20	11-25-2069	5,000,000	4,993,482
Visio Trust Series 2026-1 Class A1144A±±	5.60	8-25-2061	5,585,845	5,564,253
Wells Fargo Commercial Mortgage Trust Series 2025- NYCH Class A (U.S. SOFR 1 Month+1.74%)144A±	5.38	6-15-2042	1,000,000	995,614
Total non-agency mortgage-backed securities (Cost $128,873,080)				127,993,022
U.S. Treasury securities: 10.57%
U.S. Treasury Bonds	4.38	8-15-2043	1,000,000	909,062
U.S. Treasury Bonds	4.63	11-15-2044	470,000	437,173
U.S. Treasury Bonds##	4.63	11-15-2045	28,681,000	26,552,332
U.S. Treasury Bonds	4.63	2-15-2046	16,611,000	15,367,770
U.S. Treasury Bonds	4.63	5-15-2054	9,325,000	8,456,609
U.S. Treasury Bonds	4.75	11-15-2043	2,265,000	2,152,812
U.S. Treasury Bonds	4.75	2-15-2045	30,000	28,317
U.S. Treasury Bonds	4.75	11-15-2053	580,000	536,319
U.S. Treasury Bonds	4.75	5-15-2055	10,729,000	9,927,678
U.S. Treasury Bonds##	5.00	5-15-2045	21,575,000	20,988,430
U.S. Treasury Notes	3.50	1-31-2028	14,425,000	14,267,227
U.S. Treasury Notes	3.63	9-30-2030	1,175,000	1,138,557
U.S. Treasury Notes	4.13	7-15-2029	2,695,000	2,674,998
U.S. Treasury Notes	4.13	5-31-2031	835,000	822,084
U.S. Treasury Notes	4.13	6-30-2031	1,810,000	1,781,436
U.S. Treasury Notes	4.38	7-31-2031	1,940,000	1,929,845
U.S. Treasury Notes	4.38	5-15-2036	16,093,000	15,640,384
U.S. Treasury Notes	4.63	8-15-2036	8,458,000	8,377,385
Total U.S. Treasury securities (Cost $138,147,988)				131,988,418
Yankee corporate bonds and notes: 8.45%
Communications: 0.75%
Media: 0.01%
VZ Secured Financing BV144A	5.00	1-15-2032	195,000	164,485
Telecommunications: 0.74%
Rogers Communications, Inc. (5 Year Treasury Constant Maturity+2.62%)±	7.13	4-15-2055	2,675,000	2,690,996
The accompanying notes are an integral part of these financial statements.
18 | Allspring Managed Account

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Telecommunications(continued)
Rogers Communications, Inc. (5 Year Treasury Constant Maturity+2.84%)±	6.88%	7-31-2056	$2,675,000	$2,682,115
TELUS Corp. (5 Year Treasury Constant Maturity+2.52%)±	6.63	6-9-2056	1,920,000	1,850,938
TELUS Corp. (5 Year Treasury Constant Maturity+2.71%)±	7.00	10-15-2055	1,995,000	1,981,973
				9,206,022
Consumer, cyclical: 0.45%
Apparel: 0.04%
Gildan Activewear, Inc.144A	5.40	10-7-2035	580,000	555,443
Leisure time: 0.41%
Royal Caribbean Cruises Ltd.	5.25	2-27-2038	765,000	719,429
Royal Caribbean Cruises Ltd.144A	5.63	9-30-2031	330,000	330,300
Royal Caribbean Cruises Ltd.144A	6.00	2-1-2033	4,035,000	4,056,426
				5,106,155
Consumer, non-cyclical: 0.35%
Beverages: 0.11%
Becle SAB de CV144A	2.50	10-14-2031	1,660,000	1,420,711
Cosmetics/Personal Care: 0.24%
Perrigo Finance Unlimited Co.	6.13	9-30-2032	3,000,000	2,940,330
Energy: 1.19%
Oil & gas: 0.98%
BP Capital Markets PLC (5 Year Treasury Constant Maturity+2.15%)ʊ±	6.45	12-1-2033	850,000	872,134
BP Capital Markets PLC (5 Year Treasury Constant Maturity+4.40%)ʊ±	4.88	3-22-2030	1,635,000	1,596,839
Eni SpA144A	5.25	5-18-2036	1,135,000	1,096,660
Eni SpA144A	6.00	5-18-2056	575,000	548,912
Harbour Energy Finance 2 PLC144A	5.93	8-19-2033	955,000	951,591
Harbour Energy Finance 2 PLC144A	6.33	4-1-2035	4,730,000	4,774,083
Santos Finance Ltd.144A	5.75	11-13-2035	2,445,000	2,412,115
				12,252,334
Pipelines: 0.21%
Enbridge, Inc. (5 Year Treasury Constant Maturity+3.71%)±	7.38	1-15-2083	2,000,000	2,030,800
Enbridge, Inc. (5 Year Treasury Constant Maturity+4.42%)±	7.63	1-15-2083	15,000	16,101
South Bow Canadian Infrastructure Holdings Ltd. (5 Year Treasury Constant Maturity+3.95%)±	7.63	3-1-2055	545,000	565,868
				2,612,769
Financial: 4.90%
Banks: 3.52%
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.07%)144Aʊ±	8.38	5-20-2031	700,000	717,605
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 19

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.64%)144Aʊ±	5.88%	1-24-2027	$2,200,000	$2,191,508
Bancolombia SA (5 Year Treasury Constant Maturity+4.32%)±	8.63	12-24-2034	1,176,000	1,249,500
Bank of Ireland Group PLC (U.S. SOFR+1.16%)144A±	5.00	11-12-2032	1,410,000	1,387,200
Bank of Montreal Series J (U.S. SOFR+0.89%)±	4.34	3-19-2030	1,080,000	1,067,008
Bank of Montreal Series J (U.S. SOFR+0.96%)±	4.88	6-2-2032	1,150,000	1,134,073
Bank of Montreal Series J (U.S. SOFR+1.21%)±	5.30	6-2-2037	2,305,000	2,252,469
Barclays PLC (U.S. SOFR+1.51%)±	5.21	2-24-2037	1,495,000	1,417,335
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico144A	5.40	6-3-2031	1,000,000	992,900
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero (5 Year Treasury Constant Maturity+4.31%)144A±	5.88	9-13-2034	700,000	687,085
BNP Paribas SA (5 Year Treasury Constant Maturity+2.85%)144Aʊ±	6.88	12-15-2033	4,985,000	4,882,608
BNP Paribas SA (5 Year Treasury Constant Maturity+3.73%)144Aʊ±	8.00	8-22-2031	240,000	252,665
Canadian Imperial Bank of Commerce (U.S. SOFR+0.79%)±	4.28	1-29-2030	2,320,000	2,284,226
Commonwealth Bank of Australia (1 Year Treasury Constant Maturity+1.32%)144A±	5.93	3-14-2046	1,845,000	1,790,812
Credit Agricole SA (U.S. SOFR+1.13%)144A±	5.19	8-1-2032	2,000,000	1,977,180
Credit Agricole SA (U.S. SOFR+1.46%)144A±	5.22	5-27-2031	4,230,000	4,218,325
Danske Bank AS (1 Year Treasury Constant Maturity+1.40%)144A±	5.71	3-1-2030	1,020,000	1,035,983
DNB Bank ASA (U.S. SOFR+1.13%)144A±	4.83	3-30-2032	3,475,000	3,418,531
HSBC Holdings PLC (U.S. SOFR+1.57%)±	5.24	5-13-2031	2,495,000	2,497,795
Lloyds Banking Group PLC (1 Year Treasury Constant Maturity+0.80%)±	5.20	8-17-2032	2,380,000	2,371,646
National Australia Bank Ltd. (5 Year Treasury Constant Maturity+1.70%)144A±	3.35	1-12-2037	2,000,000	1,785,360
Royal Bank of Canada (U.S. SOFR+0.84%)±	4.40	4-17-2030	1,260,000	1,242,851
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88	2-12-2027	665,000	662,579
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+3.63%)144Aʊ±	6.85	9-10-2029	2,390,000	2,434,287
				43,951,531
Diversified financial services: 0.86%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (5 Year Treasury Constant Maturity+2.72%)±	6.95	3-10-2055	3,015,000	3,089,652
Avolon Holdings Funding Ltd.144A	2.75	2-21-2028	815,000	789,971
Avolon Holdings Funding Ltd.144A	5.75	3-1-2029	1,500,000	1,519,920
Avolon Holdings Funding Ltd.144A	5.75	11-15-2029	1,685,000	1,709,584
Brookfield Asset Management Ltd.	5.30	1-15-2036	900,000	862,326
Brookfield Asset Management Ltd.	6.08	9-15-2055	525,000	510,106
The accompanying notes are an integral part of these financial statements.
20 | Allspring Managed Account

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Diversified financial services(continued)
Brookfield Finance, Inc.	5.33%	1-15-2036	$2,300,000	$2,219,983
Unifin Financiera SAB de CV144A†	9.88	1-28-2029	250,000	13,220
				10,714,762
Insurance: 0.43%
Allianz SE (5 Year Treasury Constant Maturity+2.77%)144A±	5.60	9-3-2054	2,200,000	2,153,448
Allianz SE (5 Year Treasury Constant Maturity+3.23%)144A±	6.35	9-6-2053	480,000	492,465
Sompo Holdings, Inc. (1 Year Treasury Constant Maturity+2.13%)144A±	5.41	4-22-2037	2,800,000	2,674,308
				5,320,221
Savings & loans: 0.09%
Nationwide Building Society (U.S. SOFR+1.42%)144A±	5.52	7-14-2037	1,200,000	1,169,820
Government securities: 0.39%
Multi-national: 0.39%
African Export-Import Bank144A	3.80	5-17-2031	2,635,000	2,390,393
African Export-Import Bank144A	6.25	1-23-2032	1,000,000	1,000,610
Banque Ouest Africaine de Developpement144A	4.70	10-22-2031	935,000	856,460
Banque Ouest Africaine de Developpement144A	5.00	7-27-2027	600,000	597,540
				4,845,003
Industrial: 0.27%
Engineering & construction: 0.20%
CIMIC Finance Ltd.144A	6.00	4-22-2036	1,500,000	1,465,125
WSP Global, Inc.144A	5.71	9-18-2036	1,045,000	1,007,505
				2,472,630
Packaging & containers: 0.07%
Trivium Packaging Finance BV144A	8.25	7-15-2030	910,000	963,772
Utilities: 0.15%
Electric: 0.15%
Comision Federal de Electricidad144A	3.35	2-9-2031	1,210,000	1,093,477
Empresa Distribuidora Y Comercializadora Norte144A	9.50	4-28-2033	735,000	724,159
				1,817,636
Total yankee corporate bonds and notes (Cost $107,109,727)				105,513,624
Yankee government bonds: 2.46%
Argentina: 0.37%
City of Buenos Aires144A	7.05	5-13-2036	200,000	195,794
City of Buenos Aires144A	7.80	11-26-2033	1,895,000	1,959,695
Province of Santa Fe144A	8.10	12-11-2034	2,500,000	2,481,475
				4,636,964
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 21

Portfolio of investments—August 31, 2026

	Interest rate	Maturity date	Principal	Value
Bermuda: 0.04%
Bermuda144A	3.38%	8-20-2050	$675,000	$445,655
Israel: 0.65%
Israel	4.50	1-13-2031	3,990,000	3,885,183
Israel	5.75	3-12-2054	2,650,000	2,425,492
Israel	5.88	1-13-2056	2,000,000	1,869,740
				8,180,415
Ivory Coast: 0.20%
Ivory Coast144A	8.25	1-30-2037	2,285,000	2,486,469
Mexico: 0.86%
Mexico	4.75	3-8-2044	500,000	390,005
Mexico	5.63	9-22-2035	1,175,000	1,125,756
Mexico	6.13	2-9-2038	2,125,000	2,047,076
Mexico	6.25	8-27-2037	2,340,000	2,297,997
Mexico	6.35	2-9-2035	2,605,000	2,631,076
Mexico	6.75	2-9-2056	465,000	437,440
Mexico	3.77	5-24-2061	3,120,000	1,788,696
				10,718,046
Panama: 0.14%
Panama	2.25	9-29-2032	2,055,000	1,704,540
Trinidad and Tobago: 0.20%
Trinidad & Tobago144A	6.50	1-28-2036	2,500,000	2,536,700
Total yankee government bonds (Cost $30,958,917)				30,708,789

	Yield	Shares
Short-term investments: 7.26%
Investment companies: 3.26%
Allspring Government Money Market Fund Select Class♠∞##	3.60	40,750,981	40,750,981

				Principal
U.S. Treasury securities: 4.00%
U.S. Treasury Bills☼##		0.00	9-1-2026	$25,000,000	24,997,485
U.S. Treasury Bills☼##		3.49	9-24-2026	25,000,000	24,941,793
					49,939,278
Total short-term investments (Cost $90,692,954)					90,690,259
Total investments in securities (Cost $1,379,680,610)	109.31%				1,365,341,142
Other assets and liabilities, net	(9.31)				(116,232,945)
Total net assets	100.00%				$1,249,108,197

The accompanying notes are an integral part of these financial statements.
22 | Allspring Managed Account

Portfolio of investments—August 31, 2026

%%	The security is purchased on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
†	Non-income-earning security
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
☼	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:
AUD	Australian dollar
BDC	Business Development Company
BRL	Brazilian real
CLP	Chilean peso
COP	Colombian peso
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLB	Federal Home Loan Bank
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
KRW	Republic of Korea won
MXN	Mexican peso
NOK	Norwegian krone
REIT	Real estate investment trust
SEK	Swedish krona
SOFR	Secured Overnight Financing Rate
ZAR	South African rand
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$27,424,938	$591,520,251	$(578,194,208)	$0	$0	$40,750,981	40,750,981	$1,166,144
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	11,209,382	COP	39,340,000,000	Morgan Stanley, Inc.	9-2-2026	$0	$(991,905)
USD	1,196,714	COP	3,886,450,000	Morgan Stanley, Inc.	9-2-2026	0	(8,667)
COP	43,226,450,000	USD	14,056,011	Morgan Stanley, Inc.	9-2-2026	0	(649,343)
USD	11,991,345	BRL	61,235,000	State Street Bank & Trust Co.	9-4-2026	177,589	0
BRL	61,235,000	USD	11,744,567	State Street Bank & Trust Co.	9-4-2026	69,188	0
USD	1,392,992	GBP	1,035,000	State Street Bank & Trust Co.	9-16-2026	0	(9,444)
USD	17,861,721	GBP	13,252,000	Bank of New York Mellon Corp.	9-16-2026	0	(94,883)
USD	2,861,972	ZAR	46,665,000	Bank of New York Mellon Corp.	9-18-2026	0	(32,321)
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 23

Portfolio of investments—August 31, 2026

Forward foreign currency contracts (continued)
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
ZAR	46,665,000	USD	2,857,904	Bank of New York Mellon Corp.	9-18-2026	$36,390	$0
USD	5,769,879	MXN	101,480,000	Bank of New York Mellon Corp.	9-30-2026	0	(187,831)
USD	85,865,199	EUR	74,290,000	Bank of New York Mellon Corp.	10-5-2026	0	(537,073)
USD	1,266,894	EUR	1,095,000	State Street Bank & Trust Co.	10-5-2026	0	(6,635)
USD	1,284,272	EUR	1,111,000	Bank of New York Mellon Corp.	10-5-2026	0	(7,866)
USD	2,556,938	CLP	2,370,000,000	State Street Bank & Trust Co.	10-8-2026	17,027	0
CLP	2,370,000,000	USD	2,580,154	State Street Bank & Trust Co.	10-8-2026	0	(40,243)
USD	538,078	AUD	770,000	Morgan Stanley, Inc.	10-20-2026	0	(13,286)
USD	14,615,758	AUD	20,920,000	Bank of New York Mellon Corp.	10-20-2026	0	(364,165)
USD	213,042	SEK	2,060,000	Morgan Stanley, Inc.	10-20-2026	0	(2,621)
USD	6,056,281	SEK	57,920,000	Bank of New York Mellon Corp.	10-20-2026	0	(7,412)
USD	11,605,231	BRL	61,235,000	State Street Bank & Trust Co.	11-3-2026	0	(63,580)
USD	13,800,227	COP	43,226,450,000	Morgan Stanley, Inc.	11-23-2026	616,739	0
USD	3,097,499	NOK	28,975,000	State Street Bank & Trust Co.	11-23-2026	25	0
						$916,958	$(3,017,275)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	1,028	12-21-2026	$111,460,449	$110,670,625	$0	$(789,824)
Ultra U.S. Treasury Bond	627	12-21-2026	69,786,828	68,989,594	0	(797,234)
2-Year U.S. Treasury Notes	1,546	12-31-2026	318,118,635	317,292,345	0	(826,290)
5-Year U.S. Treasury Notes	978	12-31-2026	103,965,984	103,377,656	0	(588,328)
Short
5-Year Euro-BOBL Futures	(227)	9-8-2026	(30,232,232)	(29,874,007)	358,225	0
Ultra 10-Year U.S. Treasury Notes	(1,830)	12-21-2026	(202,119,142)	(200,242,031)	1,877,111	0
					$2,235,336	$(3,001,676)
The accompanying notes are an integral part of these financial statements.
24 | Allspring Managed Account

Statement of assets and liabilities—August 31, 2026
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $1,338,929,629)	$1,324,590,161
Investments in affiliated securities, at value (cost $40,750,981)	40,750,981
Cash	3,588,824
Cash at broker segregated for futures contracts	6,098,000
Segregated cash for forward foreign currency contracts	2,850,000
Foreign currency, at value (cost $1,287,593)	1,290,468
Receivable for investments sold	17,464,582
Receivable for interest	12,328,788
Unrealized gains on forward foreign currency contracts	916,958
Receivable for Fund shares sold	671,992
Receivable for daily variation margin on open futures contracts	645,293
Receivable from manager	17,810
Principal paydown receivable	10,441
Total assets	1,411,224,298
Liabilities
Payable for investments purchased	158,206,691
Unrealized losses on forward foreign currency contracts	3,017,275
Payable for daily variation margin on open futures contracts	761,564
Cash collateral due to broker	70,000
Payable for Fund shares redeemed	56,153
Contingent tax liability	4,418
Total liabilities	162,116,101
Total net assets	$1,249,108,197
Net assets consist of
Paid-in capital	$1,283,473,494
Total distributable loss	(34,365,297)
Total net assets	$1,249,108,197
Computation of net asset value per share
Net assets	$1,249,108,197
Shares outstanding[1]	75,185,466
Net asset value per share	$16.61
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 25

Statement of operations—year ended August 31, 2026
Statement of operations
Investment income
Interest (net of foreign withholding taxes of $17,746)	$55,833,515
Dividends	1,625,814
Income from affiliated securities	1,166,144
Total investment income	58,625,473
Expenses
Custody and accounting fees	93,463
Professional fees	77,223
Registration fees	74,436
Shareholder report expenses	27,846
Trustees’ fees and expenses	18,111
Other fees and expenses	38,762
Total expenses	329,841
Less: Fee waivers and/or expense reimbursements	(329,841)
Net expenses	0
Net investment income	58,625,473
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities (net of foreign capital gains tax of $17,854)	3,042,041
Foreign currency and foreign currency translations	(339,067)
Forward foreign currency contracts	(3,303,559)
Futures contracts	(6,491,999)
Swap contracts	501,588
Net realized losses on investments	(6,590,996)
Net change in unrealized gains (losses) on
Unaffiliated securities (net of deferred foreign capital gains tax of $7,982)	(27,530,278)
Foreign currency and foreign currency translations	23,023
Forward foreign currency contracts	(436,991)
Futures contracts	(1,412,444)
Swap contracts	(102,061)
Net change in unrealized gains (losses) on investments	(29,458,751)
Net realized and unrealized gains (losses) on investments	(36,049,747)
Net increase in net assets resulting from operations	$22,575,726
The accompanying notes are an integral part of these financial statements.
26 | Allspring Managed Account

Statement of changes in net assets
Statement of changes in net assets
	Year ended August 31, 2026		Year ended August 31, 2025
Operations
Net investment income		$58,625,473		$36,809,639
Net realized losses on investments		(6,590,996)		(11,311,745)
Net change in unrealized gains (losses) on investments		(29,458,751)		10,480,717
Net increase in net assets resulting from operations		22,575,726		35,978,611
Distributions to shareholders from
Net investment income and net realized gains		(57,515,237)		(35,672,331)
Capital share transactions	Shares		Shares
Proceeds from shares sold	31,073,679	528,914,969	48,450,624	825,886,410
Reinvestment of distributions	57	966	2,535	44,160
Payment for shares redeemed	(9,621,796)	(163,555,468)	(8,071,091)	(136,960,699)
Net increase in net assets resulting from capital share transactions		365,360,467		688,969,871
Total increase in net assets		330,420,956		689,276,151
Net assets
Beginning of period		918,687,241		229,411,090
End of period		$1,249,108,197		$918,687,241
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 27

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended August 31
	2026	2025	2024	2023	2022
Net asset value, beginning of period	$17.10	$17.18	$16.65	$17.22	$20.27
Net investment income	0.91 [1]	0.93 [1]	0.99 [1]	0.76 [1]	0.57
Net realized and unrealized gains (losses) on investments	(0.51)	(0.14)	0.45	(0.62)	(2.86)
Total from investment operations	0.40	0.79	1.44	0.14	(2.29)
Distributions to shareholders from
Net investment income	(0.89)	(0.87)	(0.91)	(0.71)	(0.72)
Net realized gains	0.00	0.00	0.00	0.00	(0.04)
Total distributions to shareholders	(0.89)	(0.87)	(0.91)	(0.71)	(0.76)
Net asset value, end of period	$16.61	$17.10	$17.18	$16.65	$17.22
Total return[2]	2.32%	4.77%	8.97%	0.95%	(11.59)%
Ratios to average net assets (annualized)
Gross expenses	0.03%	0.04%	0.16%	0.69%	0.96%
Net expenses[3]	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	5.36%	5.48%	5.89%	4.53%	3.04%
Supplemental data
Portfolio turnover rate	249%	315%	291%	249%	125%
Net assets, end of period (000s omitted)	$1,249,108	$918,687	$229,411	$27,873	$22,642

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
[3]
The manager has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

The accompanying notes are an integral part of these financial statements.
28 | Allspring Managed Account

Notes to financial statements
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Managed Account CoreBuilder® Shares – Series CP (the “Fund”) which is a diversified series of the Trust.
The Fund is a special purpose fund invested primarily in debt securities and is intended to be used in combination with selected individual securities to effectively model institutional-level investment strategies. The Fund is intended to help enable certain separately managed account investors to achieve greater diversification than smaller managed accounts might otherwise achieve.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On August 31, 2026, such fair value pricing was not used in pricing foreign securities.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such
Allspring Managed Account | 29

Notes to financial statements
transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of assets and liabilities.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of assets and liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of operations.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter market or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.
The Fund entered into centrally cleared swaps. In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Securities deposited as initial margin are designated in the Portfolio of investments and cash deposited is shown as cash segregated for centrally cleared swaps in the Statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value
30 | Allspring Managed Account

Notes to financial statements
of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of assets and liabilities. Payments received from (paid to) the counterparty are recorded as realized gains (losses) in the Statement of operations when the contract is closed.
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through To Be Announced (TBA) mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Dividend income is recognized on the ex-dividend date.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are
Allspring Managed Account | 31

Notes to financial statements
estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of August 31, 2026, the aggregate cost of all investments for federal income tax purposes was $1,383,218,796 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$7,243,216
Gross unrealized losses	(27,987,527)
Net unrealized losses	$(20,744,311)
As of August 31, 2026, the Fund had capital loss carryforwards which consist of $5,472,825 in short-term capital losses and $10,365,211 in long-term capital losses.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
32 | Allspring Managed Account

Notes to financial statements
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$134,936,040	$0	$134,936,040
Asset-backed securities	0	223,988,200	0	223,988,200
Common stocks
Financials	0	0	0	0
Health care	0	106,338	0	106,338
Corporate bonds and notes	0	279,346,706	0	279,346,706
Foreign corporate bonds and notes	0	42,497,919	0	42,497,919
Foreign government bonds	0	130,760,475	0	130,760,475
Investment companies	66,512,198	0	0	66,512,198
Loans	0	299,154	0	299,154
Non-agency mortgage-backed securities	0	127,993,022	0	127,993,022
U.S. Treasury securities	131,988,418	0	0	131,988,418
Yankee corporate bonds and notes	0	105,513,624	0	105,513,624
Yankee government bonds	0	30,708,789	0	30,708,789
Short-term investments
Investment companies	40,750,981	0	0	40,750,981
U.S. Treasury securities	49,939,278	0	0	49,939,278
	289,190,875	1,076,150,267	0	1,365,341,142
Forward foreign currency contracts	0	916,958	0	916,958
Futures contracts	2,235,336	0	0	2,235,336
Total assets	$291,426,211	$1,077,067,225	$0	$1,368,493,436
Liabilities
Forward foreign currency contracts	$0	$3,017,275	$0	$3,017,275
Futures contracts	3,001,676	0	0	3,001,676
Total liabilities	$3,001,676	$3,017,275	$0	$6,018,951
Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of investments. For futures contracts, the current day’s variation margin is reported on the Statement of assets and liabilities. All other assets and liabilities are reported at their fair value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At August 31, 2026, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
The Trust has entered into an investment management contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The manager is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund. For providing these services, Allspring Funds Management does not receive a fee from the Fund but is entitled to receive fees from separately managed account sponsors of the wrap-fee programs. Out of these fees, Allspring Funds Management pays Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited, each an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, serve as subadvisers to the Fund.
Generally, no ordinary operating fees or expenses are charged to the Fund. Allspring Funds Management has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund including acquired fund fees and expenses, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.
Allspring Managed Account | 33

Notes to financial statements
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended August 31, 2026.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the year ended August 31, 2026 were as follows:
Purchases at cost		Sales Proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$2,233,079,433	$999,212,283	$2,257,675,045	$617,610,569
6.DERIVATIVE TRANSACTIONS
During the year ended August 31, 2026, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio. The Fund also entered into forward foreign currency contracts for economic hedging purposes and entered into swap contracts to hedge risks and/or enhance total returns.
The volume of the Fund’s derivative activity during the year ended August 31, 2026 was as follows:
Forward foreign currency contracts
Average contract amounts to buy	$20,626,208
Average contract amounts to sell	180,473,784
Futures contracts
Average notional balance on long futures	$548,735,246
Average notional balance on short futures	180,976,519
Swap contracts
Average notional balance	$8,258,319
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of August 31, 2026 by primary risk type on the Statement of assets and liabilities was as follows for the Fund:
	Interest rate risk	Foreign Currency risk	Total
Asset derivatives
Forward foreign currency contracts	$0	$916,958	$916,958
Futures contracts	2,235,336 *	0	2,235,336
	$2,235,336	$916,958	$3,152,294
Liability derivatives
Forward foreign currency contracts	$0	$3,017,275	$3,017,275
Futures contracts	3,001,676 *	0	3,001,676
	$3,001,676	$3,017,275	$6,018,951

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of investments. For futures contracts, only the current day’s variation margin as of August 31, 2026 is reported separately on the Statement of assets and liabilities.

The effect of derivative instruments on the Statement of operations for the year ended August 31, 2026 was as follows:
34 | Allspring Managed Account

Notes to financial statements
	Interest rate risk	Credit risk	Foreign currency risk	TOTAL
Net realized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$(3,303,559)	$(3,303,559)
Futures contracts	(6,491,999)	0	0	(6,491,999)
Swap contracts	0	501,588	0	501,588
	$(6,491,999)	$501,588	$(3,303,559)	$(9,293,970)
Net change in unrealized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$(436,991)	$(436,991)
Futures contracts	(1,412,444)	0	0	(1,412,444)
Swap contracts	0	(102,061)	0	(102,061)
	$(1,412,444)	$(102,061)	$(436,991)	$(1,951,496)
For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of assets and liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of assets and liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of assets and liabilities to the net amounts by counterparty, including any collateral exposure, for OTC derivatives is as follows:
Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Bank of New York Mellon Corp.	$36,390	$(36,390)	$0	$0
Morgan Stanley, Inc.	616,739	(616,739)	0	0
State Street Bank & Trust Co.	263,829	(119,902)	(80,000)	63,927

Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Bank of New York Mellon Corp.	$1,231,551	$(36,390)	$(1,195,161)	$0
Morgan Stanley, Inc.	1,665,822	(616,739)	(1,049,083)	0
State Street Bank & Trust Co.	119,902	(119,902)	0	0

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.
7.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds, is a party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended August 31, 2026, there were no borrowings by the Fund under the agreement.
8.DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended August 31
	2026	2025
Ordinary income	$57,515,237	$35,672,331
Allspring Managed Account | 35

Notes to financial statements
As of August 31, 2026, the components of distributable loss on a tax basis were as follows:

Undistributed ordinary income	Unrealized losses	Capital loss carryforward	Total
$2,159,712	$(20,686,973)	$(15,838,036)	$(34,365,297)
9.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
36 | Allspring Managed Account

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Managed Account CoreBuilder® Shares - Series CP (the Fund), a series of Allspring Funds Trust, including the portfolio of investments, as of August 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian, transfer agents, agent banks and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
October 23, 2026
Allspring Managed Account | 37

Other information (unaudited)
Other information
Tax information
For the fiscal year ended August 31, 2026, $40,660,843 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For the fiscal year ended August 31, 2026, 14% of the ordinary income distributed was derived from interest on U.S. government securities.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

38 | Allspring Managed Account

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring Managed Account | 39

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 18-20, 2026 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Managed Account CoreBuilder® Shares – Series CP (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); (ii) an investment sub-advisory agreement with Allspring Global Investments, LLC (“AGI”), an affiliate of Allspring Funds Management; and (iii) an investment sub-advisory agreement with Allspring Global Investments (UK) Limited (“AGI UK,” and together with AGI, the “Sub-Advisers,” and the sub-advisory agreements with each of the Sub-Advisers, the “Sub-Advisory Agreements”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Advisers and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2026, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Advisers were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2026. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Advisers about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above conferred with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the absence of compensation payable to Allspring Funds Management and the Sub-Advisers under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Advisers under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Advisers are a part, recent changes in such senior management, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates, including the Sub-Advisers. The Board noted that AGI UK was added as a sub-adviser to the Fund in 2025.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Advisers to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Advisers. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Advisers is “Allspring Global Investments.”

40 | Allspring Managed Account

Other information (unaudited)
Management’s and the Sub-Advisers’ business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program and as the Fund’s valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board received and considered information regarding the “zero fee and expense” structure of the Fund. Specifically, the Board noted that the Fund’s gross operating expense ratio and each of its various components, including management fees, administration fees, custody fees, Rule 12b-1 fees, and other fees, were zero. The Board also noted Allspring Funds Management’s representations that the Fund is a special purpose mutual fund for use exclusively within Allspring Funds Management’s separately managed account (“SMA”) advisory business and, as such, Allspring Funds Management would assume and pay or reimburse the Fund under an Expense Assumption Agreement all of the ordinary operating expenses of the Fund, excluding portfolio transaction or other investment related costs, fees payable for services provided by the Fund’s securities lending agent, interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. The Board further noted that Allspring Funds Management is paid a negotiated fee by each SMA sponsor, and that the fee level is identical for all sponsors of SMAs that invest in the Fund.
The Board noted that it had previously reviewed and considered the Fund’s performance, including in the context of the Fund’s role as part of a larger SMA portfolio. In light of the Fund’s unique fee and distribution structure and special purpose of the Fund, the Board did not conduct a comparative fee review relative to a peer group or universe. The Board took into account the performance information, the fee and distribution structure, and special purpose of the Fund in deciding to re-approve the Advisory Agreements for the Fund.
Investment management and sub-advisory fee rates
The Board reviewed and considered that the contractual investment management fee rate payable by the Fund to Allspring Funds Management for investment advisory services and fund administration services (the “Management Agreement Rate”) was zero, and also reviewed and considered that the Fund’s other expenses would normally be zero, because of Allspring Funds Management’s commitment to assume and pay or reimburse all of the ordinary operating expenses of the Fund under an Expense Assumption Agreement. The Board also considered that the fee rate payable by Allspring Funds Management to the Sub-Advisers for investment sub-advisory services was also zero, and that any sub-advisory fees would be paid from the fees Allspring Funds Management receives from SMA sponsors and not by the Fund.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the absence of any compensation payable by the Fund to Allspring Funds Management pursuant to the Management Agreement and by Allspring Funds Management to the Sub-Advisers, in each case, was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of a fund.
The Board acknowledged that Allspring Funds Management does not earn any fee revenue directly from the Fund, given its zero fee structure. Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
In light of the unique fee structure and special purpose of the Fund, the Board did not conduct an analysis of economies of scale in the context of reviewing the Fund’s Advisory Agreements.
Other benefits to Allspring Funds Management and the Sub-Advisers
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Advisers, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund.

Allspring Managed Account | 41

Other information (unaudited)
The Board received and considered information about payments that Allspring Funds Management would receive from the SMA sponsors. The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the absence of any compensation payable by the Fund to Allspring Funds Management and by Allspring Funds Management to the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

42 | Allspring Managed Account

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
Attn:  Managed Account Services
P.O. Box 1450
Milwaukee, WI 53201
Website: allspringglobal.com
Telephone: 1-888-877-9275

This report and the financial statements contained herein are submitted for the general information of the shareholder of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-888-877-9275 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR4903 08-26

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Changes in and Disagreements with Accountants for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Proxy Disclosures for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 16. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURES OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19. EXHIBITS

(a)(1)	Code of Ethics.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: October 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: October 23, 2026

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer (Principal Financial Officer)

Date: October 23, 2026